ProFund Access VP High Yield :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

U.S. Treasury Obligation (48.6%)

	Principal Amount	Value
U.S. Treasury Notes, 3.625%, 8/31/29	$7,350,000	$7,372,969
TOTAL U.S. TREASURY OBLIGATION (Cost $7,337,540)		7,372,969

Repurchase Agreements(a) (44.8%)

Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $6,816,895	6,816,000	6,816,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,816,000)		6,816,000
TOTAL INVESTMENT SECURITIES (Cost $14,153,540) —93.4%		14,188,969
Net other assets (liabilities) — 6.6%		1,008,974
NET ASSETS - 100.0%		$15,197,943

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund Access VP High Yield :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	21	1/2/25	$2,309,016	$8,074

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 43	Daily	5.00%	12/20/29	3.29%	$11,830,000	$872,281	$874,367	$(2,086)	$3,080

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

ProFund VP Asia 30 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	10,085	$1,070,220
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	41,749	407,470
Baidu, Inc.*ADR (Interactive Media & Services)	4,057	427,162
BHP Group, Ltd.ADR(a) (Metals & Mining)	15,099	937,799
Bilibili, Inc.*ADR (Entertainment)	27,720	648,095
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	11,945	243,319
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	5,240	416,318
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	48,849	440,129
Futu Holdings, Ltd.*ADR (Capital Markets)	6,253	598,099
HDFC Bank, Ltd.ADR (Banks)	15,156	948,159
ICICI Bank, Ltd.ADR (Banks)	27,325	815,651
Infosys, Ltd.ADR(a) (IT Services)	26,762	595,990
iQIYI, Inc.*ADR (Entertainment)	67,949	194,334
JD.com, Inc.ADR (Broadline Retail)	17,353	694,120
JinkoSolar Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	8,508	228,185
Kanzhun, Ltd.ADR (Interactive Media & Services)	20,734	359,942
KE Holdings, Inc.ADR (Real Estate Management & Development)	24,114	480,110
Li Auto, Inc.*ADR (Automobiles)	12,733	326,602
Lufax Holding, Ltd.*ADR (Consumer Finance)	105,415	367,898
NetEase, Inc.ADR (Entertainment)	6,141	574,245
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	5,015	380,338
NIO, Inc.*ADR(a) (Automobiles)	41,356	276,258
POSCO Holdings, Inc.ADR (Metals & Mining)	2,986	208,990
Sea, Ltd.*ADR (Entertainment)	9,973	940,254
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,141	1,761,188
Tencent Music Entertainment GroupADR (Entertainment)	42,482	511,908
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	11,437	679,701
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	46,595	392,330
XPeng, Inc.*ADR (Automobiles)	25,523	310,870
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	18,142	449,377
TOTAL COMMON STOCKS (Cost $8,699,862)		16,685,061

Collateral for Securities Loaned(b) (10.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(c)	1,674,608	$1,674,608
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,674,608)		1,674,608
TOTAL INVESTMENT SECURITIES (Cost $10,374,470) —110.0%		18,359,669
Net other assets (liabilities) — (10.0)%		(1,669,342)
NET ASSETS - 100.0%		$16,690,327

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $1,623,050.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
ADR	American Depositary Receipt

ProFund VP Asia 30 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Asia 30 invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$449,377	2.7%
Automobiles	913,730	5.5%
Banks	1,763,810	10.5%
Broadline Retail	1,764,340	10.6%
Capital Markets	598,099	3.6%
Consumer Finance	367,898	2.2%
Diversified Consumer Services	380,338	2.3%
Entertainment	2,868,836	17.2%
Ground Transportation	440,129	2.6%
Hotels, Restaurants & Leisure	679,701	4.1%
Interactive Media & Services	787,104	4.7%
IT Services	595,990	3.6%
Metals & Mining	1,146,789	6.9%
Pharmaceuticals	416,318	2.5%
Real Estate Management & Development	480,110	2.9%
Semiconductors & Semiconductor Equipment	3,032,492	18.1%
Other**	5,266	NM
Total	$16,690,327	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2024:

	Value	% of Net Assets
Australia	$937,799	5.6%
China	8,662,813	52.0%
Hong Kong	598,099	3.6%
India	2,776,118	16.6%
Singapore	940,254	5.6%
South Korea	208,990	1.3%
Taiwan	2,560,988	15.3%
Other**	5,266	NM
Total	$16,690,327	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

ProFund VP Banks :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
Ameris Bancorp (Banks)	873	$54,466
Apollo Global Management, Inc. (Financial Services)	466	58,208
Associated Banc-Corp. (Banks)	2,508	54,022
Atlantic Union Bankshares Corp. (Banks)	1,287	48,481
Axos Financial, Inc.* (Banks)	844	53,071
Banc of California, Inc. (Banks)	3,727	54,899
Bank of America Corp. (Banks)	1,380	54,758
Bank of Hawaii Corp. (Banks)	827	51,911
Bank OZK (Banks)	1,283	55,156
BankUnited, Inc. (Banks)	1,480	53,931
Banner Corp. (Banks)	540	32,162
BOK Financial Corp. (Banks)	434	45,405
Cadence Bank (Banks)	1,683	53,604
Cathay General Bancorp (Banks)	993	42,649
Citigroup, Inc. (Banks)	924	57,843
Citizens Financial Group, Inc. (Banks)	1,330	54,623
Columbia Banking System, Inc. (Banks)	2,188	57,130
Comerica, Inc. (Banks)	927	55,537
Commerce Bancshares, Inc. (Banks)	861	51,143
Community Financial System, Inc. (Banks)	764	44,365
Corebridge Financial, Inc. (Financial Services)	1,946	56,745
Cullen/Frost Bankers, Inc. (Banks)	488	54,588
CVB Financial Corp. (Banks)	2,386	42,519
East West Bancorp, Inc. (Banks)	671	55,519
Eastern Bankshares, Inc. (Banks)	2,939	48,170
Equitable Holdings, Inc. (Financial Services)	1,329	55,858
Essent Group, Ltd. (Financial Services)	837	53,811
F.N.B. Corp. (Banks)	3,804	53,674
Fifth Third Bancorp (Banks)	1,267	54,278
First BanCorp (Banks)	2,635	55,783
First Citizens BancShares, Inc. - Class A (Banks)	29	53,388
First Financial Bancorp (Banks)	1,117	28,182
First Financial Bankshares, Inc. (Banks)	1,451	53,702
First Hawaiian, Inc. (Banks)	1,729	40,026
First Horizon Corp. (Banks)	3,374	52,392
First Interstate BancSystem, Inc. - Class A (Banks)	1,733	53,168
First Merchants Corp. (Banks)	687	25,556
Fulton Financial Corp. (Banks)	2,991	54,227
Glacier Bancorp, Inc. (Banks)	1,203	54,977
Hancock Whitney Corp. (Banks)	1,070	54,752
Hilltop Holdings, Inc. (Banks)	957	30,777
Home BancShares, Inc. (Banks)	1,981	53,665
Huntington Bancshares, Inc. (Banks)	3,709	54,522
Independent Bank Corp. (Banks)	717	42,396
Independent Bank Group, Inc. (Banks)	641	36,960
International Bancshares Corp. (Banks)	662	39,581
Jackson Financial, Inc. - Class A (Financial Services)	637	58,114
JPMorgan Chase & Co. (Banks)	261	55,034
KeyCorp (Banks)	3,315	55,526
Lakeland Financial Corp. (Banks)	324	21,099
M&T Bank Corp. (Banks)	315	56,108
MGIC Investment Corp. (Financial Services)	2,113	54,093
Mr. Cooper Group, Inc.* (Financial Services)	564	51,990
New York Community Bancorp, Inc. (Banks)	5,031	56,498
NMI Holdings, Inc.* (Financial Services)	1,299	53,506
Northern Trust Corp. (Capital Markets)	604	54,378
Old National Bancorp (Banks)	2,844	53,069
Pacific Premier Bancorp, Inc. (Banks)	1,495	37,614
PennyMac Financial Services, Inc. (Financial Services)	463	52,768
Pinnacle Financial Partners, Inc. (Banks)	562	55,059
Popular, Inc. (Banks)	546	54,747
Prosperity Bancshares, Inc. (Banks)	735	52,971
Provident Financial Services, Inc. (Banks)	2,503	46,456
Radian Group, Inc. (Financial Services)	1,518	52,659
Regions Financial Corp. (Banks)	2,428	56,645
Renasant Corp. (Banks)	1,173	38,123
Rocket Cos., Inc.* - Class A (Financial Services)	2,718	52,158
Seacoast Banking Corp. of Florida (Banks)	1,296	34,538
ServisFirst Bancshares, Inc. (Banks)	506	40,708
Simmons First National Corp. - Class A (Banks)	1,384	29,811
SouthState Corp. (Banks)	562	54,615
Synovus Financial Corp. (Banks)	1,195	53,142
Texas Capital Bancshares, Inc.* (Banks)	760	54,310
The Bancorp, Inc.* (Banks)	1,077	57,621
The Bank of New York Mellon Corp. (Capital Markets)	776	55,763
The PNC Financial Services Group, Inc. (Banks)	301	55,640
Triumph Financial, Inc.* (Banks)	423	33,645
Truist Financial Corp. (Banks)	1,274	54,489
Trustmark Corp. (Banks)	848	26,983
U.S. Bancorp (Banks)	1,195	54,647
UMB Financial Corp. (Banks)	507	53,291
United Bankshares, Inc. (Banks)	1,438	53,350
United Community Banks, Inc. (Banks)	1,445	42,021
Valley National Bancorp (Banks)	6,260	56,716
Voya Financial, Inc. (Financial Services)	710	56,246
WaFd, Inc. (Banks)	1,219	42,482
Walker & Dunlop, Inc. (Financial Services)	492	55,886
Webster Financial Corp. (Banks)	1,193	55,606
Wells Fargo & Co. (Banks)	1,011	57,111
WesBanco, Inc. (Banks)	660	19,655
Western Alliance Bancorp (Banks)	651	56,305
Wintrust Financial Corp. (Banks)	507	55,025
WSFS Financial Corp. (Banks)	738	37,631
Zions Bancorp NA (Banks)	1,147	54,161
TOTAL COMMON STOCKS (Cost $2,943,358)		4,662,593

ProFund VP Banks :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $15,002	$15,000	$15,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000
TOTAL INVESTMENT SECURITIES (Cost $2,958,358) —100.3%		4,677,593
Net other assets (liabilities) — (0.3)%		(15,363)
NET ASSETS - 100.0%		$4,662,230

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	10/23/24	5.58%	$29,218	$(740)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Banks	$3,840,410	82.3%
Capital Markets	110,141	2.4%
Financial Services	712,042	15.3%
Other**	(363)	NM
Total	$4,662,230	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

ProFund VP Bear :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $1,635,215	$1,635,000	$1,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,635,000)		1,635,000
TOTAL INVESTMENT SECURITIES (Cost $1,635,000) —101.2%		1,635,000
Net other assets (liabilities) — (1.2)%		(19,593)
NET ASSETS - 100.0%		$1,615,407

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $272,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	12/23/24	$(290,713)	$(9,645)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/28/24	(5.33)%	$(276,599)	$(1,114)
S&P 500	UBS AG	10/28/24	(5.23)%	(1,043,585)	(4,041)
				$(1,320,184)	$(5,155)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (99.1%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	5,648	$61,055
89bio, Inc.* (Biotechnology)	7,963	58,926
AbbVie, Inc. (Biotechnology)	5,451	1,076,463
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	17,864	274,748
ADMA Biologics, Inc.* (Biotechnology)	24,441	488,576
Agios Pharmaceuticals, Inc.* (Biotechnology)	5,595	248,586
Akero Therapeutics, Inc.* (Biotechnology)	5,652	162,156
Alector, Inc.* (Biotechnology)	4,548	21,194
Alkermes PLC* (Biotechnology)	15,971	447,028
Allogene Therapeutics, Inc.* (Biotechnology)	19,814	55,479
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	3,991	1,097,645
Altimmune, Inc.* (Biotechnology)	9,740	59,804
Amgen, Inc. (Biotechnology)	3,184	1,025,917
Amicus Therapeutics, Inc.* (Biotechnology)	25,462	271,934
AnaptysBio, Inc.* (Biotechnology)	2,419	81,037
Anavex Life Sciences Corp.* (Biotechnology)	8,727	49,569
Annexon, Inc.* (Biotechnology)	11,055	65,446
Apellis Pharmaceuticals, Inc.* (Biotechnology)	12,762	368,056
Apogee Therapeutics, Inc.* (Biotechnology)	3,411	200,362
Applied Therapeutics, Inc.* (Biotechnology)	9,956	84,626
Arbutus Biopharma Corp.* (Biotechnology)	7,191	27,685
Arcellx, Inc.* (Biotechnology)	3,485	291,032
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	4,077	94,627
Arcus Biosciences, Inc.* (Biotechnology)	5,264	80,487
Arcutis Biotherapeutics, Inc.* (Biotechnology)	17,306	160,946
Ardelyx, Inc.* (Biotechnology)	37,163	256,053
ArriVent Biopharma, Inc.* (Biotechnology)	596	14,006
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	11,130	215,588
ARS Pharmaceuticals, Inc.* (Biotechnology)	5,081	73,675
Astria Therapeutics, Inc.* (Biotechnology)	3,337	36,740
Avid Bioservices, Inc.* (Biotechnology)	7,155	81,424
Avidity Biosciences, Inc.* (Biotechnology)	12,464	572,472
Beam Therapeutics, Inc.* (Biotechnology)	11,696	286,552
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	23,196	176,290
Biogen, Inc.* (Biotechnology)	5,411	1,048,868
Biohaven, Ltd.* (Biotechnology)	8,599	429,692
BioMarin Pharmaceutical, Inc.* (Biotechnology)	12,469	876,446
Blueprint Medicines Corp.* (Biotechnology)	7,316	676,730
Bridgebio Pharma, Inc.* (Biotechnology)	15,212	387,298
C4 Therapeutics, Inc.* (Biotechnology)	8,993	51,260
CareDx, Inc.* (Biotechnology)	4,266	133,206
Cargo Therapeutics, Inc.* (Biotechnology)	1,729	31,900
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	7,657	152,221
Celcuity, Inc.* (Biotechnology)	3,538	52,752
Celldex Therapeutics, Inc.* (Biotechnology)	5,688	193,335
CG Oncology, Inc.* (Biotechnology)	4,913	185,367
Cogent Biosciences, Inc.* (Biotechnology)	7,107	76,756
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	2,128	43,901
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	6,093	311,352
CRISPR Therapeutics AG* (Biotechnology)	13,385	628,827
Cullinan Therapeutics, Inc.* (Biotechnology)	7,169	120,009
Cytokinetics, Inc.* (Biotechnology)	13,385	706,728
Day One Biopharmaceuticals, Inc.* (Biotechnology)	8,529	118,809
Denali Therapeutics, Inc.* (Biotechnology)	7,357	214,309
Dianthus Therapeutics, Inc.* (Biotechnology)	1,916	52,460
Disc Medicine, Inc.* (Biotechnology)	2,296	112,825
Dynavax Technologies Corp.* (Biotechnology)	16,402	182,718
Dyne Therapeutics, Inc.* (Biotechnology)	10,313	370,443
Emergent BioSolutions, Inc.* (Biotechnology)	9,004	75,183
Erasca, Inc.* (Biotechnology)	14,514	39,623
Exact Sciences Corp.* (Biotechnology)	16,152	1,100,274
Exelixis, Inc.* (Biotechnology)	13,828	358,837
Fate Therapeutics, Inc.* (Biotechnology)	13,405	46,918
Geron Corp.* (Biotechnology)	89,023	404,164
Gilead Sciences, Inc. (Biotechnology)	12,783	1,071,727
Halozyme Therapeutics, Inc.* (Biotechnology)	11,604	664,213
Humacyte, Inc.* (Biotechnology)	15,441	83,999
Ideaya Biosciences, Inc.* (Biotechnology)	7,878	249,575
ImmunityBio, Inc.*(a) (Biotechnology)	28,489	105,979
Immunome, Inc.* (Biotechnology)	5,444	79,591
Immunovant, Inc.* (Biotechnology)	9,525	271,558
Incyte Corp.* (Biotechnology)	16,655	1,100,895
Insmed, Inc.* (Biotechnology)	14,179	1,035,067
Intellia Therapeutics, Inc.* (Biotechnology)	15,976	328,307
Ionis Pharmaceuticals, Inc.* (Biotechnology)	12,426	497,786
Iovance Biotherapeutics, Inc.* (Biotechnology)	40,821	383,309
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	24,798	102,168
iTeos Therapeutics, Inc.* (Biotechnology)	3,116	31,814
Janux Therapeutics, Inc.* (Biotechnology)	4,107	186,581
KalVista Pharmaceuticals, Inc.* (Biotechnology)	2,740	31,729
Keros Therapeutics, Inc.* (Biotechnology)	2,570	149,240
Krystal Biotech, Inc.* (Biotechnology)	2,866	521,698
Kura Oncology, Inc.* (Biotechnology)	5,735	112,062
Kymera Therapeutics, Inc.* (Biotechnology)	4,092	193,674
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	2,790	592,094
MannKind Corp.* (Biotechnology)	19,666	123,699
MiMedx Group, Inc.* (Biotechnology)	6,953	41,092
Mirum Pharmaceuticals, Inc.* (Biotechnology)	5,342	208,338
Moderna, Inc.* (Biotechnology)	15,504	1,036,132
Myriad Genetics, Inc.* (Biotechnology)	6,905	189,128
Natera, Inc.* (Biotechnology)	8,368	1,062,318
Neurocrine Biosciences, Inc.* (Biotechnology)	8,659	997,690
Novavax, Inc.* (Biotechnology)	23,471	296,439

ProFund VP Biotechnology :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Nurix Therapeutics, Inc.* (Biotechnology)	5,851	$131,472
Nuvalent, Inc.* - Class A (Biotechnology)	2,679	274,062
Ocugen, Inc.*(a) (Biotechnology)	49,846	49,457
Olema Pharmaceuticals, Inc.* (Biotechnology)	5,656	67,533
ORIC Pharmaceuticals, Inc.* (Biotechnology)	4,037	41,379
Perspective Therapeutics, Inc.* (Biotechnology)	6,323	84,412
Praxis Precision Medicines, Inc.* (Biotechnology)	2,210	127,163
Protagonist Therapeutics, Inc.* (Biotechnology)	5,619	252,855
Prothena Corp. PLC* (Biotechnology)	3,891	65,096
PTC Therapeutics, Inc.* (Biotechnology)	6,331	234,880
Recursion Pharmaceuticals, Inc.*(a) - Class A (Biotechnology)	42,248	278,414
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	918	965,038
REGENXBIO, Inc.* (Biotechnology)	4,791	50,258
Relay Therapeutics, Inc.* (Biotechnology)	11,255	79,685
Replimune Group, Inc.* (Biotechnology)	6,327	69,344
REVOLUTION Medicines, Inc.* (Biotechnology)	10,493	475,858
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	4,037	211,498
Rocket Pharmaceuticals, Inc.* (Biotechnology)	8,048	148,647
Roivant Sciences, Ltd.* (Biotechnology)	41,037	473,567
Sage Therapeutics, Inc.* (Biotechnology)	9,322	67,305
Sana Biotechnology, Inc.* (Biotechnology)	20,289	84,402
Sarepta Therapeutics, Inc.* (Biotechnology)	8,492	1,060,566
Savara, Inc.* (Biotechnology)	10,511	44,567
Scholar Rock Holding Corp.* (Biotechnology)	7,232	57,928
Soleno Therapeutics, Inc.* (Biotechnology)	3,540	178,735
SpringWorks Therapeutics, Inc.* (Biotechnology)	8,633	276,601
Spyre Therapeutics, Inc.* (Biotechnology)	4,413	129,786
Stoke Therapeutics, Inc.* (Biotechnology)	5,175	63,601
Summit Therapeutics, Inc.*(a) (Biotechnology)	6,772	148,307
Syndax Pharmaceuticals, Inc.* (Biotechnology)	10,723	206,418
Tango Therapeutics, Inc.* (Biotechnology)	6,437	49,565
TG Therapeutics, Inc.* (Biotechnology)	21,285	497,856
Travere Therapeutics, Inc.* (Biotechnology)	5,737	80,261
Twist Bioscience Corp.* (Biotechnology)	8,696	392,885
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	6,152	341,744
United Therapeutics Corp.* (Biotechnology)	3,122	1,118,768
Vaxcyte, Inc.* (Biotechnology)	4,032	460,737
Vera Therapeutics, Inc.* (Biotechnology)	4,935	218,127
Veracyte, Inc.* (Biotechnology)	5,653	192,428
Vericel Corp.* (Biotechnology)	3,358	141,876
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,181	1,014,339
Verve Therapeutics, Inc.* (Biotechnology)	13,189	63,835
Viking Therapeutics, Inc.* (Biotechnology)	15,864	1,004,350
Vir Biotechnology, Inc.* (Biotechnology)	10,869	81,409
Viridian Therapeutics, Inc.* (Biotechnology)	5,667	128,924
Xencor, Inc.* (Biotechnology)	4,018	80,802
Y-mAbs Therapeutics, Inc.* (Biotechnology)	2,193	28,838
TOTAL COMMON STOCKS (Cost $29,984,560)		41,792,875

Repurchase Agreements(b) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $459,060	$459,000	$459,000
TOTAL REPURCHASE AGREEMENTS (Cost $459,000)		459,000

Collateral for Securities Loaned(c) (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(d)	601,667	$601,667
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $601,667)		601,667
TOTAL INVESTMENT SECURITIES (Cost $31,045,227) —101.6%		42,853,542
Net other assets (liabilities) — (1.6)%		(692,593)
NET ASSETS - 100.0%		$42,160,949

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $551,366.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.

ProFund VP Biotechnology :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	10/23/24	5.58%	$500,978	$(2,668)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Biotechnology	$41,792,875	99.1%
Other**	368,074	0.9%
Total	$42,160,949	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (84.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	550	$75,185
A.O. Smith Corp. (Building Products)	120	10,780
Abbott Laboratories (Health Care Equipment & Supplies)	1,743	198,719
AbbVie, Inc. (Biotechnology)	1,770	349,540
Accenture PLC - Class A (IT Services)	628	221,985
Adobe, Inc.* (Software)	444	229,894
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,622	266,138
Aflac, Inc. (Insurance)	505	56,459
Agilent Technologies, Inc. (Life Sciences Tools & Services)	292	43,356
Air Products and Chemicals, Inc. (Chemicals)	223	66,396
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	441	55,923
Akamai Technologies, Inc.* (IT Services)	152	15,344
Albemarle Corp. (Chemicals)	118	11,176
Alexandria Real Estate Equities, Inc. (Office REITs)	156	18,525
Align Technology, Inc.* (Health Care Equipment & Supplies)	70	17,802
Allegion PLC (Building Products)	87	12,679
Alliant Energy Corp. (Electric Utilities)	257	15,597
Alphabet, Inc. - Class A (Interactive Media & Services)	5,870	973,540
Alphabet, Inc. - Class C (Interactive Media & Services)	4,812	804,518
Altria Group, Inc. (Tobacco)	1,709	87,227
Amazon.com, Inc.* (Broadline Retail)	9,359	1,743,862
Amcor PLC (Containers & Packaging)	1,448	16,406
Amentum Holdings, Inc.* (Professional Services)	125	4,031
Ameren Corp. (Multi-Utilities)	267	23,352
American Electric Power Co., Inc. (Electric Utilities)	533	54,686
American Express Co. (Consumer Finance)	563	152,686
American International Group, Inc. (Insurance)	645	47,233
American Tower Corp. (Specialized REITs)	468	108,837
American Water Works Co., Inc. (Water Utilities)	195	28,517
Ameriprise Financial, Inc. (Capital Markets)	98	46,041
AMETEK, Inc. (Electrical Equipment)	232	39,837
Amgen, Inc. (Biotechnology)	538	173,349
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,207	78,647
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	497	114,394
ANSYS, Inc.* (Software)	88	28,039
Aon PLC - Class A (Insurance)	218	75,426
APA Corp. (Oil, Gas & Consumable Fuels)	371	9,075
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,233	3,549,288
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	830	167,702
Aptiv PLC* (Automobile Components)	266	19,155
Arch Capital Group, Ltd.* (Insurance)	375	41,955
Archer-Daniels-Midland Co. (Food Products)	479	28,615
Arista Networks, Inc.* (Communications Equipment)	258	99,026
Arthur J. Gallagher & Co. (Insurance)	220	61,901
Assurant, Inc. (Insurance)	52	10,341
AT&T, Inc. (Diversified Telecommunication Services)	7,184	158,048
Atmos Energy Corp. (Gas Utilities)	156	21,639
Autodesk, Inc.* (Software)	216	59,504
Automatic Data Processing, Inc. (Professional Services)	409	113,182
AutoZone, Inc.* (Specialty Retail)	17	53,551
AvalonBay Communities, Inc. (Residential REITs)	142	31,987
Avery Dennison Corp. (Containers & Packaging)	81	17,882
Axon Enterprise, Inc.* (Aerospace & Defense)	72	28,771
Baker Hughes Co. (Energy Equipment & Services)	995	35,969
Ball Corp. (Containers & Packaging)	304	20,645
Bank of America Corp. (Banks)	6,764	268,395
Baxter International, Inc. (Health Care Equipment & Supplies)	511	19,403
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	290	69,919
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,835	844,577
Best Buy Co., Inc. (Specialty Retail)	197	20,350
Biogen, Inc.* (Biotechnology)	146	28,301
Bio-Techne Corp. (Life Sciences Tools & Services)	158	12,629
Blackrock Finance, Inc. (Capital Markets)	140	132,931
Blackstone, Inc. (Capital Markets)	721	110,407
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	34	143,212
BorgWarner, Inc. (Automobile Components)	228	8,274
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,475	123,605
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,031	105,084
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,664	804,539
Broadridge Financial Solutions, Inc. (Professional Services)	117	25,159
Brown & Brown, Inc. (Insurance)	237	24,553
Brown-Forman Corp. - Class B (Beverages)	184	9,053
Builders FirstSource, Inc.* (Building Products)	117	22,682
Bunge Global SA (Food Products)	142	13,723
BXP, Inc. (Office REITs)	146	11,747
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	118	13,024
Cadence Design Systems, Inc.* (Software)	274	74,262
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	217	9,058
Camden Property Trust (Residential REITs)	107	13,218
Campbell Soup Co. (Food Products)	197	9,637
Capital One Financial Corp. (Consumer Finance)	383	57,347

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cardinal Health, Inc. (Health Care Providers & Services)	244	$26,967
CarMax, Inc.* (Specialty Retail)	156	12,071
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,012	18,702
Carrier Global Corp. (Building Products)	841	67,692
Catalent, Inc.* (Pharmaceuticals)	181	10,963
Caterpillar, Inc. (Machinery)	486	190,084
Cboe Global Markets, Inc. (Capital Markets)	105	21,511
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	302	37,593
CDW Corp. (Electronic Equipment, Instruments & Components)	134	30,324
Celanese Corp. (Chemicals)	109	14,820
Cencora, Inc. (Health Care Providers & Services)	175	39,389
Centene Corp.* (Health Care Providers & Services)	527	39,673
CenterPoint Energy, Inc. (Multi-Utilities)	653	19,211
CF Industries Holdings, Inc. (Chemicals)	181	15,530
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	52	10,242
Charter Communications, Inc.* - Class A (Media)	97	31,436
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,704	250,947
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,372	79,055
Chubb, Ltd. (Insurance)	376	108,435
Church & Dwight Co., Inc. (Household Products)	245	25,656
Cincinnati Financial Corp. (Insurance)	157	21,371
Cintas Corp. (Commercial Services & Supplies)	343	70,617
Cisco Systems, Inc. (Communications Equipment)	4,036	214,796
Citigroup, Inc. (Banks)	1,911	119,629
Citizens Financial Group, Inc. (Banks)	449	18,440
CME Group, Inc. (Capital Markets)	361	79,655
CMS Energy Corp. (Multi-Utilities)	299	21,118
Cognizant Technology Solutions Corp. - Class A (IT Services)	497	38,358
Colgate-Palmolive Co. (Household Products)	819	85,020
Comcast Corp. - Class A (Media)	3,870	161,650
Conagra Brands, Inc. (Food Products)	480	15,610
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,163	122,441
Consolidated Edison, Inc. (Multi-Utilities)	346	36,029
Constellation Brands, Inc. - Class A (Beverages)	157	40,457
Constellation Energy Corp. (Electric Utilities)	313	81,386
Copart, Inc.* (Commercial Services & Supplies)	877	45,955
Corning, Inc. (Electronic Equipment, Instruments & Components)	772	34,856
Corpay, Inc.* (Software)	70	21,893
Corteva, Inc. (Chemicals)	694	40,800
CoStar Group, Inc.* (Real Estate Management & Development)	411	31,006
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	444	393,614
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	741	17,747
Crowdstrike Holdings, Inc.* - Class A (Software)	231	64,789
Crown Castle, Inc. (Specialized REITs)	435	51,604
CSX Corp. (Ground Transportation)	1,942	67,057
Cummins, Inc. (Machinery)	137	44,359
CVS Health Corp. (Health Care Providers & Services)	1,260	79,229
D.R. Horton, Inc. (Household Durables)	294	56,087
Danaher Corp. (Life Sciences Tools & Services)	644	179,045
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	119	19,531
DaVita, Inc.* (Health Care Providers & Services)	46	7,541
Dayforce, Inc.* (Professional Services)	158	9,678
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	153	24,396
Deere & Co. (Machinery)	257	107,254
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	288	34,140
Delta Air Lines, Inc. (Passenger Airlines)	642	32,607
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	627	24,528
Dexcom, Inc.* (Health Care Equipment & Supplies)	401	26,883
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	179	30,860
Digital Realty Trust, Inc. (Specialized REITs)	308	49,844
Discover Financial Services (Consumer Finance)	252	35,353
Dollar General Corp. (Consumer Staples Distribution & Retail)	220	18,605
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	202	14,205
Dominion Energy, Inc. (Multi-Utilities)	841	48,601
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	35	15,055
Dover Corp. (Machinery)	138	26,460
Dow, Inc. (Chemicals)	702	38,350
DTE Energy Co. (Multi-Utilities)	207	26,581
Duke Energy Corp. (Electric Utilities)	773	89,127
DuPont de Nemours, Inc. (Chemicals)	418	37,248
Eastman Chemical Co. (Chemicals)	117	13,098
Eaton Corp. PLC (Electrical Equipment)	399	132,244
eBay, Inc. (Broadline Retail)	490	31,904
Ecolab, Inc. (Chemicals)	254	64,854
Edison International (Electric Utilities)	387	33,704
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	604	39,858
Electronic Arts, Inc. (Entertainment)	241	34,569
Elevance Health, Inc. (Health Care Providers & Services)	232	120,640
Eli Lilly & Co. (Pharmaceuticals)	790	699,893
Emerson Electric Co. (Electrical Equipment)	574	62,778

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	136	$15,371
Entergy Corp. (Electric Utilities)	214	28,165
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	570	70,070
EPAM Systems, Inc.* (IT Services)	57	11,345
EQT Corp. (Oil, Gas & Consumable Fuels)	595	21,801
Equifax, Inc. (Professional Services)	124	36,439
Equinix, Inc. (Specialized REITs)	95	84,325
Equity Residential (Residential REITs)	342	25,465
Erie Indemnity Co. - Class A (Insurance)	25	13,496
Essex Property Trust, Inc. (Residential REITs)	64	18,907
Everest Group, Ltd. (Insurance)	43	16,849
Evergy, Inc. (Electric Utilities)	230	14,262
Eversource Energy (Electric Utilities)	358	24,362
Exelon Corp. (Electric Utilities)	1,002	40,631
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	125	18,503
Expeditors International of Washington, Inc. (Air Freight & Logistics)	141	18,527
Extra Space Storage, Inc. (Specialized REITs)	212	38,200
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,451	521,745
F5, Inc.* (Communications Equipment)	58	12,772
FactSet Research Systems, Inc. (Capital Markets)	38	17,474
Fair Isaac Corp.* (Software)	25	48,588
Fastenal Co. (Trading Companies & Distributors)	574	40,995
Federal Realty Investment Trust (Retail REITs)	75	8,623
FedEx Corp. (Air Freight & Logistics)	226	61,852
Fidelity National Information Services, Inc. (Financial Services)	547	45,811
Fifth Third Bancorp (Banks)	678	29,046
First Horizon Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	107	26,690
FirstEnergy Corp. (Electric Utilities)	514	22,796
Fiserv, Inc.* (Financial Services)	577	103,658
FMC Corp. (Chemicals)	125	8,243
Ford Motor Co. (Automobiles)	3,912	41,311
Fortinet, Inc.* (Software)	636	49,322
Fortive Corp. (Machinery)	351	27,704
Fox Corp. - Class A (Media)	225	9,524
Fox Corp. - Class B (Media)	132	5,122
Franklin Resources, Inc. (Capital Markets)	309	6,226
Freeport-McMoRan, Inc. (Metals & Mining)	1,440	71,884
Garmin, Ltd. (Household Durables)	154	27,109
Gartner, Inc.* (IT Services)	77	39,021
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	425	39,886
GE Vernova, Inc.* (Electrical Equipment)	275	70,120
Gen Digital, Inc. (Software)	543	14,894
Generac Holdings, Inc.* (Electrical Equipment)	60	9,533
General Dynamics Corp. (Aerospace & Defense)	258	77,968
General Electric Co. (Industrial Conglomerates)	1,086	204,798
General Mills, Inc. (Food Products)	558	41,208
General Motors Co. (Automobiles)	1,126	50,490
Genuine Parts Co. (Distributors)	140	19,555
Gilead Sciences, Inc. (Biotechnology)	1,247	104,548
Global Payments, Inc. (Financial Services)	255	26,117
Globe Life, Inc. (Insurance)	90	9,532
GoDaddy, Inc.* - Class A (IT Services)	141	22,106
Halliburton Co. (Energy Equipment & Services)	884	25,680
Hasbro, Inc. (Leisure Products)	131	9,474
HCA Healthcare, Inc. (Health Care Providers & Services)	186	75,596
Healthpeak Properties, Inc. (Health Care REITs)	705	16,123
Henry Schein, Inc.* (Health Care Providers & Services)	127	9,258
Hess Corp. (Oil, Gas & Consumable Fuels)	277	37,617
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,302	26,639
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	247	56,934
Hologic, Inc.* (Health Care Equipment & Supplies)	233	18,980
Honeywell International, Inc. (Industrial Conglomerates)	652	134,775
Hormel Foods Corp. (Food Products)	291	9,225
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	704	12,390
Howmet Aerospace, Inc. (Aerospace & Defense)	409	41,002
HP, Inc. (Technology Hardware, Storage & Peripherals)	980	35,153
Hubbell, Inc. (Electrical Equipment)	54	23,131
Humana, Inc. (Health Care Providers & Services)	121	38,326
Huntington Bancshares, Inc. (Banks)	1,455	21,389
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	39	10,311
IDEX Corp. (Machinery)	76	16,302
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	82	41,428
Illinois Tool Works, Inc. (Machinery)	271	71,021
Incyte Corp.* (Biotechnology)	160	10,576
Ingersoll Rand, Inc. (Machinery)	404	39,657
Insulet Corp.* (Health Care Equipment & Supplies)	70	16,293
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,275	100,292
Intercontinental Exchange, Inc. (Capital Markets)	575	92,368
International Business Machines Corp. (IT Services)	923	204,057
International Flavors & Fragrances, Inc. (Chemicals)	256	26,862
International Paper Co. (Containers & Packaging)	348	17,000
Intuit, Inc. (Software)	280	173,880
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	355	174,401
Invesco, Ltd. (Capital Markets)	451	7,920

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Invitation Homes, Inc. (Residential REITs)	571	$20,133
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	174	41,233
Iron Mountain, Inc. (Specialized REITs)	294	34,936
J.B. Hunt Transport Services, Inc. (Ground Transportation)	81	13,959
Jabil, Inc. (Electronic Equipment, Instruments & Components)	114	13,661
Jack Henry & Associates, Inc. (Financial Services)	73	12,887
Jacobs Solutions, Inc. (Professional Services)	125	16,363
Johnson & Johnson (Pharmaceuticals)	2,412	390,889
Johnson Controls International PLC (Building Products)	669	51,921
JPMorgan Chase & Co. (Banks)	2,851	601,161
Juniper Networks, Inc. (Communications Equipment)	330	12,863
Kellanova (Food Products)	269	21,711
Kenvue, Inc. (Personal Care Products)	1,919	44,386
Keurig Dr Pepper, Inc. (Beverages)	1,060	39,729
KeyCorp (Banks)	930	15,578
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	175	27,813
Kimberly-Clark Corp. (Household Products)	337	47,948
Kimco Realty Corp. (Retail REITs)	675	15,674
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,935	42,744
KKR & Co., Inc. (Capital Markets)	676	88,272
KLA Corp. (Semiconductors & Semiconductor Equipment)	135	104,545
L3Harris Technologies, Inc. (Aerospace & Defense)	190	45,195
Labcorp Holdings, Inc. (Health Care Providers & Services)	84	18,772
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	131	106,906
Lamb Weston Holdings, Inc. (Food Products)	144	9,323
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	354	17,820
Leidos Holdings, Inc. (Professional Services)	135	22,005
Lennar Corp. - Class A (Household Durables)	242	45,370
Linde PLC (Chemicals)	482	229,846
Live Nation Entertainment, Inc.* (Entertainment)	157	17,190
LKQ Corp. (Distributors)	264	10,539
Lockheed Martin Corp. (Aerospace & Defense)	213	124,511
Loews Corp. (Insurance)	183	14,466
Lowe’s Cos., Inc. (Specialty Retail)	571	154,655
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	115	31,205
LyondellBasell Industries N.V. - Class A (Chemicals)	261	25,030
M&T Bank Corp. (Banks)	167	29,746
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	560	14,913
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	335	54,575
MarketAxess Holdings, Inc. (Capital Markets)	38	9,736
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	235	58,382
Marsh & McLennan Cos., Inc. (Insurance)	493	109,983
Martin Marietta Materials, Inc. (Construction Materials)	61	32,833
Masco Corp. (Building Products)	219	18,383
Mastercard, Inc. - Class A (Financial Services)	827	408,373
Match Group, Inc.* (Interactive Media & Services)	258	9,763
McCormick & Co., Inc. (Food Products)	252	20,740
McDonald’s Corp. (Hotels, Restaurants & Leisure)	719	218,942
McKesson Corp. (Health Care Providers & Services)	130	64,275
Medtronic PLC (Health Care Equipment & Supplies)	1,285	115,689
Merck & Co., Inc. (Pharmaceuticals)	2,540	288,442
Meta Platforms, Inc. - Class A (Interactive Media & Services)	2,189	1,253,070
MetLife, Inc. (Insurance)	589	48,581
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	21	31,494
MGM Resorts International* (Hotels, Restaurants & Leisure)	231	9,030
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	538	43,196
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,111	115,222
Microsoft Corp. (Software)	7,447	3,204,445
Mid-America Apartment Communities, Inc. (Residential REITs)	117	18,591
Moderna, Inc.* (Biotechnology)	339	22,655
Mohawk Industries, Inc.* (Household Durables)	52	8,355
Molina Healthcare, Inc.* (Health Care Providers & Services)	59	20,329
Molson Coors Beverage Co. - Class B (Beverages)	176	10,124
Mondelez International, Inc. - Class A (Food Products)	1,338	98,570
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	49	45,301
Monster Beverage Corp.* (Beverages)	707	36,884
Moody’s Corp. (Capital Markets)	157	74,511
Morgan Stanley (Capital Markets)	1,248	130,092
Motorola Solutions, Inc. (Communications Equipment)	167	75,088
MSCI, Inc. (Capital Markets)	79	46,051
Nasdaq, Inc. (Capital Markets)	415	30,299
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	206	25,443
Netflix, Inc.* (Entertainment)	430	304,986
Newmont Corp. (Metals & Mining)	1,150	61,468
News Corp. - Class A (Media)	379	10,093
News Corp. - Class B (Media)	112	3,130
NextEra Energy, Inc. (Electric Utilities)	2,058	173,962
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,204	106,434

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NiSource, Inc. (Multi-Utilities)	449	$15,558
Nordson Corp. (Machinery)	55	14,445
Norfolk Southern Corp. (Ground Transportation)	227	56,410
Northern Trust Corp. (Capital Markets)	202	18,186
Northrop Grumman Corp. (Aerospace & Defense)	138	72,874
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	441	9,045
NRG Energy, Inc. (Electric Utilities)	207	18,858
Nucor Corp. (Metals & Mining)	238	35,781
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	24,646	2,993,009
NVR, Inc.* (Household Durables)	3	29,435
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	255	61,203
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	675	34,790
Old Dominion Freight Line, Inc. (Ground Transportation)	189	37,543
Omnicom Group, Inc. (Media)	196	20,264
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	429	31,150
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	585	53,311
Oracle Corp. (Software)	1,601	272,811
O’Reilly Automotive, Inc.* (Specialty Retail)	58	66,793
Otis Worldwide Corp. (Machinery)	401	41,680
PACCAR, Inc. (Machinery)	525	51,807
Packaging Corp. of America (Containers & Packaging)	89	19,171
Palantir Technologies, Inc.* - Class A (Software)	2,018	75,070
Palo Alto Networks, Inc.* (Software)	324	110,743
Paramount Global - Class B (Media)	596	6,330
Parker-Hannifin Corp. (Machinery)	129	81,505
Paychex, Inc. (Professional Services)	321	43,074
Paycom Software, Inc. (Professional Services)	49	8,162
PayPal Holdings, Inc.* (Financial Services)	1,024	79,903
Pentair PLC (Machinery)	166	16,233
PepsiCo, Inc. (Beverages)	1,376	233,989
Pfizer, Inc. (Pharmaceuticals)	5,677	164,292
PG&E Corp. (Electric Utilities)	2,141	42,328
Philip Morris International, Inc. (Tobacco)	1,558	189,142
Phillips 66 (Oil, Gas & Consumable Fuels)	419	55,078
Pinnacle West Capital Corp. (Electric Utilities)	114	10,099
Pool Corp. (Distributors)	38	14,318
PPG Industries, Inc. (Chemicals)	234	30,996
PPL Corp. (Electric Utilities)	739	24,446
Principal Financial Group, Inc. (Insurance)	213	18,297
Prologis, Inc. (Industrial REITs)	928	117,188
Prudential Financial, Inc. (Insurance)	358	43,354
PTC, Inc.* (Software)	120	21,679
Public Service Enterprise Group, Inc. (Multi-Utilities)	499	44,516
Public Storage (Specialized REITs)	158	57,491
PulteGroup, Inc. (Household Durables)	208	29,854
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	95	9,814
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,116	189,776
Quanta Services, Inc. (Construction & Engineering)	148	44,126
Quest Diagnostics, Inc. (Health Care Providers & Services)	112	17,388
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	40	7,755
Raymond James Financial, Inc. (Capital Markets)	186	22,778
Realty Income Corp. (Retail REITs)	873	55,365
Regency Centers Corp. (Retail REITs)	164	11,846
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	106	111,431
Regions Financial Corp. (Banks)	917	21,394
Republic Services, Inc. (Commercial Services & Supplies)	205	41,172
ResMed, Inc. (Health Care Equipment & Supplies)	147	35,886
Revvity, Inc. (Life Sciences Tools & Services)	124	15,841
Rockwell Automation, Inc. (Electrical Equipment)	114	30,604
Rollins, Inc. (Commercial Services & Supplies)	281	14,213
Roper Technologies, Inc. (Software)	107	59,539
Ross Stores, Inc. (Specialty Retail)	334	50,270
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	237	42,034
RTX Corp. (Aerospace & Defense)	1,333	161,507
S&P Global, Inc. (Capital Markets)	321	165,834
Salesforce, Inc. (Software)	971	265,772
SBA Communications Corp. (Specialized REITs)	108	25,996
Schlumberger N.V. (Energy Equipment & Services)	1,423	59,695
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	210	23,001
Sempra (Multi-Utilities)	634	53,022
ServiceNow, Inc.* (Software)	206	184,244
Simon Property Group, Inc. (Retail REITs)	307	51,889
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	160	15,803
Smurfit WestRock PLC (Containers & Packaging)	494	24,412
Snap-on, Inc. (Machinery)	53	15,355
Solventum Corp.* (Health Care Providers & Services)	138	9,621
Southwest Airlines Co. (Passenger Airlines)	600	17,778
Stanley Black & Decker, Inc. (Machinery)	154	16,960
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,135	110,651
State Street Corp. (Capital Markets)	299	26,453
Steel Dynamics, Inc. (Metals & Mining)	144	18,156
STERIS PLC (Health Care Equipment & Supplies)	99	24,011
Stryker Corp. (Health Care Equipment & Supplies)	343	123,912
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	50	20,820

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Synchrony Financial (Consumer Finance)	396	$19,752
Synopsys, Inc.* (Software)	154	77,984
Sysco Corp. (Consumer Staples Distribution & Retail)	493	38,484
T. Rowe Price Group, Inc. (Capital Markets)	223	24,291
Take-Two Interactive Software, Inc.* (Entertainment)	163	25,055
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	231	10,852
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	219	32,414
Target Corp. (Consumer Staples Distribution & Retail)	464	72,319
TE Connectivity PLC (Electronic Equipment, Instruments & Components)	304	45,901
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	20,570
Teleflex, Inc. (Health Care Equipment & Supplies)	47	11,624
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	163	21,831
Tesla, Inc.* (Automobiles)	2,780	727,331
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	915	189,012
Textron, Inc. (Aerospace & Defense)	188	16,653
The AES Corp. (Independent Power and Renewable Electricity Producers)	712	14,283
The Allstate Corp. (Insurance)	265	50,257
The Bank of New York Mellon Corp. (Capital Markets)	739	53,105
The Boeing Co.* (Aerospace & Defense)	586	89,095
The Charles Schwab Corp. (Capital Markets)	1,497	97,021
The Cigna Group (Health Care Providers & Services)	280	97,003
The Clorox Co. (Household Products)	124	20,201
The Coca-Cola Co. (Beverages)	3,886	279,247
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	199	21,958
The Estee Lauder Cos., Inc. (Personal Care Products)	233	23,228
The Goldman Sachs Group, Inc. (Capital Markets)	316	156,455
The Hartford Financial Services Group, Inc. (Insurance)	294	34,577
The Hershey Co. (Food Products)	148	28,383
The Home Depot, Inc. (Specialty Retail)	993	402,365
The Interpublic Group of Cos., Inc. (Media)	376	11,893
The J M Smucker Co. (Food Products)	107	12,958
The Kraft Heinz Co. (Food Products)	884	31,037
The Kroger Co. (Consumer Staples Distribution & Retail)	665	38,105
The Mosaic Co. (Chemicals)	319	8,543
The PNC Financial Services Group, Inc. (Banks)	398	73,570
The Procter & Gamble Co. (Household Products)	2,358	408,407
The Progressive Corp. (Insurance)	587	148,957
The Sherwin-Williams Co. (Chemicals)	233	88,928
The Southern Co. (Electric Utilities)	1,095	98,747
The TJX Cos., Inc. (Specialty Retail)	1,132	133,055
The Travelers Cos., Inc. (Insurance)	228	53,379
The Walt Disney Co. (Entertainment)	1,817	174,777
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,221	55,739
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	383	236,911
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	491	101,323
Tractor Supply Co. (Specialty Retail)	108	31,420
Trane Technologies PLC (Building Products)	226	87,853
TransDigm Group, Inc. (Aerospace & Defense)	56	79,919
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	245	15,212
Truist Financial Corp. (Banks)	1,342	57,397
Tyler Technologies, Inc.* (Software)	43	25,100
Tyson Foods, Inc. - Class A (Food Products)	286	17,034
U.S. Bancorp (Banks)	1,563	71,476
Uber Technologies, Inc.* (Ground Transportation)	2,105	158,211
UDR, Inc. (Residential REITs)	301	13,647
Ulta Beauty, Inc.* (Specialty Retail)	48	18,678
Union Pacific Corp. (Ground Transportation)	610	150,353
United Airlines Holdings, Inc.* (Passenger Airlines)	329	18,773
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	734	100,073
United Rentals, Inc. (Trading Companies & Distributors)	67	54,252
UnitedHealth Group, Inc. (Health Care Providers & Services)	925	540,828
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	60	13,741
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	321	43,345
Ventas, Inc. (Health Care REITs)	414	26,550
Veralto Corp. (Commercial Services & Supplies)	248	27,741
VeriSign, Inc.* (IT Services)	84	15,957
Verisk Analytics, Inc. (Professional Services)	143	38,318
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,217	189,385
Vertex Pharmaceuticals, Inc.* (Biotechnology)	259	120,456
Viatris, Inc. (Pharmaceuticals)	1,196	13,886
VICI Properties, Inc. (Specialized REITs)	1,049	34,942
Visa, Inc. - Class A (Financial Services)	1,674	460,266
Vistra Corp. (Independent Power and Renewable Electricity Producers)	344	40,777
Vulcan Materials Co. (Construction Materials)	132	33,057
W.R. Berkley Corp. (Insurance)	301	17,076
W.W. Grainger, Inc. (Trading Companies & Distributors)	45	46,746
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	718	6,433
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,352	351,424

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Warner Bros. Discovery, Inc.* (Entertainment)	2,235	$18,439
Waste Management, Inc. (Commercial Services & Supplies)	366	75,982
Waters Corp.* (Life Sciences Tools & Services)	59	21,234
WEC Energy Group, Inc. (Multi-Utilities)	317	30,489
Wells Fargo & Co. (Banks)	3,410	192,630
Welltower, Inc. (Health Care REITs)	580	74,258
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	73	21,912
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	327	22,331
Westinghouse Air Brake Technologies Corp. (Machinery)	176	31,992
Weyerhaeuser Co. (Specialized REITs)	729	24,684
Willis Towers Watson PLC (Insurance)	102	30,042
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	94	9,013
Xcel Energy, Inc. (Electric Utilities)	559	36,503
Xylem, Inc. (Machinery)	243	32,812
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	282	39,398
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	52	19,257
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	204	22,022
Zoetis, Inc. (Pharmaceuticals)	454	88,703
TOTAL COMMON STOCKS
(Cost $11,134,154)		48,783,177

Repurchase Agreements(a)(b) (15.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $9,224,210	$9,223,000	$9,223,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,223,000)		9,223,000
TOTAL INVESTMENT SECURITIES
(Cost $20,357,154) —100.3%		58,006,177
Net other assets (liabilities) — (0.3)%		(155,942)
NET ASSETS - 100.0%		$57,850,235

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $707,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	12/23/24	$2,325,700	$77,103

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/28/24	5.58%	$6,747,863	$26,735
S&P 500	UBS AG	10/28/24	5.63%	51,862	199
				$6,799,725	$26,934

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Bull invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$747,806	1.4%
Air Freight & Logistics	193,476	0.3%
Automobile Components	27,429	NM
Automobiles	819,132	1.4%
Banks	1,519,860	2.6%
Beverages	649,483	1.1%
Biotechnology	920,856	1.6%
Broadline Retail	1,775,766	3.2%
Building Products	271,990	0.5%
Capital Markets	1,457,617	2.5%
Chemicals	720,720	1.3%
Commercial Services & Supplies	275,680	0.5%
Communications Equipment	414,545	0.7%
Construction & Engineering	44,126	0.1%
Construction Materials	65,890	0.1%
Consumer Finance	265,138	0.5%
Consumer Staples Distribution & Retail	933,189	1.7%
Containers & Packaging	115,516	0.2%
Distributors	44,412	0.1%
Diversified Telecommunication Services	347,433	0.6%
Electric Utilities	809,659	1.4%
Electrical Equipment	368,247	0.6%
Electronic Equipment, Instruments & Components	286,241	0.5%
Energy Equipment & Services	121,344	0.2%
Entertainment	575,016	1.0%
Financial Services	1,981,592	3.5%
Food Products	357,774	0.6%
Gas Utilities	21,639	NM
Ground Transportation	483,533	0.8%
Health Care Equipment & Supplies	1,142,279	2.0%
Health Care Providers & Services	1,218,576	2.1%
Health Care REITs	116,931	0.2%
Hotel & Resort REITs	12,390	NM
Hotels, Restaurants & Leisure	930,288	1.6%
Household Durables	196,210	0.3%
Household Products	587,232	1.0%
Independent Power and Renewable Electricity Producers	55,060	0.1%
Industrial Conglomerates	414,758	0.7%
Industrial REITs	117,188	0.2%
Insurance	1,056,520	1.8%
Interactive Media & Services	3,040,891	5.3%
IT Services	568,173	1.0%
Leisure Products	9,474	NM
Life Sciences Tools & Services	613,897	1.1%
Machinery	825,630	1.5%
Media	259,442	0.4%
Metals & Mining	187,289	0.3%
Multi-Utilities	318,477	0.6%
Office REITs	30,272	0.1%
Oil, Gas & Consumable Fuels	1,493,740	2.6%
Passenger Airlines	69,158	0.1%
Personal Care Products	67,614	0.1%
Pharmaceuticals	1,762,152	3.0%
Professional Services	316,411	0.5%
Real Estate Management & Development	68,599	0.1%
Residential REITs	141,948	0.2%
Retail REITs	143,397	0.2%
Semiconductors & Semiconductor Equipment	5,421,894	9.3%
Software	5,062,452	8.7%
Specialized REITs	510,859	1.0%
Specialty Retail	943,208	1.6%
Technology Hardware, Storage & Peripherals	3,736,815	6.5%
Textiles, Apparel & Luxury Goods	180,642	0.3%
Tobacco	276,369	0.5%
Trading Companies & Distributors	141,993	0.2%
Water Utilities	28,517	NM
Wireless Telecommunication Services	101,323	0.2%
Other**	9,067,058	15.6%
Total	$57,850,235	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Communication Services :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (96.9%)

	Shares	Value
Alphabet, Inc. - Class A (Interactive Media & Services)	7,540	$1,250,509
Alphabet, Inc. - Class C (Interactive Media & Services)	6,180	1,033,234
AT&T, Inc. (Diversified Telecommunication Services)	23,208	510,576
Charter Communications, Inc.* - Class A (Media)	1,477	478,666
Comcast Corp. - Class A (Media)	12,699	530,437
Electronic Arts, Inc. (Entertainment)	3,443	493,864
Fox Corp. - Class A (Media)	4,451	188,411
Fox Corp. - Class B (Media)	2,615	101,462
Live Nation Entertainment, Inc.* (Entertainment)	3,103	339,747
Match Group, Inc.* (Interactive Media & Services)	5,109	193,325
Meta Platforms, Inc. - Class A (Interactive Media & Services)	4,128	2,363,032
Netflix, Inc.* (Entertainment)	988	700,758
News Corp. - Class A (Media)	7,495	199,592
News Corp. - Class B (Media)	2,226	62,217
Omnicom Group, Inc. (Media)	3,874	400,533
Paramount Global - Class B (Media)	11,781	125,114
Take-Two Interactive Software, Inc.* (Entertainment)	3,228	496,176
The Interpublic Group of Cos., Inc. (Media)	7,441	235,359
The Walt Disney Co. (Entertainment)	5,546	533,470
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,475	510,741
Verizon Communications, Inc. (Diversified Telecommunication Services)	11,304	507,663
Warner Bros. Discovery, Inc.* (Entertainment)	44,190	364,568
TOTAL COMMON STOCKS
(Cost $8,020,675)		11,619,454

Repurchase Agreements(a) (2.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $285,037	$285,000	$285,000
TOTAL REPURCHASE AGREEMENTS
(Cost $285,000)		285,000
TOTAL INVESTMENT SECURITIES
(Cost $8,305,675) —99.3%		11,904,454
Net other assets (liabilities) — 0.7%		88,148
NET ASSETS - 100.0%		$11,992,602

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Communication Services :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$323,161	$5,921

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Communication Services invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,018,239	8.5%
Entertainment	2,928,583	24.4%
Interactive Media & Services	4,840,100	40.3%
Media	2,321,791	19.4%
Wireless Telecommunication Services	510,741	4.3%
Other**	373,148	3.1%
Total	$11,992,602	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (96.9%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,753	$349,108
Amazon.com, Inc.* (Broadline Retail)	26,789	4,991,595
Aptiv PLC* (Automobile Components)	1,662	119,681
AutoZone, Inc.* (Specialty Retail)	107	337,054
Best Buy Co., Inc. (Specialty Retail)	1,227	126,749
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	210	884,545
BorgWarner, Inc. (Automobile Components)	1,425	51,713
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,353	56,474
CarMax, Inc.* (Specialty Retail)	976	75,523
Carnival Corp.* (Hotels, Restaurants & Leisure)	6,321	116,812
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	8,570	493,803
D.R. Horton, Inc. (Household Durables)	1,836	350,254
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	742	121,784
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	954	152,115
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	219	94,201
eBay, Inc. (Broadline Retail)	3,059	199,171
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	780	115,456
Ford Motor Co. (Automobiles)	24,436	258,044
Garmin, Ltd. (Household Durables)	962	169,341
General Motors Co. (Automobiles)	7,033	315,360
Genuine Parts Co. (Distributors)	871	121,662
Hasbro, Inc. (Leisure Products)	819	59,230
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,542	355,431
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,212	111,352
Lennar Corp. - Class A (Household Durables)	1,513	283,657
LKQ Corp. (Distributors)	1,647	65,748
Lowe’s Cos., Inc. (Specialty Retail)	3,567	966,122
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	720	195,372
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,464	363,917
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,297	1,003,969
MGM Resorts International* (Hotels, Restaurants & Leisure)	1,444	56,446
Mohawk Industries, Inc.* (Household Durables)	327	52,542
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,518	664,592
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,751	56,423
NVR, Inc.* (Household Durables)	19	186,424
O’Reilly Automotive, Inc.* (Specialty Retail)	363	418,031
Pool Corp. (Distributors)	240	90,432
PulteGroup, Inc. (Household Durables)	1,298	186,302
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	251	48,661
Ross Stores, Inc. (Specialty Retail)	2,087	314,114
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,482	262,848
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,092	691,399
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,440	67,651
Tesla, Inc.* (Automobiles)	12,705	3,324,009
The Home Depot, Inc. (Specialty Retail)	4,541	1,840,014
The TJX Cos., Inc. (Specialty Retail)	7,073	831,360
Tractor Supply Co. (Specialty Retail)	675	196,378
Ulta Beauty, Inc.* (Specialty Retail)	298	115,958
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	584	55,994
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,759	245,750
TOTAL COMMON STOCKS
(Cost $12,729,817)		22,610,571

Repurchase Agreements(a) (3.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $836,110	$836,000	$836,000
TOTAL REPURCHASE AGREEMENTS
(Cost $836,000)		836,000
TOTAL INVESTMENT SECURITIES
(Cost $13,565,817) —100.5%		23,446,571
Net other assets (liabilities) — (0.5)%		(117,717)
NET ASSETS - 100.0%		$23,328,854

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$662,410	$8,057

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Automobile Components	$171,394	0.7%
Automobiles	3,897,413	16.7%
Broadline Retail	5,190,766	22.3%
Distributors	277,842	1.2%
Hotels, Restaurants & Leisure	5,435,712	23.2%
Household Durables	1,228,520	5.3%
Leisure Products	59,230	0.3%
Specialty Retail	5,221,303	22.4%
Textiles, Apparel & Luxury Goods	1,128,391	4.8%
Other**	718,283	3.1%
Total	$23,328,854	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (97.0%)

	Shares	Value
Altria Group, Inc. (Tobacco)	9,570	$488,453
Archer-Daniels-Midland Co. (Food Products)	3,028	180,893
Brown-Forman Corp. - Class B (Beverages)	1,161	57,121
Bunge Global SA (Food Products)	897	86,686
Campbell Soup Co. (Food Products)	1,247	61,003
Church & Dwight Co., Inc. (Household Products)	1,550	162,316
Colgate-Palmolive Co. (Household Products)	4,793	497,561
Conagra Brands, Inc. (Food Products)	3,034	98,666
Constellation Brands, Inc. - Class A (Beverages)	991	255,371
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,194	1,058,504
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,392	117,721
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,280	90,010
General Mills, Inc. (Food Products)	3,524	260,247
Hormel Foods Corp. (Food Products)	1,839	58,296
Kellanova (Food Products)	1,699	137,126
Kenvue, Inc. (Personal Care Products)	12,125	280,452
Keurig Dr Pepper, Inc. (Beverages)	6,697	251,004
Kimberly-Clark Corp. (Household Products)	2,133	303,483
Lamb Weston Holdings, Inc. (Food Products)	909	58,849
McCormick & Co., Inc. (Food Products)	1,596	131,351
Molson Coors Beverage Co. - Class B (Beverages)	1,112	63,962
Mondelez International, Inc. - Class A (Food Products)	6,734	496,094
Monster Beverage Corp.* (Beverages)	4,465	232,939
PepsiCo, Inc. (Beverages)	3,700	629,185
Philip Morris International, Inc. (Tobacco)	4,188	508,423
Sysco Corp. (Consumer Staples Distribution & Retail)	3,114	243,079
Target Corp. (Consumer Staples Distribution & Retail)	2,929	456,514
The Clorox Co. (Household Products)	785	127,884
The Coca-Cola Co. (Beverages)	10,447	750,721
The Estee Lauder Cos., Inc. (Personal Care Products)	1,476	147,142
The Hershey Co. (Food Products)	935	179,314
The J M Smucker Co. (Food Products)	674	81,621
The Kraft Heinz Co. (Food Products)	5,588	196,195
The Kroger Co. (Consumer Staples Distribution & Retail)	4,204	240,889
The Procter & Gamble Co. (Household Products)	6,339	1,097,916
Tyson Foods, Inc. - Class A (Food Products)	1,809	107,744
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,534	40,625
Walmart, Inc. (Consumer Staples Distribution & Retail)	11,698	944,614
TOTAL COMMON STOCKS
(Cost $5,918,169)		11,179,974

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $293,038	$293,000	$293,000
TOTAL REPURCHASE AGREEMENTS
(Cost $293,000)		293,000
TOTAL INVESTMENT SECURITIES
(Cost $6,211,169) —99.5%		11,472,974
Net other assets (liabilities) — 0.5%		55,516
NET ASSETS - 100.0%		$11,528,490

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$387,291	$(754)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Staples invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Beverages	$2,240,303	19.4%
Consumer Staples Distribution & Retail	3,191,956	27.8%
Food Products	2,134,085	18.5%
Household Products	2,189,160	19.0%
Personal Care Products	427,594	3.7%
Tobacco	996,876	8.6%
Other**	348,516	3.0%
Total	$11,528,490	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Dow 30 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $405,053	$405,000	$405,000
TOTAL REPURCHASE AGREEMENTS
(Cost $405,000)		405,000
TOTAL INVESTMENT SECURITIES
(Cost $405,000) —97.9%		405,000
Net other assets (liabilities) — 2.1%		8,764
NET ASSETS - 100.0%		$413,764

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $51,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/28/24	5.58%	$342,650	$(21)
Dow Jones Industrial Average	UBS AG	10/28/24	5.63%	69,316	(4)
				$411,966	$(25)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (88.1%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	24,005	$2,547,410
Ambev S.A.ADR (Beverages)	58,207	142,025
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	12,578	205,776
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	22,588	220,459
Baidu, Inc.*ADR (Interactive Media & Services)	3,761	395,996
Banco Bradesco S.A.ADR (Banks)	70,076	186,402
Banco de ChileADR (Banks)	2,932	74,209
BeiGene, Ltd.*ADR (Biotechnology)	819	183,874
Cemex S.A.B. de C.V.ADR (Construction Materials)	19,972	121,829
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	12,034	87,006
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,015	198,945
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	6,041	99,918
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	693	61,483
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	1,607	127,676
Embraer SA*ADR (Aerospace & Defense)	2,296	81,210
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,329	229,895
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	9,789	88,199
Gerdau S.A.ADR (Metals & Mining)	18,310	64,085
Gold Fields, Ltd.ADR (Metals & Mining)	11,788	180,946
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	538	93,623
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	230	65,035
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	7,344	74,688
HDFC Bank, Ltd.ADR (Banks)	22,203	1,389,020
ICICI Bank, Ltd.ADR (Banks)	26,965	804,905
Infosys, Ltd.ADR(a) (IT Services)	42,686	950,617
Itau Unibanco Holding S.A.ADR (Banks)	63,936	425,175
JD.com, Inc.ADR (Broadline Retail)	18,868	754,720
Kanzhun, Ltd.ADR (Interactive Media & Services)	4,379	76,019
KB Financial Group, Inc.ADR (Banks)	5,004	308,998
KE Holdings, Inc.ADR (Real Estate Management & Development)	9,444	188,030
Li Auto, Inc.*ADR (Automobiles)	8,389	215,178
NetEase, Inc.ADR (Entertainment)	4,591	429,305
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	1,684	127,715
NIO, Inc.*ADR(a) (Automobiles)	23,112	154,388
PDD Holdings, Inc.*ADR (Broadline Retail)	8,261	1,113,665
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	24,547	353,722
POSCO Holdings, Inc.ADR (Metals & Mining)	4,016	281,080
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,274	124,100
Shinhan Financial Group Co., Ltd.ADR(a) (Banks)	6,720	284,726
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	1,884	78,525
Suzano S.A.ADR(a) (Paper & Forest Products)	9,173	91,730
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	20,550	3,568,919
Tencent Music Entertainment GroupADR (Entertainment)	8,744	105,365
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,295	433,542
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	30,744	258,864
Vale S.A.ADR (Metals & Mining)	47,311	552,592
Wipro, Ltd.ADR(a) (IT Services)	18,631	120,729
Woori Financial Group, Inc.ADR(a) (Banks)	2,906	103,831
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,963	122,934
TOTAL COMMON STOCKS
(Cost $8,817,363)		18,949,083

Preferred Stock (1.8%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	29,192	385,042
TOTAL PREFERRED STOCK
(Cost $64,867)		385,042

Repurchase Agreements(b)(c) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $206,027	$206,000	$206,000
TOTAL REPURCHASE AGREEMENTS
(Cost $206,000)		206,000

Collateral for Securities Loaned(d) (8.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(e)	1,850,574	$1,850,574
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,850,574)		1,850,574
TOTAL INVESTMENT SECURITIES
(Cost $10,938,804) —99.5%		21,390,699
Net other assets (liabilities) — 0.5%		105,963
NET ASSETS - 100.0%		$21,496,662

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $1,783,416.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $206,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
ADR	American Depositary Receipt

ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	10/28/24	5.58%	$1,349,825	$(10,336)
S&P Emerging 50 ADR Index (USD)	UBS AG	10/28/24	5.63%	806,500	(12,555)
				$2,156,325	$(22,891)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$81,210	0.4%
Air Freight & Logistics	122,934	0.6%
Automobiles	369,566	1.7%
Banks	3,577,266	16.6%
Beverages	433,403	2.0%
Biotechnology	183,874	0.9%
Broadline Retail	4,415,795	20.5%
Construction Materials	121,829	0.6%
Diversified Consumer Services	127,715	0.6%
Diversified Telecommunication Services	323,045	1.5%
Electric Utilities	87,006	0.4%
Electrical Equipment	78,525	0.4%
Entertainment	534,670	2.4%
Ground Transportation	88,199	0.4%
Hotels, Restaurants & Leisure	433,542	2.0%
Interactive Media & Services	472,015	2.2%
IT Services	1,071,346	5.0%
Metals & Mining	1,153,391	5.4%
Oil, Gas & Consumable Fuels	738,764	3.4%
Paper & Forest Products	91,730	0.4%
Pharmaceuticals	127,676	0.6%
Real Estate Management & Development	188,030	0.9%
Semiconductors & Semiconductor Equipment	4,048,242	18.8%
Transportation Infrastructure	158,658	0.7%
Water Utilities	99,918	0.5%
Wireless Telecommunication Services	205,776	1.0%
Other**	2,162,537	10.1%
Total	$21,496,662	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2024:

	Value	% of Net Assets
Brazil	$2,468,907	11.5%
Chile	152,734	0.7%
China	5,638,801	26.1%
India	3,392,947	15.8%
Indonesia	124,100	0.6%
Ireland	1,113,665	5.2%
Mexico	777,641	3.6%
South Africa	255,634	1.2%
South Korea	978,635	4.6%
Taiwan	4,247,187	19.7%
United States	183,874	0.9%
Other**	2,162,537	10.1%
Total	$21,496,662	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Energy :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (97.8%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	11,240	$274,930
Baker Hughes Co. (Energy Equipment & Services)	30,189	1,091,332
Chevron Corp. (Oil, Gas & Consumable Fuels)	42,620	6,276,647
ConocoPhillips (Oil, Gas & Consumable Fuels)	29,096	3,063,227
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	22,464	538,013
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	19,030	744,454
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,686	980,266
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	14,672	1,803,629
EQT Corp. (Oil, Gas & Consumable Fuels)	18,052	661,425
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	80,537	9,440,548
Halliburton Co. (Energy Equipment & Services)	26,827	779,324
Hess Corp. (Oil, Gas & Consumable Fuels)	8,399	1,140,584
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	58,675	1,296,131
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	16,997	452,630
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,171	1,656,958
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	20,462	1,054,611
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	17,749	1,617,466
Phillips 66 (Oil, Gas & Consumable Fuels)	12,719	1,671,913
Schlumberger N.V. (Energy Equipment & Services)	43,152	1,810,227
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,658	985,451
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	37,042	1,690,967
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,736	1,314,652
TOTAL COMMON STOCKS
(Cost $13,367,464)		40,345,385

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $676,089	$676,000	$676,000
TOTAL REPURCHASE AGREEMENTS
(Cost $676,000)		676,000
TOTAL INVESTMENT SECURITIES
(Cost $14,043,464) —99.4%		41,021,385
Net other assets (liabilities) — 0.6%		243,177
NET ASSETS - 100.0%		$41,264,562

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Energy :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$687,962	$(375)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$3,680,883	8.9%
Oil, Gas & Consumable Fuels	36,664,502	88.9%
Other**	919,177	2.2%
Total	$41,264,562	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Europe 30 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	8,376	$555,245
ArcelorMittal SANYS (Metals & Mining)	10,918	286,707
Argenx SE* (Biotechnology)	748	405,476
Ascendis Pharma A/S*ADR (Biotechnology)	2,244	335,051
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	897	747,425
AstraZeneca PLCADR (Pharmaceuticals)	5,534	431,154
Barclays PLCADR (Banks)	41,131	499,742
BioNTech SE*ADR (Biotechnology)	2,991	355,241
BP PLCADR (Oil, Gas & Consumable Fuels)	13,611	427,249
British American Tobacco PLCADR (Tobacco)	13,760	503,341
Diageo PLCADR (Beverages)	2,991	419,757
Equinor ASAADR (Oil, Gas & Consumable Fuels)	14,807	375,061
GSK PLCADR (Pharmaceuticals)	11,517	470,815
Haleon PLCADR (Personal Care Products)	41,430	438,329
HSBC Holdings PLCADR (Banks)	11,965	540,698
ING Groep N.V.ADR (Banks)	25,127	456,306
National Grid PLC*ADR (Multi-Utilities)	5,384	375,103
Nokia OyjADR(a) (Communications Equipment)	89,143	389,555
Novo Nordisk A/SADR (Pharmaceuticals)	897	106,806
RELX PLCADR (Professional Services)	10,769	511,097
Rio Tinto PLCADR (Metals & Mining)	7,179	510,929
Ryanair Holdings PLCADR (Passenger Airlines)	5,983	270,289
Sanofi S.A.ADR (Pharmaceuticals)	10,769	620,618
SAP SEADR (Software)	4,337	993,607
Shell PLCADR (Oil, Gas & Consumable Fuels)	11,068	729,936
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	7,179	213,432
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	48,310	366,190
Tenaris S.A.ADR (Energy Equipment & Services)	8,675	275,778
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	6,731	434,957
Vodafone Group PLCADR (Wireless Telecommunication Services)	35,747	358,185
TOTAL COMMON STOCKS
(Cost $7,508,894)		13,404,079

Collateral for Securities Loaned(b) (2.8%)

Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(c)	380,867	380,867
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $380,867)		380,867
TOTAL INVESTMENT SECURITIES
(Cost $7,889,761) —102.7%		13,784,946
Net other assets (liabilities) — (2.7)%		(367,693)
NET ASSETS - 100.0%		$13,417,253

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $369,864.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Europe 30 invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Banks	$1,496,746	11.2%
Beverages	975,002	7.2%
Biotechnology	1,095,768	8.1%
Communications Equipment	755,745	5.6%
Energy Equipment & Services	275,778	2.1%
Metals & Mining	797,636	5.9%
Multi-Utilities	375,103	2.8%
Oil, Gas & Consumable Fuels	1,967,203	14.5%
Passenger Airlines	270,289	2.0%
Personal Care Products	438,329	3.3%
Pharmaceuticals	1,629,393	12.2%
Professional Services	511,097	3.8%
Semiconductors & Semiconductor Equipment	960,857	7.2%
Software	993,607	7.5%
Tobacco	503,341	3.8%
Wireless Telecommunication Services	358,185	2.7%
Other**	13,174	0.1%
Total	$13,417,253	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2024:

	Value	% of Net Assets
Belgium	$555,245	4.1%
Denmark	441,857	3.3%
Finland	389,555	2.9%
France	1,055,575	7.9%
Germany	1,348,848	10.1%
Ireland	270,289	2.0%
Luxembourg	562,485	4.2%
Netherlands	1,609,207	12.0%
Norway	375,061	2.8%
Sweden	366,190	2.7%
Switzerland	213,432	1.6%
United Kingdom	6,216,335	46.3%
Other**	13,174	0.1%
Total	$13,417,253	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Falling U.S. Dollar :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (112.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $670,088	$670,000	$670,000
TOTAL REPURCHASE AGREEMENTS
(Cost $670,000)		670,000
TOTAL INVESTMENT SECURITIES
(Cost $670,000) —112.2%		670,000
Net other assets (liabilities) — (12.2)%		(72,603)
NET ASSETS - 100.0%		$597,397

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of September 30, 2024, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	25,303	U.S. dollar	$33,292	10/4/24	$33,822	$530
Canadian dollar	33,128	U.S. dollar	24,517	10/4/24	24,500	(17)
Euro	143,034	U.S. dollar	158,575	10/4/24	159,226	651
Japanese yen	5,681,824	U.S. dollar	39,558	10/4/24	39,561	3
Swedish krona	118,479	U.S. dollar	11,525	10/4/24	11,674	149
Swiss franc	8,673	U.S. dollar	10,256	10/4/24	10,255	(1)
Total Long Contracts			$277,723		$279,038	$1,315

As of September 30, 2024, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$10,428	British pound	7,807	10/4/24	$10,435	$(7)
U.S. dollar	7,122	Canadian dollar	9,633	10/4/24	7,124	(2)
U.S. dollar	48,761	Euro	43,793	10/4/24	48,751	10
U.S. dollar	11,727	Japanese yen	1,682,165	10/4/24	11,713	14
U.S. dollar	3,589	Swedish krona	36,454	10/4/24	3,591	(2)
U.S. dollar	2,792	Swiss franc	2,363	10/4/24	2,793	(1)
Total Short Contracts	$84,419				$84,407	$12
Long:
British pound	35,679	U.S. dollar	$46,918	10/4/24	$47,692	$774
Canadian dollar	50,015	U.S. dollar	37,012	10/4/24	36,989	(23)
Euro	209,762	U.S. dollar	232,520	10/4/24	233,508	988
Japanese yen	7,677,011	U.S. dollar	53,407	10/4/24	53,453	46
Swedish krona	172,736	U.S. dollar	16,792	10/4/24	17,019	227
Swiss franc	11,888	U.S. dollar	14,057	10/4/24	14,056	(1)
Total Long Contracts			$400,706		$402,717	$2,011

			Total unrealized appreciation			$3,392
			Total unrealized (depreciation)			(54)
			Total net unrealized appreciation/(depreciation)			$3,338

ProFund VP Financials :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (98.8%)

	Shares		Value
Aflac, Inc. (Insurance)	2,499		$279,388
American Express Co. (Consumer Finance)	2,785		755,292
American International Group, Inc. (Insurance)	3,193		233,823
Ameriprise Financial, Inc. (Capital Markets)	487		228,797
Aon PLC - Class A (Insurance)	1,078		372,977
Arch Capital Group, Ltd.* (Insurance)	1,857		207,761
Arthur J. Gallagher & Co. (Insurance)	1,086		305,568
Assurant, Inc. (Insurance)	257		51,107
Bank of America Corp. (Banks)	33,471		1,328,129
Berkshire Hathaway, Inc.* - Class B (Financial Services)	9,082		4,180,080
Blackrock Finance, Inc. (Capital Markets)	690		655,162
Blackstone, Inc. (Capital Markets)	3,570		546,674
Brown & Brown, Inc. (Insurance)	1,174		121,626
Capital One Financial Corp. (Consumer Finance)	1,894		283,589
Cboe Global Markets, Inc. (Capital Markets)	518		106,123
Chubb, Ltd. (Insurance)	1,863		537,271
Cincinnati Financial Corp. (Insurance)	774		105,357
Citigroup, Inc. (Banks)	9,459		592,133
Citizens Financial Group, Inc. (Banks)	2,222		91,258
CME Group, Inc. (Capital Markets)	1,785		393,860
Corpay, Inc.* (Software)	345		107,902
Discover Financial Services (Consumer Finance)	1,245		174,661
Erie Indemnity Co. - Class A (Insurance)	123		66,398
Everest Group, Ltd. (Insurance)	214		83,852
FactSet Research Systems, Inc. (Capital Markets)	188		86,452
Fidelity National Information Services, Inc. (Financial Services)	2,705		226,544
Fifth Third Bancorp (Banks)	3,355		143,728
First Horizon Corp. (Banks)	—	(a)	6
Fiserv, Inc.* (Financial Services)	2,854		512,721
Franklin Resources, Inc. (Capital Markets)	1,529		30,809
Global Payments, Inc. (Financial Services)	1,262		129,254
Globe Life, Inc. (Insurance)	446		47,236
Huntington Bancshares, Inc. (Banks)	7,202		105,869
Intercontinental Exchange, Inc. (Capital Markets)	2,846		457,181
Invesco, Ltd. (Capital Markets)	2,231		39,176
Jack Henry & Associates, Inc. (Financial Services)	361		63,731
JPMorgan Chase & Co. (Banks)	14,107		2,974,603
KeyCorp (Banks)	4,600		77,050
KKR & Co., Inc. (Capital Markets)	3,344		436,660
Loews Corp. (Insurance)	904		71,461
M&T Bank Corp. (Banks)	828		147,483
MarketAxess Holdings, Inc. (Capital Markets)	187		47,909
Marsh & McLennan Cos., Inc. (Insurance)	2,438		543,893
Mastercard, Inc. - Class A (Financial Services)	4,090		2,019,642
MetLife, Inc. (Insurance)	2,916		240,512
Moody’s Corp. (Capital Markets)	775		367,807
Morgan Stanley (Capital Markets)	6,176		643,786
MSCI, Inc. (Capital Markets)	390		227,343
Nasdaq, Inc. (Capital Markets)	2,051		149,744
Northern Trust Corp. (Capital Markets)	1,000		90,030
PayPal Holdings, Inc.* (Financial Services)	5,068		395,456
Principal Financial Group, Inc. (Insurance)	1,056		90,710
Prudential Financial, Inc. (Insurance)	1,770		214,347
Raymond James Financial, Inc. (Capital Markets)	919		112,541
Regions Financial Corp. (Banks)	4,537		105,848
S&P Global, Inc. (Capital Markets)	1,588		820,393
State Street Corp. (Capital Markets)	1,481		131,024
Synchrony Financial (Consumer Finance)	1,959		97,715
T. Rowe Price Group, Inc. (Capital Markets)	1,104		120,259
The Allstate Corp. (Insurance)	1,309		248,252
The Bank of New York Mellon Corp. (Capital Markets)	3,659		262,936
The Charles Schwab Corp. (Capital Markets)	7,407		480,048
The Goldman Sachs Group, Inc. (Capital Markets)	1,566		775,342
The Hartford Financial Services Group, Inc. (Insurance)	1,453		170,887
The PNC Financial Services Group, Inc. (Banks)	1,970		364,155
The Progressive Corp. (Insurance)	2,904		736,920
The Travelers Cos., Inc. (Insurance)	1,131		264,790
Truist Financial Corp. (Banks)	6,640		283,993
U.S. Bancorp (Banks)	7,738		353,859
Visa, Inc. - Class A (Financial Services)	8,282		2,277,136
W.R. Berkley Corp. (Insurance)	1,491		84,584
Wells Fargo & Co. (Banks)	16,876		953,325
Willis Towers Watson PLC (Insurance)	504		148,443
TOTAL COMMON STOCKS
(Cost $7,315,509)			31,182,381

Repurchase Agreements(b) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $354,046	$354,000	$354,000
TOTAL REPURCHASE AGREEMENTS
(Cost $354,000)		354,000
TOTAL INVESTMENT SECURITIES
(Cost $7,669,509) —99.9%		31,536,381
Net other assets (liabilities) — 0.1%		35,923
NET ASSETS - 100.0%		$31,572,304

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$402,487	$(2,180)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Banks	$7,521,439	23.8%
Capital Markets	7,210,056	22.8%
Consumer Finance	1,311,257	4.2%
Financial Services	9,804,564	31.1%
Insurance	5,227,163	16.6%
Software	107,902	0.3%
Other**	389,923	1.2%
Total	$31,572,304	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Health Care :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (98.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	11,798	$1,345,089
AbbVie, Inc. (Biotechnology)	11,977	2,365,219
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,978	293,693
Align Technology, Inc.* (Health Care Equipment & Supplies)	476	121,056
Amgen, Inc. (Biotechnology)	3,644	1,174,133
Baxter International, Inc. (Health Care Equipment & Supplies)	3,459	131,338
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,960	472,556
Biogen, Inc.* (Biotechnology)	988	191,514
Bio-Techne Corp. (Life Sciences Tools & Services)	1,069	85,445
Boston Scientific Corp.* (Health Care Equipment & Supplies)	9,986	836,827
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,747	711,270
Cardinal Health, Inc. (Health Care Providers & Services)	1,653	182,690
Catalent, Inc.* (Pharmaceuticals)	1,227	74,319
Cencora, Inc. (Health Care Providers & Services)	1,183	266,270
Centene Corp.* (Health Care Providers & Services)	3,567	268,524
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	350	68,940
CVS Health Corp. (Health Care Providers & Services)	8,530	536,366
Danaher Corp. (Life Sciences Tools & Services)	4,359	1,211,889
DaVita, Inc.* (Health Care Providers & Services)	313	51,310
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,717	182,148
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,085	269,569
Elevance Health, Inc. (Health Care Providers & Services)	1,572	817,440
Eli Lilly & Co. (Pharmaceuticals)	5,349	4,738,892
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,095	290,466
Gilead Sciences, Inc. (Biotechnology)	8,442	707,777
HCA Healthcare, Inc. (Health Care Providers & Services)	1,260	512,102
Henry Schein, Inc.* (Health Care Providers & Services)	859	62,621
Hologic, Inc.* (Health Care Equipment & Supplies)	1,575	128,300
Humana, Inc. (Health Care Providers & Services)	816	258,460
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	558	281,913
Incyte Corp.* (Biotechnology)	1,084	71,652
Insulet Corp.* (Health Care Equipment & Supplies)	475	110,556
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,405	1,181,504
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,174	278,203
Johnson & Johnson (Pharmaceuticals)	16,323	2,645,305
Labcorp Holdings, Inc. (Health Care Providers & Services)	569	127,160
McKesson Corp. (Health Care Providers & Services)	879	434,595
Medtronic PLC (Health Care Equipment & Supplies)	8,697	782,991
Merck & Co., Inc. (Pharmaceuticals)	17,188	1,951,869
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	144	215,957
Moderna, Inc.* (Biotechnology)	2,294	153,308
Molina Healthcare, Inc.* (Health Care Providers & Services)	397	136,790
Pfizer, Inc. (Pharmaceuticals)	38,425	1,112,020
Quest Diagnostics, Inc. (Health Care Providers & Services)	755	117,214
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	720	756,893
ResMed, Inc. (Health Care Equipment & Supplies)	996	243,144
Revvity, Inc. (Life Sciences Tools & Services)	836	106,799
Solventum Corp.* (Health Care Providers & Services)	937	65,328
STERIS PLC (Health Care Equipment & Supplies)	669	162,259
Stryker Corp. (Health Care Equipment & Supplies)	2,325	839,930
Teleflex, Inc. (Health Care Equipment & Supplies)	319	78,895
The Cigna Group (Health Care Providers & Services)	1,896	656,850
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,350	148,959
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,590	1,602,096
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,262	3,661,266
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	403	92,291
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,750	813,890
Viatris, Inc. (Pharmaceuticals)	8,093	93,960
Waters Corp.* (Life Sciences Tools & Services)	403	145,036
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	492	147,679
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,381	149,079
Zoetis, Inc. (Pharmaceuticals)	3,072	600,207
TOTAL COMMON STOCKS
(Cost $6,102,123)		38,321,821

ProFund VP Health Care :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $341,045	$341,000	$341,000
TOTAL REPURCHASE AGREEMENTS
(Cost $341,000)		341,000
TOTAL INVESTMENT SECURITIES
(Cost $6,443,123) —99.7%		38,662,821
Net other assets (liabilities) — 0.3%		108,886
NET ASSETS - 100.0%		$38,771,707

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$520,272	$(1,922)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Biotechnology	$6,234,386	16.1%
Health Care Equipment & Supplies	7,756,579	20.0%
Health Care Providers & Services	8,247,277	21.3%
Life Sciences Tools & Services	4,155,737	10.7%
Pharmaceuticals	11,927,842	30.7%
Other**	449,886	1.2%
Total	$38,771,707	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Industrials :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (96.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,284	$312,223
A.O. Smith Corp. (Building Products)	499	44,825
Allegion PLC (Building Products)	362	52,758
Amentum Holdings, Inc.* (Professional Services)	521	16,802
AMETEK, Inc. (Electrical Equipment)	962	165,185
Automatic Data Processing, Inc. (Professional Services)	1,695	469,058
Axon Enterprise, Inc.* (Aerospace & Defense)	298	119,081
Broadridge Financial Solutions, Inc. (Professional Services)	485	104,290
Builders FirstSource, Inc.* (Building Products)	484	93,828
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	488	53,861
Carrier Global Corp. (Building Products)	3,490	280,910
Caterpillar, Inc. (Machinery)	2,016	788,497
Cintas Corp. (Commercial Services & Supplies)	1,425	293,379
Copart, Inc.* (Commercial Services & Supplies)	3,640	190,736
CSX Corp. (Ground Transportation)	8,060	278,312
Cummins, Inc. (Machinery)	570	184,560
Dayforce, Inc.* (Professional Services)	657	40,241
Deere & Co. (Machinery)	1,066	444,874
Delta Air Lines, Inc. (Passenger Airlines)	2,665	135,356
Dover Corp. (Machinery)	571	109,484
Eaton Corp. PLC (Electrical Equipment)	1,655	548,533
Emerson Electric Co. (Electrical Equipment)	2,381	260,410
Equifax, Inc. (Professional Services)	515	151,338
Expeditors International of Washington, Inc. (Air Freight & Logistics)	587	77,132
Fastenal Co. (Trading Companies & Distributors)	2,381	170,051
FedEx Corp. (Air Freight & Logistics)	937	256,438
Fortive Corp. (Machinery)	1,456	114,922
GE Vernova, Inc.* (Electrical Equipment)	1,143	291,442
Generac Holdings, Inc.* (Electrical Equipment)	251	39,879
General Dynamics Corp. (Aerospace & Defense)	1,073	324,261
General Electric Co. (Industrial Conglomerates)	4,508	850,118
Honeywell International, Inc. (Industrial Conglomerates)	2,708	559,771
Howmet Aerospace, Inc. (Aerospace & Defense)	1,697	170,124
Hubbell, Inc. (Electrical Equipment)	223	95,522
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	162	42,830
IDEX Corp. (Machinery)	315	67,568
Illinois Tool Works, Inc. (Machinery)	1,123	294,305
Ingersoll Rand, Inc. (Machinery)	1,677	164,614
J.B. Hunt Transport Services, Inc. (Ground Transportation)	335	57,731
Jacobs Solutions, Inc. (Professional Services)	521	68,199
Johnson Controls International PLC (Building Products)	2,778	215,601
L3Harris Technologies, Inc. (Aerospace & Defense)	788	187,442
Leidos Holdings, Inc. (Professional Services)	560	91,280
Lockheed Martin Corp. (Aerospace & Defense)	882	515,582
Masco Corp. (Building Products)	908	76,218
Nordson Corp. (Machinery)	226	59,354
Norfolk Southern Corp. (Ground Transportation)	940	233,590
Northrop Grumman Corp. (Aerospace & Defense)	571	301,528
Old Dominion Freight Line, Inc. (Ground Transportation)	783	155,535
Otis Worldwide Corp. (Machinery)	1,665	173,060
PACCAR, Inc. (Machinery)	2,179	215,024
Parker-Hannifin Corp. (Machinery)	535	338,024
Paychex, Inc. (Professional Services)	1,333	178,875
Paycom Software, Inc. (Professional Services)	202	33,647
Pentair PLC (Machinery)	688	67,280
Quanta Services, Inc. (Construction & Engineering)	612	182,468
Republic Services, Inc. (Commercial Services & Supplies)	849	170,513
Rockwell Automation, Inc. (Electrical Equipment)	471	126,445
Rollins, Inc. (Commercial Services & Supplies)	1,168	59,077
RTX Corp. (Aerospace & Defense)	5,530	670,015
Snap-on, Inc. (Machinery)	220	63,736
Southwest Airlines Co. (Passenger Airlines)	2,491	73,808
Stanley Black & Decker, Inc. (Machinery)	640	70,483
Textron, Inc. (Aerospace & Defense)	778	68,915
The Boeing Co.* (Aerospace & Defense)	2,435	370,217
Trane Technologies PLC (Building Products)	939	365,017
TransDigm Group, Inc. (Aerospace & Defense)	234	333,948
Uber Technologies, Inc.* (Ground Transportation)	8,734	656,447
Union Pacific Corp. (Ground Transportation)	2,533	624,334
United Airlines Holdings, Inc.* (Passenger Airlines)	1,366	77,944
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,046	415,291
United Rentals, Inc. (Trading Companies & Distributors)	276	223,485
Veralto Corp. (Commercial Services & Supplies)	1,028	114,992
Verisk Analytics, Inc. (Professional Services)	593	158,900
W.W. Grainger, Inc. (Trading Companies & Distributors)	185	192,180
Waste Management, Inc. (Commercial Services & Supplies)	1,519	315,345
Westinghouse Air Brake Technologies Corp. (Machinery)	729	132,510
Xylem, Inc. (Machinery)	1,009	136,245
TOTAL COMMON STOCKS
(Cost $6,560,199)		17,227,803

ProFund VP Industrials :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $87,011	$87,000	$87,000
TOTAL REPURCHASE AGREEMENTS
(Cost $87,000)		87,000
TOTAL INVESTMENT SECURITIES
(Cost $6,647,199) —97.3%		17,314,803
Net other assets (liabilities) — 2.7%		482,838
NET ASSETS - 100.0%		$17,797,641

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$556,336	$2,587

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$3,103,943	17.4%
Air Freight & Logistics	802,722	4.5%
Building Products	1,129,157	6.3%
Commercial Services & Supplies	1,144,042	6.4%
Construction & Engineering	182,468	1.0%
Electrical Equipment	1,527,416	8.6%
Ground Transportation	2,005,949	11.3%
Industrial Conglomerates	1,722,112	9.7%
Machinery	3,424,540	19.3%
Passenger Airlines	287,108	1.6%
Professional Services	1,312,630	7.4%
Trading Companies & Distributors	585,716	3.3%
Other**	569,838	3.2%
Total	$17,797,641	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP International :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $11,113,458	$11,112,000	$11,112,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,112,000)		11,112,000
TOTAL INVESTMENT SECURITIES
(Cost $11,112,000) —100.1%		11,112,000
Net other assets (liabilities) — (0.1)%		(12,965)
NET ASSETS - 100.0%		$11,099,035

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $1,554,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/28/24	5.48%	$5,601,453	$(19,188)
MSCI EAFE Index	UBS AG	10/28/24	5.63%	5,491,637	(18,677)
				$11,093,090	$(37,865)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (98.4%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,785	$353,166
Akamai Technologies, Inc.* (IT Services)	995	100,445
Alphabet, Inc. - Class A (Interactive Media & Services)	3,977	659,586
Alphabet, Inc. - Class C (Interactive Media & Services)	3,260	545,039
Amazon.com, Inc.* (Broadline Retail)	5,946	1,107,918
Arista Networks, Inc.* (Communications Equipment)	1,440	552,700
Atlassian Corp.* - Class A (Software)	1,019	161,827
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	129	543,364
Box, Inc.* - Class A (Software)	936	30,635
Carvana Co.* (Specialty Retail)	728	126,752
Ciena Corp.* (Communications Equipment)	930	57,279
Cisco Systems, Inc. (Communications Equipment)	10,053	535,021
Cloudflare, Inc.* - Class A (IT Services)	1,972	159,515
Confluent, Inc.* - Class A (Software)	1,634	33,301
Copart, Inc.* (Commercial Services & Supplies)	5,601	293,492
Datadog, Inc.* - Class A (Software)	2,007	230,925
DocuSign, Inc.* (Software)	1,290	80,096
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,123	303,016
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	3,092	121,206
Dropbox, Inc.* - Class A (Software)	1,488	37,840
eBay, Inc. (Broadline Retail)	3,125	203,469
GoDaddy, Inc.* - Class A (IT Services)	894	140,161
HubSpot, Inc.* (Software)	328	174,365
Juniper Networks, Inc. (Communications Equipment)	2,085	81,273
MARA Holdings, Inc.* (Software)	1,894	30,721
Meta Platforms, Inc. - Class A (Interactive Media & Services)	2,144	1,227,312
Netflix, Inc.* (Entertainment)	1,325	939,782
Nutanix, Inc.* - Class A (Software)	1,567	92,845
Okta, Inc.* (IT Services)	1,017	75,604
Paycom Software, Inc. (Professional Services)	319	53,136
PayPal Holdings, Inc.* (Financial Services)	6,492	506,571
Pinterest, Inc.* - Class A (Interactive Media & Services)	3,817	123,556
ROBLOX Corp.* - Class A (Entertainment)	3,418	151,281
Salesforce, Inc. (Software)	2,976	814,561
Smartsheet, Inc.* - Class A (Software)	856	47,388
Snowflake, Inc.* - Class A (IT Services)	2,214	254,300
Veeva Systems, Inc.* - Class A (Health Care Technology)	934	196,019
VeriSign, Inc.* (IT Services)	528	100,299
Workday, Inc.* - Class A (Software)	1,331	325,310
Zoom Video Communications, Inc.* - Class A (Software)	1,633	113,885
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,816	18,741
TOTAL COMMON STOCKS
(Cost $4,924,078)		11,703,702

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $133,017	$133,000	$133,000
TOTAL REPURCHASE AGREEMENTS
(Cost $133,000)		133,000
TOTAL INVESTMENT SECURITIES
(Cost $5,057,078) —99.5%		11,836,702
Net other assets (liabilities) — 0.5%		63,938
NET ASSETS - 100.0%		$11,900,640

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	10/23/24	5.58%	$254,600	$369

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Broadline Retail	$1,311,387	11.0%
Commercial Services & Supplies	293,492	2.5%
Communications Equipment	1,226,273	10.3%
Entertainment	1,091,063	9.2%
Financial Services	506,571	4.3%
Health Care Technology	196,019	1.6%
Hotels, Restaurants & Leisure	1,320,752	11.1%
Interactive Media & Services	2,574,234	21.6%
IT Services	830,324	7.0%
Professional Services	53,136	0.4%
Software	2,173,699	18.3%
Specialty Retail	126,752	1.1%
Other**	196,938	1.6%
Total	$11,900,640	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Japan :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a) (93.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $11,141,462	$11,140,000	$11,140,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,140,000)		11,140,000
TOTAL INVESTMENT SECURITIES
(Cost $11,140,000) —93.4%		11,140,000
Net other assets (liabilities) — 6.6%		780,946
NET ASSETS - 100.0%		$11,920,946

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	62	12/13/24	$11,862,150	$616,293

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	10/28/24	5.28%	$111,827	$2,110

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (100.1%)

	Shares	Value
A.O. Smith Corp. (Building Products)	77	$6,917
AbbVie, Inc. (Biotechnology)	682	134,681
Accenture PLC - Class A (IT Services)	354	125,132
Adobe, Inc.* (Software)	463	239,732
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,690	277,295
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	229	29,039
Akamai Technologies, Inc.* (IT Services)	73	7,369
Align Technology, Inc.* (Health Care Equipment & Supplies)	40	10,173
Allegion PLC (Building Products)	34	4,955
Alphabet, Inc. - Class A (Interactive Media & Services)	6,116	1,014,339
Alphabet, Inc. - Class C (Interactive Media & Services)	5,015	838,458
Amazon.com, Inc.* (Broadline Retail)	9,752	1,817,090
American Express Co. (Consumer Finance)	411	111,463
American Tower Corp. (Specialized REITs)	200	46,511
Ameriprise Financial, Inc. (Capital Markets)	55	25,840
AMETEK, Inc. (Electrical Equipment)	116	19,918
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	703	45,807
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	306	70,432
ANSYS, Inc.* (Software)	53	16,887
Aon PLC - Class A (Insurance)	116	40,135
APA Corp. (Oil, Gas & Consumable Fuels)	386	9,442
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,870	3,697,710
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	865	174,773
Arch Capital Group, Ltd.* (Insurance)	390	43,633
Arista Networks, Inc.* (Communications Equipment)	269	103,247
Arthur J. Gallagher & Co. (Insurance)	117	32,920
Autodesk, Inc.* (Software)	117	32,231
Automatic Data Processing, Inc. (Professional Services)	166	45,936
AutoZone, Inc.* (Specialty Retail)	12	37,800
Axon Enterprise, Inc.* (Aerospace & Defense)	76	30,370
Blackstone, Inc. (Capital Markets)	541	82,843
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	35	147,425
Boston Scientific Corp.* (Health Care Equipment & Supplies)	844	70,727
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,860	838,350
Broadridge Financial Solutions, Inc. (Professional Services)	70	15,052
Brown & Brown, Inc. (Insurance)	192	19,891
Builders FirstSource, Inc.* (Building Products)	122	23,651
Cadence Design Systems, Inc.* (Software)	286	77,515
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	130	5,426
Carnival Corp.* (Hotels, Restaurants & Leisure)	748	13,823
Carrier Global Corp. (Building Products)	420	33,806
Caterpillar, Inc. (Machinery)	294	114,989
Cboe Global Markets, Inc. (Capital Markets)	70	14,341
CDW Corp. (Electronic Equipment, Instruments & Components)	59	13,352
Celanese Corp. (Chemicals)	112	15,228
CF Industries Holdings, Inc. (Chemicals)	101	8,666
Charter Communications, Inc.* - Class A (Media)	46	14,908
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,429	82,339
Church & Dwight Co., Inc. (Household Products)	116	12,148
Cintas Corp. (Commercial Services & Supplies)	197	40,558
CME Group, Inc. (Capital Markets)	136	30,008
Colgate-Palmolive Co. (Household Products)	332	34,465
ConocoPhillips (Oil, Gas & Consumable Fuels)	836	88,014
Constellation Energy Corp. (Electric Utilities)	147	38,223
Copart, Inc.* (Commercial Services & Supplies)	914	47,894
Corpay, Inc.* (Software)	73	22,831
CoStar Group, Inc.* (Real Estate Management & Development)	183	13,806
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	194	171,985
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	508	12,167
Crowdstrike Holdings, Inc.* - Class A (Software)	242	67,874
CSX Corp. (Ground Transportation)	1,011	34,910
D.R. Horton, Inc. (Household Durables)	307	58,567
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	65	10,668
DaVita, Inc.* (Health Care Providers & Services)	26	4,262
Dayforce, Inc.* (Professional Services)	90	5,513
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	159	25,353
Deere & Co. (Machinery)	153	63,851
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	158	18,729
Delta Air Lines, Inc. (Passenger Airlines)	375	19,046
Dexcom, Inc.* (Health Care Equipment & Supplies)	254	17,028
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	186	32,066
Digital Realty Trust, Inc. (Specialized REITs)	131	21,200
Discover Financial Services (Consumer Finance)	141	19,781
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	15	6,452
Eaton Corp. PLC (Electrical Equipment)	258	85,512
Ecolab, Inc. (Chemicals)	135	34,470
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	231	15,244
Electronic Arts, Inc. (Entertainment)	109	15,635
Eli Lilly & Co. (Pharmaceuticals)	824	730,015
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	51	5,764

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	390		$47,943
EPAM Systems, Inc.* (IT Services)	24		4,777
Equifax, Inc. (Professional Services)	51		14,987
Equinix, Inc. (Specialized REITs)	46		40,830
Erie Indemnity Co. - Class A (Insurance)	15		8,097
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	129		19,095
Expeditors International of Washington, Inc. (Air Freight & Logistics)	54		7,096
FactSet Research Systems, Inc. (Capital Markets)	19		8,737
Fair Isaac Corp.* (Software)	25		48,588
Fastenal Co. (Trading Companies & Distributors)	298		21,283
First Horizon Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Financial Services)	312		56,051
Fortinet, Inc.* (Software)	661		51,261
Fortive Corp. (Machinery)	365		28,809
Freeport-McMoRan, Inc. (Metals & Mining)	749		37,390
Garmin, Ltd. (Household Durables)	87		15,315
Gartner, Inc.* (IT Services)	81		41,048
GE Vernova, Inc.* (Electrical Equipment)	124		31,618
Generac Holdings, Inc.* (Electrical Equipment)	38		6,037
General Electric Co. (Industrial Conglomerates)	486		91,650
GoDaddy, Inc.* - Class A (IT Services)	147		23,047
HCA Healthcare, Inc. (Health Care Providers & Services)	94		38,204
Hess Corp. (Oil, Gas & Consumable Fuels)	288		39,110
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	258		59,469
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	438		7,709
Howmet Aerospace, Inc. (Aerospace & Defense)	247		24,762
Hubbell, Inc. (Electrical Equipment)	26		11,137
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	49		24,756
Illinois Tool Works, Inc. (Machinery)	130		34,069
Ingersoll Rand, Inc. (Machinery)	323		31,706
Insulet Corp.* (Health Care Equipment & Supplies)	28		6,517
Intuit, Inc. (Software)	292		181,332
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	245		120,361
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	69		16,351
Iron Mountain, Inc. (Specialized REITs)	155		18,419
Jabil, Inc. (Electronic Equipment, Instruments & Components)	64		7,669
KKR & Co., Inc. (Capital Markets)	703		91,798
KLA Corp. (Semiconductors & Semiconductor Equipment)	141		109,192
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	136		110,987
Lamb Weston Holdings, Inc. (Food Products)	98		6,345
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	224		11,276
Lennar Corp. - Class A (Household Durables)	140		26,247
Linde PLC (Chemicals)	261		124,459
Live Nation Entertainment, Inc.* (Entertainment)	163		17,847
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	120		32,562
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	309		8,229
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	192		31,279
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	244		60,738
Marsh & McLennan Cos., Inc. (Insurance)	267		59,565
Martin Marietta Materials, Inc. (Construction Materials)	42		22,607
Masco Corp. (Building Products)	122		10,241
Mastercard, Inc. - Class A (Financial Services)	620		306,156
McDonald’s Corp. (Hotels, Restaurants & Leisure)	330		100,489
Merck & Co., Inc. (Pharmaceuticals)	1,057		120,033
Meta Platforms, Inc. - Class A (Interactive Media & Services)	2,281		1,305,735
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8		11,998
MGM Resorts International* (Hotels, Restaurants & Leisure)	163		6,372
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	330		26,496
Microsoft Corp. (Software)	7,761		3,339,558
Molina Healthcare, Inc.* (Health Care Providers & Services)	36		12,404
Mondelez International, Inc. - Class A (Food Products)	585		43,096
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	52		48,074
Monster Beverage Corp.* (Beverages)	441		23,007
Moody’s Corp. (Capital Markets)	77		36,543
Motorola Solutions, Inc. (Communications Equipment)	101		45,413
MSCI, Inc. (Capital Markets)	47		27,398
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	78		9,634
Netflix, Inc.* (Entertainment)	448		317,753
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	538		47,559
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	458		9,394
Nucor Corp. (Metals & Mining)	155		23,303
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	25,682		3,118,821
NVR, Inc.* (Household Durables)	3		29,435
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	199		47,762
Old Dominion Freight Line, Inc. (Ground Transportation)	197		39,132
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	196		14,232
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	377		34,356
Oracle Corp. (Software)	1,669		284,398
O’Reilly Automotive, Inc.* (Specialty Retail)	44		50,670

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Otis Worldwide Corp. (Machinery)	162	$16,838
PACCAR, Inc. (Machinery)	398	39,275
Palantir Technologies, Inc.* - Class A (Software)	2,102	78,194
Palo Alto Networks, Inc.* (Software)	339	115,870
Parker-Hannifin Corp. (Machinery)	105	66,341
Paychex, Inc. (Professional Services)	132	17,713
Paycom Software, Inc. (Professional Services)	22	3,665
Pentair PLC (Machinery)	120	11,735
PepsiCo, Inc. (Beverages)	515	87,576
Philip Morris International, Inc. (Tobacco)	600	72,840
Pool Corp. (Distributors)	23	8,666
PTC, Inc.* (Software)	76	13,730
Public Storage (Specialized REITs)	70	25,471
PulteGroup, Inc. (Household Durables)	215	30,859
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	604	102,710
Quanta Services, Inc. (Construction & Engineering)	106	31,604
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	23	4,459
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	67	70,433
Republic Services, Inc. (Commercial Services & Supplies)	122	24,502
Rockwell Automation, Inc. (Electrical Equipment)	58	15,571
Rollins, Inc. (Commercial Services & Supplies)	125	6,323
Roper Technologies, Inc. (Software)	49	27,266
Ross Stores, Inc. (Specialty Retail)	348	52,377
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	248	43,985
S&P Global, Inc. (Capital Markets)	147	75,943
Salesforce, Inc. (Software)	1,012	276,995
SBA Communications Corp. (Specialized REITs)	45	10,832
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	88	9,639
ServiceNow, Inc.* (Software)	215	192,294
Simon Property Group, Inc. (Retail REITs)	118	19,944
Snap-on, Inc. (Machinery)	25	7,243
Starbucks Corp. (Hotels, Restaurants & Leisure)	697	67,951
Steel Dynamics, Inc. (Metals & Mining)	93	11,725
STERIS PLC (Health Care Equipment & Supplies)	58	14,067
Stryker Corp. (Health Care Equipment & Supplies)	229	82,729
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	53	22,069
Synopsys, Inc.* (Software)	160	81,022
Take-Two Interactive Software, Inc.* (Entertainment)	86	13,219
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	227	33,598
TE Connectivity PLC* (Electronic Equipment, Instruments & Components)	123	18,572
Tesla, Inc.* (Automobiles)	2,895	757,419
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	354	73,126
The Boeing Co.* (Aerospace & Defense)	268	40,747
The Coca-Cola Co. (Beverages)	1,578	113,395
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	86	9,489
The Hershey Co. (Food Products)	59	11,315
The Home Depot, Inc. (Specialty Retail)	384	155,597
The Procter & Gamble Co. (Household Products)	959	166,098
The Progressive Corp. (Insurance)	306	77,651
The Sherwin-Williams Co. (Chemicals)	121	46,182
The TJX Cos., Inc. (Specialty Retail)	766	90,036
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	494	22,551
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	152	94,023
Tractor Supply Co. (Specialty Retail)	47	13,674
Trane Technologies PLC (Building Products)	163	63,362
TransDigm Group, Inc. (Aerospace & Defense)	59	84,200
Tyler Technologies, Inc.* (Software)	44	25,684
Uber Technologies, Inc.* (Ground Transportation)	2,194	164,901
Ulta Beauty, Inc.* (Specialty Retail)	33	12,841
Union Pacific Corp. (Ground Transportation)	287	70,740
United Rentals, Inc. (Trading Companies & Distributors)	70	56,682
UnitedHealth Group, Inc. (Health Care Providers & Services)	367	214,578
VeriSign, Inc.* (IT Services)	42	7,978
Verisk Analytics, Inc. (Professional Services)	82	21,973
Vertex Pharmaceuticals, Inc.* (Biotechnology)	172	79,994
Visa, Inc. - Class A (Financial Services)	1,151	316,468
Vistra Corp. (Independent Power and Renewable Electricity Producers)	358	42,437
Vulcan Materials Co. (Construction Materials)	89	22,288
W.W. Grainger, Inc. (Trading Companies & Distributors)	35	36,358
Waste Management, Inc. (Commercial Services & Supplies)	179	37,160
Waters Corp.* (Life Sciences Tools & Services)	23	8,277
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	76	22,812
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	97	9,300
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	134	18,721
Zoetis, Inc. (Pharmaceuticals)	261	50,994
TOTAL COMMON STOCKS
(Cost $11,682,457)		28,859,325

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $59,008	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS
(Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES
(Cost $11,741,457) —100.3%		28,918,325
Net other assets (liabilities) — (0.3)%		(90,077)
NET ASSETS - 100.0%		$28,828,248

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT	Real Estate Investment Trust

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2024:

	Value		% of Net Assets
Aerospace & Defense	$180,079		0.6%
Air Freight & Logistics	7,096		NM
Automobiles	757,419		2.6%
Banks	—	^	NM
Beverages	223,978		0.8%
Biotechnology	285,108		1.0%
Broadline Retail	1,817,090		6.4%
Building Products	142,932		0.5%
Capital Markets	393,451		1.4%
Chemicals	229,005		0.7%
Commercial Services & Supplies	156,437		0.5%
Communications Equipment	148,660		0.5%
Construction & Engineering	31,604		0.1%
Construction Materials	44,895		0.2%
Consumer Finance	131,244		0.5%
Consumer Staples Distribution & Retail	171,985		0.6%
Distributors	8,666		NM
Electric Utilities	38,223		0.1%
Electrical Equipment	169,793		0.6%
Electronic Equipment, Instruments & Components	85,400		0.3%
Entertainment	364,454		1.3%
Financial Services	678,675		2.3%
Food Products	60,756		0.2%
Ground Transportation	309,683		1.1%
Health Care Equipment & Supplies	371,091		1.3%
Health Care Providers & Services	269,448		0.9%
Hotel & Resort REITs	7,709		NM
Hotels, Restaurants & Leisure	701,962		2.4%
Household Durables	160,423		0.6%
Household Products	212,711		0.7%
Independent Power and Renewable Electricity Producers	42,437		0.2%
Industrial Conglomerates	91,650		0.3%
Insurance	281,892		1.0%
Interactive Media & Services	3,158,532		10.9%
IT Services	209,351		0.7%
Life Sciences Tools & Services	153,461		0.5%
Machinery	414,856		1.5%
Media	14,908		0.1%
Metals & Mining	72,418		0.3%
Oil, Gas & Consumable Fuels	358,755		1.2%
Passenger Airlines	19,046		0.1%
Pharmaceuticals	901,042		3.2%
Professional Services	124,839		0.4%
Real Estate Management & Development	13,806		NM
Retail REITs	19,944		0.1%
Semiconductors & Semiconductor Equipment	5,018,014		17.4%
Software	5,173,262		17.9%
Specialized REITs	163,263		0.6%
Specialty Retail	412,995		1.4%
Technology Hardware, Storage & Peripherals	3,757,781		13.0%
Textiles, Apparel & Luxury Goods	109,933		0.4%
Tobacco	72,840		0.3%
Trading Companies & Distributors	114,323		0.4%
Other**	(31,077)		(0.1)%
Total	$28,828,248		100.0%

^	Amount is less than $0.50
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

REIT	Real Estate Investment Trust

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	447	$61,105
A.O. Smith Corp. (Building Products)	36	3,234
Abbott Laboratories (Health Care Equipment & Supplies)	1,419	161,781
AbbVie, Inc. (Biotechnology)	907	179,115
Accenture PLC - Class A (IT Services)	236	83,421
Aflac, Inc. (Insurance)	411	45,951
Agilent Technologies, Inc. (Life Sciences Tools & Services)	239	35,487
Air Products and Chemicals, Inc. (Chemicals)	182	54,189
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	180	22,826
Akamai Technologies, Inc.* (IT Services)	66	6,663
Albemarle Corp. (Chemicals)	96	9,092
Alexandria Real Estate Equities, Inc. (Office REITs)	127	15,081
Align Technology, Inc.* (Health Care Equipment & Supplies)	26	6,612
Allegion PLC (Building Products)	44	6,413
Alliant Energy Corp. (Electric Utilities)	208	12,624
Altria Group, Inc. (Tobacco)	1,391	70,997
Amcor PLC (Containers & Packaging)	1,177	13,335
Amentum Holdings, Inc.* (Professional Services)	103	3,322
Ameren Corp. (Multi-Utilities)	217	18,979
American Electric Power Co., Inc. (Electric Utilities)	433	44,426
American Express Co. (Consumer Finance)	138	37,426
American International Group, Inc. (Insurance)	525	38,446
American Tower Corp. (Specialized REITs)	225	52,327
American Water Works Co., Inc. (Water Utilities)	159	23,252
Ameriprise Financial, Inc. (Capital Markets)	38	17,853
AMETEK, Inc. (Electrical Equipment)	99	16,999
Amgen, Inc. (Biotechnology)	437	140,806
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	431	28,084
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	167	38,438
ANSYS, Inc.* (Software)	31	9,878
Aon PLC - Class A (Insurance)	87	30,101
Aptiv PLC* (Automobile Components)	215	15,483
Archer-Daniels-Midland Co. (Food Products)	389	23,239
Arthur J. Gallagher & Co. (Insurance)	88	24,761
Assurant, Inc. (Insurance)	42	8,352
AT&T, Inc. (Diversified Telecommunication Services)	5,848	128,656
Atmos Energy Corp. (Gas Utilities)	127	17,616
Autodesk, Inc.* (Software)	85	23,416
Automatic Data Processing, Inc. (Professional Services)	203	56,176
AutoZone, Inc.* (Specialty Retail)	4	12,600
AvalonBay Communities, Inc. (Residential REITs)	117	26,355
Avery Dennison Corp. (Containers & Packaging)	66	14,570
Baker Hughes Co. (Energy Equipment & Services)	808	29,209
Ball Corp. (Containers & Packaging)	247	16,774
Bank of America Corp. (Banks)	5,505	218,438
Baxter International, Inc. (Health Care Equipment & Supplies)	414	15,720
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	237	57,141
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,494	687,628
Best Buy Co., Inc. (Specialty Retail)	160	16,528
Biogen, Inc.* (Biotechnology)	119	23,067
Bio-Techne Corp. (Life Sciences Tools & Services)	128	10,231
Blackrock Finance, Inc. (Capital Markets)	115	109,194
Blackstone, Inc. (Capital Markets)	165	25,266
BorgWarner, Inc. (Automobile Components)	184	6,677
Boston Scientific Corp.* (Health Care Equipment & Supplies)	540	45,252
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,651	85,423
Broadridge Financial Solutions, Inc. (Professional Services)	41	8,816
Brown & Brown, Inc. (Insurance)	42	4,351
Brown-Forman Corp. - Class B (Beverages)	147	7,232
Bunge Global SA (Food Products)	115	11,114
BXP, Inc. (Office REITs)	117	9,414
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	96	10,596
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	71	2,964
Camden Property Trust (Residential REITs)	87	10,747
Campbell Soup Co. (Food Products)	158	7,729
Capital One Financial Corp. (Consumer Finance)	311	46,565
Cardinal Health, Inc. (Health Care Providers & Services)	198	21,883
CarMax, Inc.* (Specialty Retail)	126	9,750
Carnival Corp.* (Hotels, Restaurants & Leisure)	237	4,380
Carrier Global Corp. (Building Products)	355	28,574
Catalent, Inc.* (Pharmaceuticals)	146	8,843
Caterpillar, Inc. (Machinery)	167	65,317
Cboe Global Markets, Inc. (Capital Markets)	31	6,351
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	246	30,622
CDW Corp. (Electronic Equipment, Instruments & Components)	63	14,257
Cencora, Inc. (Health Care Providers & Services)	143	32,186
Centene Corp.* (Health Care Providers & Services)	428	32,220
CenterPoint Energy, Inc. (Multi-Utilities)	528	15,534
CF Industries Holdings, Inc. (Chemicals)	68	5,834
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	42	8,273
Charter Communications, Inc.* - Class A (Media)	42	13,611
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,387	204,263
Chubb, Ltd. (Insurance)	306	88,248
Church & Dwight Co., Inc. (Household Products)	109	11,414
Cincinnati Financial Corp. (Insurance)	127	17,287

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Cintas Corp. (Commercial Services & Supplies)	126		$25,941
Cisco Systems, Inc. (Communications Equipment)	3,284		174,774
Citigroup, Inc. (Banks)	1,556		97,406
Citizens Financial Group, Inc. (Banks)	363		14,908
CME Group, Inc. (Capital Markets)	189		41,703
CMS Energy Corp. (Multi-Utilities)	243		17,163
Cognizant Technology Solutions Corp. - Class A (IT Services)	404		31,181
Colgate-Palmolive Co. (Household Products)	406		42,147
Comcast Corp. - Class A (Media)	3,148		131,492
Conagra Brands, Inc. (Food Products)	388		12,618
ConocoPhillips (Oil, Gas & Consumable Fuels)	293		30,847
Consolidated Edison, Inc. (Multi-Utilities)	282		29,365
Constellation Brands, Inc. - Class A (Beverages)	128		32,984
Constellation Energy Corp. (Electric Utilities)	141		36,663
Corning, Inc. (Electronic Equipment, Instruments & Components)	625		28,219
Corteva, Inc. (Chemicals)	563		33,099
CoStar Group, Inc.* (Real Estate Management & Development)	189		14,258
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	210		186,169
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	202		4,838
Crown Castle, Inc. (Specialized REITs)	354		41,996
CSX Corp. (Ground Transportation)	788		27,210
Cummins, Inc. (Machinery)	113		36,588
CVS Health Corp. (Health Care Providers & Services)	1,023		64,326
Danaher Corp. (Life Sciences Tools & Services)	524		145,681
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	46		7,550
DaVita, Inc.* (Health Care Providers & Services)	17		2,787
Dayforce, Inc.* (Professional Services)	56		3,430
Deere & Co. (Machinery)	90		37,560
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	111		13,158
Delta Air Lines, Inc. (Passenger Airlines)	228		11,580
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	508		19,873
Dexcom, Inc.* (Health Care Equipment & Supplies)	126		8,447
Digital Realty Trust, Inc. (Specialized REITs)	148		23,951
Discover Financial Services (Consumer Finance)	95		13,328
Dollar General Corp. (Consumer Staples Distribution & Retail)	179		15,138
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	163		11,462
Dominion Energy, Inc. (Multi-Utilities)	683		39,471
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	17		7,312
Dover Corp. (Machinery)	113		21,667
Dow, Inc. (Chemicals)	570		31,139
DTE Energy Co. (Multi-Utilities)	170		21,830
Duke Energy Corp. (Electric Utilities)	630		72,639
DuPont de Nemours, Inc. (Chemicals)	340		30,297
Eastman Chemical Co. (Chemicals)	96		10,747
Eaton Corp. PLC (Electrical Equipment)	123		40,767
eBay, Inc. (Broadline Retail)	398		25,914
Ecolab, Inc. (Chemicals)	102		26,044
Edison International (Electric Utilities)	314		27,346
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	308		20,325
Electronic Arts, Inc. (Entertainment)	111		15,922
Elevance Health, Inc. (Health Care Providers & Services)	190		98,800
Emerson Electric Co. (Electrical Equipment)	467		51,077
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	70		7,911
Entergy Corp. (Electric Utilities)	175		23,032
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	158		19,423
EPAM Systems, Inc.* (IT Services)	28		5,573
EQT Corp. (Oil, Gas & Consumable Fuels)	481		17,624
Equifax, Inc. (Professional Services)	62		18,219
Equinix, Inc. (Specialized REITs)	41		36,393
Equity Residential (Residential REITs)	277		20,625
Erie Indemnity Co. - Class A (Insurance)	9		4,858
Essex Property Trust, Inc. (Residential REITs)	52		15,362
Everest Group, Ltd. (Insurance)	36		14,106
Evergy, Inc. (Electric Utilities)	186		11,534
Eversource Energy (Electric Utilities)	290		19,735
Exelon Corp. (Electric Utilities)	813		32,967
Expeditors International of Washington, Inc. (Air Freight & Logistics)	73		9,592
Extra Space Storage, Inc. (Specialized REITs)	174		31,353
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,624		424,804
F5, Inc.* (Communications Equipment)	47		10,349
FactSet Research Systems, Inc. (Capital Markets)	17		7,817
Fastenal Co. (Trading Companies & Distributors)	232		16,570
Federal Realty Investment Trust (Retail REITs)	61		7,013
FedEx Corp. (Air Freight & Logistics)	185		50,631
Fidelity National Information Services, Inc. (Financial Services)	444		37,185
Fifth Third Bancorp (Banks)	549		23,519
First Horizon Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	88		21,951
FirstEnergy Corp. (Electric Utilities)	416		18,450
Fiserv, Inc.* (Financial Services)	226		40,601
FMC Corp. (Chemicals)	99		6,528
Ford Motor Co. (Automobiles)	3,180		33,581
Fox Corp. - Class A (Media)	181		7,662
Fox Corp. - Class B (Media)	105		4,074
Franklin Resources, Inc. (Capital Markets)	250		5,038
Freeport-McMoRan, Inc. (Metals & Mining)	584		29,154
Garmin, Ltd. (Household Durables)	58		10,210

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	371		$34,818
GE Vernova, Inc.* (Electrical Equipment)	128		32,637
Gen Digital, Inc. (Software)	438		12,014
Generac Holdings, Inc.* (Electrical Equipment)	19		3,019
General Dynamics Corp. (Aerospace & Defense)	211		63,764
General Electric Co. (Industrial Conglomerates)	503		94,856
General Mills, Inc. (Food Products)	453		33,453
General Motors Co. (Automobiles)	914		40,984
Genuine Parts Co. (Distributors)	114		15,924
Gilead Sciences, Inc. (Biotechnology)	1,016		85,181
Global Payments, Inc. (Financial Services)	207		21,201
Globe Life, Inc. (Insurance)	73		7,731
Halliburton Co. (Energy Equipment & Services)	718		20,858
Hasbro, Inc. (Leisure Products)	105		7,594
HCA Healthcare, Inc. (Health Care Providers & Services)	79		32,108
Healthpeak Properties, Inc. (Health Care REITs)	571		13,059
Henry Schein, Inc.* (Health Care Providers & Services)	101		7,363
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,057		21,626
Hologic, Inc.* (Health Care Equipment & Supplies)	187		15,233
Honeywell International, Inc. (Industrial Conglomerates)	531		109,763
Hormel Foods Corp. (Food Products)	235		7,450
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	227		3,995
Howmet Aerospace, Inc. (Aerospace & Defense)	140		14,035
HP, Inc. (Technology Hardware, Storage & Peripherals)	796		28,553
Hubbell, Inc. (Electrical Equipment)	24		10,280
Humana, Inc. (Health Care Providers & Services)	99		31,357
Huntington Bancshares, Inc. (Banks)	1,183		17,390
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	33		8,725
IDEX Corp. (Machinery)	62		13,299
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	30		15,157
Illinois Tool Works, Inc. (Machinery)	119		31,186
Incyte Corp.* (Biotechnology)	128		8,461
Ingersoll Rand, Inc. (Machinery)	76		7,460
Insulet Corp.* (Health Care Equipment & Supplies)	36		8,379
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,472		81,453
Intercontinental Exchange, Inc. (Capital Markets)	468		75,180
International Business Machines Corp. (IT Services)	751		166,030
International Flavors & Fragrances, Inc. (Chemicals)	208		21,825
International Paper Co. (Containers & Packaging)	282		13,776
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	99		48,636
Invesco, Ltd. (Capital Markets)	364		6,392
Invitation Homes, Inc. (Residential REITs)	461		16,255
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	88		20,853
Iron Mountain, Inc. (Specialized REITs)	117		13,903
J.B. Hunt Transport Services, Inc. (Ground Transportation)	66		11,374
Jabil, Inc. (Electronic Equipment, Instruments & Components)	42		5,033
Jack Henry & Associates, Inc. (Financial Services)	59		10,416
Jacobs Solutions, Inc. (Professional Services)	103		13,483
Johnson & Johnson (Pharmaceuticals)	1,965		318,448
Johnson Controls International PLC (Building Products)	544		42,219
JPMorgan Chase & Co. (Banks)	2,320		489,196
Juniper Networks, Inc. (Communications Equipment)	267		10,408
Kellanova (Food Products)	217		17,514
Kenvue, Inc. (Personal Care Products)	1,559		36,060
Keurig Dr Pepper, Inc. (Beverages)	860		32,233
KeyCorp (Banks)	754		12,630
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	143		22,727
Kimberly-Clark Corp. (Household Products)	274		38,985
Kimco Realty Corp. (Retail REITs)	547		12,701
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,572		34,725
L3Harris Technologies, Inc. (Aerospace & Defense)	155		36,870
Labcorp Holdings, Inc. (Health Care Providers & Services)	69		15,420
Lamb Weston Holdings, Inc. (Food Products)	38		2,460
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	110		5,537
Leidos Holdings, Inc. (Professional Services)	111		18,093
Lennar Corp. - Class A (Household Durables)	87		16,310
Linde PLC (Chemicals)	189		90,127
LKQ Corp. (Distributors)	212		8,463
Lockheed Martin Corp. (Aerospace & Defense)	174		101,713
Loews Corp. (Insurance)	148		11,699
Lowe’s Cos., Inc. (Specialty Retail)	464		125,674
LyondellBasell Industries N.V. - Class A (Chemicals)	212		20,331
M&T Bank Corp. (Banks)	136		24,224
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	212		5,646
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	123		20,038
MarketAxess Holdings, Inc. (Capital Markets)	31		7,942
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	78
Marsh & McLennan Cos., Inc. (Insurance)	194		43,279
Martin Marietta Materials, Inc. (Construction Materials)	17		9,150
Masco Corp. (Building Products)	81		6,799

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Mastercard, Inc. - Class A (Financial Services)	189	$93,328
Match Group, Inc.* (Interactive Media & Services)	208	7,871
McCormick & Co., Inc. (Food Products)	205	16,872
McDonald’s Corp. (Hotels, Restaurants & Leisure)	328	99,879
McKesson Corp. (Health Care Providers & Services)	106	52,409
Medtronic PLC (Health Care Equipment & Supplies)	1,046	94,171
Merck & Co., Inc. (Pharmaceuticals)	1,240	140,814
MetLife, Inc. (Insurance)	479	39,508
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	11	16,497
MGM Resorts International* (Hotels, Restaurants & Leisure)	57	2,228
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	179	14,372
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	904	93,754
Mid-America Apartment Communities, Inc. (Residential REITs)	96	15,254
Moderna, Inc.* (Biotechnology)	274	18,311
Mohawk Industries, Inc.* (Household Durables)	42	6,749
Molina Healthcare, Inc.* (Health Care Providers & Services)	20	6,891
Molson Coors Beverage Co. - Class B (Beverages)	142	8,168
Mondelez International, Inc. - Class A (Food Products)	631	46,485
Monster Beverage Corp.* (Beverages)	229	11,947
Moody’s Corp. (Capital Markets)	68	32,272
Morgan Stanley (Capital Markets)	1,016	105,908
Motorola Solutions, Inc. (Communications Equipment)	57	25,629
MSCI, Inc. (Capital Markets)	28	16,322
Nasdaq, Inc. (Capital Markets)	336	24,531
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	106	13,092
Newmont Corp. (Metals & Mining)	934	49,923
News Corp. - Class A (Media)	306	8,149
News Corp. - Class B (Media)	89	2,488
NextEra Energy, Inc. (Electric Utilities)	1,676	141,671
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	559	49,416
NiSource, Inc. (Multi-Utilities)	363	12,578
Nordson Corp. (Machinery)	44	11,556
Norfolk Southern Corp. (Ground Transportation)	185	45,972
Northern Trust Corp. (Capital Markets)	164	14,765
Northrop Grumman Corp. (Aerospace & Defense)	113	59,672
NRG Energy, Inc. (Electric Utilities)	168	15,305
Nucor Corp. (Metals & Mining)	72	10,824
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	52	12,481
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	546	28,141
Omnicom Group, Inc. (Media)	160	16,542
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	194	14,086
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	181	16,495
O’Reilly Automotive, Inc.* (Specialty Retail)	13	14,971
Otis Worldwide Corp. (Machinery)	198	20,580
PACCAR, Inc. (Machinery)	115	11,348
Packaging Corp. of America (Containers & Packaging)	73	15,724
Paramount Global - Class B (Media)	482	5,119
Parker-Hannifin Corp. (Machinery)	23	14,532
Paychex, Inc. (Professional Services)	157	21,068
Paycom Software, Inc. (Professional Services)	23	3,831
PayPal Holdings, Inc.* (Financial Services)	833	64,999
Pentair PLC (Machinery)	40	3,912
PepsiCo, Inc. (Beverages)	718	122,096
Pfizer, Inc. (Pharmaceuticals)	4,621	133,732
PG&E Corp. (Electric Utilities)	1,741	34,420
Philip Morris International, Inc. (Tobacco)	799	96,998
Phillips 66 (Oil, Gas & Consumable Fuels)	342	44,956
Pinnacle West Capital Corp. (Electric Utilities)	93	8,239
Pool Corp. (Distributors)	14	5,275
PPG Industries, Inc. (Chemicals)	191	25,300
PPL Corp. (Electric Utilities)	598	19,782
Principal Financial Group, Inc. (Insurance)	174	14,947
Prologis, Inc. (Industrial REITs)	755	95,341
Prudential Financial, Inc. (Insurance)	291	35,240
PTC, Inc.* (Software)	39	7,046
Public Service Enterprise Group, Inc. (Multi-Utilities)	406	36,219
Public Storage (Specialized REITs)	75	27,290
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	78	8,057
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	435	73,972
Quanta Services, Inc. (Construction & Engineering)	38	11,330
Quest Diagnostics, Inc. (Health Care Providers & Services)	91	14,128
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	15	2,908
Raymond James Financial, Inc. (Capital Markets)	152	18,614
Realty Income Corp. (Retail REITs)	709	44,966
Regency Centers Corp. (Retail REITs)	131	9,462
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	35	36,793
Regions Financial Corp. (Banks)	743	17,334
Republic Services, Inc. (Commercial Services & Supplies)	72	14,460
ResMed, Inc. (Health Care Equipment & Supplies)	120	29,294
Revvity, Inc. (Life Sciences Tools & Services)	101	12,903
Rockwell Automation, Inc. (Electrical Equipment)	48	12,886
Rollins, Inc. (Commercial Services & Supplies)	129	6,525
Roper Technologies, Inc. (Software)	50	27,821
RTX Corp. (Aerospace & Defense)	1,085	131,458

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
S&P Global, Inc. (Capital Markets)	147	$75,943
SBA Communications Corp. (Specialized REITs)	52	12,516
Schlumberger N.V. (Energy Equipment & Services)	1,156	48,494
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	102	11,172
Sempra (Multi-Utilities)	516	43,152
Simon Property Group, Inc. (Retail REITs)	158	26,705
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	130	12,840
Smurfit WestRock PLC (Containers & Packaging)	400	19,768
Snap-on, Inc. (Machinery)	24	6,953
Solventum Corp.* (Health Care Providers & Services)	110	7,669
Southwest Airlines Co. (Passenger Airlines)	486	14,400
Stanley Black & Decker, Inc. (Machinery)	126	13,876
Starbucks Corp. (Hotels, Restaurants & Leisure)	378	36,851
State Street Corp. (Capital Markets)	243	21,498
Steel Dynamics, Inc. (Metals & Mining)	43	5,421
STERIS PLC (Health Care Equipment & Supplies)	36	8,731
Stryker Corp. (Health Care Equipment & Supplies)	101	36,487
Synchrony Financial (Consumer Finance)	320	15,962
Sysco Corp. (Consumer Staples Distribution & Retail)	401	31,302
T. Rowe Price Group, Inc. (Capital Markets)	183	19,934
Take-Two Interactive Software, Inc.* (Entertainment)	67	10,299
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	186	8,738
Target Corp. (Consumer Staples Distribution & Retail)	377	58,759
TE Connectivity PLC* (Electronic Equipment, Instruments & Components)	152	22,950
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	39	17,069
Teleflex, Inc. (Health Care Equipment & Supplies)	39	9,645
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	133	17,813
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	469	96,882
Textron, Inc. (Aerospace & Defense)	152	13,464
The AES Corp. (Independent Power and Renewable Electricity Producers)	577	11,575
The Allstate Corp. (Insurance)	216	40,964
The Bank of New York Mellon Corp. (Capital Markets)	601	43,188
The Boeing Co.* (Aerospace & Defense)	269	40,899
The Charles Schwab Corp. (Capital Markets)	1,217	78,874
The Cigna Group (Health Care Providers & Services)	229	79,335
The Clorox Co. (Household Products)	102	16,617
The Coca-Cola Co. (Beverages)	1,929	138,618
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	95	10,482
The Estee Lauder Cos., Inc. (Personal Care Products)	189	18,841
The Goldman Sachs Group, Inc. (Capital Markets)	259	128,233
The Hartford Financial Services Group, Inc. (Insurance)	239	28,109
The Hershey Co. (Food Products)	75	14,384
The Home Depot, Inc. (Specialty Retail)	509	206,246
The Interpublic Group of Cos., Inc. (Media)	303	9,584
The J M Smucker Co. (Food Products)	87	10,536
The Kraft Heinz Co. (Food Products)	717	25,174
The Kroger Co. (Consumer Staples Distribution & Retail)	540	30,942
The Mosaic Co. (Chemicals)	258	6,909
The PNC Financial Services Group, Inc. (Banks)	324	59,891
The Procter & Gamble Co. (Household Products)	1,172	202,990
The Progressive Corp. (Insurance)	240	60,903
The Sherwin-Williams Co. (Chemicals)	95	36,259
The Southern Co. (Electric Utilities)	891	80,349
The TJX Cos., Inc. (Specialty Retail)	323	37,965
The Travelers Cos., Inc. (Insurance)	187	43,780
The Walt Disney Co. (Entertainment)	1,479	142,265
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	604	27,573
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	194	120,003
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	400	82,544
Tractor Supply Co. (Specialty Retail)	51	14,837
Trane Technologies PLC (Building Products)	57	22,158
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	197	12,232
Truist Financial Corp. (Banks)	1,090	46,619
Tyson Foods, Inc. - Class A (Food Products)	232	13,818
U.S. Bancorp (Banks)	1,271	58,123
UDR, Inc. (Residential REITs)	243	11,018
Ulta Beauty, Inc.* (Specialty Retail)	13	5,059
Union Pacific Corp. (Ground Transportation)	274	67,535
United Airlines Holdings, Inc.* (Passenger Airlines)	266	15,178
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	597	81,395
UnitedHealth Group, Inc. (Health Care Providers & Services)	466	272,462
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	48	10,992
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	261	35,243
Ventas, Inc. (Health Care REITs)	335	21,484
Veralto Corp. (Commercial Services & Supplies)	201	22,484
VeriSign, Inc.* (IT Services)	36	6,839
Verisk Analytics, Inc. (Professional Services)	52	13,934
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,431	154,085
Vertex Pharmaceuticals, Inc.* (Biotechnology)	76	35,346
Viatris, Inc. (Pharmaceuticals)	970	11,262

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
VICI Properties, Inc. (Specialized REITs)	852	$28,380
Visa, Inc. - Class A (Financial Services)	463	127,302
Vulcan Materials Co. (Construction Materials)	39	9,767
W.R. Berkley Corp. (Insurance)	243	13,785
W.W. Grainger, Inc. (Trading Companies & Distributors)	9	9,349
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	581	5,206
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,542	286,017
Warner Bros. Discovery, Inc.* (Entertainment)	1,817	14,990
Waste Management, Inc. (Commercial Services & Supplies)	158	32,801
Waters Corp.* (Life Sciences Tools & Services)	31	11,157
WEC Energy Group, Inc. (Multi-Utilities)	258	24,814
Wells Fargo & Co. (Banks)	2,775	156,760
Welltower, Inc. (Health Care REITs)	472	60,429
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	265	18,097
Westinghouse Air Brake Technologies Corp. (Machinery)	143	25,993
Weyerhaeuser Co. (Specialized REITs)	590	19,977
Willis Towers Watson PLC (Insurance)	83	24,446
Xcel Energy, Inc. (Electric Utilities)	454	29,646
Xylem, Inc. (Machinery)	198	26,736
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	124	17,324
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	42	15,553
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	167	18,028
Zoetis, Inc. (Pharmaceuticals)	167	32,628
TOTAL COMMON STOCKS
(Cost $10,870,565)		17,170,034

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $31,004	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,000)		31,000
TOTAL INVESTMENT SECURITIES
(Cost $10,901,565) —100.1%		17,201,034
Net other assets (liabilities) — (0.1)%		(17,406)
NET ASSETS - 100.0%		$17,183,628

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT	Real Estate Investment Trust

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$470,600	2.8%
Air Freight & Logistics	152,214	0.9%
Automobile Components	22,160	0.1%
Automobiles	74,565	0.4%
Banks	1,236,445	7.1%
Beverages	353,278	2.1%
Biotechnology	527,080	3.1%
Broadline Retail	25,914	0.2%
Building Products	109,397	0.6%
Capital Markets	882,818	5.1%
Chemicals	407,720	2.4%
Commercial Services & Supplies	102,211	0.6%
Communications Equipment	221,160	1.3%
Construction & Engineering	11,330	0.1%
Construction Materials	18,917	0.1%
Consumer Finance	113,281	0.7%
Consumer Staples Distribution & Retail	624,995	3.6%
Containers & Packaging	93,947	0.5%
Distributors	29,662	0.2%
Diversified Telecommunication Services	282,741	1.6%
Electric Utilities	628,828	3.7%
Electrical Equipment	167,665	1.0%
Electronic Equipment, Instruments & Components	166,124	1.0%
Energy Equipment & Services	98,561	0.6%
Entertainment	183,476	1.1%
Financial Services	1,082,660	6.3%
Food Products	242,846	1.4%
Gas Utilities	17,616	0.1%
Ground Transportation	152,091	0.9%
Health Care Equipment & Supplies	644,339	3.7%
Health Care Providers & Services	782,336	4.5%
Health Care REITs	94,972	0.6%
Hotel & Resort REITs	3,995	NM
Hotels, Restaurants & Leisure	206,929	1.2%
Household Durables	33,269	0.2%
Household Products	312,153	1.8%
Independent Power and Renewable Electricity Producers	11,575	0.1%
Industrial Conglomerates	265,724	1.5%
Industrial REITs	95,341	0.6%
Insurance	640,852	3.7%
Interactive Media & Services	7,871	NM
IT Services	299,707	1.7%
Leisure Products	7,594	NM
Life Sciences Tools & Services	381,085	2.2%
Machinery	348,563	2.0%
Media	198,721	1.2%
Metals & Mining	95,322	0.6%
Multi-Utilities	259,105	1.5%
Office REITs	24,495	0.1%
Oil, Gas & Consumable Fuels	934,489	5.4%
Passenger Airlines	41,158	0.2%
Personal Care Products	54,901	0.3%
Pharmaceuticals	731,150	4.3%
Professional Services	160,372	0.9%
Real Estate Management & Development	44,880	0.3%
Residential REITs	115,616	0.7%
Retail REITs	100,847	0.6%
Semiconductors & Semiconductor Equipment	494,010	2.9%
Software	80,175	0.5%
Specialized REITs	288,086	1.6%
Specialty Retail	443,630	2.6%
Technology Hardware, Storage & Peripherals	105,698	0.6%
Textiles, Apparel & Luxury Goods	61,062	0.4%
Tobacco	167,995	1.0%
Trading Companies & Distributors	25,919	0.2%
Water Utilities	23,252	0.1%
Wireless Telecommunication Services	82,544	0.5%
Other**	13,594	0.1%
Total	$17,183,628	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

REIT	Real Estate Investment Trust

ProFund VP Materials :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (99.4%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	2,369	$705,346
Albemarle Corp. (Chemicals)	1,792	169,720
Amcor PLC (Containers & Packaging)	22,041	249,725
Avery Dennison Corp. (Containers & Packaging)	1,228	271,093
Ball Corp. (Containers & Packaging)	4,629	314,355
Celanese Corp. (Chemicals)	1,666	226,509
CF Industries Holdings, Inc. (Chemicals)	2,751	236,036
Corteva, Inc. (Chemicals)	10,556	620,587
Dow, Inc. (Chemicals)	10,689	583,940
DuPont de Nemours, Inc. (Chemicals)	6,367	567,363
Eastman Chemical Co. (Chemicals)	1,783	199,607
Ecolab, Inc. (Chemicals)	2,698	688,880
FMC Corp. (Chemicals)	1,904	125,550
Freeport-McMoRan, Inc. (Metals & Mining)	15,310	764,275
International Flavors & Fragrances, Inc. (Chemicals)	3,899	409,122
International Paper Co. (Containers & Packaging)	5,297	258,758
Linde PLC (Chemicals)	5,122	2,442,478
LyondellBasell Industries N.V. - Class A (Chemicals)	3,966	380,339
Martin Marietta Materials, Inc. (Construction Materials)	932	501,649
Newmont Corp. (Metals & Mining)	12,226	653,480
Nucor Corp. (Metals & Mining)	3,619	544,080
Packaging Corp. of America (Containers & Packaging)	1,360	292,944
PPG Industries, Inc. (Chemicals)	3,558	471,293
Smurfit WestRock PLC (Containers & Packaging)	7,524	371,837
Steel Dynamics, Inc. (Metals & Mining)	2,188	275,863
The Mosaic Co. (Chemicals)	4,859	130,124
The Sherwin-Williams Co. (Chemicals)	2,473	943,870
Vulcan Materials Co. (Construction Materials)	2,014	504,366
TOTAL COMMON STOCKS
(Cost $5,646,338)		13,903,189

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $31,004	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,000)		31,000
TOTAL INVESTMENT SECURITIES
(Cost $5,677,338) —99.6%		13,934,189
Net other assets (liabilities) — 0.4%		56,946
NET ASSETS - 100.0%		$13,991,135

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Materials :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$97,329	$2,425

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Chemicals	$8,900,764	63.6%
Construction Materials	1,006,015	7.2%
Containers & Packaging	1,758,712	12.6%
Metals & Mining	2,237,698	16.0%
Other**	87,946	0.6%
Total	$13,991,135	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Mid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $10,470,374	$10,469,000	$10,469,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,469,000)		10,469,000
TOTAL INVESTMENT SECURITIES
(Cost $10,469,000) —98.3%		10,469,000
Net other assets (liabilities) — 1.7%		183,991
NET ASSETS - 100.0%		$10,652,991

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $1,287,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	12/23/24	$1,574,300	$78,889

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/28/24	5.48%	$3,415,871	$2,910
S&P MidCap 400	UBS AG	10/28/24	5.63%	5,661,326	4,752
				$9,077,197	$7,662

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (100.0%)
	Shares	Value
AAON, Inc. (Building Products)	733	$79,047
Abercrombie & Fitch Co.* (Specialty Retail)	558	78,064
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,014	64,298
Acuity Brands, Inc. (Electrical Equipment)	172	47,367
Advanced Drainage Systems, Inc. (Building Products)	769	120,856
AECOM (Construction & Engineering)	673	69,501
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	593	13,817
Altair Engineering, Inc.* - Class A (Software)	648	61,890
Amedisys, Inc.* (Health Care Providers & Services)	150	14,477
American Homes 4 Rent - Class A (Residential REITs)	2,060	79,083
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,131	32,072
Appfolio, Inc.* - Class A (Software)	251	59,085
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	418	93,268
AptarGroup, Inc. (Containers & Packaging)	427	68,401
Arcadium Lithium PLC* (Chemicals)	7,154	20,389
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,356	26,266
Aspen Technology, Inc.* (Software)	145	34,629
Autoliv, Inc. (Automobile Components)	479	44,724
Avantor, Inc.* (Life Sciences Tools & Services)	3,114	80,559
Avis Budget Group, Inc. (Ground Transportation)	187	16,379
Axalta Coating Systems, Ltd.* (Chemicals)	2,392	86,566
Azenta, Inc.* (Life Sciences Tools & Services)	341	16,518
Bank OZK (Banks)	599	25,751
BellRing Brands, Inc.* (Personal Care Products)	747	45,358
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,163	81,747
Blackbaud, Inc.* (Software)	270	22,864
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	750	48,488
Brixmor Property Group, Inc. (Retail REITs)	1,446	40,286
Bruker Corp. (Life Sciences Tools & Services)	723	49,930
Brunswick Corp. (Leisure Products)	440	36,880
Burlington Stores, Inc.* (Specialty Retail)	413	108,817
BWX Technologies, Inc. (Aerospace & Defense)	998	108,483
Cabot Corp. (Chemicals)	401	44,820
CACI International, Inc.* - Class A (Professional Services)	90	45,410
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	616	26,143
Carlisle Cos., Inc. (Building Products)	503	226,225
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	405	152,162
Celsius Holdings, Inc.* (Beverages)	1,703	53,406
ChampionX Corp. (Energy Equipment & Services)	1,392	41,969
Chart Industries, Inc.* (Machinery)	459	56,980
Chemed Corp. (Health Care Providers & Services)	98	58,895
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	121	15,766
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	675	87,905
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	801	108,303
Ciena Corp.* (Communications Equipment)	642	39,541
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	332	41,238
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	987	50,011
Clean Harbors, Inc.* (Commercial Services & Supplies)	553	133,666
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,650	53,741
Coca-Cola Consolidated, Inc. (Beverages)	65	85,566
Cognex Corp. (Electronic Equipment, Instruments & Components)	823	33,332
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	173	14,392
Comfort Systems USA, Inc. (Construction & Engineering)	388	151,456
Commerce Bancshares, Inc. (Banks)	525	31,185
CommVault Systems, Inc.* (Software)	286	44,001
COPT Defense Properties (Office REITs)	478	14,498
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	1,200	53,280
Coty, Inc.* - Class A (Personal Care Products)	3,975	37,325
Crane Co. (Machinery)	530	83,888
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	648	93,837
Crown Holdings, Inc. (Containers & Packaging)	612	58,679
CubeSmart (Specialized REITs)	1,351	72,723
Cullen/Frost Bankers, Inc. (Banks)	293	32,775
Curtiss-Wright Corp. (Aerospace & Defense)	271	89,075
Cytokinetics, Inc.* (Biotechnology)	578	30,518
Dick’s Sporting Goods, Inc. (Specialty Retail)	335	69,915
Dolby Laboratories, Inc. - Class A (Software)	371	28,393
Donaldson Co., Inc. (Machinery)	748	55,128
Doximity, Inc.* - Class A (Health Care Technology)	682	29,715
Dropbox, Inc.* - Class A (Software)	2,588	65,813
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	667	52,466
Duolingo, Inc.* (Diversified Consumer Services)	408	115,065
Dynatrace, Inc.* (Software)	3,249	173,724
Eagle Materials, Inc. (Construction Materials)	366	105,280
East West Bancorp, Inc. (Banks)	816	67,515
EastGroup Properties, Inc. (Industrial REITs)	328	61,278
elf Beauty, Inc.* (Personal Care Products)	614	66,945
EMCOR Group, Inc. (Construction & Engineering)	509	219,139

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Encompass Health Corp. (Health Care Providers & Services)	494	$47,740
EnerSys (Electrical Equipment)	189	19,287
EPR Properties (Specialized REITs)	513	25,158
Equitable Holdings, Inc. (Financial Services)	1,848	77,671
Equity LifeStyle Properties, Inc. (Residential REITs)	1,302	92,885
Esab Corp. (Machinery)	619	65,806
Essential Utilities, Inc. (Water Utilities)	1,318	50,836
Euronet Worldwide, Inc.* (Financial Services)	248	24,609
Evercore, Inc. (Capital Markets)	268	67,895
Exelixis, Inc.* (Biotechnology)	3,111	80,730
ExlService Holdings, Inc.* (Professional Services)	1,004	38,303
Exponent, Inc. (Professional Services)	281	32,394
Fabrinet* (Electronic Equipment, Instruments & Components)	394	93,157
First Financial Bankshares, Inc. (Banks)	562	20,800
First Industrial Realty Trust, Inc. (Industrial REITs)	692	38,738
FirstCash Holdings, Inc. (Consumer Finance)	425	48,790
Five Below, Inc.* (Specialty Retail)	601	53,098
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	1,168	145,031
Flowserve Corp. (Machinery)	644	33,288
Fortune Brands Innovations, Inc. (Building Products)	542	48,525
FTI Consulting, Inc.* (Professional Services)	385	87,610
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,287	66,216
GATX Corp. (Trading Companies & Distributors)	144	19,073
Gentex Corp. (Automobile Components)	1,607	47,712
Graco, Inc. (Machinery)	1,842	161,194
Grand Canyon Education, Inc.* (Diversified Consumer Services)	317	44,966
GXO Logistics, Inc.* (Air Freight & Logistics)	821	42,749
H&R Block, Inc. (Diversified Consumer Services)	1,522	96,723
Haemonetics Corp.* (Health Care Equipment & Supplies)	335	26,927
Halozyme Therapeutics, Inc.* (Biotechnology)	1,382	79,106
Hamilton Lane, Inc. - Class A (Capital Markets)	442	74,428
Hancock Whitney Corp. (Banks)	490	25,073
HealthEquity, Inc.* (Health Care Providers & Services)	484	39,615
Hexcel Corp. (Aerospace & Defense)	437	27,020
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	432	15,690
Houlihan Lokey, Inc. (Capital Markets)	579	91,494
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	491	74,730
IDACORP, Inc. (Electric Utilities)	226	23,298
Ingredion, Inc. (Food Products)	255	35,044
Insperity, Inc. (Professional Services)	195	17,160
Interactive Brokers Group, Inc. (Capital Markets)	700	97,553
International Bancshares Corp. (Banks)	250	14,948
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	135	10,033
Iridium Communications, Inc. (Diversified Telecommunication Services)	645	19,640
ITT, Inc. (Machinery)	891	133,214
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	282	31,418
KB Home (Household Durables)	393	33,676
KBR, Inc. (Professional Services)	667	43,442
Kinsale Capital Group, Inc. (Insurance)	241	112,202
Kirby Corp.* (Marine Transportation)	265	32,444
Knife River Corp.* (Construction Materials)	438	39,153
Lamar Advertising Co. - Class A (Specialized REITs)	556	74,281
Lancaster Colony Corp. (Food Products)	101	17,834
Landstar System, Inc. (Ground Transportation)	263	49,673
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	757	83,082
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,502	79,711
Lennox International, Inc. (Building Products)	349	210,898
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	969	87,917
Lincoln Electric Holdings, Inc. (Machinery)	617	118,476
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	189	50,132
LivaNova PLC* (Health Care Equipment & Supplies)	219	11,506
Louisiana-Pacific Corp. (Paper & Forest Products)	444	47,712
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	396	44,059
Manhattan Associates, Inc.* (Software)	667	187,680
Masimo Corp.* (Health Care Equipment & Supplies)	298	39,732
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,266	62,566
Mattel, Inc.* (Leisure Products)	1,631	31,071
Maximus, Inc. (Professional Services)	479	44,624
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	277	92,463
MGIC Investment Corp. (Financial Services)	1,074	27,494
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	360	39,136
Morningstar, Inc. (Capital Markets)	294	93,821
MSA Safety, Inc. (Commercial Services & Supplies)	429	76,079
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	264	22,720
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	665	22,437
Murphy USA, Inc. (Specialty Retail)	204	100,545
National Storage Affiliates Trust (Specialized REITs)	373	17,979

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Neurocrine Biosciences, Inc.* (Biotechnology)	1,101	$126,858
NewMarket Corp. (Chemicals)	84	46,359
NEXTracker, Inc.* - Class A (Electrical Equipment)	1,564	58,619
NNN REIT, Inc. (Retail REITs)	741	35,931
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	227	40,615
nVent Electric PLC (Electrical Equipment)	1,814	127,452
Olin Corp. (Chemicals)	526	25,237
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	667	64,832
Omega Healthcare Investors, Inc. (Health Care REITs)	1,153	46,927
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	539	111,874
Option Care Health, Inc.* (Health Care Providers & Services)	1,025	32,083
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,881	110,371
Owens Corning (Building Products)	949	167,517
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,279	32,134
Parsons Corp.* (Professional Services)	367	38,051
Paylocity Holding Corp.* (Professional Services)	473	78,030
Penumbra, Inc.* (Health Care Equipment & Supplies)	424	82,387
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	6,922	94,208
Pinnacle Financial Partners, Inc. (Banks)	342	33,506
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	923	74,966
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	310	19,877
Primerica, Inc. (Insurance)	369	97,840
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	3,370	169,309
Qualys, Inc.* (Software)	402	51,641
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,175	49,609
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,641	81,237
Rayonier, Inc. (Specialized REITs)	557	17,924
RB Global, Inc. (Commercial Services & Supplies)	2,009	161,703
RBC Bearings, Inc.* (Machinery)	317	94,903
Reliance, Inc. (Metals & Mining)	600	173,526
RenaissanceRe Holdings, Ltd. (Insurance)	313	85,261
Repligen Corp.* (Life Sciences Tools & Services)	569	84,679
Rexford Industrial Realty, Inc. (Industrial REITs)	932	46,889
RH* (Specialty Retail)	73	24,413
RLI Corp. (Insurance)	295	45,719
Roivant Sciences, Ltd.* (Biotechnology)	2,951	34,055
Royal Gold, Inc. (Metals & Mining)	373	52,332
RPM International, Inc. (Chemicals)	758	91,718
Ryan Specialty Holdings, Inc. (Insurance)	1,115	74,025
Saia, Inc.* (Ground Transportation)	290	126,806
Sarepta Therapeutics, Inc.* (Biotechnology)	833	104,033
Science Applications International Corp. (Professional Services)	196	27,297
SEI Investments Co. (Capital Markets)	539	37,293
Selective Insurance Group, Inc. (Insurance)	365	34,055
Service Corp. International (Diversified Consumer Services)	810	63,933
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	353	40,796
Simpson Manufacturing Co., Inc. (Building Products)	460	87,984
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,445	96,699
SLM Corp. (Consumer Finance)	949	21,704
Sotera Health Co.* (Life Sciences Tools & Services)	1,669	27,872
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	448	49,464
STAG Industrial, Inc. (Industrial REITs)	994	38,855
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	177	13,732
Tempur Sealy International, Inc. (Household Durables)	1,893	103,358
Teradata Corp.* (Software)	1,048	31,796
Terex Corp. (Machinery)	409	21,640
Tetra Tech, Inc. (Commercial Services & Supplies)	2,917	137,566
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	138	122,095
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	727	128,388
The Boston Beer Co., Inc.* - Class A (Beverages)	44	12,722
The Brink’s Co. (Commercial Services & Supplies)	481	55,623
The Carlyle Group, Inc. (Capital Markets)	1,100	47,366
The Ensign Group, Inc. (Health Care Providers & Services)	617	88,736
The Middleby Corp.* (Machinery)	293	40,765
The New York Times Co. - Class A (Media)	1,783	99,260
The Scotts Miracle-Gro Co. (Chemicals)	177	15,346
The Timken Co. (Machinery)	271	22,843
The Toro Co. (Machinery)	544	47,181
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,006	17,625
TKO Group Holdings, Inc.* (Entertainment)	312	38,597
Toll Brothers, Inc. (Household Durables)	1,119	172,874
TopBuild Corp.* (Household Durables)	326	132,620
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	533	24,561
Trex Co., Inc.* (Building Products)	1,185	78,897
UFP Industries, Inc. (Building Products)	664	87,123
United Therapeutics Corp.* (Biotechnology)	218	78,120
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	481	100,962
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	271	47,233
Valaris, Ltd.* (Energy Equipment & Services)	726	40,475
Valvoline, Inc.* (Specialty Retail)	1,406	58,841
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	707	31,893
Visteon Corp.* (Automobile Components)	136	12,953
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,677	56,582
Voya Financial, Inc. (Financial Services)	429	33,985

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Warner Music Group Corp. - Class A (Entertainment)	1,189	$37,216
Watsco, Inc. (Trading Companies & Distributors)	380	186,914
Watts Water Technologies, Inc. - Class A (Machinery)	298	61,743
Weatherford International PLC (Energy Equipment & Services)	798	67,765
Western Alliance Bancorp (Banks)	608	52,586
Westlake Corp. (Chemicals)	365	54,856
WEX, Inc.* (Financial Services)	448	93,960
Williams-Sonoma, Inc. (Specialty Retail)	1,404	217,509
Wingstop, Inc. (Hotels, Restaurants & Leisure)	319	132,730
Woodward, Inc. (Aerospace & Defense)	651	111,652
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	569	44,462
XPO, Inc.* (Ground Transportation)	597	64,183
YETI Holdings, Inc.* (Leisure Products)	591	24,249
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,040	10,733
TOTAL COMMON STOCKS
(Cost $11,513,238)		16,354,591

Repurchase Agreements(b) (0.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $39,005	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS
(Cost $39,000)		39,000

Collateral for Securities Loaned(c) (0.1%)
	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(d)	15,312	$15,312
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $15,312)		15,312
TOTAL INVESTMENT SECURITIES
(Cost $11,567,550) —100.3%		16,408,903
Net other assets (liabilities) — (0.3)%		(54,682)
NET ASSETS - 100.0%		$16,354,221

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $14,724.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$336,230	2.1%
Air Freight & Logistics	42,749	0.3%
Automobile Components	105,389	0.6%
Banks	304,139	1.9%
Beverages	151,694	0.9%
Biotechnology	641,433	3.9%
Broadline Retail	64,832	0.4%
Building Products	1,107,072	6.7%
Capital Markets	509,850	3.1%
Chemicals	385,291	2.3%
Commercial Services & Supplies	564,637	3.4%
Communications Equipment	39,541	0.2%
Construction & Engineering	440,096	2.7%
Construction Materials	144,433	0.9%
Consumer Finance	70,494	0.4%
Consumer Staples Distribution & Retail	201,626	1.3%
Containers & Packaging	127,080	0.8%
Diversified Consumer Services	320,687	2.0%
Diversified Telecommunication Services	19,640	0.1%
Electric Utilities	23,298	0.1%
Electrical Equipment	252,725	1.5%
Electronic Equipment, Instruments & Components	283,851	1.7%
Energy Equipment & Services	150,209	0.9%
Entertainment	75,813	0.5%
Financial Services	257,719	1.6%
Food Products	52,878	0.3%
Ground Transportation	257,041	1.6%
Health Care Equipment & Supplies	243,634	1.5%
Health Care Providers & Services	345,844	2.1%
Health Care REITs	46,927	0.3%
Health Care Technology	29,715	0.2%
Hotel & Resort REITs	32,134	0.2%
Hotels, Restaurants & Leisure	820,859	5.0%
Household Durables	442,528	2.7%
Industrial REITs	185,760	1.1%
Insurance	449,102	2.7%
Interactive Media & Services	10,733	0.1%
Leisure Products	92,200	0.6%
Life Sciences Tools & Services	352,021	2.2%
Machinery	997,049	6.0%
Marine Transportation	32,444	0.2%
Media	99,260	0.6%
Metals & Mining	225,858	1.4%
Office REITs	14,498	0.1%
Oil, Gas & Consumable Fuels	801,002	4.9%
Paper & Forest Products	47,712	0.3%
Personal Care Products	149,628	0.9%
Pharmaceuticals	31,418	0.2%
Professional Services	452,321	2.8%
Residential REITs	171,968	1.1%
Retail REITs	76,217	0.5%
Semiconductors & Semiconductor Equipment	554,811	3.4%
Software	761,516	4.8%
Specialized REITs	274,281	1.6%
Specialty Retail	856,233	5.2%
Technology Hardware, Storage & Peripherals	169,309	1.0%
Textiles, Apparel & Luxury Goods	231,071	1.4%
Trading Companies & Distributors	375,255	2.3%
Water Utilities	50,836	0.4%
Other**	(370)	NM
Total	$16,354,221	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	123	$33,873
AECOM (Construction & Engineering)	589	60,826
Affiliated Managers Group, Inc. (Capital Markets)	243	43,205
AGCO Corp. (Machinery)	504	49,321
Agree Realty Corp. (Retail REITs)	816	61,469
Alcoa Corp. (Metals & Mining)	2,102	81,095
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	821	19,129
ALLETE, Inc. (Electric Utilities)	470	30,169
Ally Financial, Inc. (Consumer Finance)	2,232	79,437
Amedisys, Inc.* (Health Care Providers & Services)	154	14,863
American Airlines Group, Inc.* (Passenger Airlines)	5,342	60,044
American Financial Group, Inc. (Insurance)	587	79,010
American Homes 4 Rent - Class A (Residential REITs)	1,024	39,311
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	922	28,213
Annaly Capital Management, Inc. (Mortgage REITs)	4,076	81,805
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,149	17,292
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,380	68,187
AptarGroup, Inc. (Containers & Packaging)	222	35,562
Aramark (Hotels, Restaurants & Leisure)	2,144	83,036
Arcadium Lithium PLC* (Chemicals)	3,410	9,719
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	431	57,250
ASGN, Inc.* (Professional Services)	364	33,936
Ashland, Inc. (Chemicals)	397	34,527
Aspen Technology, Inc.* (Software)	108	25,792
Associated Banc-Corp. (Banks)	1,209	26,042
Autoliv, Inc. (Automobile Components)	239	22,315
AutoNation, Inc.* (Specialty Retail)	213	38,110
Avantor, Inc.* (Life Sciences Tools & Services)	3,208	82,991
Avient Corp. (Chemicals)	743	37,388
Avnet, Inc. (Electronic Equipment, Instruments & Components)	717	38,940
Azenta, Inc.* (Life Sciences Tools & Services)	144	6,975
Bank OZK (Banks)	412	17,712
Belden, Inc. (Electronic Equipment, Instruments & Components)	331	38,770
BellRing Brands, Inc.* (Personal Care Products)	494	29,996
Berry Global Group, Inc. (Containers & Packaging)	933	63,425
BioMarin Pharmaceutical, Inc.* (Biotechnology)	682	47,938
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	157	52,529
BJ’s Wholesale Club Holdings, Inc.* (Household Products)	1,079	88,996
Black Hills Corp. (Multi-Utilities)	567	34,655
Blackbaud, Inc.* (Software)	124	10,500
Brighthouse Financial, Inc.* (Insurance)	494	22,245
Brixmor Property Group, Inc. (Retail REITs)	1,373	38,252
Bruker Corp. (Life Sciences Tools & Services)	360	24,862
Brunswick Corp. (Leisure Products)	210	17,602
Burlington Stores, Inc.* (Specialty Retail)	205	54,013
Cabot Corp. (Chemicals)	147	16,430
CACI International, Inc.* - Class A (Professional Services)	114	57,519
Cadence Bank (Banks)	1,484	47,265
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	499	21,178
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	295	19,169
ChampionX Corp. (Energy Equipment & Services)	512	15,437
Chemed Corp. (Health Care Providers & Services)	49	29,448
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	94	12,248
Ciena Corp.* (Communications Equipment)	689	42,436
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	187	23,227
Cleveland-Cliffs, Inc.* (Metals & Mining)	3,808	48,628
CNH Industrial NV (Machinery)	7,139	79,244
CNO Financial Group, Inc. (Insurance)	861	30,221
Cognex Corp. (Electronic Equipment, Instruments & Components)	783	31,712
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,248	110,960
Columbia Banking System, Inc. (Banks)	1,704	44,491
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	139	11,563
Commerce Bancshares, Inc. (Banks)	563	33,442
Commercial Metals Co. (Metals & Mining)	936	51,443
CommVault Systems, Inc.* (Software)	143	22,001
Concentrix Corp. (Professional Services)	383	19,629
COPT Defense Properties (Office REITs)	558	16,924
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	676	30,014
Cousins Properties, Inc. (Office REITs)	1,238	36,496
Crane NXT Co. (Electronic Equipment, Instruments & Components)	400	22,440
Crown Holdings, Inc. (Containers & Packaging)	515	49,378
CubeSmart (Specialized REITs)	824	44,356
Cullen/Frost Bankers, Inc. (Banks)	303	33,894
Curtiss-Wright Corp. (Aerospace & Defense)	109	35,828
Cytokinetics, Inc.* (Biotechnology)	526	27,773
Darling Ingredients, Inc.* (Food Products)	1,293	48,048
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,649	44,622
Dick’s Sporting Goods, Inc. (Specialty Retail)	222	46,331
Dolby Laboratories, Inc. - Class A (Software)	209	15,995
Donaldson Co., Inc. (Machinery)	422	31,101
Doximity, Inc.* - Class A (Health Care Technology)	509	22,177
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	293	23,047
East West Bancorp, Inc. (Banks)	520	43,025

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
EastGroup Properties, Inc. (Industrial REITs)	151	$28,210
Encompass Health Corp. (Health Care Providers & Services)	451	43,584
EnerSys (Electrical Equipment)	186	18,981
Enovis Corp.* (Health Care Equipment & Supplies)	454	19,545
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,398	27,624
EPR Properties (Specialized REITs)	234	11,475
Equitable Holdings, Inc. (Financial Services)	1,222	51,361
Equity LifeStyle Properties, Inc. (Residential REITs)	547	39,023
Essent Group, Ltd. (Financial Services)	865	55,610
Essential Utilities, Inc. (Water Utilities)	1,065	41,077
Euronet Worldwide, Inc.* (Financial Services)	159	15,778
Evercore, Inc. (Capital Markets)	90	22,801
ExlService Holdings, Inc.* (Professional Services)	565	21,555
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	1,675	137,769
Exponent, Inc. (Professional Services)	201	23,171
F.N.B. Corp. (Banks)	2,925	41,272
Federated Hermes, Inc. (Capital Markets)	640	23,533
Fidelity National Financial, Inc. (Insurance)	2,115	131,258
First American Financial Corp. (Insurance)	836	55,184
First Financial Bankshares, Inc. (Banks)	628	23,242
First Horizon Corp. (Banks)	4,362	67,742
First Industrial Realty Trust, Inc. (Industrial REITs)	560	31,349
Flowers Foods, Inc. (Food Products)	1,592	36,727
Flowserve Corp. (Machinery)	588	30,394
Fluor Corp.* (Construction & Engineering)	1,394	66,508
Fortune Brands Innovations, Inc. (Building Products)	605	54,166
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,801	63,990
GameStop Corp.* - Class A (Specialty Retail)	3,156	72,368
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,273	65,496
GATX Corp. (Trading Companies & Distributors)	182	24,106
Genpact, Ltd. (Professional Services)	1,334	52,306
Gentex Corp. (Automobile Components)	674	20,011
Glacier Bancorp, Inc. (Banks)	924	42,227
Globus Medical, Inc.* (Health Care Equipment & Supplies)	920	65,818
Graham Holdings Co. - Class B (Diversified Consumer Services)	29	23,830
Graphic Packaging Holding Co. (Containers & Packaging)	2,442	72,258
Greif, Inc. - Class A (Containers & Packaging)	210	13,159
GXO Logistics, Inc.* (Air Freight & Logistics)	360	18,745
Haemonetics Corp.* (Health Care Equipment & Supplies)	167	13,423
Hancock Whitney Corp. (Banks)	337	17,244
Harley-Davidson, Inc. (Automobiles)	963	37,104
Healthcare Realty Trust, Inc. (Health Care REITs)	2,953	53,597
HealthEquity, Inc.* (Health Care Providers & Services)	346	28,320
Hexcel Corp. (Aerospace & Defense)	339	20,960
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,319	58,788
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	197	7,155
Home BancShares, Inc. (Banks)	1,511	40,933
IDACORP, Inc. (Electric Utilities)	264	27,216
Illumina, Inc.* (Life Sciences Tools & Services)	1,297	169,141
Independence Realty Trust, Inc. (Residential REITs)	1,828	37,474
Ingredion, Inc. (Food Products)	339	46,589
Insperity, Inc. (Professional Services)	145	12,760
Interactive Brokers Group, Inc. (Capital Markets)	363	50,588
International Bancshares Corp. (Banks)	247	14,768
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	123	9,141
Iridium Communications, Inc. (Diversified Telecommunication Services)	481	14,646
Janus Henderson Group PLC (Capital Markets)	1,037	39,479
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	292	32,532
Jefferies Financial Group, Inc. (Capital Markets)	1,320	81,245
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	386	104,147
KB Home (Household Durables)	294	25,193
KBR, Inc. (Professional Services)	585	38,101
Kemper Corp. (Insurance)	493	30,196
Kilroy Realty Corp. (Office REITs)	860	33,282
Kirby Corp.* (Marine Transportation)	274	33,546
Kite Realty Group Trust (Retail REITs)	1,788	47,489
Knife River Corp.* (Construction Materials)	133	11,889
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,317	71,052
Kyndryl Holdings, Inc.* (IT Services)	1,881	43,225
Lamar Advertising Co. - Class A (Specialized REITs)	301	40,214
Lancaster Colony Corp. (Food Products)	81	14,302
Landstar System, Inc. (Ground Transportation)	93	17,565
Lear Corp. (Automobile Components)	457	49,882
Lithia Motors, Inc. (Specialty Retail)	217	68,928
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	61	16,180
LivaNova PLC* (Health Care Equipment & Supplies)	278	14,606
Louisiana-Pacific Corp. (Paper & Forest Products)	178	19,128
Lumentum Holdings, Inc.* (Communications Equipment)	553	35,049
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	174	19,359
Macy’s, Inc. (Broadline Retail)	2,246	35,240

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
ManpowerGroup, Inc. (Professional Services)	386	$28,379
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	262	19,252
Masimo Corp.* (Health Care Equipment & Supplies)	136	18,133
MasTec, Inc.* (Construction & Engineering)	501	61,673
Mattel, Inc.* (Leisure Products)	1,548	29,489
Maximus, Inc. (Professional Services)	132	12,297
MDU Resources Group, Inc. (Construction & Engineering)	1,659	45,473
MGIC Investment Corp. (Financial Services)	1,307	33,459
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	279	30,330
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	168	14,458
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	658	22,201
National Fuel Gas Co. (Gas Utilities)	743	45,034
National Storage Affiliates Trust (Specialized REITs)	291	14,026
Neogen Corp.* (Health Care Equipment & Supplies)	1,604	26,963
New Jersey Resources Corp. (Gas Utilities)	807	38,090
New York Community Bancorp, Inc. (Banks)	2,423	27,210
Nexstar Media Group, Inc. (Media)	246	40,676
NNN REIT, Inc. (Retail REITs)	941	45,629
Nordstrom, Inc. (Broadline Retail)	786	17,677
Northwestern Energy Group, Inc. (Multi-Utilities)	499	28,553
NOV, Inc. (Energy Equipment & Services)	3,202	51,136
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	123	22,007
OGE Energy Corp. (Electric Utilities)	1,635	67,068
Old National Bancorp (Banks)	2,597	48,460
Old Republic International Corp. (Insurance)	1,936	68,573
Olin Corp. (Chemicals)	564	27,061
Omega Healthcare Investors, Inc. (Health Care REITs)	1,237	50,346
ONE Gas, Inc. (Gas Utilities)	460	34,233
Option Care Health, Inc.* (Health Care Providers & Services)	626	19,594
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	438	33,700
Oshkosh Corp. (Machinery)	530	53,111
Parsons Corp.* (Professional Services)	106	10,990
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	811	25,100
Penske Automotive Group, Inc. (Specialty Retail)	152	24,688
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,268	99,373
Perrigo Co. PLC (Pharmaceuticals)	1,110	29,115
Pilgrim’s Pride Corp.* (Food Products)	327	15,058
Pinnacle Financial Partners, Inc. (Banks)	368	36,053
Polaris, Inc. (Leisure Products)	427	35,544
Portland General Electric Co. (Electric Utilities)	839	40,188
Post Holdings, Inc.* (Food Products)	385	44,564
PotlatchDeltic Corp. (Specialized REITs)	584	26,309
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	231	14,812
Prosperity Bancshares, Inc. (Banks)	776	55,926
PVH Corp. (Textiles, Apparel & Luxury Goods)	454	45,777
R1 RCM, Inc.* (Health Care Providers & Services)	1,269	17,982
Rayonier, Inc. (Specialized REITs)	676	21,754
Regal Rexnord Corp. (Electrical Equipment)	541	89,742
Reinsurance Group of America, Inc. (Insurance)	536	116,779
RenaissanceRe Holdings, Ltd. (Insurance)	191	52,028
Rexford Industrial Realty, Inc. (Industrial REITs)	1,087	54,686
RH* (Specialty Retail)	66	22,072
RLI Corp. (Insurance)	118	18,288
Roivant Sciences, Ltd.* (Biotechnology)	1,346	15,533
Royal Gold, Inc. (Metals & Mining)	257	36,057
RPM International, Inc. (Chemicals)	482	58,321
Ryder System, Inc. (Ground Transportation)	352	51,322
Sabra Health Care REIT, Inc. (Health Care REITs)	1,906	35,471
Sarepta Therapeutics, Inc.* (Biotechnology)	156	19,483
Science Applications International Corp. (Professional Services)	271	37,742
SEI Investments Co. (Capital Markets)	402	27,814
Selective Insurance Group, Inc. (Insurance)	223	20,806
Sensata Technologies Holding PLC (Electrical Equipment)	1,227	44,000
Service Corp. International (Diversified Consumer Services)	581	45,858
Silgan Holdings, Inc. (Containers & Packaging)	661	34,703
SLM Corp. (Consumer Finance)	1,061	24,265
Sonoco Products Co. (Containers & Packaging)	799	43,649
SouthState Corp. (Banks)	620	60,252
Southwest Gas Holdings, Inc. (Gas Utilities)	490	36,142
Spire, Inc. (Gas Utilities)	470	31,626
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	481	53,107
STAG Industrial, Inc. (Industrial REITs)	741	28,966
Starwood Property Trust, Inc. (Mortgage REITs)	2,582	52,621
Stericycle, Inc.* (Commercial Services & Supplies)	755	46,055
Stifel Financial Corp. (Capital Markets)	834	78,313
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	189	14,663
Synovus Financial Corp. (Banks)	1,172	52,119
Taylor Morrison Home Corp.* (Household Durables)	848	59,580
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	619	74,330
Tenet Healthcare Corp.* (Health Care Providers & Services)	780	129,635
Terex Corp. (Machinery)	240	12,698
Texas Capital Bancshares, Inc.* (Banks)	376	26,869

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	51	$45,122
The Boston Beer Co., Inc.* - Class A (Beverages)	38	10,987
The Carlyle Group, Inc. (Capital Markets)	890	38,323
The Chemours Co. (Chemicals)	1,213	24,648
The Gap, Inc. (Specialty Retail)	1,799	39,668
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,315	20,488
The Hanover Insurance Group, Inc. (Insurance)	293	43,396
The Middleby Corp.* (Machinery)	218	30,330
The Scotts Miracle-Gro Co. (Chemicals)	215	18,641
The Timken Co. (Machinery)	315	26,551
The Toro Co. (Machinery)	439	38,074
The Wendy’s Co. (Hotels, Restaurants & Leisure)	638	11,178
The Western Union Co. (Financial Services)	2,746	32,760
Thor Industries, Inc. (Automobiles)	434	47,693
TKO Group Holdings, Inc.* (Entertainment)	309	38,226
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	171	7,880
TXNM Energy, Inc. (Electric Utilities)	735	32,171
UGI Corp. (Gas Utilities)	1,747	43,710
UMB Financial Corp. (Banks)	361	37,945
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,533	13,659
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,052	8,795
United Bankshares, Inc. (Banks)	1,099	40,773
United States Steel Corp. (Metals & Mining)	1,820	64,301
United Therapeutics Corp.* (Biotechnology)	198	70,953
Unum Group (Insurance)	1,390	82,622
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,989	122,324
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	104	18,126
Valley National Bancorp (Banks)	3,478	31,511
Valmont Industries, Inc. (Construction & Engineering)	165	47,842
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	298	13,443
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	922	17,435
Visteon Corp.* (Automobile Components)	124	11,810
Vornado Realty Trust (Office REITs)	1,349	53,151
Voya Financial, Inc. (Financial Services)	479	37,946
Warner Music Group Corp. - Class A (Entertainment)	265	8,295
Webster Financial Corp. (Banks)	1,395	65,021
WESCO International, Inc. (Trading Companies & Distributors)	364	61,145
Western Alliance Bancorp (Banks)	436	37,710
Whirlpool Corp. (Household Durables)	446	47,722
Wintrust Financial Corp. (Banks)	541	58,715
WP Carey, Inc. (Diversified REITs)	1,780	110,894
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	218	17,035
XPO, Inc.* (Ground Transportation)	502	53,970
YETI Holdings, Inc.* (Leisure Products)	247	10,134
Zions Bancorp NA (Banks)	1,202	56,758
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,571	16,213

TOTAL COMMON STOCKS
(Cost $8,172,937)	11,484,609

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $21,003	$21,000	$21,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,000)	21,000

TOTAL INVESTMENT SECURITIES
(Cost $8,193,937) —100.2%	11,505,609
Net other assets (liabilities) — (0.2)%	(27,000)
NET ASSETS - 100.0%	$11,478,609

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$56,788	0.5%
Air Freight & Logistics	18,745	0.2%
Automobile Components	124,506	1.1%
Automobiles	84,797	0.7%
Banks	1,128,621	9.9%
Beverages	10,987	0.1%
Biotechnology	181,680	1.6%
Broadline Retail	52,917	0.5%
Building Products	54,166	0.5%
Capital Markets	405,301	3.5%
Chemicals	226,735	2.0%
Commercial Services & Supplies	46,055	0.4%
Communications Equipment	77,485	0.7%
Construction & Engineering	282,322	2.5%
Construction Materials	11,889	0.1%
Consumer Finance	103,702	0.9%
Consumer Staples Distribution & Retail	274,804	2.3%
Containers & Packaging	312,134	2.6%
Diversified Consumer Services	69,688	0.6%
Diversified REITs	110,894	1.0%
Diversified Telecommunication Services	78,636	0.7%
Electric Utilities	196,812	1.7%
Electrical Equipment	186,596	1.6%
Electronic Equipment, Instruments & Components	439,165	3.8%
Energy Equipment & Services	66,573	0.6%
Entertainment	46,521	0.4%
Financial Services	226,914	2.0%
Food Products	205,288	1.8%
Gas Utilities	228,835	1.9%
Ground Transportation	193,909	1.7%
Health Care Equipment & Supplies	230,734	2.0%
Health Care Providers & Services	283,426	2.5%
Health Care REITs	139,414	1.2%
Health Care Technology	22,177	0.2%
Hotels, Restaurants & Leisure	175,910	1.5%
Household Durables	132,495	1.2%
Household Products	88,996	0.8%
Independent Power and Renewable Electricity Producers	33,700	0.3%
Industrial REITs	143,211	1.2%
Insurance	750,606	6.5%
Interactive Media & Services	16,213	0.1%
IT Services	43,225	0.4%
Leisure Products	92,769	0.8%
Life Sciences Tools & Services	336,498	2.9%
Machinery	350,824	3.0%
Marine Transportation	33,546	0.3%
Media	40,676	0.4%
Metals & Mining	281,524	2.5%
Mortgage REITs	134,426	1.2%
Multi-Utilities	63,208	0.6%
Office REITs	139,853	1.2%
Oil, Gas & Consumable Fuels	410,949	3.6%
Paper & Forest Products	19,128	0.2%
Passenger Airlines	60,044	0.5%
Personal Care Products	29,996	0.3%
Pharmaceuticals	61,647	0.5%
Professional Services	348,385	3.0%
Real Estate Management & Development	104,147	0.9%
Residential REITs	115,808	1.0%
Retail REITs	192,839	1.7%
Semiconductors & Semiconductor Equipment	149,733	1.3%
Software	74,288	0.6%
Specialized REITs	223,630	2.0%
Specialty Retail	366,178	3.2%
Textiles, Apparel & Luxury Goods	120,141	1.0%
Trading Companies & Distributors	129,723	1.1%
Water Utilities	41,077	0.4%
Other**	(6,000)	NM
Total	$11,478,609	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (73.5%)

	Shares	Value
Adobe, Inc.* (Software)	3,421	$1,771,325
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	12,487	2,048,867
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	3,395	430,520
Alphabet, Inc. - Class A (Interactive Media & Services)	17,500	2,902,375
Alphabet, Inc. - Class C (Interactive Media & Services)	16,683	2,789,231
Amazon.com, Inc.* (Broadline Retail)	31,352	5,841,819
American Electric Power Co., Inc. (Electric Utilities)	4,106	421,276
Amgen, Inc. (Biotechnology)	4,145	1,335,560
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,831	881,781
ANSYS, Inc.* (Software)	674	214,757
Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,417	10,582,161
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,361	1,285,240
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	965	138,005
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	727	605,773
AstraZeneca PLCADR (Pharmaceuticals)	4,493	350,050
Atlassian Corp.* - Class A (Software)	1,235	196,130
Autodesk, Inc.* (Software)	1,663	458,123
Automatic Data Processing, Inc. (Professional Services)	3,145	870,315
Baker Hughes Co. (Energy Equipment & Services)	7,665	277,090
Biogen, Inc.* (Biotechnology)	1,124	217,876
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	259	1,090,938
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	35,755	6,167,738
Cadence Design Systems, Inc.* (Software)	2,112	572,415
CDW Corp. (Electronic Equipment, Instruments & Components)	1,031	233,315
Charter Communications, Inc.* - Class A (Media)	1,101	356,812
Cintas Corp. (Commercial Services & Supplies)	3,110	640,287
Cisco Systems, Inc. (Communications Equipment)	31,084	1,654,290
Coca-Cola Europacific Partners PLC (Beverages)	3,543	279,011
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,824	295,136
Comcast Corp. - Class A (Media)	29,805	1,244,955
Constellation Energy Corp. (Electric Utilities)	2,412	627,169
Copart, Inc.* (Commercial Services & Supplies)	7,425	389,070
CoStar Group, Inc.* (Real Estate Management & Development)	3,162	238,541
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,421	3,032,785
Crowdstrike Holdings, Inc.* - Class A (Software)	1,796	503,724
CSX Corp. (Ground Transportation)	14,954	516,362
Datadog, Inc.* - Class A (Software)	2,400	276,144
Dexcom, Inc.* (Health Care Equipment & Supplies)	3,092	207,288
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,376	237,222
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,658	116,591
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,968	423,623
Electronic Arts, Inc. (Entertainment)	2,038	292,331
Exelon Corp. (Electric Utilities)	7,719	313,005
Fastenal Co. (Trading Companies & Distributors)	4,418	315,534
Fortinet, Inc.* (Software)	5,902	457,700
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,523	330,634
Gilead Sciences, Inc. (Biotechnology)	9,606	805,367
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	4,251	171,103
Honeywell International, Inc. (Industrial Conglomerates)	5,013	1,036,237
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	635	320,815
Illumina, Inc.* (Life Sciences Tools & Services)	1,229	160,274
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,991	773,969
Intuit, Inc. (Software)	2,157	1,339,497
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,742	1,347,061
Keurig Dr Pepper, Inc. (Beverages)	10,463	392,153
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,037	803,063
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,002	817,712
Linde PLC (Chemicals)	3,682	1,755,799
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	908	246,386
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,172	539,959
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,683	481,978
MercadoLibre, Inc.* (Broadline Retail)	391	802,316
Meta Platforms, Inc. - Class A (Interactive Media & Services)	10,382	5,943,071
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,139	332,320
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,555	887,239
Microsoft Corp. (Software)	22,204	9,554,382
Moderna, Inc.* (Biotechnology)	2,965	198,151
Mondelez International, Inc. - Class A (Food Products)	10,306	759,243
MongoDB, Inc.* (IT Services)	570	154,100
Monster Beverage Corp.* (Beverages)	7,558	394,301
Netflix, Inc.* (Entertainment)	3,311	2,348,392
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	73,288	8,900,094
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,965	471,620
Old Dominion Freight Line, Inc. (Ground Transportation)	1,653	328,352

ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,305	$239,976
O’Reilly Automotive, Inc.* (Specialty Retail)	448	515,917
PACCAR, Inc. (Machinery)	4,045	399,161
Palo Alto Networks, Inc.* (Software)	2,498	853,816
Paychex, Inc. (Professional Services)	2,776	372,511
PayPal Holdings, Inc.* (Financial Services)	7,887	615,423
PDD Holdings, Inc.*ADR (Broadline Retail)	5,152	694,541
PepsiCo, Inc. (Beverages)	10,598	1,802,190
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,595	1,461,580
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	836	878,837
Roper Technologies, Inc. (Software)	827	460,176
Ross Stores, Inc. (Specialty Retail)	2,574	387,413
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,742	852,258
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	452	188,213
Synopsys, Inc.* (Software)	1,185	600,072
Take-Two Interactive Software, Inc.* (Entertainment)	1,352	207,816
Tesla, Inc.* (Automobiles)	14,445	3,779,245
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,045	1,455,286
The Kraft Heinz Co. (Food Products)	9,329	327,541
The Trade Desk, Inc.* - Class A (Media)	3,455	378,841
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	9,002	1,857,653
Verisk Analytics, Inc. (Professional Services)	1,099	294,488
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,991	925,974
Warner Bros. Discovery, Inc.* (Entertainment)	18,918	156,074
Workday, Inc.* - Class A (Software)	1,643	401,566
Xcel Energy, Inc. (Electric Utilities)	4,301	280,855
Zscaler, Inc.* (Software)	1,166	199,316
TOTAL COMMON STOCKS
(Cost $34,582,962)		117,082,587

Repurchase Agreements(b)(c) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $39,949,242	$39,944,000	$39,944,000
TOTAL REPURCHASE AGREEMENTS
(Cost $39,944,000)		39,944,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(e)	135,878	$135,878
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $135,878)		135,878
TOTAL INVESTMENT SECURITIES
(Cost $74,662,840) —98.7%		157,162,465
Net other assets (liabilities) — 1.3%		2,004,340
NET ASSETS - 100.0%		$159,166,805

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $130,854.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $2,379,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	45	12/23/24	$18,235,125	$679,749

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/28/24	5.58%	$23,731,796	$51,574
Nasdaq-100 Index	UBS AG	10/28/24	5.63%	200,607	435
				$23,932,403	$52,009

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Automobiles	$3,779,245	2.4%
Beverages	2,867,655	1.8%
Biotechnology	4,361,765	2.7%
Broadline Retail	7,338,676	4.5%
Chemicals	1,755,799	1.1%
Commercial Services & Supplies	1,029,357	0.6%
Communications Equipment	1,654,290	1.0%
Consumer Staples Distribution & Retail	3,149,376	2.0%
Electric Utilities	1,642,305	1.0%
Electronic Equipment, Instruments & Components	233,315	0.1%
Energy Equipment & Services	277,090	0.2%
Entertainment	3,004,613	1.9%
Financial Services	615,423	0.4%
Food Products	1,086,784	0.7%
Ground Transportation	844,714	0.5%
Health Care Equipment & Supplies	2,205,798	1.4%
Hotels, Restaurants & Leisure	3,337,298	2.1%
Industrial Conglomerates	1,036,237	0.7%
Interactive Media & Services	11,634,677	7.3%
IT Services	449,236	0.3%
Life Sciences Tools & Services	160,274	0.1%
Machinery	399,161	0.3%
Media	1,980,608	1.2%
Oil, Gas & Consumable Fuels	237,222	0.1%
Pharmaceuticals	350,050	0.2%
Professional Services	1,537,314	0.9%
Real Estate Management & Development	238,541	0.1%
Semiconductors & Semiconductor Equipment	27,923,344	17.6%
Software	17,859,143	11.3%
Specialty Retail	903,330	0.6%
Technology Hardware, Storage & Peripherals	10,770,374	6.8%
Textiles, Apparel & Luxury Goods	246,386	0.2%
Trading Companies & Distributors	315,534	0.2%
Wireless Telecommunication Services	1,857,653	1.2%
Other**	42,084,218	26.5%
Total	$159,166,805	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (99.2%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	15,938	$132,604
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	4,833	234,545
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,819	168,182
Arvinas, Inc.* (Pharmaceuticals)	10,908	268,664
Axsome Therapeutics, Inc.* (Pharmaceuticals)	3,961	355,975
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,553	390,792
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	10,562	310,840
Catalent, Inc.* (Pharmaceuticals)	6,224	376,988
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	5,266	203,478
Corcept Therapeutics, Inc.* (Pharmaceuticals)	9,737	450,627
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	11,202	298,981
Elanco Animal Health, Inc.* (Pharmaceuticals)	25,645	376,725
Eli Lilly & Co. (Pharmaceuticals)	402	356,148
Enliven Therapeutics, Inc.* (Pharmaceuticals)	2,767	70,669
Evolus, Inc.* (Pharmaceuticals)	4,749	76,934
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	9,682	77,359
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	27,378	97,739
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	3,973	158,920
Harrow, Inc.* (Pharmaceuticals)	2,936	132,003
Innoviva, Inc.* (Pharmaceuticals)	5,472	105,664
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	4,923	360,216
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,411	380,020
Johnson & Johnson (Pharmaceuticals)	2,242	363,339
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,650	165,149
Liquidia Corp.* (Pharmaceuticals)	9,578	95,780
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	7,424	247,442
Merck & Co., Inc. (Pharmaceuticals)	3,203	363,733
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	15,781	89,794
Neumora Therapeutics, Inc.* (Pharmaceuticals)	7,401	97,767
Nuvation Bio, Inc.* (Pharmaceuticals)	22,542	51,621
Ocular Therapeutix, Inc.* (Pharmaceuticals)	15,590	135,633
Organon & Co. (Pharmaceuticals)	18,128	346,789
Pacira BioSciences, Inc.* (Pharmaceuticals)	12,558	188,998
Perrigo Co. PLC (Pharmaceuticals)	13,373	350,774
Pfizer, Inc. (Pharmaceuticals)	12,678	366,901
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	5,738	103,743
Pliant Therapeutics, Inc.* (Pharmaceuticals)	7,251	81,284
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,243	233,820
Royalty Pharma PLC - Class A (Pharmaceuticals)	13,387	378,718
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	6,403	199,646
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	6,473	212,897
Viatris, Inc. (Pharmaceuticals)	31,826	369,500
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	8,392	68,814
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	16,166	46,073
Zoetis, Inc. (Pharmaceuticals)	1,942	379,428
TOTAL COMMON STOCKS
(Cost $6,944,977)		10,321,716

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $55,007	$55,000	$55,000
TOTAL REPURCHASE AGREEMENTS
(Cost $55,000)		55,000

Collateral for Securities Loaned(c) (2.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(d)	293,436	$293,436
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $293,436)		293,436
TOTAL INVESTMENT SECURITIES
(Cost $7,293,413) —102.5%		10,670,152
Net other assets (liabilities) — (2.5)%		(257,136)
NET ASSETS - 100.0%		$10,413,016

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $295,242.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.

ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	10/23/24	5.58%	$107,114	$1,598

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Pharmaceuticals	$10,321,716	99.2%
Other**	91,300	0.8%
Total	$10,413,016	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Precious Metals :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (103.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $30,445,995	$30,442,000	$30,442,000
TOTAL REPURCHASE AGREEMENTS
(Cost $30,442,000)		30,442,000
TOTAL INVESTMENT SECURITIES
(Cost $30,442,000) —103.2%		30,442,000
Net other assets (liabilities) — (3.2)%		(956,108)
NET ASSETS - 100.0%		$29,485,892

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $4,031,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/24	5.58%	$13,887,677	$(309,471)
Dow Jones Precious Metals Index	UBS AG	10/23/24	5.63%	15,601,256	(342,783)
				$29,488,933	$(652,254)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (99.5%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	1,110	$131,812
American Tower Corp. (Specialized REITs)	3,330	774,424
AvalonBay Communities, Inc. (Residential REITs)	1,013	228,178
BXP, Inc. (Office REITs)	1,036	83,357
Camden Property Trust (Residential REITs)	761	94,006
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,148	267,383
CoStar Group, Inc.* (Real Estate Management & Development)	2,922	220,436
Crown Castle, Inc. (Specialized REITs)	3,098	367,516
Digital Realty Trust, Inc. (Specialized REITs)	2,195	355,217
Equinix, Inc. (Specialized REITs)	677	600,926
Equity Commonwealth* (Office REITs)	1	15
Equity Residential (Residential REITs)	2,432	181,087
Essex Property Trust, Inc. (Residential REITs)	458	135,302
Extra Space Storage, Inc. (Specialized REITs)	1,511	272,267
Federal Realty Investment Trust (Retail REITs)	537	61,739
Healthpeak Properties, Inc. (Health Care REITs)	5,017	114,739
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	5,006	88,106
Invitation Homes, Inc. (Residential REITs)	4,061	143,191
Iron Mountain, Inc. (Specialized REITs)	2,091	248,474
Kimco Realty Corp. (Retail REITs)	4,805	111,572
Mid-America Apartment Communities, Inc. (Residential REITs)	834	132,523
Prologis, Inc. (Industrial REITs)	6,602	833,701
Public Storage (Specialized REITs)	1,124	408,990
Realty Income Corp. (Retail REITs)	6,209	393,774
Regency Centers Corp. (Retail REITs)	1,165	84,148
SBA Communications Corp. (Specialized REITs)	766	184,376
Simon Property Group, Inc. (Retail REITs)	2,185	369,309
UDR, Inc. (Residential REITs)	2,139	96,982
Ventas, Inc. (Health Care REITs)	2,945	188,863
VICI Properties, Inc. (Specialized REITs)	7,466	248,692
Welltower, Inc. (Health Care REITs)	4,126	528,251
Weyerhaeuser Co. (Specialized REITs)	5,185	175,564
TOTAL COMMON STOCKS
(Cost $3,953,439)		8,124,920

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $55,007	$55,000	$55,000
TOTAL REPURCHASE AGREEMENTS
(Cost $55,000)		55,000
TOTAL INVESTMENT SECURITIES
(Cost $4,008,439) —100.2%		8,179,920
Net other assets (liabilities) — (0.2)%		(16,851)
NET ASSETS - 100.0%		$8,163,069

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$37,526	$(75)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Real Estate invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Health Care REITs	$831,853	10.2%
Hotel & Resort REITs	88,106	1.1%
Industrial REITs	833,701	10.2%
Office REITs	215,184	2.6%
Real Estate Management & Development	487,819	6.0%
Residential REITs	1,011,269	12.4%
Retail REITs	1,020,542	12.5%
Specialized REITs	3,636,446	44.5%
Other**	38,149	0.5%
Total	$8,163,069	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP Rising Rates Opportunity :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (94.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $6,714,881	$6,714,000	$6,714,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,714,000)		6,714,000
TOTAL INVESTMENT SECURITIES
(Cost $6,714,000) —94.8%		6,714,000
Net other assets (liabilities) — 5.2%		368,073
NET ASSETS - 100.0%		$7,082,073

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $373,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25% due on 8/15/54	Citibank North America	10/15/24	(4.80)%	$(3,267,750)	$101,596
30-Year U.S. Treasury Bond, 4.25% due on 8/15/54	Societe’ Generale	10/15/24	(4.65)%	(5,442,846)	182,388
				$(8,710,596)	$283,984

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (44.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,890	$1,786,831
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,046	24,372
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	763	23,348
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,339	768,538
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,571	1,125,621
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	219	22,962
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	31,321	5,402,873
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	359	44,591
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	911	102,961
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,016	114,330
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	557	22,419
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,711	673,560
KLA Corp. (Semiconductors & Semiconductor Equipment)	905	700,841
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	877	715,702
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	927	49,196
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,824	420,027
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,610	289,847
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,461	773,780
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	453	49,246
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	328	303,236
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	165,547	20,104,027
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,714	411,377
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,882	209,262
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	332	68,910
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	382	24,494
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	638	65,905
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,496	1,274,695
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	725	30,610
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	217	25,079
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,075	106,178
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,098	147,055
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,144	1,269,166
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	297	62,340
TOTAL COMMON STOCKS
(Cost $6,867,113)		37,213,379

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $2,203,289	$2,203,000	$2,203,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,203,000)		2,203,000
TOTAL INVESTMENT SECURITIES
(Cost $9,070,113) —46.9%		39,416,379
Net other assets (liabilities) — 53.1%		44,576,827
NET ASSETS - 100.0%		$83,993,206

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Semiconductor :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/24	5.58%	$46,923,885	$69,573

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$37,213,379	44.3%
Other**	46,779,827	55.7%
Total	$83,993,206	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Short Dow 30 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (85.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $5,001	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES
(Cost $5,000) —85.6%		5,000
Net other assets (liabilities) — 14.4%		838
NET ASSETS - 100.0%		$5,838

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/28/24	(5.33)%	$(13)	$–
Dow Jones Industrial Average	UBS AG	10/28/24	(5.23)%	(5,793)	–	^
				$(5,806)	$–	^

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
^	Amount is less than $0.50

ProFund VP Short Emerging Markets :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (110.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $463,061	$463,000	$463,000
TOTAL REPURCHASE AGREEMENTS
(Cost $463,000)		463,000
TOTAL INVESTMENT SECURITIES
(Cost $463,000) —110.7%		463,000
Net other assets (liabilities) — (10.7)%		(44,844)
NET ASSETS - 100.0%		$418,156

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $75,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	10/28/24	(4.63)%	$(236,833)	$3,666
S&P Emerging 50 ADR Index (USD)	UBS AG	10/28/24	(4.83)%	(182,478)	2,582
				$(419,311)	$6,248

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short International :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (102.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $446,059	$446,000	$446,000
TOTAL REPURCHASE AGREEMENTS
(Cost $446,000)		446,000
TOTAL INVESTMENT SECURITIES
(Cost $446,000) —102.6%		446,000
Net other assets (liabilities) — (2.6)%		(11,443)
NET ASSETS - 100.0%		$434,557

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $166,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/28/24	(4.78)%	$(98,096)	$327
MSCI EAFE Index	UBS AG	10/28/24	(5.13)%	(336,626)	1,139
				$(434,722)	$1,466

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short Mid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (119.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $91,012	$91,000	$91,000
TOTAL REPURCHASE AGREEMENTS
(Cost $91,000)		91,000
TOTAL INVESTMENT SECURITIES
(Cost $91,000) —119.3%		91,000
Net other assets (liabilities) — (19.3)%		(14,718)
NET ASSETS - 100.0%		$76,282

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $29,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/28/24	(5.08)%	$(31,503)	$(42)
S&P MidCap 400	UBS AG	10/28/24	(5.23)%	(44,280)	(39)
				$(75,783)	$(81)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short Nasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $2,856,375	$2,856,000	$2,856,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,856,000)		2,856,000
TOTAL INVESTMENT SECURITIES
(Cost $2,856,000) —102.4%		2,856,000
Net other assets (liabilities) — (2.4)%		(68,294)
NET ASSETS - 100.0%		$2,787,706

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $444,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	12/23/24	$(405,225)	$(15,107)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/28/24	(5.33)%	$(962,913)	$(2,157)
Nasdaq-100 Index	UBS AG	10/28/24	(5.23)%	(1,404,248)	(3,092)
				$(2,367,161)	$(5,249)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (101.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $1,061,139	$1,061,000	$1,061,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,061,000)		1,061,000
TOTAL INVESTMENT SECURITIES
(Cost $1,061,000) —101.5%		1,061,000
Net other assets (liabilities) — (1.5)%		(15,832)
NET ASSETS - 100.0%		$1,045,168

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $129,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	12/23/24	$(224,920)	$(12,269)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/28/24	(4.98)%	$(579,793)	$(1,488)
Russell 2000 Index	UBS AG	10/28/24	(5.13)%	(238,607)	(574)
				$(818,400)	$(2,062)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (71.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	64	$508
1st Source Corp. (Banks)	46	2,754
1stdibs.com, Inc.* (Broadline Retail)	63	278
2seventy bio, Inc.* (Biotechnology)	122	576
374Water, Inc.* (Machinery)	163	222
3D Systems Corp.* (Machinery)	317	900
4D Molecular Therapeutics, Inc.* (Biotechnology)	125	1,351
89bio, Inc.* (Biotechnology)	208	1,539
8x8, Inc.* (Software)	318	649
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	59	205
a.k.a. Brands Holding Corp.* (Specialty Retail)	2	47
A10 Networks, Inc. (Software)	176	2,541
AAR Corp.* (Aerospace & Defense)	86	5,621
Abercrombie & Fitch Co.* (Specialty Retail)	125	17,487
ABM Industries, Inc. (Commercial Services & Supplies)	157	8,283
Absci Corp.* (Biotechnology)	199	760
Acacia Research Corp.* (Financial Services)	94	438
Academy Sports & Outdoors, Inc. (Specialty Retail)	176	10,271
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	298	4,583
Acadia Realty Trust (Retail REITs)	257	6,034
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	129	1,499
ACCO Brands Corp. (Commercial Services & Supplies)	233	1,275
Accolade, Inc.* (Health Care Providers & Services)	182	701
Accuray, Inc.* (Health Care Equipment & Supplies)	239	430
ACELYRIN, Inc.* (Biotechnology)	182	897
Achieve Life Sciences, Inc.* (Biotechnology)	86	408
ACI Worldwide, Inc.* (Software)	262	13,336
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	127	2,578
ACNB Corp. (Banks)	21	917
Acrivon Therapeutics, Inc.* (Biotechnology)	29	203
Actinium Pharmaceuticals, Inc.* (Biotechnology)	75	141
Acumen Pharmaceuticals, Inc.* (Biotechnology)	104	258
Acushnet Holdings Corp. (Leisure Products)	72	4,590
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	368	7,481
AdaptHealth Corp.* (Health Care Providers & Services)	253	2,841
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	288	1,475
ADC Therapeutics SA* (Biotechnology)	202	636
Addus HomeCare Corp.* (Health Care Providers & Services)	43	5,720
Adeia, Inc. (Software)	271	3,228
Adient PLC* (Automobile Components)	223	5,033
ADMA Biologics, Inc.* (Biotechnology)	560	11,194
Adtalem Global Education, Inc.* (Diversified Consumer Services)	93	7,020
ADTRAN Holdings, Inc.* (Communications Equipment)	196	1,162
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	93	9,787
AdvanSix, Inc. (Chemicals)	64	1,944
Advantage Solutions, Inc.* (Media)	266	912
Adverum Biotechnologies, Inc.* (Biotechnology)	52	365
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	69	887
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	90	207
Aerovate Therapeutics, Inc.* (Biotechnology)	34	71
AeroVironment, Inc.* (Aerospace & Defense)	65	13,033
AerSale Corp.* (Aerospace & Defense)	84	424
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	57	188
AFC Gamma, Inc. (Mortgage REITs)	42	429
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	72	541
Agenus, Inc.* (Biotechnology)	52	285
agilon health, Inc.* (Health Care Providers & Services)	768	3,018
Agilysys, Inc.* (Software)	56	6,102
Agios Pharmaceuticals, Inc.* (Biotechnology)	141	6,265
Air Transport Services Group, Inc.* (Air Freight & Logistics)	128	2,072
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	33	167
Airship AI Holdings, Inc.* (Software)	18	41
Akebia Therapeutics, Inc.* (Biotechnology)	518	684
Akero Therapeutics, Inc.* (Biotechnology)	169	4,849
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	66	180
Alamo Group, Inc. (Machinery)	25	4,503
Alarm.com Holdings, Inc.* (Software)	120	6,560
Albany International Corp. (Machinery)	78	6,930
Aldeyra Therapeutics, Inc.* (Biotechnology)	124	668
Alector, Inc.* (Biotechnology)	201	937
Alerus Financial Corp. (Financial Services)	44	1,007
Alexander & Baldwin, Inc. (Diversified REITs)	181	3,475
Alexander’s, Inc. (Retail REITs)	5	1,212
Alico, Inc. (Food Products)	18	503
Alight, Inc.* - Class A (Professional Services)	1,055	7,807
Alignment Healthcare, Inc.* (Health Care Providers & Services)	249	2,943
Alkami Technology, Inc.* (Software)	111	3,501
Alkermes PLC* (Biotechnology)	408	11,420
Allegiant Travel Co. (Passenger Airlines)	39	2,147
ALLETE, Inc. (Electric Utilities)	145	9,308
Allient, Inc. (Electrical Equipment)	36	684
Allogene Therapeutics, Inc.* (Biotechnology)	319	893

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	59	$2,190
Alpha Metallurgical Resources, Inc. (Metals & Mining)	27	6,377
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	255	1,418
Alpine Income Property Trust, Inc. (Diversified REITs)	31	564
Alta Equipment Group, Inc. (Trading Companies & Distributors)	67	452
Altair Engineering, Inc.* - Class A (Software)	142	13,562
AlTi Global, Inc.* (Capital Markets)	84	314
Altimmune, Inc.* (Biotechnology)	177	1,087
Alto Neuroscience, Inc.* (Pharmaceuticals)	53	606
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	189	601
Alumis, Inc.* (Pharmaceuticals)	33	352
ALX Oncology Holdings, Inc.* (Biotechnology)	85	155
Amalgamated Financial Corp. (Banks)	45	1,412
A-Mark Precious Metals, Inc. (Financial Services)	44	1,943
Ambac Financial Group, Inc.* (Insurance)	108	1,211
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	94	5,302
AMC Entertainment Holdings, Inc.* (Entertainment)	842	3,831
AMC Networks, Inc.* - Class A (Media)	79	687
Amerant Bancorp, Inc. (Banks)	74	1,581
Ameresco, Inc.* - Class A (Construction & Engineering)	80	3,035
American Assets Trust, Inc. (Diversified REITs)	119	3,180
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	286	1,767
American Coastal Insurance Corp.* (Insurance)	60	676
American Eagle Outfitters, Inc. (Specialty Retail)	453	10,143
American Healthcare REIT, Inc. (Health Care REITs)	205	5,351
American Public Education, Inc.* (Diversified Consumer Services)	39	575
American Realty Investors, Inc.* (Real Estate Management & Development)	4	70
American States Water Co. (Water Utilities)	93	7,746
American Superconductor Corp.* (Electrical Equipment)	87	2,053
American Vanguard Corp. (Chemicals)	63	334
American Woodmark Corp.* (Building Products)	39	3,645
America’s Car-Mart, Inc.* (Specialty Retail)	14	587
Ameris Bancorp (Banks)	164	10,232
AMERISAFE, Inc. (Insurance)	47	2,272
Ames National Corp. (Banks)	22	401
Amicus Therapeutics, Inc.* (Biotechnology)	730	7,796
AMMO, Inc.* (Leisure Products)	223	319
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	94	3,985
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	396	3,295
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	96	4,659
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	98	640
Amplitude, Inc.* - Class A (Software)	190	1,704
Amprius Technologies, Inc.* (Electrical Equipment)	41	46
AnaptysBio, Inc.* (Biotechnology)	49	1,642
Anavex Life Sciences Corp.* (Biotechnology)	187	1,062
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	30	313
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	95	739
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	46	2,744
Anika Therapeutics, Inc.* (Biotechnology)	33	815
Annexon, Inc.* (Biotechnology)	238	1,409
Anterix, Inc.* (Diversified Telecommunication Services)	25	942
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	244	1,240
Apartment Investment and Management Co.* (Residential REITs)	354	3,200
Apogee Enterprises, Inc. (Building Products)	54	3,781
Apogee Therapeutics, Inc.* (Biotechnology)	94	5,522
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	355	3,262
Appian Corp.* - Class A (Software)	100	3,414
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	567	8,420
Applied Digital Corp.* (IT Services)	293	2,417
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	96	21,420
Applied Optoelectronics, Inc.* (Communications Equipment)	92	1,317
Applied Therapeutics, Inc.* (Biotechnology)	240	2,040
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	185	921
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	458	7,126
Arbutus Biopharma Corp.* (Biotechnology)	364	1,401
Arcadium Lithium PLC* (Chemicals)	2,697	7,686
ArcBest Corp. (Ground Transportation)	59	6,399
Arcellx, Inc.* (Biotechnology)	107	8,936
Arch Resources, Inc. (Metals & Mining)	44	6,079
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	581	1,760
Archrock, Inc. (Energy Equipment & Services)	415	8,400
Arcosa, Inc. (Construction & Engineering)	121	11,466
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	57	1,323
Arcus Biosciences, Inc.* (Biotechnology)	135	2,064
Arcutis Biotherapeutics, Inc.* (Biotechnology)	264	2,455
Ardagh Metal Packaging SA (Containers & Packaging)	360	1,357
Ardelyx, Inc.* (Biotechnology)	578	3,982
Ardent Health Partners, Inc.* (Health Care Providers & Services)	30	551
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	103	1,864

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ares Commercial Real Estate Corp. (Mortgage REITs)	133	$931
Argan, Inc. (Construction & Engineering)	31	3,144
Arhaus, Inc. (Specialty Retail)	127	1,563
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	67	1,130
Arko Corp. (Specialty Retail)	200	1,404
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	237	2,870
Armada Hoffler Properties, Inc. (Diversified REITs)	165	1,787
ARMOUR Residential REIT, Inc. (Mortgage REITs)	122	2,489
Arq, Inc.* (Chemicals)	62	364
Array Technologies, Inc.* (Electrical Equipment)	380	2,508
ArriVent Biopharma, Inc.* (Biotechnology)	70	1,645
Arrow Financial Corp. (Banks)	41	1,175
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	297	5,753
ARS Pharmaceuticals, Inc.* (Biotechnology)	122	1,769
Arteris, Inc.* (Software)	69	533
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	157	6,801
Artiva Biotherapeutics, Inc.* (Biotechnology)	35	541
Artivion, Inc.* (Health Care Equipment & Supplies)	99	2,635
Arvinas, Inc.* (Pharmaceuticals)	160	3,941
Asana, Inc.* - Class A (Software)	202	2,341
Asbury Automotive Group, Inc.* (Specialty Retail)	50	11,929
ASGN, Inc.* (Professional Services)	112	10,442
ASP Isotopes, Inc.* (Chemicals)	126	350
Aspen Aerogels, Inc.* (Chemicals)	145	4,015
Associated Banc-Corp. (Banks)	373	8,034
AST SpaceMobile, Inc.*(a) (Diversified Telecommunication Services)	333	8,709
Astec Industries, Inc. (Machinery)	57	1,821
Astrana Health, Inc.* (Health Care Providers & Services)	107	6,200
Astria Therapeutics, Inc.* (Biotechnology)	112	1,233
Astronics Corp.* (Aerospace & Defense)	71	1,383
Asure Software, Inc.* (Professional Services)	59	534
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	192	643
Atkore, Inc. (Electrical Equipment)	91	7,711
Atlanta Braves Holdings, Inc.* (Entertainment)	25	1,054
Atlanta Braves Holdings, Inc.* (Entertainment)	125	4,975
Atlantic Union Bankshares Corp. (Banks)	223	8,400
Atlanticus Holdings Corp.* (Consumer Finance)	14	491
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	169	3,684
Atmus Filtration Technologies, Inc. (Automobile Components)	209	7,844
ATN International, Inc. (Diversified Telecommunication Services)	26	841
Atossa Therapeutics, Inc.* (Biotechnology)	315	479
AtriCure, Inc.* (Health Care Equipment & Supplies)	118	3,309
AudioEye, Inc.* (Software)	18	411
Aura Biosciences, Inc.* (Biotechnology)	115	1,025
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	334	2,448
Aurora Innovation, Inc.* (Software)	2,330	13,794
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	230	3,016
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	113	2,715
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	130	676
AvePoint, Inc.* (Software)	316	3,719
Aviat Networks, Inc.* (Communications Equipment)	28	606
Avid Bioservices, Inc.* (Biotechnology)	155	1,764
Avidity Biosciences, Inc.* (Biotechnology)	269	12,355
AvidXchange Holdings, Inc.* (Financial Services)	432	3,504
Avient Corp. (Chemicals)	225	11,322
Avista Corp. (Multi-Utilities)	195	7,556
Avita Medical, Inc.* (Biotechnology)	64	686
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	81	8,493
Axogen, Inc.* (Health Care Equipment & Supplies)	106	1,486
Axonics, Inc.* (Health Care Equipment & Supplies)	127	8,839
Axos Financial, Inc.* (Banks)	136	8,552
Axsome Therapeutics, Inc.* (Pharmaceuticals)	91	8,177
AZZ, Inc. (Building Products)	73	6,031
B Riley Financial, Inc. (Capital Markets)	51	268
B&G Foods, Inc. (Food Products)	193	1,714
Backblaze, Inc.* - Class A (IT Services)	99	633
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	73	15,945
Balchem Corp. (Chemicals)	80	14,080
Bally’s Corp.* (Hotels, Restaurants & Leisure)	60	1,035
Banc of California, Inc. (Banks)	346	5,097
BancFirst Corp. (Banks)	50	5,263
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	68	2,209
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	61	1,068
Bank First Corp. (Banks)	24	2,177
Bank of Hawaii Corp. (Banks)	97	6,089
Bank of Marin Bancorp (Banks)	40	804
Bank7 Corp. (Banks)	10	375
BankUnited, Inc. (Banks)	186	6,778
Bankwell Financial Group, Inc. (Banks)	16	479
Banner Corp. (Banks)	85	5,063
Bar Harbor Bankshares (Banks)	37	1,141
BARK, Inc.* (Specialty Retail)	330	538
Barnes Group, Inc. (Machinery)	116	4,688
Barrett Business Services, Inc. (Professional Services)	64	2,401
BayCom Corp. (Banks)	26	617
BCB Bancorp, Inc. (Banks)	37	457
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	158	13,656
Beam Therapeutics, Inc.* (Biotechnology)	190	4,655

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Beazer Homes USA, Inc.* (Household Durables)	74	$2,529
Bel Fuse, Inc. - Class A (Electronic Equipment, Instruments & Components)	4	398
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	26	2,041
Belden, Inc. (Electronic Equipment, Instruments & Components)	101	11,830
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	89	3,944
Berkshire Hills Bancorp, Inc. (Banks)	107	2,882
Berry Corp. (Oil, Gas & Consumable Fuels)	191	982
Beyond Meat, Inc.*(a) (Food Products)	149	1,010
Beyond, Inc.* (Specialty Retail)	113	1,139
BGC Group, Inc. - Class A (Capital Markets)	907	8,326
BigBear.ai Holdings, Inc.* (IT Services)	253	369
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	175	1,024
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	2	344
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	514	3,906
Biohaven, Ltd.* (Biotechnology)	187	9,344
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	90	2,254
Biomea Fusion, Inc.* (Biotechnology)	69	697
Biote Corp.* - Class A (Pharmaceuticals)	67	374
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	93	1,111
Bit Digital, Inc.* (Software)	298	1,046
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	47	1,530
Black Diamond Therapeutics, Inc.* (Biotechnology)	99	431
Black Hills Corp. (Multi-Utilities)	171	10,452
Blackbaud, Inc.* (Software)	103	8,722
BlackLine, Inc.* (Software)	144	7,940
BlackSky Technology, Inc.* (Professional Services)	34	161
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	432	8,212
Blade Air Mobility, Inc.* (Passenger Airlines)	144	423
Blend Labs, Inc.* - Class A (Software)	575	2,156
Blink Charging Co.* (Electrical Equipment)	239	411
Bloom Energy Corp.*(a) - Class A (Electrical Equipment)	495	5,227
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	197	3,256
Blue Bird Corp.* (Machinery)	80	3,837
Blue Foundry Bancorp* (Banks)	52	533
Bluebird Bio, Inc.* (Biotechnology)	477	248
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	21	2,214
Blueprint Medicines Corp.* (Biotechnology)	156	14,430
Boise Cascade Co. (Trading Companies & Distributors)	99	13,957
Boot Barn Holdings, Inc.* (Specialty Retail)	74	12,378
Borr Drilling, Ltd. (Energy Equipment & Services)	590	3,239
Boston Omaha Corp.* - Class A (Media)	61	907
Boundless Bio, Inc.* (Biotechnology)	16	56
Bowhead Specialty Holdings, Inc.* (Insurance)	18	504
Bowman Consulting Group, Ltd.* (Construction & Engineering)	33	795
Box, Inc.* - Class A (Software)	350	11,456
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	164	507
Brandywine Realty Trust (Office REITs)	422	2,296
Braze, Inc.* - Class A (Software)	164	5,304
BRC, Inc.* - Class A (Food Products)	132	451
Bread Financial Holdings, Inc. (Consumer Finance)	124	5,899
Bridgebio Pharma, Inc.* (Biotechnology)	350	8,911
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	24	53
Bridgewater Bancshares, Inc.* (Banks)	49	694
Brightsphere Investment Group, Inc. (Capital Markets)	69	1,753
BrightSpire Capital, Inc. (Mortgage REITs)	321	1,798
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	134	1,967
BrightView Holdings, Inc.* (Commercial Services & Supplies)	145	2,282
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	110	8,418
Bristow Group, Inc.* (Energy Equipment & Services)	61	2,116
Broadstone Net Lease, Inc. (Diversified REITs)	469	8,887
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	476	3,232
Brookfield Business Corp. - Class A (Industrial Conglomerates)	65	1,646
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	299	12,985
Brookline Bancorp, Inc. (Banks)	220	2,220
BRT Apartments Corp. (Residential REITs)	28	492
Build-A-Bear Workshop, Inc. (Specialty Retail)	32	1,100
Bumble, Inc.* - Class A (Interactive Media & Services)	239	1,525
Burford Capital, Ltd. (Financial Services)	499	6,617
Burke & Herbert Financial Services Corp. (Banks)	34	2,074
Business First Bancshares, Inc. (Banks)	60	1,540
Byline Bancorp, Inc. (Banks)	77	2,061
Byrna Technologies, Inc.* (Aerospace & Defense)	43	730
C3.ai, Inc.* - Class A (Software)	210	5,088
C4 Therapeutics, Inc.* (Biotechnology)	146	832
Cabaletta Bio, Inc.* (Biotechnology)	110	519
Cable One, Inc. (Media)	14	4,897
Cabot Corp. (Chemicals)	135	15,089
Cactus, Inc. - Class A (Energy Equipment & Services)	163	9,726
Cadence Bank (Banks)	453	14,427
Cadiz, Inc.* (Water Utilities)	105	318
Cadre Holdings, Inc. (Aerospace & Defense)	65	2,467
Caesarstone, Ltd.* (Building Products)	51	233
Calavo Growers, Inc. (Food Products)	42	1,198
Caledonia Mining Corp. PLC (Metals & Mining)	41	613

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Caleres, Inc. (Specialty Retail)	85	$2,809
California BanCorp* (Banks)	61	902
California Resources Corp. (Oil, Gas & Consumable Fuels)	172	9,025
California Water Service Group (Water Utilities)	144	7,807
Calix, Inc.* (Communications Equipment)	146	5,662
Cal-Maine Foods, Inc. (Food Products)	102	7,634
Camden National Corp. (Banks)	36	1,488
Camping World Holdings, Inc. - Class A (Specialty Retail)	105	2,543
Candel Therapeutics, Inc.* (Biotechnology)	50	347
Cannae Holdings, Inc. (Financial Services)	140	2,668
Canoo, Inc.*(a) (Automobiles)	163	160
Cantaloupe, Inc.* (Financial Services)	145	1,073
Capital Bancorp, Inc. (Banks)	23	591
Capital City Bank Group, Inc. (Banks)	34	1,200
Capitol Federal Financial, Inc. (Banks)	309	1,805
Capricor Therapeutics, Inc.* (Biotechnology)	64	973
Cardiff Oncology, Inc.* (Biotechnology)	97	259
Cardlytics, Inc.* (Media)	101	323
CareDx, Inc.* (Biotechnology)	126	3,934
CareTrust REIT, Inc. (Health Care REITs)	355	10,956
Cargo Therapeutics, Inc.* (Biotechnology)	85	1,568
Cargurus, Inc.* (Interactive Media & Services)	220	6,606
Caribou Biosciences, Inc.* (Biotechnology)	205	402
Carpenter Technology Corp. (Metals & Mining)	118	18,829
Carriage Services, Inc. (Diversified Consumer Services)	34	1,116
Cars.com, Inc.* (Interactive Media & Services)	164	2,749
Carter Bankshares, Inc.* (Banks)	57	991
Cartesian Therapeutics, Inc.* (Biotechnology)	18	290
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	154	15,321
Cass Information Systems, Inc. (Financial Services)	34	1,410
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	101	2,972
Castle Biosciences, Inc.* (Health Care Providers & Services)	64	1,825
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	278	5,527
Cathay General Bancorp (Banks)	173	7,430
Cavco Industries, Inc.* (Household Durables)	21	8,993
CBIZ, Inc.* (Professional Services)	119	8,008
CBL & Associates Properties, Inc. (Retail REITs)	57	1,436
CECO Environmental Corp.* (Commercial Services & Supplies)	73	2,059
Celcuity, Inc.* (Biotechnology)	67	999
Celldex Therapeutics, Inc.* (Biotechnology)	161	5,472
Centerspace (Residential REITs)	38	2,678
Central Garden & Pet Co.* (Household Products)	24	875
Central Garden & Pet Co.* - Class A (Household Products)	130	4,082
Central Pacific Financial Corp. (Banks)	66	1,948
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	35	1,920
Centuri Holdings, Inc.*(a) (Construction & Engineering)	34	549
Century Aluminum Co.* (Metals & Mining)	131	2,126
Century Communities, Inc. (Household Durables)	70	7,209
Century Therapeutics, Inc.* (Biotechnology)	116	198
Cerence, Inc.* (Software)	102	321
Cerus Corp.* (Health Care Equipment & Supplies)	449	781
CervoMed, Inc.* (Biotechnology)	13	190
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,401
CG Oncology, Inc.* (Biotechnology)	118	4,452
Champion Homes, Inc.* (Household Durables)	134	12,710
ChampionX Corp. (Energy Equipment & Services)	475	14,320
ChargePoint Holdings, Inc.* (Electrical Equipment)	966	1,323
Chart Industries, Inc.* (Machinery)	107	13,283
Chatham Lodging Trust (Hotel & Resort REITs)	120	1,022
Chegg, Inc.* (Diversified Consumer Services)	247	437
Chemung Financial Corp. (Banks)	8	384
Chesapeake Utilities Corp. (Gas Utilities)	55	6,829
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	42	651
Chimera Investment Corp. (Mortgage REITs)	200	3,166
ChoiceOne Financial Services, Inc. (Banks)	21	649
ChromaDex Corp.* (Life Sciences Tools & Services)	122	445
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	43	1,608
Cibus, Inc.* (Biotechnology)	38	124
Cimpress PLC* (Commercial Services & Supplies)	43	3,523
Cinemark Holdings, Inc.* (Entertainment)	275	7,656
Cipher Mining, Inc.* (Software)	449	1,738
Citi Trends, Inc.* (Specialty Retail)	16	294
Citizens & Northern Corp. (Banks)	37	729
Citizens Financial Services, Inc. (Banks)	11	646
City Holding Co. (Banks)	36	4,226
City Office REIT, Inc. (Office REITs)	97	566
Civista Bancshares, Inc. (Banks)	38	677
Claros Mortgage Trust, Inc. (Mortgage REITs)	215	1,610
Clarus Corp. (Leisure Products)	76	342
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	425	1,322
Cleanspark, Inc.* (Software)	569	5,314
Clear Channel Outdoor Holdings, Inc.* (Media)	878	1,405
Clear Secure, Inc. - Class A (Software)	218	7,225
Clearfield, Inc.* (Communications Equipment)	30	1,169
Clearwater Analytics Holdings, Inc.* - Class A (Software)	378	9,545
Clearwater Paper Corp.* (Paper & Forest Products)	40	1,142
Climb Bio, Inc.* (Biotechnology)	73	372

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	10	$995
Clipper Realty, Inc. (Residential REITs)	30	171
CNB Financial Corp. (Banks)	51	1,227
CNO Financial Group, Inc. (Insurance)	262	9,196
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	368	11,986
Coastal Financial Corp.* (Banks)	28	1,512
Codexis, Inc.* (Life Sciences Tools & Services)	174	536
Coeur Mining, Inc.* (Metals & Mining)	983	6,763
Cogent Biosciences, Inc.* (Biotechnology)	228	2,462
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	110	8,351
Cohen & Steers, Inc. (Capital Markets)	68	6,525
Coherus Biosciences, Inc.* (Biotechnology)	277	288
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	115	2,956
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	81	3,130
Colony Bankcorp, Inc. (Banks)	41	636
Columbia Financial, Inc.* (Banks)	68	1,161
Columbus McKinnon Corp. (Machinery)	71	2,556
Commercial Metals Co. (Metals & Mining)	288	15,828
Commercial Vehicle Group, Inc.* (Machinery)	83	270
CommScope Holding Co., Inc.* (Communications Equipment)	525	3,208
Community Financial System, Inc. (Banks)	130	7,549
Community Health Systems, Inc.* (Health Care Providers & Services)	312	1,894
Community Healthcare Trust, Inc. (Health Care REITs)	68	1,234
Community Trust Bancorp, Inc. (Banks)	38	1,887
Community West Bancshares (Banks)	42	809
CommVault Systems, Inc.* (Software)	109	16,769
Compass Diversified Holdings (Financial Services)	166	3,674
Compass Minerals International, Inc. (Metals & Mining)	86	1,034
Compass Therapeutics, Inc.* (Biotechnology)	254	467
Compass, Inc.* - Class A (Real Estate Management & Development)	943	5,762
CompoSecure, Inc. - Class A (Technology Hardware, Storage & Peripherals)	61	855
CompX International, Inc. (Commercial Services & Supplies)	4	117
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	230	2,560
Concentra Group Holdings Parent, Inc.* (Health Care Providers & Services)	57	1,275
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	59	342
Conduent, Inc.* (Professional Services)	393	1,584
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	57	7
CONMED Corp. (Health Care Equipment & Supplies)	77	5,538
ConnectOne Bancorp, Inc. (Banks)	90	2,255
Consensus Cloud Solutions, Inc.* (Software)	45	1,060
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	73	7,639
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	191	886
Consolidated Water Co., Ltd. (Water Utilities)	37	933
Constellium SE* (Metals & Mining)	322	5,236
Construction Partners, Inc.* - Class A (Construction & Engineering)	107	7,469
Consumer Portfolio Services, Inc.* (Consumer Finance)	21	197
Contango ORE, Inc.* (Metals & Mining)	26	501
Contineum Therapeutics, Inc.* - Class A (Pharmaceuticals)	14	268
Cooper-Standard Holdings, Inc.* (Automobile Components)	42	583
COPT Defense Properties (Office REITs)	280	8,492
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	26	536
Corcept Therapeutics, Inc.* (Pharmaceuticals)	201	9,301
Core Laboratories, Inc. (Energy Equipment & Services)	117	2,168
Core Molding Technologies, Inc.* (Chemicals)	19	327
Core Scientific, Inc.* (IT Services)	444	5,266
CoreCivic, Inc.* (Commercial Services & Supplies)	274	3,466
CorMedix, Inc.* (Pharmaceuticals)	137	1,107
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	111	773
CorVel Corp.* (Health Care Providers & Services)	22	7,192
Costamare, Inc. (Marine Transportation)	107	1,682
Couchbase, Inc.* (IT Services)	97	1,564
Coursera, Inc.* (Diversified Consumer Services)	342	2,715
Covenant Logistics Group, Inc. (Ground Transportation)	20	1,057
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	12	334
CRA International, Inc. (Professional Services)	16	2,805
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	55	2,494
Crawford & Co. - Class A (Insurance)	38	417
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	320	9,856
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	357	3,909
Cricut, Inc. - Class A (Household Durables)	117	811
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	194	9,913
Critical Metals Corp.* (Metals & Mining)	18	134
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	80	1,075
CrossFirst Bankshares, Inc.* (Banks)	113	1,886
CryoPort, Inc.* (Life Sciences Tools & Services)	109	884
CS Disco, Inc.* (Software)	72	423
CSG Systems International, Inc. (Professional Services)	74	3,600

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CSW Industrials, Inc. (Building Products)	41	$15,021
CTO Realty Growth, Inc. (Diversified REITs)	55	1,046
CTS Corp. (Electronic Equipment, Instruments & Components)	75	3,629
Cullinan Therapeutics, Inc.* (Biotechnology)	129	2,159
Cushman & Wakefield PLC* (Real Estate Management & Development)	570	7,770
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	127	438
Customers Bancorp, Inc.* (Banks)	74	3,437
CVB Financial Corp. (Banks)	330	5,881
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	85	1,958
CVRx, Inc.* (Health Care Equipment & Supplies)	33	291
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	302	1,673
Cytokinetics, Inc.* (Biotechnology)	284	14,995
Daily Journal Corp.* (Media)	3	1,470
Dakota Gold Corp.* (Metals & Mining)	168	396
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	92	1,188
Dana, Inc. (Automobile Components)	325	3,432
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	80	2,724
Dave, Inc.* (Software)	19	759
Day One Biopharmaceuticals, Inc.* (Biotechnology)	129	1,797
Definitive Healthcare Corp.* (Health Care Technology)	133	595
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	158	2,963
Deluxe Corp. (Commercial Services & Supplies)	110	2,144
Denali Therapeutics, Inc.* (Biotechnology)	309	9,001
Denny’s Corp.* (Hotels, Restaurants & Leisure)	125	806
Design Therapeutics, Inc.* (Biotechnology)	78	420
Designer Brands, Inc. - Class A (Specialty Retail)	106	782
Despegar.com Corp.* (Hotels, Restaurants & Leisure)	153	1,897
Destination XL Group, Inc.* (Specialty Retail)	133	391
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	336	3,706
Diamond Hill Investment Group, Inc. (Capital Markets)	7	1,131
DiamondRock Hospitality Co. (Hotel & Resort REITs)	524	4,575
Dianthus Therapeutics, Inc.* (Biotechnology)	59	1,615
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	63	2,814
Digi International, Inc.* (Communications Equipment)	89	2,450
Digimarc Corp.* (Software)	38	1,021
Digital Turbine, Inc.* (Software)	239	734
DigitalBridge Group, Inc. (Real Estate Management & Development)	396	5,595
DigitalOcean Holdings, Inc.* (IT Services)	163	6,583
Dime Community Bancshares, Inc. (Banks)	88	2,534
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	38	1,187
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	114	7,306
Disc Medicine, Inc.* (Biotechnology)	49	2,408
Distribution Solutions Group, Inc.* (Building Products)	26	1,001
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	117	1,331
Diversified Healthcare Trust (Health Care REITs)	543	2,275
DLH Holdings Corp.* (Professional Services)	21	197
DMC Global, Inc.* (Energy Equipment & Services)	49	636
DNOW, Inc.* (Trading Companies & Distributors)	262	3,388
DocGo, Inc.* (Health Care Providers & Services)	253	840
Dole PLC (Food Products)	187	3,046
Domo, Inc.* - Class B (Software)	84	631
Donegal Group, Inc. - Class A (Insurance)	38	560
Donnelley Financial Solutions, Inc.* (Capital Markets)	64	4,213
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	90	3,098
Dorman Products, Inc.* (Automobile Components)	65	7,353
Douglas Dynamics, Inc. (Machinery)	56	1,544
Douglas Emmett, Inc. (Office REITs)	402	7,063
Dream Finders Homes, Inc.* - Class A (Household Durables)	70	2,535
Drilling Tools International Corp.* (Energy Equipment & Services)	29	108
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	149	2,126
Ducommun, Inc.* (Aerospace & Defense)	34	2,238
D-Wave Quantum, Inc.* (Software)	218	214
DXP Enterprises, Inc.* (Trading Companies & Distributors)	31	1,654
Dycom Industries, Inc.* (Construction & Engineering)	71	13,994
Dynavax Technologies Corp.* (Biotechnology)	328	3,654
Dyne Therapeutics, Inc.* (Biotechnology)	201	7,220
Dynex Capital, Inc. (Mortgage REITs)	185	2,361
E2open Parent Holdings, Inc.* (Software)	509	2,245
Eagle Bancorp, Inc. (Banks)	73	1,648
Easterly Government Properties, Inc. (Office REITs)	242	3,286
Eastern Bankshares, Inc. (Banks)	480	7,867
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	151	713
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	303	7,520
Ecovyst, Inc.* (Chemicals)	290	1,987
Edgewell Personal Care Co. (Personal Care Products)	122	4,433
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	181	4,831
Editas Medicine, Inc.* (Biotechnology)	206	702
eGain Corp.* (Software)	48	245
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	63	863

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Elevation Oncology, Inc.* (Biotechnology)	130	$78
Ellington Financial, Inc. (Mortgage REITs)	206	2,655
Elme Communities (Residential REITs)	219	3,852
Embecta Corp. (Health Care Equipment & Supplies)	144	2,030
Emerald Holding, Inc. (Media)	38	190
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	36	189
Empire State Realty Trust, Inc. (Diversified REITs)	334	3,701
Employers Holdings, Inc. (Insurance)	61	2,926
Enact Holdings, Inc. (Financial Services)	73	2,652
Enanta Pharmaceuticals, Inc.* (Biotechnology)	50	518
Encore Capital Group, Inc.* (Consumer Finance)	58	2,742
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	452	1,826
Energizer Holdings, Inc. (Household Products)	179	5,685
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	460	2,525
Energy Recovery, Inc.* (Machinery)	141	2,452
Energy Vault Holdings, Inc.* (Electrical Equipment)	256	246
Enerpac Tool Group Corp. (Machinery)	135	5,655
EnerSys (Electrical Equipment)	100	10,205
Enfusion, Inc.* - Class A (Software)	122	1,158
Enhabit, Inc.* (Health Care Providers & Services)	124	980
Enliven Therapeutics, Inc.* (Pharmaceuticals)	88	2,248
Ennis, Inc. (Commercial Services & Supplies)	63	1,532
Enova International, Inc.* (Consumer Finance)	63	5,279
Enovix Corp.*(a) (Electrical Equipment)	382	3,568
Enpro, Inc. (Machinery)	52	8,433
Enstar Group, Ltd.* (Insurance)	32	10,291
Enterprise Bancorp, Inc. (Banks)	25	799
Enterprise Financial Services Corp. (Banks)	92	4,716
Entrada Therapeutics, Inc.* (Biotechnology)	61	975
Entravision Communications Corp. - Class A (Media)	153	317
Envestnet, Inc.* (Software)	126	7,890
Enviri Corp.* (Commercial Services & Supplies)	197	2,037
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	65	6,392
Equity Bancshares, Inc. - Class A (Banks)	36	1,472
Equity Commonwealth* (Office REITs)	263	5,234
Erasca, Inc.* (Biotechnology)	442	1,207
Escalade, Inc. (Leisure Products)	25	352
ESCO Technologies, Inc. (Machinery)	64	8,255
Esperion Therapeutics, Inc.* (Pharmaceuticals)	470	776
Esquire Financial Holdings, Inc. (Banks)	18	1,174
ESSA Bancorp, Inc. (Banks)	21	404
Essent Group, Ltd. (Financial Services)	260	16,716
Essential Properties Realty Trust, Inc. (Diversified REITs)	437	14,923
Ethan Allen Interiors, Inc. (Household Durables)	57	1,818
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	84	571
Eve Holding, Inc.* (Aerospace & Defense)	75	243
Eventbrite, Inc.* - Class A (Interactive Media & Services)	200	546
EverCommerce, Inc.* (Software)	53	549
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	197	2,589
EverQuote, Inc.* - Class A (Interactive Media & Services)	62	1,308
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	48	283
EVERTEC, Inc. (Financial Services)	160	5,422
EVgo, Inc.* (Specialty Retail)	251	1,039
EVI Industries, Inc. (Trading Companies & Distributors)	13	251
Evolent Health, Inc.* - Class A (Health Care Technology)	287	8,116
Evolus, Inc.* (Pharmaceuticals)	138	2,236
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	76	404
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	325	1,316
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	43	946
ExlService Holdings, Inc.* (Professional Services)	391	14,916
eXp World Holdings, Inc. (Real Estate Management & Development)	204	2,874
Exponent, Inc. (Professional Services)	126	14,525
Expro Group Holdings N.V.* (Energy Equipment & Services)	236	4,052
Extreme Networks, Inc.* (Communications Equipment)	313	4,704
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	124	991
F&G Annuities & Life, Inc. (Insurance)	46	2,057
Fabrinet* (Electronic Equipment, Instruments & Components)	91	21,517
Farmers & Merchants Bancorp, Inc. (Banks)	32	885
Farmers National Banc Corp. (Banks)	91	1,376
Farmland Partners, Inc. (Specialized REITs)	109	1,139
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	48	919
Fastly, Inc.* - Class A (IT Services)	321	2,430
Fate Therapeutics, Inc.* (Biotechnology)	249	872
FB Financial Corp. (Banks)	88	4,130
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	23	4,310
Federal Signal Corp. (Machinery)	150	14,019
Fennec Pharmaceuticals, Inc.* (Biotechnology)	58	290
Fibrobiologics, Inc.* (Biotechnology)	69	213
Fidelis Insurance Holdings, Ltd. (Insurance)	130	2,348
Fidelity D&D Bancorp, Inc. (Banks)	12	592

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	323	$2,209
Financial Institutions, Inc. (Banks)	38	968
First Advantage Corp.* (Professional Services)	126	2,501
First Bancorp (Banks)	100	4,159
First BanCorp (Banks)	403	8,532
First Bank/Hamilton NJ (Banks)	52	790
First Busey Corp. (Banks)	133	3,461
First Business Financial Services, Inc. (Banks)	20	912
First Commonwealth Financial Corp. (Banks)	252	4,322
First Community Bankshares, Inc. (Banks)	42	1,812
First Financial Bancorp (Banks)	235	5,929
First Financial Bankshares, Inc. (Banks)	324	11,991
First Financial Corp. (Banks)	28	1,228
First Financial Northwest, Inc. (Banks)	17	383
First Foundation, Inc. (Banks)	156	973
First Internet Bancorp (Banks)	20	685
First Interstate BancSystem, Inc. - Class A (Banks)	197	6,044
First Merchants Corp. (Banks)	145	5,394
First Mid Bancshares, Inc. (Banks)	57	2,218
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	76	1,186
First Western Financial, Inc.* (Banks)	20	400
FirstCash Holdings, Inc. (Consumer Finance)	96	11,020
FiscalNote Holdings, Inc.* (Professional Services)	150	192
Five Star Bancorp (Banks)	42	1,249
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	76	1,933
Flexsteel Industries, Inc. (Household Durables)	11	487
Fluence Energy, Inc.* (Electrical Equipment)	151	3,429
Fluor Corp.* (Construction & Engineering)	425	20,276
Flushing Financial Corp. (Banks)	69	1,006
Flywire Corp.* (Financial Services)	300	4,917
Foghorn Therapeutics, Inc.* (Biotechnology)	63	587
Foot Locker, Inc. (Specialty Retail)	208	5,375
Forafric Global PLC* (Food Products)	14	159
Forestar Group, Inc.* (Real Estate Management & Development)	47	1,521
Forge Global Holdings, Inc.* (Capital Markets)	286	375
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	193	8,878
Forrester Research, Inc.* (Professional Services)	29	522
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	29	448
Forward Air Corp. (Air Freight & Logistics)	62	2,195
Four Corners Property Trust, Inc. (Specialized REITs)	228	6,683
Fox Factory Holding Corp.* (Automobile Components)	105	4,358
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	85	215
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	204	2,664
Franklin Covey Co.* (Professional Services)	28	1,152
Franklin Electric Co., Inc. (Machinery)	113	11,845
Franklin Street Properties Corp. (Office REITs)	243	430
Fresh Del Monte Produce, Inc. (Food Products)	84	2,481
Freshworks, Inc.* - Class A (Software)	515	5,912
Freyr Battery, Inc.* (Electrical Equipment)	279	271
Frontdoor, Inc.* (Diversified Consumer Services)	195	9,358
Frontier Group Holdings, Inc.* (Passenger Airlines)	105	562
FRP Holdings, Inc.* (Real Estate Management & Development)	33	985
FS Bancorp, Inc. (Banks)	17	756
FTAI Aviation, Ltd. (Trading Companies & Distributors)	253	33,625
FTAI Infrastructure, Inc. (Ground Transportation)	251	2,349
fuboTV, Inc.* (Interactive Media & Services)	731	1,038
FuelCell Energy, Inc.*(a) (Electrical Equipment)	1,242	472
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	154	550
Fulgent Genetics, Inc.* (Health Care Providers & Services)	51	1,108
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	82	412
Fulton Financial Corp. (Banks)	452	8,195
Funko, Inc.* - Class A (Leisure Products)	78	953
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	65	374
FVCBankcorp, Inc.* (Banks)	41	535
Galectin Therapeutics, Inc.* (Biotechnology)	51	140
Gambling.com Group, Ltd.* (Media)	43	431
Gannett Co., Inc.* (Media)	353	1,984
GATX Corp. (Trading Companies & Distributors)	89	11,788
GCM Grosvenor, Inc. - Class A (Capital Markets)	106	1,200
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	19	64
Genco Shipping & Trading, Ltd. (Marine Transportation)	105	2,048
Gencor Industries, Inc.* (Machinery)	26	542
GeneDx Holdings Corp.* (Health Care Providers & Services)	31	1,316
Generation Bio Co.* (Biotechnology)	123	304
Genesco, Inc.* (Specialty Retail)	27	734
Genie Energy, Ltd. - Class B (Electric Utilities)	32	520
Gentherm, Inc.* (Automobile Components)	78	3,631
Genworth Financial, Inc.* (Insurance)	1,071	7,336
Geospace Technologies Corp.* (Energy Equipment & Services)	31	321
German American Bancorp, Inc. (Banks)	71	2,751
Geron Corp.* (Biotechnology)	1,448	6,574
Getty Images Holdings, Inc.* (Interactive Media & Services)	250	953
Getty Realty Corp. (Retail REITs)	123	3,913
Gibraltar Industries, Inc.* (Building Products)	76	5,315

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
GigaCloud Technology, Inc.* - Class A (Distributors)	58	$1,332
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	101	3,083
Glacier Bancorp, Inc. (Banks)	283	12,932
Gladstone Commercial Corp. (Diversified REITs)	100	1,624
Gladstone Land Corp. (Specialized REITs)	84	1,168
Glaukos Corp.* (Health Care Equipment & Supplies)	122	15,894
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	312	2,399
Global Industrial Co. (Trading Companies & Distributors)	34	1,155
Global Medical REIT, Inc. (Health Care REITs)	151	1,496
Global Net Lease, Inc. (Diversified REITs)	500	4,210
Global Water Resources, Inc. (Water Utilities)	29	365
Globalstar, Inc.* (Diversified Telecommunication Services)	1,815	2,251
GMS, Inc.* (Trading Companies & Distributors)	100	9,057
Gogo, Inc.* (Wireless Telecommunication Services)	161	1,156
GoHealth, Inc.* - Class A (Insurance)	11	103
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	246	9,043
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	50	1,590
Golden Matrix Group, Inc.* (Entertainment)	50	117
Golden Ocean Group, Ltd. (Marine Transportation)	303	4,054
Goosehead Insurance, Inc.* - Class A (Insurance)	56	5,001
GoPro, Inc.* - Class A (Household Durables)	311	423
GrafTech International, Ltd.* (Electrical Equipment)	644	850
Graham Corp.* (Machinery)	26	769
Graham Holdings Co. - Class B (Diversified Consumer Services)	8	6,574
Granite Construction, Inc. (Construction & Engineering)	110	8,721
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	125	396
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	131	778
Gray Television, Inc. (Media)	213	1,142
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	164	1,727
Great Southern Bancorp, Inc. (Banks)	21	1,204
Green Brick Partners, Inc.* (Household Durables)	77	6,431
Green Dot Corp.* - Class A (Consumer Finance)	132	1,546
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	159	2,153
Greene County Bancorp, Inc. (Banks)	17	525
Greenlight Capital Re, Ltd.* - Class A (Insurance)	69	942
Greenwich Lifesciences, Inc.* (Biotechnology)	15	216
Greif, Inc. - Class A (Containers & Packaging)	62	3,885
Greif, Inc. - Class B (Containers & Packaging)	12	838
Grid Dynamics Holdings, Inc.* (IT Services)	142	1,988
Griffon Corp. (Building Products)	94	6,580
Grindr, Inc.* (Interactive Media & Services)	61	728
Group 1 Automotive, Inc. (Specialty Retail)	33	12,639
Groupon, Inc.* (Broadline Retail)	58	567
GrowGeneration Corp.* (Specialty Retail)	143	305
Guaranty Bancshares, Inc. (Banks)	20	688
Guardant Health, Inc.* (Health Care Providers & Services)	294	6,744
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	32	4,843
Gyre Therapeutics, Inc.* (Biotechnology)	17	213
H&E Equipment Services, Inc. (Trading Companies & Distributors)	80	3,894
H.B. Fuller Co. (Chemicals)	136	10,796
Haemonetics Corp.* (Health Care Equipment & Supplies)	125	10,048
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	63	594
Halozyme Therapeutics, Inc.* (Biotechnology)	310	17,745
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	21	639
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	99	1,915
Hamilton Lane, Inc. - Class A (Capital Markets)	96	16,164
Hancock Whitney Corp. (Banks)	216	11,053
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	879	6,461
Hanmi Financial Corp. (Banks)	75	1,395
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	280	9,653
HarborOne Bancorp, Inc. (Banks)	95	1,233
Harmonic, Inc.* (Communications Equipment)	275	4,007
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	75	3,000
Harrow, Inc.* (Pharmaceuticals)	76	3,417
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	101	272
Haverty Furniture Cos., Inc. (Specialty Retail)	36	989
Hawaiian Electric Industries, Inc.* (Electric Utilities)	410	3,969
Hawkins, Inc. (Chemicals)	48	6,119
Haynes International, Inc. (Metals & Mining)	31	1,846
HBT Financial, Inc. (Banks)	32	700
HCI Group, Inc. (Insurance)	21	2,248
Health Catalyst, Inc.* (Health Care Technology)	145	1,180
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	183	2,044
HealthEquity, Inc.* (Health Care Providers & Services)	211	17,269
HealthStream, Inc. (Health Care Technology)	61	1,759

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Heartland Express, Inc. (Ground Transportation)	116	$1,424
Heartland Financial USA, Inc. (Banks)	106	6,010
Hecla Mining Co. (Metals & Mining)	1,462	9,752
Heidrick & Struggles International, Inc. (Professional Services)	50	1,943
Helen of Troy, Ltd.* (Household Durables)	57	3,525
Helios Technologies, Inc. (Machinery)	83	3,959
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	359	3,985
Helmerich & Payne, Inc. (Energy Equipment & Services)	240	7,301
Herbalife, Ltd.* (Personal Care Products)	249	1,790
Herc Holdings, Inc. (Trading Companies & Distributors)	70	11,160
Heritage Commerce Corp. (Banks)	148	1,462
Heritage Financial Corp. (Banks)	85	1,850
Heritage Insurance Holdings, Inc.* (Insurance)	57	698
Heron Therapeutics, Inc.* (Biotechnology)	292	581
Hertz Global Holdings, Inc.* (Ground Transportation)	305	1,007
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	99	353
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	36	500
Hillenbrand, Inc. (Machinery)	175	4,865
HilleVax, Inc.* (Biotechnology)	78	137
Hillman Solutions Corp.* (Machinery)	489	5,164
Hilltop Holdings, Inc. (Banks)	116	3,731
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	184	6,683
Himalaya Shipping, Ltd. (Marine Transportation)	74	641
Hims & Hers Health, Inc.* (Health Care Providers & Services)	472	8,694
Hingham Institution For Savings The (Banks)	4	973
Hippo Holdings, Inc.* (Insurance)	49	827
HireQuest, Inc. (Professional Services)	14	198
HNI Corp. (Commercial Services & Supplies)	117	6,299
Holley, Inc.* (Automobile Components)	116	342
Home Bancorp, Inc. (Banks)	18	802
Home BancShares, Inc. (Banks)	469	12,705
HomeStreet, Inc. (Banks)	46	725
HomeTrust Bancshares, Inc. (Banks)	37	1,261
Hooker Furnishings Corp. (Household Durables)	26	470
Hope Bancorp, Inc. (Banks)	288	3,617
Horace Mann Educators Corp. (Insurance)	102	3,565
Horizon Bancorp, Inc. (Banks)	108	1,679
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	12	2,452
Hub Group, Inc. - Class A (Air Freight & Logistics)	152	6,908
Hudson Pacific Properties, Inc. (Office REITs)	340	1,625
Hudson Technologies, Inc.* (Trading Companies & Distributors)	111	926
Humacyte, Inc.* (Biotechnology)	219	1,191
Huron Consulting Group, Inc.* (Professional Services)	44	4,783
Hut 8 Corp.* (Software)	202	2,477
Hyliion Holdings Corp.* (Machinery)	351	870
Hyster-Yale, Inc. (Machinery)	29	1,849
I3 Verticals, Inc.* - Class A (Financial Services)	56	1,193
i-80 Gold Corp.* (Metals & Mining)	788	914
IBEX Holdings, Ltd.* (Professional Services)	22	440
Ibotta, Inc.* - Class A (Media)	19	1,171
ICF International, Inc. (Professional Services)	46	7,672
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	82	2,608
ICU Medical, Inc.* (Health Care Equipment & Supplies)	53	9,658
Ideaya Biosciences, Inc.* (Biotechnology)	207	6,558
IDT Corp. - Class B (Diversified Telecommunication Services)	38	1,450
IES Holdings, Inc.* (Construction & Engineering)	20	3,992
IGM Biosciences, Inc.*(a) (Biotechnology)	38	629
iHeartMedia, Inc.* - Class A (Media)	257	475
iLearningEngines Holdings, Inc.* (Software)	73	122
IMAX Corp.* (Entertainment)	107	2,195
Immersion Corp. (Technology Hardware, Storage & Peripherals)	75	669
ImmunityBio, Inc.*(a) (Biotechnology)	360	1,339
Immunome, Inc.* (Biotechnology)	128	1,871
Immunovant, Inc.* (Biotechnology)	144	4,105
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	57	12,342
Inari Medical, Inc.* (Health Care Equipment & Supplies)	132	5,444
Independence Realty Trust, Inc. (Residential REITs)	562	11,521
Independent Bank Corp. (Banks)	106	6,268
Independent Bank Corp. (Banks)	50	1,668
Independent Bank Group, Inc. (Banks)	90	5,189
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	408	1,628
Industrial Logistics Properties Trust (Industrial REITs)	162	771
Infinera Corp.*(a) (Communications Equipment)	504	3,402
Information Services Group, Inc. (IT Services)	88	290
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	50	335
Ingevity Corp.* (Chemicals)	91	3,549
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	36	2,686
Inhibrx Biosciences, Inc.* (Biotechnology)	29	454
Inmode, Ltd.* (Health Care Equipment & Supplies)	198	3,356
Inmune Bio, Inc.* (Biotechnology)	34	183
Innodata, Inc.* (Professional Services)	67	1,124
Innospec, Inc. (Chemicals)	62	7,012
Innovage Holding Corp.* (Health Care Providers & Services)	47	282
Innovative Industrial Properties, Inc. (Industrial REITs)	70	9,422
Innovex International, Inc.* (Energy Equipment & Services)	85	1,248

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Innovid Corp.* (Media)	265	$477
Innoviva, Inc.* (Pharmaceuticals)	138	2,665
Inogen, Inc.* (Health Care Equipment & Supplies)	59	572
Inovio Pharmaceuticals, Inc.* (Biotechnology)	65	376
Inozyme Pharma, Inc.* (Biotechnology)	129	675
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	69	14,862
Insmed, Inc.* (Biotechnology)	391	28,544
Insperity, Inc. (Professional Services)	89	7,832
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	55	510
Installed Building Products, Inc. (Household Durables)	60	14,776
Insteel Industries, Inc. (Building Products)	47	1,461
Instructure Holdings, Inc.* (Software)	55	1,295
Intapp, Inc.* (Software)	97	4,640
Integer Holdings Corp.* (Health Care Equipment & Supplies)	83	10,790
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	168	3,053
Integral Ad Science Holding Corp.* (Media)	180	1,946
Intellia Therapeutics, Inc.* (Biotechnology)	240	4,932
Inter Parfums, Inc. (Personal Care Products)	45	5,826
InterDigital, Inc. (Software)	63	8,923
Interface, Inc. (Commercial Services & Supplies)	143	2,713
International Bancshares Corp. (Banks)	135	8,072
International Game Technology PLC (Hotels, Restaurants & Leisure)	283	6,028
International Money Express, Inc.* (Financial Services)	79	1,461
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	101	5,208
Intrepid Potash, Inc.* (Chemicals)	27	648
Intuitive Machines, Inc.* (Aerospace & Defense)	71	572
InvenTrust Properties Corp. (Retail REITs)	170	4,823
Invesco Mortgage Capital, Inc. (Mortgage REITs)	122	1,146
Investar Holding Corp. (Banks)	23	446
Investors Title Co. (Insurance)	4	919
Invivyd, Inc.* (Biotechnology)	197	201
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	494	4,317
Iovance Biotherapeutics, Inc.* (Biotechnology)	630	5,916
iRadimed Corp. (Health Care Equipment & Supplies)	20	1,006
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	78	5,791
iRobot Corp.* (Household Durables)	71	617
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	352	1,450
Ispire Technology, Inc.* (Tobacco)	48	298
iTeos Therapeutics, Inc.* (Biotechnology)	66	674
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	106	757
Itron, Inc.* (Electronic Equipment, Instruments & Components)	114	12,176
Ivanhoe Electric, Inc.* (Metals & Mining)	208	1,760
J & J Snack Foods Corp. (Food Products)	38	6,541
J Jill, Inc. (Specialty Retail)	14	345
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	49	2,280
Jackson Financial, Inc. - Class A (Financial Services)	190	17,335
JAKKS Pacific, Inc.* (Leisure Products)	20	510
James River Group Holdings, Ltd. (Insurance)	78	489
Jamf Holding Corp.* (Software)	204	3,539
Janus International Group, Inc.* (Building Products)	353	3,569
Janux Therapeutics, Inc.* (Biotechnology)	70	3,180
Jasper Therapeutics, Inc.* (Biotechnology)	28	527
JBG SMITH Properties (Office REITs)	208	3,636
JELD-WEN Holding, Inc.* (Building Products)	214	3,383
JetBlue Airways Corp.* (Passenger Airlines)	777	5,097
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,000	5,030
John B Sanfilippo & Son, Inc. (Food Products)	22	2,075
John Bean Technologies Corp. (Machinery)	79	7,782
John Marshall Bancorp, Inc. (Banks)	31	613
John Wiley & Sons, Inc. - Class A (Media)	90	4,343
Johnson Outdoors, Inc. - Class A (Leisure Products)	12	434
Kadant, Inc. (Machinery)	29	9,802
Kaiser Aluminum Corp. (Metals & Mining)	40	2,901
Kaltura, Inc.* (Software)	239	325
KalVista Pharmaceuticals, Inc.* (Biotechnology)	96	1,112
Karat Packaging, Inc. (Trading Companies & Distributors)	17	440
KB Home (Household Durables)	167	14,310
Kearny Financial Corp. (Banks)	136	934
Kelly Services, Inc. - Class A (Professional Services)	77	1,649
Kennametal, Inc. (Machinery)	197	5,108
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	283	3,127
Keros Therapeutics, Inc.* (Biotechnology)	73	4,239
Kforce, Inc. (Professional Services)	46	2,827
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	61	1,129
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	95	4,300
Kingsway Financial Services, Inc.* (Insurance)	32	265
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	93	2,324
Kite Realty Group Trust (Retail REITs)	540	14,342
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	146	1,803
Knife River Corp.* (Construction Materials)	141	12,604
Knowles Corp.* (Electronic Equipment, Instruments & Components)	216	3,894
Kodiak Gas Services, Inc. (Energy Equipment & Services)	50	1,450
Kodiak Sciences, Inc.* (Biotechnology)	81	211
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	139	11,368
Koppers Holdings, Inc. (Chemicals)	51	1,863

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Korn Ferry (Professional Services)	129	$9,706
Korro Bio, Inc.* (Biotechnology)	15	501
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,164	4,691
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	368	8,574
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	213	2,288
Kronos Worldwide, Inc. (Chemicals)	54	672
Krystal Biotech, Inc.* (Biotechnology)	62	11,286
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	134	6,047
Kura Oncology, Inc.* (Biotechnology)	180	3,517
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	15	1,208
Kymera Therapeutics, Inc.* (Biotechnology)	111	5,254
Kyverna Therapeutics, Inc.* (Biotechnology)	42	205
L B Foster Co.* - Class A (Machinery)	23	470
Ladder Capital Corp. (Mortgage REITs)	282	3,271
Lakeland Financial Corp. (Banks)	62	4,037
Lancaster Colony Corp. (Food Products)	49	8,651
Lands’ End, Inc.* (Specialty Retail)	35	604
Landsea Homes Corp.* (Household Durables)	45	556
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	171	18,767
LanzaTech Global, Inc.* (Commercial Services & Supplies)	278	531
Larimar Therapeutics, Inc.* (Biotechnology)	105	688
Latham Group, Inc.* (Leisure Products)	101	687
Laureate Education, Inc. (Diversified Consumer Services)	334	5,548
La-Z-Boy, Inc. (Household Durables)	105	4,508
LCI Industries (Automobile Components)	62	7,473
LCNB Corp. (Banks)	32	482
Legacy Housing Corp.* (Household Durables)	28	766
Legalzoom.com, Inc.* (Professional Services)	343	2,178
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	50	4,645
Lemonade, Inc.* (Insurance)	128	2,111
LendingClub Corp.* (Consumer Finance)	272	3,109
LendingTree, Inc.* (Consumer Finance)	25	1,451
LENZ Therapeutics, Inc.* (Biotechnology)	31	736
Leonardo DRS, Inc.* (Aerospace & Defense)	183	5,164
Leslie’s, Inc.* (Specialty Retail)	447	1,413
Lexeo Therapeutics, Inc.* (Biotechnology)	59	533
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	286	449
LGI Homes, Inc.* (Household Durables)	52	6,163
Liberty Energy, Inc. (Energy Equipment & Services)	402	7,674
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	80	766
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	323	3,065
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	148	3,614
Life360, Inc.* (Software)	14	551
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	56	276
LifeMD, Inc.* (Health Care Technology)	88	461
LifeStance Health Group, Inc.* (Health Care Providers & Services)	347	2,429
Lifetime Brands, Inc. (Household Durables)	31	203
Lifeway Foods, Inc.* (Food Products)	11	285
Lifezone Metals, Ltd.* (Metals & Mining)	91	637
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	42	4,204
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	299	825
Limbach Holdings, Inc.* (Construction & Engineering)	25	1,894
Limoneira Co. (Food Products)	41	1,087
Lincoln Educational Services Corp.* (Diversified Consumer Services)	65	776
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	88	814
Lindsay Corp. (Machinery)	27	3,365
Lineage Cell Therapeutics, Inc.* (Biotechnology)	368	333
LINKBANCORP, Inc. (Banks)	55	353
Lions Gate Entertainment Corp.* - Class A (Entertainment)	148	1,159
Lions Gate Entertainment Corp.* - Class B (Entertainment)	310	2,145
Liquidia Corp.* (Pharmaceuticals)	143	1,430
Liquidity Services, Inc.* (Commercial Services & Supplies)	53	1,208
LivaNova PLC* (Health Care Equipment & Supplies)	136	7,145
Live Oak Bancshares, Inc. (Banks)	86	4,074
LiveOne, Inc.* (Entertainment)	187	177
LiveRamp Holdings, Inc.* (Software)	164	4,064
Livewire Group, Inc.* (Automobiles)	45	275
Logility Supply Chain Solutions, Inc. (Software)	78	873
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	80	2,666
LSB Industries, Inc.* (Chemicals)	133	1,069
LSI Industries, Inc. (Electrical Equipment)	70	1,131
LTC Properties, Inc. (Health Care REITs)	107	3,926
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	2,519	17,886
Luminar Technologies, Inc.*(a) (Automobile Components)	834	750
Luxfer Holdings PLC (Machinery)	68	881
LXP Industrial Trust (Industrial REITs)	723	7,266
Lyell Immunopharma, Inc.* (Biotechnology)	400	552
Lyra Therapeutics, Inc.* (Pharmaceuticals)	120	31
M/I Homes, Inc.* (Household Durables)	66	11,310
MacroGenics, Inc.* (Biotechnology)	153	503
Madison Square Garden Entertainment Corp.* (Entertainment)	97	4,125
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	44	9,338
Magnite, Inc.* (Media)	313	4,335
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	431	10,525
Maiden Holdings, Ltd.* (Insurance)	219	388
Malibu Boats, Inc.* - Class A (Leisure Products)	50	1,941

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Mama’s Creations, Inc.* (Food Products)	82	$599
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	60	245
MannKind Corp.* (Biotechnology)	660	4,151
MARA Holdings, Inc.* (Software)	680	11,030
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	275	2,284
Marcus & Millichap, Inc. (Real Estate Management & Development)	58	2,299
Marine Products Corp. (Leisure Products)	22	213
MarineMax, Inc.* (Specialty Retail)	54	1,905
MarketWise, Inc. (Capital Markets)	96	64
Marqeta, Inc.* - Class A (Financial Services)	1,160	5,707
Marten Transport, Ltd. (Ground Transportation)	145	2,567
Masterbrand, Inc.* (Building Products)	315	5,840
MasterCraft Boat Holdings, Inc.* (Leisure Products)	42	765
Materion Corp. (Metals & Mining)	51	5,705
Mativ Holdings, Inc. (Chemicals)	134	2,277
Matrix Service Co.* (Construction & Engineering)	66	761
Matson, Inc. (Marine Transportation)	85	12,122
Matterport, Inc.* (Software)	661	2,975
Matthews International Corp. - Class A (Commercial Services & Supplies)	74	1,717
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	19	427
MaxCyte, Inc.* (Life Sciences Tools & Services)	260	1,011
Maximus, Inc. (Professional Services)	152	14,160
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	199	2,882
Mayville Engineering Co., Inc.* (Machinery)	32	675
MBIA, Inc. (Insurance)	111	396
McGrath RentCorp (Trading Companies & Distributors)	61	6,422
Medallion Financial Corp. (Consumer Finance)	47	383
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	74	1,340
Medifast, Inc.* (Personal Care Products)	27	517
MediWound, Ltd.* (Pharmaceuticals)	19	343
MeiraGTx Holdings PLC* (Biotechnology)	97	404
Mercantile Bank Corp. (Banks)	39	1,705
Merchants Bancorp (Financial Services)	45	2,023
Mercury General Corp. (Insurance)	67	4,220
Mercury Systems, Inc.* (Aerospace & Defense)	136	5,032
Meridianlink, Inc.* (Software)	67	1,378
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	142	14,034
Meritage Homes Corp. (Household Durables)	89	18,250
Mersana Therapeutics, Inc.* (Biotechnology)	282	533
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	13	1,688
Metagenomi, Inc.* (Biotechnology)	16	35
Metallus, Inc.* (Metals & Mining)	107	1,587
Metals Acquisition, Ltd.* - Class A (Metals & Mining)	134	1,856
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	88	1,052
Metrocity Bankshares, Inc. (Banks)	46	1,409
Metropolitan Bank Holding Corp.* (Banks)	26	1,367
MFA Financial, Inc. (Mortgage REITs)	255	3,244
MGE Energy, Inc. (Electric Utilities)	91	8,322
MGP Ingredients, Inc. (Beverages)	35	2,914
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	513	585
Mid Penn Bancorp, Inc. (Banks)	37	1,104
Middlefield Banc Corp. (Banks)	18	518
Middlesex Water Co. (Water Utilities)	44	2,871
Midland States Bancorp, Inc. (Banks)	51	1,141
MidWestOne Financial Group, Inc. (Banks)	36	1,027
Miller Industries, Inc. (Machinery)	28	1,708
MillerKnoll, Inc. (Commercial Services & Supplies)	174	4,308
MiMedx Group, Inc.* (Biotechnology)	295	1,743
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	179	1,019
Minerals Technologies, Inc. (Chemicals)	80	6,178
Mineralys Therapeutics, Inc.* (Biotechnology)	71	860
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	497	5,502
Mirum Pharmaceuticals, Inc.* (Biotechnology)	98	3,822
Mission Produce, Inc.* (Food Products)	108	1,385
Mister Car Wash, Inc.* (Diversified Consumer Services)	233	1,517
Mistras Group, Inc.* (Professional Services)	52	591
Mitek Systems, Inc.* (Software)	115	997
Modine Manufacturing Co.* (Automobile Components)	129	17,131
ModivCare, Inc.* (Health Care Providers & Services)	28	400
Moelis & Co. - Class A (Capital Markets)	176	12,058
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	32	2,537
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	95	132
Moneylion, Inc.* (Consumer Finance)	21	873
Monro, Inc. (Specialty Retail)	74	2,136
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	164	854
Monte Rosa Therapeutics, Inc.* (Biotechnology)	103	546
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	79	2,078
Moog, Inc. - Class A (Aerospace & Defense)	71	14,343
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	38	707
Mr. Cooper Group, Inc.* (Financial Services)	159	14,657
MRC Global, Inc.* (Trading Companies & Distributors)	210	2,675
Mueller Industries, Inc. (Machinery)	278	20,599
Mueller Water Products, Inc. - Class A (Machinery)	387	8,398
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	361	12,180

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MVB Financial Corp. (Banks)	29	$561
Myers Industries, Inc. (Containers & Packaging)	91	1,258
MYR Group, Inc.* (Construction & Engineering)	41	4,191
Myriad Genetics, Inc.* (Biotechnology)	223	6,108
N-able, Inc.* (Software)	178	2,325
Nabors Industries, Ltd.* (Energy Equipment & Services)	23	1,483
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	10	284
NANO Nuclear Energy, Inc.* (Electrical Equipment)	10	144
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	135	821
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	88	3,560
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	7	566
National Bank Holdings Corp. - Class A (Banks)	92	3,873
National Bankshares, Inc. (Banks)	14	419
National Beverage Corp. (Beverages)	58	2,723
National CineMedia, Inc.* (Media)	176	1,241
National Health Investors, Inc. (Health Care REITs)	104	8,742
National HealthCare Corp. (Health Care Providers & Services)	31	3,899
National Presto Industries, Inc. (Aerospace & Defense)	13	977
National Research Corp. (Health Care Providers & Services)	38	869
National Vision Holdings, Inc.* (Specialty Retail)	194	2,117
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	27	516
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	23	683
Nature’s Sunshine Products, Inc.* (Personal Care Products)	32	436
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	121	345
Navient Corp. (Consumer Finance)	197	3,071
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	314	769
NB Bancorp, Inc.* (Banks)	97	1,800
NBT Bancorp, Inc. (Banks)	115	5,086
NCR Atleos Corp.* (Financial Services)	180	5,135
NCR Voyix Corp.* (Software)	362	4,912
Nektar Therapeutics* (Pharmaceuticals)	444	577
Nelnet, Inc. - Class A (Consumer Finance)	35	3,965
Neogen Corp.* (Health Care Equipment & Supplies)	543	9,128
NeoGenomics, Inc.* (Health Care Providers & Services)	317	4,676
NerdWallet, Inc.* - Class A (Consumer Finance)	98	1,246
Nerdy, Inc.* (Diversified Consumer Services)	181	178
NET Lease Office Properties* (Office REITs)	37	1,133
Net Power, Inc.* (Electrical Equipment)	53	372
NETGEAR, Inc.* (Communications Equipment)	70	1,404
NetScout Systems, Inc.* (Communications Equipment)	172	3,741
NETSTREIT Corp. (Retail REITs)	194	3,207
Neumora Therapeutics, Inc.* (Pharmaceuticals)	209	2,761
Neurogene, Inc.* (Biotechnology)	26	1,091
NeuroPace, Inc.* (Health Care Equipment & Supplies)	34	237
Nevro Corp.* (Health Care Equipment & Supplies)	90	503
New Jersey Resources Corp. (Gas Utilities)	244	11,517
New York Community Bancorp, Inc. (Banks)	631	7,086
New York Mortgage Trust, Inc. (Mortgage REITs)	226	1,431
Newmark Group, Inc. - Class A (Real Estate Management & Development)	333	5,171
Newpark Resources, Inc.* (Energy Equipment & Services)	206	1,428
NewtekOne, Inc. (Financial Services)	58	723
NexPoint Diversified Real Estate Trust* (Diversified REITs)	82	513
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	20	313
NexPoint Residential Trust, Inc. (Residential REITs)	56	2,465
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	288	1,356
Nextdoor Holdings, Inc.* (Interactive Media & Services)	434	1,076
NextNav, Inc.* (Software)	187	1,401
NEXTracker, Inc.* - Class A (Electrical Equipment)	359	13,455
NI Holdings, Inc.* (Insurance)	19	298
Nicolet Bankshares, Inc. (Banks)	33	3,156
Nkarta, Inc.* (Biotechnology)	132	597
NL Industries, Inc. (Commercial Services & Supplies)	21	156
nLight, Inc.* (Electronic Equipment, Instruments & Components)	114	1,219
NMI Holdings, Inc.* (Financial Services)	195	8,032
NN, Inc.* (Machinery)	115	449
Noble Corp. PLC (Energy Equipment & Services)	344	12,431
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	507	1,861
Northeast Bank (Banks)	16	1,234
Northeast Community Bancorp, Inc. (Banks)	31	820
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	247	8,746
Northern Technologies International Corp. (Chemicals)	20	246
Northfield Bancorp, Inc. (Banks)	98	1,137
Northrim BanCorp, Inc. (Banks)	13	926
Northwest Bancshares, Inc. (Banks)	317	4,241
Northwest Natural Holding Co. (Gas Utilities)	94	3,837
Northwest Pipe Co.* (Construction & Engineering)	24	1,083
Northwestern Energy Group, Inc. (Multi-Utilities)	153	8,755

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Norwood Financial Corp. (Banks)	18	$496
Novagold Resources, Inc.* (Metals & Mining)	607	2,489
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	89	15,925
Novavax, Inc.* (Biotechnology)	351	4,433
Novocure, Ltd.* (Health Care Equipment & Supplies)	265	4,142
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	123	907
Nurix Therapeutics, Inc.* (Biotechnology)	159	3,573
NuScale Power Corp.*(a) (Electrical Equipment)	197	2,281
Nuvalent, Inc.* - Class A (Biotechnology)	86	8,798
Nuvation Bio, Inc.* (Pharmaceuticals)	451	1,033
NV5 Global, Inc.* (Professional Services)	36	3,365
NVE Corp. (Semiconductors & Semiconductor Equipment)	12	958
Oak Valley Bancorp (Banks)	17	452
Oceaneering International, Inc.* (Energy Equipment & Services)	252	6,267
OceanFirst Financial Corp. (Banks)	143	2,658
Ocugen, Inc.*(a) (Biotechnology)	637	632
Ocular Therapeutix, Inc.* (Pharmaceuticals)	387	3,367
Offerpad Solutions, Inc.* (Real Estate Management & Development)	26	106
OFG Bancorp (Banks)	114	5,121
O-I Glass, Inc.* (Containers & Packaging)	385	5,050
Oil States International, Inc.* (Energy Equipment & Services)	153	704
Oil-Dri Corp. of America (Household Products)	12	828
Olaplex Holdings, Inc.* (Personal Care Products)	345	811
Old National Bancorp (Banks)	783	14,610
Old Second Bancorp, Inc. (Banks)	108	1,684
Olema Pharmaceuticals, Inc.* (Biotechnology)	99	1,182
Olo, Inc.* - Class A (Software)	261	1,295
Olympic Steel, Inc. (Metals & Mining)	25	975
Omega Flex, Inc. (Machinery)	9	449
Omeros Corp.* (Pharmaceuticals)	139	552
OmniAb, Inc.* (Life Sciences Tools & Services)	230	973
Omnicell, Inc.* (Health Care Equipment & Supplies)	114	4,970
ON24, Inc.* (Software)	69	422
ONE Gas, Inc. (Gas Utilities)	140	10,419
One Liberty Properties, Inc. (Diversified REITs)	39	1,074
OneSpan, Inc.* (Software)	94	1,567
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	250	4,128
OneWater Marine, Inc.* (Specialty Retail)	30	717
Onity Group, Inc.* (Financial Services)	16	511
Ooma, Inc.* (Diversified Telecommunication Services)	61	695
Open Lending Corp.* (Capital Markets)	254	1,554
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,542	3,084
OPENLANE, Inc.* (Commercial Services & Supplies)	267	4,507
OPKO Health, Inc.*(a) (Health Care Providers & Services)	810	1,207
OppFi, Inc. (Consumer Finance)	46	218
OptimizeRx Corp.* (Health Care Technology)	44	340
Option Care Health, Inc.* (Health Care Providers & Services)	427	13,365
Orange County Bancorp, Inc. (Banks)	13	784
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	180	769
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	58	298
Orchid Island Capital, Inc. (Mortgage REITs)	178	1,463
Organogenesis Holdings, Inc.* (Biotechnology)	180	515
ORIC Pharmaceuticals, Inc.* (Biotechnology)	153	1,568
Origin Bancorp, Inc. (Banks)	73	2,348
Orion Group Holdings, Inc.* (Construction & Engineering)	77	444
Orion Office REIT, Inc. (Office REITs)	140	560
Orion SA (Chemicals)	143	2,547
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	134	10,310
Orrstown Financial Services, Inc. (Banks)	46	1,654
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	84	1,312
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	41	1,112
Oscar Health, Inc.* - Class A (Insurance)	483	10,244
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	40	6,073
Otter Tail Corp. (Electric Utilities)	103	8,050
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	108	680
Outbrain, Inc.* (Interactive Media & Services)	96	467
Outfront Media, Inc. (Specialized REITs)	368	6,764
Outlook Therapeutics, Inc.* (Biotechnology)	38	203
Ovid Therapeutics, Inc.* (Biotechnology)	147	173
Owens & Minor, Inc.* (Health Care Providers & Services)	188	2,950
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	37	3,210
P10, Inc. - Class A (Capital Markets)	101	1,082
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	681	1,158
Pacific Premier Bancorp, Inc. (Banks)	238	5,988
Pacira BioSciences, Inc.* (Pharmaceuticals)	114	1,716
PACS Group, Inc.* (Health Care Providers & Services)	98	3,917
Pactiv Evergreen, Inc. (Containers & Packaging)	101	1,163
Pagaya Technologies, Ltd.* - Class A (Software)	116	1,226
PagerDuty, Inc.* (Software)	229	4,248
Pagseguro Digital, Ltd.* - Class A (Financial Services)	469	4,038
Palomar Holdings, Inc.* (Insurance)	61	5,775
PAM Transportation Services, Inc.* (Ground Transportation)	15	278

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	78	$564
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	83	4,471
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	139	2,446
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	91	4,739
Paragon 28, Inc.* (Health Care Equipment & Supplies)	117	782
Paramount Group, Inc. (Office REITs)	459	2,258
Park Aerospace Corp. (Aerospace & Defense)	46	599
Park National Corp. (Banks)	36	6,047
Parke Bancorp, Inc. (Banks)	26	543
Park-Ohio Holdings Corp. (Machinery)	21	645
Pathward Financial, Inc. (Banks)	63	4,159
Patria Investments, Ltd. - Class A (Capital Markets)	137	1,530
Patrick Industries, Inc. (Automobile Components)	54	7,688
Patterson Cos., Inc. (Health Care Providers & Services)	196	4,281
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	967	7,398
Payoneer Global, Inc.* (Financial Services)	705	5,309
Paysafe, Ltd.* (Financial Services)	80	1,794
Paysign, Inc.* (Financial Services)	82	301
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	258	7,985
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	29	2,187
PCB Bancorp (Banks)	27	507
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	77	2,439
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	315	8,360
Peakstone Realty Trust (Office REITs)	91	1,240
Peapack-Gladstone Financial Corp. (Banks)	42	1,151
Pebblebrook Hotel Trust (Hotel & Resort REITs)	297	3,929
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	210	2,434
Peloton Interactive, Inc.* - Class A (Leisure Products)	851	3,983
PennyMac Financial Services, Inc. (Financial Services)	67	7,636
PennyMac Mortgage Investment Trust (Mortgage REITs)	216	3,080
Peoples Bancorp of North Carolina, Inc. (Banks)	11	279
Peoples Bancorp, Inc. (Banks)	86	2,588
Peoples Financial Services Corp. (Banks)	23	1,078
PepGen, Inc.* (Biotechnology)	39	333
Perdoceo Education Corp. (Diversified Consumer Services)	163	3,625
Perella Weinberg Partners (Capital Markets)	131	2,530
Perficient, Inc.* (IT Services)	86	6,491
Performant Financial Corp.* (Commercial Services & Supplies)	176	658
Perimeter Solutions SA* (Chemicals)	333	4,479
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	36	442
Perpetua Resources Corp.* (Metals & Mining)	96	898
Perspective Therapeutics, Inc.* (Biotechnology)	135	1,802
Petco Health & Wellness Co., Inc.* (Specialty Retail)	210	956
PetIQ, Inc.* (Health Care Providers & Services)	67	2,062
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,537
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	51	1,149
Phillips Edison & Co., Inc. (Retail REITs)	306	11,539
Phinia, Inc. (Automobile Components)	108	4,971
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	153	3,788
Phreesia, Inc.* (Health Care Technology)	138	3,145
Piedmont Lithium, Inc.* (Metals & Mining)	45	402
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	307	3,101
Pioneer Bancorp, Inc.* (Banks)	29	318
Piper Sandler Cos. (Capital Markets)	43	12,203
Pitney Bowes, Inc. (Commercial Services & Supplies)	400	2,852
PJT Partners, Inc. - Class A (Capital Markets)	59	7,867
Planet Labs PBC* (Professional Services)	531	1,184
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	96	1,093
Playstudios, Inc.* (Entertainment)	219	331
Plexus Corp.* (Electronic Equipment, Instruments & Components)	68	9,296
Pliant Therapeutics, Inc.* (Pharmaceuticals)	142	1,592
Plug Power, Inc.* (Electrical Equipment)	1,853	4,188
Plumas Bancorp (Banks)	14	571
Plymouth Industrial REIT, Inc. (Industrial REITs)	100	2,260
Ponce Financial Group, Inc.* (Banks)	48	561
Porch Group, Inc.* (Software)	194	298
Portillo’s, Inc.* - Class A (Hotels, Restaurants & Leisure)	134	1,805
Portland General Electric Co. (Electric Utilities)	253	12,119
Poseida Therapeutics, Inc.* (Biotechnology)	171	489
Postal Realty Trust, Inc. - Class A (Office REITs)	54	791
Potbelly Corp.* (Hotels, Restaurants & Leisure)	68	567
PotlatchDeltic Corp. (Specialized REITs)	198	8,919
Powell Industries, Inc. (Electrical Equipment)	23	5,106
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	141	9,041
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	235	1,175
PRA Group, Inc.* (Consumer Finance)	96	2,147
Prairie Operating Co.* (Software)	10	88
Praxis Precision Medicines, Inc.* (Biotechnology)	43	2,474
Precigen, Inc.* (Biotechnology)	315	298
Preferred Bank (Banks)	31	2,488
Preformed Line Products Co. (Electrical Equipment)	6	768
Prelude Therapeutics, Inc.* (Biotechnology)	33	68

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Premier Financial Corp. (Banks)	88	$2,066
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	123	8,867
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	62	5,690
Prime Medicine, Inc.* (Biotechnology)	141	546
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	276
Primis Financial Corp. (Banks)	50	609
Primo Water Corp. (Beverages)	393	9,923
Primoris Services Corp. (Construction & Engineering)	133	7,725
Princeton Bancorp, Inc. (Banks)	13	481
Priority Technology Holdings, Inc.* (Financial Services)	45	307
Privia Health Group, Inc.* (Health Care Providers & Services)	254	4,625
ProAssurance Corp.* (Insurance)	127	1,910
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	105	8,413
Proficient Auto Logistics, Inc.* (Ground Transportation)	38	539
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	55	373
PROG Holdings, Inc. (Consumer Finance)	103	4,994
Progress Software Corp. (Software)	106	7,141
Progyny, Inc.* (Health Care Providers & Services)	210	3,520
ProKidney Corp.* (Biotechnology)	258	495
ProPetro Holding Corp.* (Energy Equipment & Services)	219	1,678
PROS Holdings, Inc.* (Software)	114	2,111
Protagonist Therapeutics, Inc.* (Biotechnology)	145	6,525
Prothena Corp. PLC* (Biotechnology)	106	1,773
Proto Labs, Inc.* (Machinery)	64	1,880
Provident Bancorp, Inc.* (Banks)	39	421
Provident Financial Services, Inc. (Banks)	313	5,809
PTC Therapeutics, Inc.* (Biotechnology)	190	7,049
PubMatic, Inc.* - Class A (Media)	104	1,546
Pulmonx Corp.* (Health Care Equipment & Supplies)	94	779
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	46	807
Puma Biotechnology, Inc.* (Biotechnology)	103	263
Pure Cycle Corp.* (Water Utilities)	52	560
PureCycle Technologies, Inc.*(a) (Chemicals)	307	2,917
Purple Innovation, Inc.* (Household Durables)	141	139
Pyxis Oncology, Inc.* (Biotechnology)	122	448
Q2 Holdings, Inc.* (Software)	146	11,646
Q32 Bio, Inc.* (Biotechnology)	15	669
QCR Holdings, Inc. (Banks)	41	3,035
Quad/Graphics, Inc. (Commercial Services & Supplies)	77	350
Quaker Chemical Corp. (Chemicals)	35	5,897
Qualys, Inc.* (Software)	92	11,818
Quanex Building Products Corp. (Building Products)	110	3,053
Quanterix Corp.* (Life Sciences Tools & Services)	89	1,153
Quantum-Si, Inc.* (Life Sciences Tools & Services)	249	220
Quest Resource Holding Corp.* (Commercial Services & Supplies)	43	343
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	34	261
QuinStreet, Inc.* (Interactive Media & Services)	131	2,506
Quipt Home Medical Corp.* (Health Care Providers & Services)	102	298
Qurate Retail, Inc.* - Class B (Broadline Retail)	2	9
Rackspace Technology, Inc.* (IT Services)	166	407
Radian Group, Inc. (Financial Services)	377	13,078
Radiant Logistics, Inc.* (Air Freight & Logistics)	88	566
Radius Recycling, Inc. (Metals & Mining)	66	1,224
RadNet, Inc.* (Health Care Providers & Services)	165	11,449
Ramaco Resources, Inc. - Class A (Metals & Mining)	66	772
Ramaco Resources, Inc. - Class B (Metals & Mining)	12	129
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	271	11,442
Ranger Energy Services, Inc. (Energy Equipment & Services)	39	464
Ranpak Holdings Corp.* (Containers & Packaging)	107	699
Rapid7, Inc.* (Software)	154	6,143
Rapport Therapeutics, Inc.* (Pharmaceuticals)	23	471
RAPT Therapeutics, Inc.* (Biotechnology)	75	151
Rayonier Advanced Materials, Inc.* (Chemicals)	159	1,361
RBB Bancorp (Banks)	41	944
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	21	936
RE/MAX Holdings, Inc.* (Real Estate Management & Development)	45	560
Ready Capital Corp. (Mortgage REITs)	402	3,067
Recursion Pharmaceuticals, Inc.*(a) - Class A (Biotechnology)	593	3,908
Red River Bancshares, Inc. (Banks)	11	572
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	122	6,642
Red Violet, Inc.* (Software)	27	768
Redfin Corp.* (Real Estate Management & Development)	292	3,659
Redwire Corp.* (Aerospace & Defense)	56	385
Redwood Trust, Inc. (Mortgage REITs)	328	2,535
REGENXBIO, Inc.* (Biotechnology)	115	1,206
Regional Management Corp. (Consumer Finance)	21	687
Regulus Therapeutics, Inc.* (Biotechnology)	157	246
Rekor Systems, Inc.* (Software)	183	216
Relay Therapeutics, Inc.* (Biotechnology)	248	1,756
Remitly Global, Inc.* (Financial Services)	366	4,901
Renasant Corp. (Banks)	153	4,973
Renovaro, Inc.* (Biotechnology)	125	60
Repay Holdings Corp.* (Financial Services)	225	1,836
Replimune Group, Inc.* (Biotechnology)	151	1,655
ReposiTrak, Inc. (Software)	29	536

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Republic Bancorp, Inc. - Class A (Banks)	21	$1,371
Reservoir Media, Inc.* (Entertainment)	48	389
Resideo Technologies, Inc.* (Building Products)	363	7,311
Resources Connection, Inc. (Professional Services)	81	786
Retail Opportunity Investments Corp. (Retail REITs)	308	4,845
REV Group, Inc. (Machinery)	128	3,592
Revance Therapeutics, Inc.* (Pharmaceuticals)	259	1,344
REVOLUTION Medicines, Inc.* (Biotechnology)	379	17,189
Revolve Group, Inc.* (Specialty Retail)	95	2,354
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	38	1,759
RGC Resources, Inc. (Gas Utilities)	21	474
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	136	7,125
Ribbon Communications, Inc.* (Communications Equipment)	228	741
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	31	383
Rigel Pharmaceuticals, Inc.* (Biotechnology)	43	696
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	352	276
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	28	742
Rimini Street, Inc.* (Software)	132	244
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	369	590
Riot Platforms, Inc.* (Software)	710	5,268
RLJ Lodging Trust (Hotel & Resort REITs)	379	3,479
Roadzen, Inc.* (Software)	38	45
Rocket Lab USA, Inc.* (Aerospace & Defense)	866	8,426
Rocket Pharmaceuticals, Inc.* (Biotechnology)	164	3,029
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	18	573
Rogers Corp.* (Electronic Equipment, Instruments & Components)	47	5,311
Root, Inc.* - Class A (Insurance)	21	793
RPC, Inc. (Energy Equipment & Services)	211	1,342
RumbleON, Inc.* - Class B (Specialty Retail)	40	192
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	151	7,977
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	22	1,055
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	189	2,051
RXO, Inc.* (Ground Transportation)	338	9,463
RxSight, Inc.* (Health Care Equipment & Supplies)	89	4,399
Ryerson Holding Corp. (Metals & Mining)	70	1,394
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	146	15,657
S&T Bancorp, Inc. (Banks)	95	3,987
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	126	2,977
Sabra Health Care REIT, Inc. (Health Care REITs)	576	10,719
Sabre Corp.* (Hotels, Restaurants & Leisure)	936	3,435
Safe Bulkers, Inc. (Marine Transportation)	150	777
Safehold, Inc. (Specialized REITs)	129	3,384
Safety Insurance Group, Inc. (Insurance)	37	3,026
Sage Therapeutics, Inc.* (Biotechnology)	136	982
Sally Beauty Holdings, Inc.* (Specialty Retail)	256	3,474
Sana Biotechnology, Inc.* (Biotechnology)	329	1,369
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	10	302
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	80	978
Sandy Spring Bancorp, Inc. (Banks)	109	3,419
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	134	9,172
Sapiens International Corp. N.V. (Software)	77	2,870
Saul Centers, Inc. (Retail REITs)	26	1,091
Savara, Inc.* (Biotechnology)	287	1,217
Savers Value Village, Inc.* (Broadline Retail)	58	610
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	61	2,930
Scholar Rock Holding Corp.* (Biotechnology)	170	1,362
Scholastic Corp. (Media)	58	1,857
Schrodinger, Inc.* (Health Care Technology)	138	2,560
Scilex Holding Co.* (Pharmaceuticals)	198	183
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	117	8,342
scPharmaceuticals, Inc.* (Pharmaceuticals)	71	324
Seacoast Banking Corp. of Florida (Banks)	210	5,597
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	61	589
Seadrill, Ltd.* (Energy Equipment & Services)	171	6,796
Select Medical Holdings Corp. (Health Care Providers & Services)	269	9,380
Select Water Solutions, Inc. (Energy Equipment & Services)	227	2,527
Selective Insurance Group, Inc. (Insurance)	151	14,088
Selectquote, Inc.* (Insurance)	333	723
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	12	283
SEMrush Holdings, Inc.* - Class A (Software)	90	1,414
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	161	7,351
Seneca Foods Corp.* - Class A (Food Products)	12	748
Sensient Technologies Corp. (Chemicals)	105	8,423
Sera Prognostics, Inc.* - Class A (Biotechnology)	69	538
Service Properties Trust (Hotel & Resort REITs)	411	1,874
ServisFirst Bancshares, Inc. (Banks)	126	10,137
SES AI Corp.* (Electrical Equipment)	324	207
Seven Hills Realty Trust (Mortgage REITs)	32	441
Sezzle, Inc.* (Financial Services)	6	1,024
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	296	3,425
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	95	9,805

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Shattuck Labs, Inc.* (Biotechnology)	97	$339
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	121	1,707
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	427	2,395
Shoe Carnival, Inc. (Specialty Retail)	44	1,929
Shore Bancshares, Inc. (Banks)	76	1,063
Shutterstock, Inc. (Interactive Media & Services)	62	2,193
SI-BONE, Inc.* (Health Care Equipment & Supplies)	101	1,412
Sierra Bancorp (Banks)	32	924
SIGA Technologies, Inc. (Pharmaceuticals)	115	776
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	87	548
Signet Jewelers, Ltd. (Specialty Retail)	106	10,933
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	80	9,246
Silvaco Group, Inc.* (Software)	15	215
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	24	414
Simmons First National Corp. - Class A (Banks)	309	6,656
Simulations Plus, Inc. (Health Care Technology)	40	1,281
Sinclair, Inc. (Media)	80	1,224
SiriusPoint, Ltd.* (Insurance)	245	3,513
SITE Centers Corp.* (Retail REITs)	118	7,139
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	46	7,889
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	201	4,189
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	231	9,312
SJW Group (Water Utilities)	82	4,765
Sky Harbour Group Corp.* (Transportation Infrastructure)	28	309
Skye Bioscience, Inc.* (Biotechnology)	43	168
Skyward Specialty Insurance Group, Inc.* (Insurance)	92	3,747
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	68	617
SkyWest, Inc.* (Passenger Airlines)	99	8,417
SL Green Realty Corp. (Office REITs)	163	11,347
Sleep Number Corp.* (Specialty Retail)	54	989
SM Energy Co. (Oil, Gas & Consumable Fuels)	285	11,391
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	130	2,724
SmartFinancial, Inc. (Banks)	40	1,166
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	476	823
Smith & Wesson Brands, Inc. (Leisure Products)	113	1,467
Smith-Midland Corp.* (Construction Materials)	11	367
Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	63	804
SolarMax Technology, Inc.* (Electrical Equipment)	13	8
SolarWinds Corp. (Software)	135	1,762
Soleno Therapeutics, Inc.* (Biotechnology)	58	2,928
Solid Biosciences, Inc.* (Biotechnology)	57	397
Solid Power, Inc.* (Automobile Components)	381	514
Solidion Technology, Inc.* (Electrical Equipment)	22	8
Solo Brands, Inc.* - Class A (Leisure Products)	70	99
Sonic Automotive, Inc. - Class A (Specialty Retail)	36	2,105
Sonida Senior Living, Inc.* (Health Care Providers & Services)	9	241
Sonos, Inc.* (Household Durables)	307	3,773
SoundHound AI, Inc.*(a) - Class A (Software)	728	3,392
SoundThinking, Inc.* (Software)	25	290
South Plains Financial, Inc. (Banks)	29	984
Southern First Bancshares, Inc.* (Banks)	19	648
Southern Missouri Bancorp, Inc. (Banks)	24	1,356
Southern States Bancshares, Inc. (Banks)	21	645
Southland Holdings, Inc.* (Construction & Engineering)	25	93
Southside Bancshares, Inc. (Banks)	71	2,374
SouthState Corp. (Banks)	189	18,366
Southwest Gas Holdings, Inc. (Gas Utilities)	152	11,212
SpartanNash Co. (Consumer Staples Distribution & Retail)	84	1,882
Sphere Entertainment Co.* (Entertainment)	66	2,916
Spire Global, Inc.*(a) (Professional Services)	55	549
Spire, Inc. (Gas Utilities)	141	9,488
Spirit Airlines, Inc.(a) (Passenger Airlines)	273	655
Spok Holdings, Inc. (Wireless Telecommunication Services)	46	693
SpringWorks Therapeutics, Inc.* (Biotechnology)	171	5,479
Sprinklr, Inc.* - Class A (Software)	315	2,435
Sprout Social, Inc.* - Class A (Software)	123	3,576
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	251	27,714
SPS Commerce, Inc.* (Software)	93	18,057
SPX Technologies, Inc.* (Machinery)	112	17,859
Spyre Therapeutics, Inc.* (Biotechnology)	86	2,529
Squarespace, Inc.* - Class A (IT Services)	151	7,010
SSR Mining, Inc. (Metals & Mining)	505	2,868
STAAR Surgical Co.* (Health Care Equipment & Supplies)	123	4,569
Stagwell, Inc.* (Media)	214	1,502
Standard BioTools, Inc.* (Life Sciences Tools & Services)	734	1,417
Standard Motor Products, Inc. (Automobile Components)	52	1,726
Standex International Corp. (Machinery)	29	5,301
Star Holdings* (Diversified REITs)	32	443
Steelcase, Inc. - Class A (Commercial Services & Supplies)	230	3,103
Stellar Bancorp, Inc. (Banks)	122	3,159
Stem, Inc.* (Electrical Equipment)	378	132
Stepan Co. (Chemicals)	53	4,094
StepStone Group, Inc. - Class A (Capital Markets)	155	8,809
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	136	277

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sterling Bancorp, Inc.* (Banks)	53	$241
Sterling Check Corp.* (Professional Services)	82	1,371
Sterling Infrastructure, Inc.* (Construction & Engineering)	75	10,877
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	180	8,818
Stewart Information Services Corp. (Insurance)	67	5,008
Stitch Fix, Inc.* - Class A (Specialty Retail)	224	632
Stock Yards Bancorp, Inc. (Banks)	64	3,967
Stoke Therapeutics, Inc.* (Biotechnology)	88	1,082
StoneCo, Ltd.* - Class A (Financial Services)	712	8,017
Stoneridge, Inc.* (Automobile Components)	68	761
StoneX Group, Inc.* (Capital Markets)	68	5,568
Strategic Education, Inc. (Diversified Consumer Services)	55	5,090
Stratus Properties, Inc.* (Real Estate Management & Development)	14	364
Strawberry Fields REIT, Inc. (Health Care REITs)	15	190
Stride, Inc.* (Diversified Consumer Services)	106	9,043
Sturm Ruger & Co., Inc. (Leisure Products)	41	1,709
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	261	1,790
Summit Materials, Inc.* - Class A (Construction Materials)	301	11,748
Summit Therapeutics, Inc.*(a) (Biotechnology)	218	4,774
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	98	1,099
SunCoke Energy, Inc. (Metals & Mining)	208	1,805
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	270	2,630
SunOpta, Inc.* (Food Products)	228	1,455
Sunrise Realty Trust, Inc. (Mortgage REITs)	14	201
Sunrun, Inc.* (Electrical Equipment)	544	9,825
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	506	5,222
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	373	1,354
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	32	496
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	125	3,898
Surgery Partners, Inc.* (Health Care Providers & Services)	191	6,158
Surmodics, Inc.* (Health Care Equipment & Supplies)	34	1,319
Sutro Biopharma, Inc.* (Biotechnology)	204	706
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	246	8,721
SWK Holdings Corp.* (Financial Services)	8	138
Sylvamo Corp. (Paper & Forest Products)	88	7,554
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	97	7,525
Syndax Pharmaceuticals, Inc.* (Biotechnology)	204	3,927
System1, Inc.* (Interactive Media & Services)	58	65
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	59	862
Talkspace, Inc.* (Health Care Providers & Services)	306	640
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	368	3,809
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	161	6,828
Tanger, Inc. (Retail REITs)	265	8,793
Tango Therapeutics, Inc.* (Biotechnology)	119	916
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	82	638
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	92	3,026
Taylor Devices, Inc.* (Machinery)	6	300
Taylor Morrison Home Corp.* (Household Durables)	255	17,916
Taysha Gene Therapies, Inc.* (Biotechnology)	429	862
TechTarget, Inc.* (Media)	64	1,565
Tecnoglass, Inc. (Building Products)	56	3,845
Teekay Corp.* (Oil, Gas & Consumable Fuels)	142	1,306
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	60	3,495
TEGNA, Inc. (Media)	422	6,658
Tejon Ranch Co.* (Real Estate Management & Development)	52	913
Teladoc Health, Inc.* (Health Care Technology)	424	3,892
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	245	5,696
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	12	77
Telos Corp.* (Software)	137	492
Tenable Holdings, Inc.* (Software)	293	11,872
Tenaya Therapeutics, Inc.* (Biotechnology)	137	264
Tennant Co. (Machinery)	47	4,514
Terawulf, Inc.* (Software)	581	2,719
Terex Corp. (Machinery)	166	8,783
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	143	1,193
Terran Orbital Corp.* (Aerospace & Defense)	388	97
Terreno Realty Corp. (Industrial REITs)	238	15,906
TETRA Technologies, Inc.* (Energy Equipment & Services)	312	967
Tevogen Bio Holdings, Inc.* (Biotechnology)	56	21
Texas Capital Bancshares, Inc.* (Banks)	115	8,218
TG Therapeutics, Inc.* (Biotechnology)	347	8,116
The Aaron’s Co., Inc. (Specialty Retail)	77	766
The Andersons, Inc. (Consumer Staples Distribution & Retail)	81	4,061
The Baldwin Insurance Group, Inc.* (Insurance)	164	8,167
The Bancorp, Inc.* (Banks)	124	6,634
The Bank of NT Butterfield & Son, Ltd. (Banks)	116	4,278
The Beauty Health Co.* (Personal Care Products)	185	266
The Brink’s Co. (Commercial Services & Supplies)	112	12,952
The Buckle, Inc. (Specialty Retail)	77	3,386

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	120	$4,866
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	87	3,655
The Duckhorn Portfolio, Inc.* (Beverages)	132	767
The E.W. Scripps Co.* - Class A (Media)	151	339
The Eastern Co. (Machinery)	13	422
The Ensign Group, Inc. (Health Care Providers & Services)	138	19,846
The First Bancorp, Inc. (Banks)	27	711
The First Bancshares, Inc. (Banks)	76	2,442
The First of Long Island Corp. (Banks)	53	682
The GEO Group, Inc.* (Commercial Services & Supplies)	309	3,971
The Goodyear Tire & Rubber Co.* (Automobile Components)	709	6,275
The Gorman-Rupp Co. (Machinery)	52	2,025
The Greenbrier Cos., Inc. (Machinery)	76	3,868
The Hackett Group, Inc. (IT Services)	63	1,655
The Hain Celestial Group, Inc.* (Food Products)	223	1,924
The Honest Co., Inc.* (Personal Care Products)	203	725
The Joint Corp.* (Health Care Providers & Services)	27	309
The Lovesac Co.* (Household Durables)	35	1,003
The Macerich Co. (Retail REITs)	539	9,831
The Manitowoc Co., Inc.* (Machinery)	87	837
The Marcus Corp. (Entertainment)	60	904
The ODP Corp.* (Specialty Retail)	87	2,588
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	52	191
The Pennant Group, Inc.* (Health Care Providers & Services)	71	2,535
The Real Brokerage, Inc.* (Real Estate Management & Development)	240	1,332
The RealReal, Inc.* (Specialty Retail)	243	763
The RMR Group, Inc. - Class A (Real Estate Management & Development)	38	964
The Shyft Group, Inc. (Machinery)	84	1,054
The Simply Good Foods Co.* (Food Products)	227	7,892
The St. Joe Co. (Real Estate Management & Development)	90	5,248
The Vita Coco Co., Inc.* (Beverages)	98	2,774
The York Water Co. (Water Utilities)	36	1,349
Theravance Biopharma, Inc.* (Pharmaceuticals)	91	733
Thermon Group Holdings, Inc.* (Electrical Equipment)	83	2,477
Third Coast Bancshares, Inc.* (Banks)	28	750
Third Harmonic Bio, Inc.* (Pharmaceuticals)	49	664
Thoughtworks Holding, Inc.* (IT Services)	249	1,101
ThredUp, Inc.* - Class A (Specialty Retail)	196	165
Thryv Holdings, Inc.* (Media)	79	1,361
Tidewater, Inc.* (Energy Equipment & Services)	121	8,687
Tile Shop Holdings, Inc.* (Specialty Retail)	71	468
Tilly’s, Inc.* - Class A (Specialty Retail)	37	189
Timberland Bancorp, Inc. (Banks)	19	575
Tiptree, Inc. (Insurance)	63	1,233
Titan International, Inc.* (Machinery)	124	1,008
Titan Machinery, Inc.* (Trading Companies & Distributors)	51	710
Tompkins Financial Corp. (Banks)	32	1,849
Topgolf Callaway Brands Corp.* (Leisure Products)	353	3,876
Torrid Holdings, Inc.* (Specialty Retail)	30	118
Tourmaline Bio, Inc.* (Biotechnology)	57	1,465
Towne Bank (Banks)	175	5,786
Townsquare Media, Inc. - Class A (Media)	33	335
TPG RE Finance Trust, Inc. (Mortgage REITs)	148	1,262
TPI Composites, Inc.* (Electrical Equipment)	115	523
Traeger, Inc.* (Household Durables)	85	313
Transcat, Inc.* (Trading Companies & Distributors)	22	2,657
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	3	86
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	80	12,560
Transocean, Ltd.* (Energy Equipment & Services)	1,815	7,714
Travere Therapeutics, Inc.* (Biotechnology)	183	2,560
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	121	702
Tredegar Corp.* (Metals & Mining)	66	481
TreeHouse Foods, Inc.* (Food Products)	119	4,996
Trevi Therapeutics, Inc.* (Pharmaceuticals)	146	488
Tri Pointe Homes, Inc.* (Household Durables)	229	10,376
TriCo Bancshares (Banks)	80	3,412
TriMas Corp. (Containers & Packaging)	101	2,579
TriNet Group, Inc. (Professional Services)	80	7,758
Trinity Industries, Inc. (Machinery)	203	7,073
Triumph Financial, Inc.* (Banks)	55	4,375
Triumph Group, Inc.* (Aerospace & Defense)	183	2,359
Tronox Holdings PLC (Chemicals)	295	4,316
TrueBlue, Inc.* (Professional Services)	74	584
TrueCar, Inc.* (Interactive Media & Services)	213	735
Trupanion, Inc.* (Insurance)	82	3,442
TrustCo Bank Corp. (Banks)	46	1,521
Trustmark Corp. (Banks)	151	4,805
TScan Therapeutics, Inc.* (Biotechnology)	96	478
TTEC Holdings, Inc. (Professional Services)	49	288
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	251	4,581
Tucows, Inc.* - Class A (IT Services)	20	418
Turning Point Brands, Inc. (Tobacco)	43	1,855
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	43	660
Tutor Perini Corp.* (Construction & Engineering)	108	2,933
Twin Disc, Inc. (Machinery)	28	350
Twist Bioscience Corp.* (Biotechnology)	143	6,461
Two Harbors Investment Corp. (Mortgage REITs)	258	3,581
TXNM Energy, Inc. (Electric Utilities)	224	9,804
Tyra Biosciences, Inc.* (Biotechnology)	51	1,199

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	37	$3,131
Udemy, Inc.* (Diversified Consumer Services)	238	1,771
UFP Industries, Inc. (Building Products)	151	19,812
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	18	5,701
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	110	4,392
Ultralife Corp.* (Electrical Equipment)	25	226
UMB Financial Corp. (Banks)	112	11,772
UMH Properties, Inc. (Residential REITs)	161	3,167
UniFirst Corp. (Commercial Services & Supplies)	37	7,350
Unisys Corp.* (IT Services)	164	932
United Bankshares, Inc. (Banks)	329	12,206
United Community Banks, Inc. (Banks)	298	8,666
United Fire Group, Inc. (Insurance)	52	1,088
United Homes Group, Inc.* (Household Durables)	13	80
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	146	2,456
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	88	4,453
United States Lime & Minerals, Inc. (Construction Materials)	26	2,539
Uniti Group, Inc. (Specialized REITs)	595	3,356
Unitil Corp. (Multi-Utilities)	40	2,423
Unity Bancorp, Inc. (Banks)	18	613
Universal Corp. (Tobacco)	60	3,187
Universal Health Realty Income Trust (Health Care REITs)	32	1,464
Universal Insurance Holdings, Inc. (Insurance)	60	1,330
Universal Logistics Holdings, Inc. (Ground Transportation)	17	733
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	22	850
Universal Technical Institute, Inc.* (Diversified Consumer Services)	98	1,593
Univest Financial Corp. (Banks)	72	2,026
Upbound Group, Inc. (Specialty Retail)	134	4,287
Upstart Holdings, Inc.* (Consumer Finance)	192	7,681
Upwork, Inc.* (Professional Services)	310	3,240
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	993	6,167
Urban Edge Properties (Retail REITs)	305	6,524
Urban Outfitters, Inc.* (Specialty Retail)	159	6,091
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	844	1,004
UroGen Pharma, Ltd.* (Biotechnology)	94	1,194
USANA Health Sciences, Inc.* (Personal Care Products)	28	1,062
USCB Financial Holdings, Inc. (Banks)	26	397
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	8	535
Utz Brands, Inc. (Food Products)	162	2,867
V2X, Inc.* (Aerospace & Defense)	31	1,732
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	259	1,487
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	24	67
Valaris, Ltd.* (Energy Equipment & Services)	156	8,697
Valhi, Inc. (Chemicals)	6	200
Valley National Bancorp (Banks)	1,074	9,730
Value Line, Inc. (Capital Markets)	2	93
Vanda Pharmaceuticals, Inc.* (Biotechnology)	142	666
Varex Imaging Corp.* (Health Care Equipment & Supplies)	96	1,144
Varonis Systems, Inc.* (Software)	274	15,481
Vaxcyte, Inc.* (Biotechnology)	297	33,939
Vector Group, Ltd. (Tobacco)	365	5,446
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	138	4,572
Velocity Financial, Inc.* (Financial Services)	22	431
Ventyx Biosciences, Inc.* (Pharmaceuticals)	151	329
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	64	349
Vera Therapeutics, Inc.* (Biotechnology)	97	4,287
Veracyte, Inc.* (Biotechnology)	191	6,502
Verastem, Inc.* (Biotechnology)	97	290
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	8	32
Vericel Corp.* (Biotechnology)	121	5,112
Verint Systems, Inc.* (Software)	152	3,850
Veris Residential, Inc. (Residential REITs)	195	3,483
Veritex Holdings, Inc. (Banks)	131	3,448
Verra Mobility Corp.* (Professional Services)	414	11,513
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	47	68
Vertex, Inc.* - Class A (Software)	135	5,199
Veru, Inc.* (Personal Care Products)	329	253
Verve Therapeutics, Inc.* (Biotechnology)	177	857
Viad Corp.* (Commercial Services & Supplies)	51	1,827
Viant Technology, Inc.* - Class A (Software)	39	432
Viasat, Inc.* (Communications Equipment)	308	3,678
Viavi Solutions, Inc.* (Communications Equipment)	548	4,943
Vicor Corp.* (Electrical Equipment)	57	2,400
Victoria’s Secret & Co.* (Specialty Retail)	195	5,012
Victory Capital Holdings, Inc. - Class A (Capital Markets)	102	5,651
Viemed Healthcare, Inc.* (Health Care Providers & Services)	85	623
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	22	699
Vimeo, Inc.* (Interactive Media & Services)	368	1,858
Vir Biotechnology, Inc.* (Biotechnology)	223	1,670
Virco Mfg. Corp. (Commercial Services & Supplies)	27	373
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	49	298
Virginia National Bankshares Corp. (Banks)	12	500
Viridian Therapeutics, Inc.* (Biotechnology)	156	3,549
VirTra, Inc.* (Aerospace & Defense)	26	162
Virtus Investment Partners, Inc. (Capital Markets)	17	3,561
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	314	5,938
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	30	777
Vista Outdoor, Inc.* (Leisure Products)	145	5,680

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Visteon Corp.* (Automobile Components)	68	$6,476
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	71	1,910
Vital Farms, Inc.* (Food Products)	81	2,841
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	62	1,489
Vivid Seats, Inc.* - Class A (Entertainment)	192	710
Vizio Holding Corp.* - Class A (Household Durables)	221	2,469
Voyager Therapeutics, Inc.* (Biotechnology)	114	667
VSE Corp. (Commercial Services & Supplies)	40	3,309
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	245	527
Wabash National Corp. (Machinery)	109	2,092
WaFd, Inc. (Banks)	166	5,785
Waldencast PLC* - Class A (Personal Care Products)	61	222
Walker & Dunlop, Inc. (Financial Services)	80	9,087
Warby Parker, Inc.* - Class A (Specialty Retail)	217	3,544
Warrior Met Coal, Inc. (Metals & Mining)	129	8,243
Washington Trust Bancorp, Inc. (Banks)	42	1,353
Waterstone Financial, Inc. (Financial Services)	40	588
Watts Water Technologies, Inc. - Class A (Machinery)	68	14,089
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	193	1,583
Waystar Holding Corp.* (Health Care Technology)	107	2,984
WD-40 Co. (Household Products)	34	8,768
Weave Communications, Inc.* (Software)	97	1,242
Webtoon Entertainment, Inc.* (Interactive Media & Services)	38	435
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	41	2,826
Werewolf Therapeutics, Inc.* (Biotechnology)	76	161
Werner Enterprises, Inc. (Ground Transportation)	153	5,904
WesBanco, Inc. (Banks)	143	4,259
West Bancorp, Inc. (Banks)	40	760
Westamerica BanCorp (Banks)	64	3,163
Westrock Coffee Co.* (Food Products)	85	553
Weyco Group, Inc. (Distributors)	15	511
Wheels Up Experience, Inc.* (Passenger Airlines)	223	540
Whitestone REIT (Retail REITs)	122	1,651
WideOpenWest, Inc.* (Media)	124	651
Willdan Group, Inc.* (Professional Services)	31	1,269
Willis Lease Finance Corp. (Trading Companies & Distributors)	7	1,042
Winmark Corp. (Specialty Retail)	7	2,681
Winnebago Industries, Inc. (Automobiles)	70	4,068
WisdomTree, Inc. (Capital Markets)	347	3,467
WK Kellogg Co. (Food Products)	163	2,789
WM Technology, Inc.* (Software)	210	183
WNS Holdings, Ltd.* (Professional Services)	113	5,956
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	198	3,449
Workiva, Inc.* (Software)	126	9,969
World Acceptance Corp.* (Consumer Finance)	9	1,062
World Kinect Corp. (Oil, Gas & Consumable Fuels)	145	4,482
Worthington Enterprises, Inc. (Household Durables)	78	3,233
Worthington Steel, Inc. (Metals & Mining)	81	2,755
WSFS Financial Corp. (Banks)	147	7,496
X4 Pharmaceuticals, Inc.* (Biotechnology)	418	280
XBiotech, Inc.* (Biotechnology)	50	387
Xencor, Inc.* (Biotechnology)	148	2,976
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	254	3,752
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	349	995
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	289	2,999
XOMA Royalty Corp.* (Biotechnology)	20	530
Xometry, Inc.* - Class A (Trading Companies & Distributors)	105	1,929
XPEL, Inc.* (Automobile Components)	63	2,732
Xperi, Inc.* (Software)	112	1,035
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	60	744
Yelp, Inc.* (Interactive Media & Services)	163	5,717
Yext, Inc.* (Software)	261	1,806
Y-mAbs Therapeutics, Inc.* (Biotechnology)	92	1,210
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	142	523
Zeta Global Holdings Corp.* - Class A (Software)	445	13,274
Zevra Therapeutics, Inc.* (Pharmaceuticals)	105	729
Ziff Davis, Inc.* (Interactive Media & Services)	113	5,498
Zimvie, Inc.* (Health Care Equipment & Supplies)	67	1,063
ZipRecruiter, Inc.* (Interactive Media & Services)	178	1,691
Zumiez, Inc.* (Specialty Retail)	41	873
Zuora, Inc.* - Class A (Software)	347	2,991
Zura Bio, Ltd.* (Biotechnology)	110	447
Zurn Elkay Water Solutions Corp. (Building Products)	358	12,866
Zymeworks, Inc.* (Biotechnology)	139	1,744
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	38	310
TOTAL COMMON STOCKS
(Cost $4,308,295)		6,661,839

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+(Pharmaceuticals)	445	80
Chinook Therapeutics CVR*+(Health Care Providers & Services)	222	–
Empire Petroleum Corp.; expiring 10/16/24*+ (Oil, Gas & Consumable Fuels)	36	—	(b)
TOTAL RIGHTS
(Cost $–)		80

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(c)(d) (30.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $2,835,372	$2,835,000	$2,835,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,835,000)		2,835,000

Collateral for Securities Loaned(e) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(f)	69,358	$69,358
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $69,358)		69,358
TOTAL INVESTMENT SECURITIES
(Cost $7,212,653) — 102.0%		9,566,277
Net other assets (liabilities) — (2.0)%		(190,707)
NET ASSETS - 100.0%		$9,375,570

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $65,251.
(b)	Amount is less than $0.50.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $279,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
NM	Not meaningful, amount is less than 0.05%
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	12/23/24	$449,840	$24,519

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/28/24	5.38%	$1,875,405	$4,920
Russell 2000 Index	UBS AG	10/28/24	5.53%	390,245	926
				$2,265,650	$5,846

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Small-Cap invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$76,619	0.8%
Air Freight & Logistics	11,741	0.1%
Automobile Components	90,840	1.0%
Automobiles	4,503	NM
Banks	652,983	7.0%
Beverages	19,101	0.2%
Biotechnology	600,729	6.5%
Broadline Retail	1,464	NM
Building Products	102,747	1.1%
Capital Markets	113,521	1.2%
Chemicals	132,161	1.4%
Commercial Services & Supplies	115,920	1.2%
Communications Equipment	42,194	0.5%
Construction & Engineering	105,511	1.1%
Construction Materials	27,258	0.3%
Consumer Finance	58,061	0.6%
Consumer Staples Distribution & Retail	52,705	0.6%
Containers & Packaging	16,829	0.2%
Distributors	1,843	NM
Diversified Consumer Services	61,635	0.7%
Diversified REITs	45,427	0.5%
Diversified Telecommunication Services	56,137	0.6%
Electric Utilities	52,092	0.6%
Electrical Equipment	84,650	0.9%
Electronic Equipment, Instruments & Components	198,715	2.1%
Energy Equipment & Services	141,986	1.5%
Entertainment	32,684	0.3%
Financial Services	173,822	1.9%
Food Products	64,884	0.7%
Gas Utilities	66,761	0.6%
Ground Transportation	31,720	0.3%
Health Care Equipment & Supplies	218,627	2.3%
Health Care Providers & Services	188,074	2.0%
Health Care REITs	46,353	0.5%
Health Care Technology	26,313	0.3%
Hotel & Resort REITs	50,227	0.5%
Hotels, Restaurants & Leisure	123,648	1.3%
Household Durables	161,793	1.8%
Household Products	20,238	0.2%
Independent Power and Renewable Electricity Producers	14,395	0.2%
Industrial Conglomerates	1,646	NM
Industrial REITs	35,625	0.4%
Insurance	128,266	1.4%
Interactive Media & Services	39,034	0.4%
IT Services	40,578	0.4%
Leisure Products	27,920	0.3%
Life Sciences Tools & Services	18,251	0.2%
Machinery	244,609	2.7%
Marine Transportation	21,888	0.2%
Media	45,691	0.5%
Metals & Mining	116,159	1.2%
Mortgage REITs	75,095	0.8%
Multi-Utilities	29,186	0.3%
Office REITs	53,058	0.6%
Oil, Gas & Consumable Fuels	209,537	2.2%
Paper & Forest Products	8,696	0.1%
Passenger Airlines	23,970	0.3%
Personal Care Products	17,248	0.2%
Pharmaceuticals	116,025	1.2%
Professional Services	164,313	1.9%
Real Estate Management & Development	53,157	0.6%
Residential REITs	31,029	0.3%
Retail REITs	86,380	0.9%
Semiconductors & Semiconductor Equipment	148,991	1.6%
Software	392,364	4.1%
Specialized REITs	31,413	0.3%
Specialty Retail	160,726	1.7%
Technology Hardware, Storage & Peripherals	14,134	0.2%
Textiles, Apparel & Luxury Goods	40,723	0.4%
Tobacco	10,786	0.1%
Trading Companies & Distributors	153,942	1.6%
Transportation Infrastructure	309	NM
Water Utilities	26,714	0.3%
Wireless Telecommunication Services	7,545	0.1%
Other**	2,713,651	28.9%
Total	$9,375,570	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (99.5%)

	Shares	Value
A10 Networks, Inc. (Software)	875	$12,635
AAR Corp.* (Aerospace & Defense)	639	41,765
ACI Worldwide, Inc.* (Software)	1,661	84,545
Addus HomeCare Corp.* (Health Care Providers & Services)	190	25,276
Adeia, Inc. (Software)	1,097	13,065
ADMA Biologics, Inc.* (Biotechnology)	5,870	117,340
Adtalem Global Education, Inc.* (Diversified Consumer Services)	949	71,631
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	588	61,881
AeroVironment, Inc.* (Aerospace & Defense)	705	141,353
Agilysys, Inc.* (Software)	561	61,132
Air Lease Corp. (Trading Companies & Distributors)	547	24,774
Alamo Group, Inc. (Machinery)	261	47,014
Alarm.com Holdings, Inc.* (Software)	1,241	67,845
Albany International Corp. (Machinery)	378	33,585
Alkermes PLC* (Biotechnology)	2,654	74,285
Alpha Metallurgical Resources, Inc. (Metals & Mining)	275	64,950
Ambac Financial Group, Inc.* (Insurance)	1,195	13,396
American Eagle Outfitters, Inc. (Specialty Retail)	4,501	100,777
American States Water Co. (Water Utilities)	500	41,645
American Woodmark Corp.* (Building Products)	220	20,559
AMERISAFE, Inc. (Insurance)	207	10,004
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	517	21,916
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	956	46,395
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	417	24,878
Apogee Enterprises, Inc. (Building Products)	248	17,364
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,987	18,261
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	5,638	83,724
ArcBest Corp. (Ground Transportation)	595	64,528
Arch Resources, Inc. (Metals & Mining)	315	43,520
Archrock, Inc. (Energy Equipment & Services)	4,255	86,121
Arcosa, Inc. (Construction & Engineering)	725	68,702
Arcus Biosciences, Inc.* (Biotechnology)	557	8,517
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,518	30,493
Armada Hoffler Properties, Inc. (Diversified REITs)	735	7,960
ARMOUR Residential REIT, Inc. (Mortgage REITs)	848	17,307
Armstrong World Industries, Inc. (Building Products)	1,101	144,704
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	987	42,757
Artivion, Inc.* (Health Care Equipment & Supplies)	513	13,656
Asbury Automotive Group, Inc.* (Specialty Retail)	246	58,693
Assured Guaranty, Ltd. (Insurance)	747	59,401
Astrana Health, Inc.* (Health Care Providers & Services)	1,046	60,605
ATI, Inc.* (Metals & Mining)	3,135	209,762
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	822	86,187
Axos Financial, Inc.* (Banks)	859	54,014
AZZ, Inc. (Building Products)	751	62,040
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	740	161,623
Balchem Corp. (Chemicals)	457	80,431
BancFirst Corp. (Banks)	310	32,628
Bank of Hawaii Corp. (Banks)	400	25,108
Berkshire Hills Bancorp, Inc. (Banks)	521	14,031
BGC Group, Inc. - Class A (Capital Markets)	5,527	50,738
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	544	13,622
BlackLine, Inc.* (Software)	870	47,972
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	933	15,422
Boise Cascade Co. (Trading Companies & Distributors)	981	138,301
Boot Barn Holdings, Inc.* (Specialty Retail)	768	128,472
Box, Inc.* - Class A (Software)	2,235	73,152
Brady Corp. - Class A (Commercial Services & Supplies)	719	55,097
Brightsphere Investment Group, Inc. (Capital Markets)	420	10,668
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	471	36,046
Cactus, Inc. - Class A (Energy Equipment & Services)	1,037	61,878
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,752	91,927
California Water Service Group (Water Utilities)	592	32,098
Calix, Inc.* (Communications Equipment)	722	28,006
Cal-Maine Foods, Inc. (Food Products)	1,025	76,712
CareTrust REIT, Inc. (Health Care REITs)	2,446	75,483
Cargurus, Inc.* (Interactive Media & Services)	2,201	66,096
Carpenter Technology Corp. (Metals & Mining)	1,258	200,751
Cars.com, Inc.* (Interactive Media & Services)	1,530	25,643
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,809	55,843
Cathay General Bancorp (Banks)	854	36,679
Cavco Industries, Inc.* (Household Durables)	208	89,074
Century Communities, Inc. (Household Durables)	355	36,558
Certara, Inc.* (Health Care Technology)	1,598	18,712
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	257	6,207
Chesapeake Utilities Corp. (Gas Utilities)	254	31,539
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	247	9,238
Cinemark Holdings, Inc.* (Entertainment)	2,689	74,862
City Holding Co. (Banks)	223	26,178
Clear Secure, Inc. - Class A (Software)	1,580	52,361

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,062	$80,627
Cohen & Steers, Inc. (Capital Markets)	331	31,759
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	485	12,465
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	812	31,376
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,164	12,955
CONMED Corp. (Health Care Equipment & Supplies)	776	55,810
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	674	70,534
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,522	70,437
Core Laboratories, Inc. (Energy Equipment & Services)	520	9,636
CorVel Corp.* (Health Care Providers & Services)	230	75,185
CSG Systems International, Inc. (Professional Services)	349	16,979
CSW Industrials, Inc. (Building Products)	418	153,150
CTS Corp. (Electronic Equipment, Instruments & Components)	428	20,707
Customers Bancorp, Inc.* (Banks)	742	34,466
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	474	10,916
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	797	27,138
DiamondRock Hospitality Co. (Hotel & Resort REITs)	5,219	45,562
DigitalOcean Holdings, Inc.* (IT Services)	876	35,382
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	711	45,568
Donnelley Financial Solutions, Inc.* (Capital Markets)	673	44,304
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	912	31,391
Dorman Products, Inc.* (Automobile Components)	473	53,505
DoubleVerify Holdings, Inc.* (Software)	3,554	59,849
Dynavax Technologies Corp.* (Biotechnology)	3,070	34,200
Ellington Financial, Inc. (Mortgage REITs)	2,190	28,229
Energizer Holdings, Inc. (Household Products)	757	24,042
Enerpac Tool Group Corp. (Machinery)	916	38,371
Enpro, Inc. (Machinery)	237	38,437
Envestnet, Inc.* (Software)	532	33,314
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	408	40,123
ESCO Technologies, Inc. (Machinery)	649	83,708
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,296	78,408
Ethan Allen Interiors, Inc. (Household Durables)	234	7,462
Etsy, Inc.* (Broadline Retail)	1,272	70,634
EVERTEC, Inc. (Financial Services)	1,612	54,631
eXp World Holdings, Inc. (Real Estate Management & Development)	2,130	30,012
Extreme Networks, Inc.* (Communications Equipment)	1,970	29,609
Federal Signal Corp. (Machinery)	1,539	143,835
First BanCorp (Banks)	4,101	86,819
First Commonwealth Financial Corp. (Banks)	1,183	20,288
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,949	89,653
Four Corners Property Trust, Inc. (Specialized REITs)	1,027	30,101
Fox Factory Holding Corp.* (Automobile Components)	399	16,559
Franklin Electric Co., Inc. (Machinery)	990	103,772
Frontdoor, Inc.* (Diversified Consumer Services)	1,927	92,477
Gates Industrial Corp. PLC* (Machinery)	1,937	33,994
Gentherm, Inc.* (Automobile Components)	363	16,898
Getty Realty Corp. (Retail REITs)	540	17,177
Gibraltar Industries, Inc.* (Building Products)	768	53,706
Glaukos Corp.* (Health Care Equipment & Supplies)	1,384	180,309
GMS, Inc.* (Trading Companies & Distributors)	999	90,479
Gogo, Inc.* (Wireless Telecommunication Services)	706	5,069
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	326	10,364
Goosehead Insurance, Inc.* - Class A (Insurance)	610	54,473
Granite Construction, Inc. (Construction & Engineering)	561	44,476
Green Brick Partners, Inc.* (Household Durables)	774	64,644
Griffon Corp. (Building Products)	699	48,930
Group 1 Automotive, Inc. (Specialty Retail)	329	126,020
Guess?, Inc. (Specialty Retail)	715	14,393
H.B. Fuller Co. (Chemicals)	673	53,423
Harmonic, Inc.* (Communications Equipment)	1,582	23,050
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	326	13,040
Hawkins, Inc. (Chemicals)	480	61,186
Haynes International, Inc. (Metals & Mining)	179	10,658
HCI Group, Inc. (Insurance)	213	22,804
HealthStream, Inc. (Health Care Technology)	320	9,229
Heartland Express, Inc. (Ground Transportation)	598	7,343
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,600	39,960
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,342	40,824
HNI Corp. (Commercial Services & Supplies)	712	38,334
IAC, Inc.* (Interactive Media & Services)	712	38,320
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	396	85,742
Inari Medical, Inc.* (Health Care Equipment & Supplies)	718	29,610
Innospec, Inc. (Chemicals)	396	44,784
Innovative Industrial Properties, Inc. (Industrial REITs)	392	52,763
Innoviva, Inc.* (Pharmaceuticals)	693	13,382

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	459	$98,864
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	563	118,821
Installed Building Products, Inc. (Household Durables)	586	144,314
Insteel Industries, Inc. (Building Products)	309	9,607
Integer Holdings Corp.* (Health Care Equipment & Supplies)	845	109,850
Inter Parfums, Inc. (Personal Care Products)	451	58,395
InterDigital, Inc. (Software)	636	90,077
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,017	8,310
Itron, Inc.* (Electronic Equipment, Instruments & Components)	555	59,280
J & J Snack Foods Corp. (Food Products)	391	67,300
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	482	22,432
John B Sanfilippo & Son, Inc. (Food Products)	120	11,317
John Bean Technologies Corp. (Machinery)	482	47,482
Knowles Corp.* (Electronic Equipment, Instruments & Components)	914	16,479
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,262	103,206
Koppers Holdings, Inc. (Chemicals)	274	10,009
Korn Ferry (Professional Services)	771	58,010
Krystal Biotech, Inc.* (Biotechnology)	420	76,453
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	864	38,992
Lakeland Financial Corp. (Banks)	302	19,666
La-Z-Boy, Inc. (Household Durables)	571	24,513
LCI Industries (Automobile Components)	403	48,578
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	515	47,838
LGI Homes, Inc.* (Household Durables)	313	37,097
Liberty Energy, Inc. (Energy Equipment & Services)	4,163	79,472
Lindsay Corp. (Machinery)	134	16,702
Liquidity Services, Inc.* (Commercial Services & Supplies)	562	12,814
LiveRamp Holdings, Inc.* (Software)	1,677	41,556
LTC Properties, Inc. (Health Care REITs)	471	17,281
M/I Homes, Inc.* (Household Durables)	691	118,410
Madison Square Garden Sports Corp.* (Entertainment)	420	87,469
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	4,739	115,726
MARA Holdings, Inc.* (Software)	7,417	120,304
Marcus & Millichap, Inc. (Real Estate Management & Development)	247	9,789
Marten Transport, Ltd. (Ground Transportation)	685	12,125
Materion Corp. (Metals & Mining)	523	58,503
Matson, Inc. (Marine Transportation)	846	120,657
Matthews International Corp. - Class A (Commercial Services & Supplies)	493	11,438
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,192	17,260
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	864	85,389
Meritage Homes Corp. (Household Durables)	914	187,434
Metallus, Inc.* (Metals & Mining)	550	8,157
MGE Energy, Inc. (Electric Utilities)	501	45,816
MGP Ingredients, Inc. (Beverages)	206	17,149
Middlesex Water Co. (Water Utilities)	207	13,505
Minerals Technologies, Inc. (Chemicals)	404	31,201
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,081	7,037
Moelis & Co. - Class A (Capital Markets)	957	65,564
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	320	25,366
Moog, Inc. - Class A (Aerospace & Defense)	724	146,262
MP Materials Corp.*(a) (Metals & Mining)	1,234	21,780
Mueller Industries, Inc. (Machinery)	2,854	211,481
Myers Industries, Inc. (Containers & Packaging)	460	6,357
MYR Group, Inc.* (Construction & Engineering)	415	42,425
Myriad Genetics, Inc.* (Biotechnology)	1,121	30,704
N-able, Inc.* (Software)	1,136	14,836
National Beverage Corp. (Beverages)	324	15,209
National HealthCare Corp. (Health Care Providers & Services)	146	18,362
National Presto Industries, Inc. (Aerospace & Defense)	57	4,283
NeoGenomics, Inc.* (Health Care Providers & Services)	3,228	47,613
New York Mortgage Trust, Inc. (Mortgage REITs)	2,281	14,439
NMI Holdings, Inc.* (Financial Services)	1,305	53,753
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	2,510	88,879
Oceaneering International, Inc.* (Energy Equipment & Services)	2,556	63,568
OFG Bancorp (Banks)	1,172	52,646
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	399	60,580
Otter Tail Corp. (Electric Utilities)	1,053	82,303
Outfront Media, Inc. (Specialized REITs)	1,457	26,780
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	371	32,188
Palomar Holdings, Inc.* (Insurance)	659	62,388
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	386	20,794
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,418	24,957
Park National Corp. (Banks)	150	25,197
Pathward Financial, Inc. (Banks)	629	41,520
Patrick Industries, Inc. (Automobile Components)	564	80,296
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,954	37,898
Payoneer Global, Inc.* (Financial Services)	2,549	19,194
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	780	24,710
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,427	37,873
Perdoceo Education Corp. (Diversified Consumer Services)	871	19,371
Perficient, Inc.* (IT Services)	540	40,759
Phillips Edison & Co., Inc. (Retail REITs)	1,574	59,356

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,117	$27,657
Piper Sandler Cos. (Capital Markets)	195	55,343
PJT Partners, Inc. - Class A (Capital Markets)	342	45,602
Plexus Corp.* (Electronic Equipment, Instruments & Components)	302	41,286
Powell Industries, Inc. (Electrical Equipment)	235	52,167
Preferred Bank (Banks)	313	25,118
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	599	43,188
Privia Health Group, Inc.* (Health Care Providers & Services)	2,584	47,055
PROG Holdings, Inc. (Consumer Finance)	1,066	51,691
Progress Software Corp. (Software)	1,077	72,557
Progyny, Inc.* (Health Care Providers & Services)	1,979	33,168
Protagonist Therapeutics, Inc.* (Biotechnology)	1,053	47,385
Proto Labs, Inc.* (Machinery)	411	12,071
Quaker Chemical Corp. (Chemicals)	181	30,497
Quanex Building Products Corp. (Building Products)	822	22,811
Radian Group, Inc. (Financial Services)	2,084	72,294
RadNet, Inc.* (Health Care Providers & Services)	1,638	113,660
Redwood Trust, Inc. (Mortgage REITs)	3,330	25,741
REGENXBIO, Inc.* (Biotechnology)	493	5,172
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	388	17,961
Rogers Corp.* (Electronic Equipment, Instruments & Components)	285	32,208
RPC, Inc. (Energy Equipment & Services)	2,081	13,235
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	700	36,981
RXO, Inc.* (Ground Transportation)	1,586	44,408
S&T Bancorp, Inc. (Banks)	511	21,447
Sabre Corp.* (Hotels, Restaurants & Leisure)	5,148	18,893
Saul Centers, Inc. (Retail REITs)	148	6,210
Schrodinger, Inc.* (Health Care Technology)	780	14,469
Sealed Air Corp. (Containers & Packaging)	1,468	53,289
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	850	38,811
Sensient Technologies Corp. (Chemicals)	459	36,821
ServisFirst Bancshares, Inc. (Banks)	581	46,741
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,006	103,829
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	1,154	16,283
Shutterstock, Inc. (Interactive Media & Services)	314	11,106
Signet Jewelers, Ltd. (Specialty Retail)	1,123	115,826
Simulations Plus, Inc. (Health Care Technology)	240	7,685
SiriusPoint, Ltd.* (Insurance)	2,453	35,176
SITE Centers Corp.* (Retail REITs)	558	33,759
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	274	46,994
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,345	94,527
SJW Group (Water Utilities)	322	18,711
SkyWest, Inc.* (Passenger Airlines)	545	46,336
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,881	115,154
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	547	11,460
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	564	12,921
SolarWinds Corp. (Software)	615	8,026
Southside Bancshares, Inc. (Banks)	279	9,327
SPS Commerce, Inc.* (Software)	934	181,356
SPX Technologies, Inc.* (Machinery)	1,163	185,452
STAAR Surgical Co.* (Health Care Equipment & Supplies)	755	28,048
Standex International Corp. (Machinery)	299	54,651
StepStone Group, Inc. - Class A (Capital Markets)	472	26,824
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,829	89,603
Strategic Education, Inc. (Diversified Consumer Services)	251	23,230
Stride, Inc.* (Diversified Consumer Services)	1,072	91,452
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,391	9,542
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	443	4,966
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	5,121	52,849
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	555	17,305
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	758	32,147
Tanger, Inc. (Retail REITs)	2,754	91,379
TechTarget, Inc.* (Media)	376	9,193
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,228	28,551
Tennant Co. (Machinery)	476	45,715
TG Therapeutics, Inc.* (Biotechnology)	3,359	78,567
The Andersons, Inc. (Consumer Staples Distribution & Retail)	429	21,510
The Bancorp, Inc.* (Banks)	1,233	65,966
The Buckle, Inc. (Specialty Retail)	467	20,534
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	542	21,978
The Simply Good Foods Co.* (Food Products)	1,446	50,277
The St. Joe Co. (Real Estate Management & Development)	954	55,627
Tidewater, Inc.* (Energy Equipment & Services)	1,216	87,296
Tootsie Roll Industries, Inc. (Food Products)	253	7,835
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	831	130,467
Tri Pointe Homes, Inc.* (Household Durables)	1,438	65,156
Trinity Industries, Inc. (Machinery)	1,037	36,129
TripAdvisor, Inc.* (Interactive Media & Services)	2,757	39,949
Triumph Financial, Inc.* (Banks)	552	43,906

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Trupanion, Inc.* (Insurance)	402	$16,876
Two Harbors Investment Corp. (Mortgage REITs)	2,610	36,226
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	209	17,688
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	184	58,273
UniFirst Corp. (Commercial Services & Supplies)	155	30,791
Uniti Group, Inc. (Specialized REITs)	3,197	18,031
Unitil Corp. (Multi-Utilities)	184	11,147
Universal Health Realty Income Trust (Health Care REITs)	154	7,046
Upbound Group, Inc. (Specialty Retail)	687	21,977
Urban Edge Properties (Retail REITs)	1,804	38,588
Urban Outfitters, Inc.* (Specialty Retail)	1,435	54,975
Vector Group, Ltd. (Tobacco)	1,534	22,887
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,430	47,376
Vericel Corp.* (Biotechnology)	1,235	52,179
Veris Residential, Inc. (Residential REITs)	814	14,538
Verra Mobility Corp.* (Professional Services)	4,147	115,328
Vestis Corp. (Commercial Services & Supplies)	1,527	22,752
Viad Corp.* (Commercial Services & Supplies)	533	19,097
Vicor Corp.* (Electrical Equipment)	307	12,925
Virtus Investment Partners, Inc. (Capital Markets)	105	21,992
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	326	8,769
Walker & Dunlop, Inc. (Financial Services)	348	39,529
Warrior Met Coal, Inc. (Metals & Mining)	1,317	84,156
WD-40 Co. (Household Products)	341	87,937
Westamerica BanCorp (Banks)	409	20,213
Whitestone REIT (Retail REITs)	544	7,360
Winnebago Industries, Inc. (Automobiles)	408	23,709
WisdomTree, Inc. (Capital Markets)	2,998	29,950
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,490	14,453
World Acceptance Corp.* (Consumer Finance)	82	9,674
Worthington Enterprises, Inc. (Household Durables)	540	22,383
Worthington Steel, Inc. (Metals & Mining)	604	20,542
WSFS Financial Corp. (Banks)	672	34,265
Xencor, Inc.* (Biotechnology)	811	16,309
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,516	22,391
XPEL, Inc.* (Automobile Components)	570	24,721
Yelp, Inc.* (Interactive Media & Services)	1,685	59,110
Zurn Elkay Water Solutions Corp. (Building Products)	1,518	54,557
TOTAL COMMON STOCKS
(Cost $11,529,551)		16,982,899

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $33,004	$33,000	$33,000
TOTAL REPURCHASE AGREEMENTS
(Cost $33,000)		33,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(d)	22,249	$22,249
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $22,249)		22,249
TOTAL INVESTMENT SECURITIES
(Cost $11,584,800) — 99.8%		17,038,148
Net other assets (liabilities) — 0.2%		30,701
NET ASSETS - 100.0%		$17,068,849

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $20,668.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$333,663	2.0%
Automobile Components	240,557	1.4%
Automobiles	23,709	0.1%
Banks	736,223	4.3%
Beverages	32,358	0.2%
Biotechnology	605,264	3.5%
Broadline Retail	70,634	0.4%
Building Products	587,428	3.4%
Capital Markets	425,501	2.5%
Chemicals	348,352	2.0%
Commercial Services & Supplies	190,323	1.1%
Communications Equipment	80,665	0.5%
Construction & Engineering	155,603	0.9%
Consumer Finance	61,365	0.4%
Consumer Staples Distribution & Retail	21,510	0.1%
Containers & Packaging	59,646	0.3%
Diversified Consumer Services	305,198	1.8%
Diversified REITs	86,368	0.5%
Diversified Telecommunication Services	96,910	0.6%
Electric Utilities	128,119	0.7%
Electrical Equipment	65,092	0.4%
Electronic Equipment, Instruments & Components	623,524	3.7%
Energy Equipment & Services	519,888	3.0%
Entertainment	162,331	1.0%
Financial Services	239,401	1.4%
Food Products	213,441	1.3%
Gas Utilities	31,539	0.2%
Ground Transportation	128,404	0.8%
Health Care Equipment & Supplies	890,218	5.3%
Health Care Providers & Services	460,528	2.7%
Health Care REITs	99,810	0.6%
Health Care Technology	50,095	0.3%
Hotel & Resort REITs	214,068	1.3%
Hotels, Restaurants & Leisure	406,027	2.4%
Household Durables	797,045	4.7%
Household Products	111,979	0.7%
Industrial REITs	52,763	0.3%
Insurance	274,518	1.6%
Interactive Media & Services	240,224	1.3%
IT Services	76,141	0.4%
Life Sciences Tools & Services	13,622	0.1%
Machinery	1,132,399	6.6%
Marine Transportation	120,657	0.7%
Media	9,193	0.1%
Metals & Mining	722,779	4.3%
Mortgage REITs	140,203	0.8%
Multi-Utilities	11,147	0.1%
Oil, Gas & Consumable Fuels	627,042	3.7%
Passenger Airlines	51,302	0.3%
Personal Care Products	58,395	0.3%
Pharmaceuticals	260,001	1.5%
Professional Services	190,317	1.1%
Real Estate Management & Development	95,428	0.6%
Residential REITs	14,538	0.1%
Retail REITs	253,829	1.4%
Semiconductors & Semiconductor Equipment	606,456	3.6%
Software	1,034,582	6.0%
Specialized REITs	74,912	0.4%
Specialty Retail	641,667	3.8%
Textiles, Apparel & Luxury Goods	224,997	1.3%
Tobacco	22,887	0.1%
Trading Companies & Distributors	290,535	1.7%
Water Utilities	105,959	0.6%
Wireless Telecommunication Services	33,620	0.2%
Other**	85,950	0.5%
Total	$17,068,849	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
A10 Networks, Inc. (Software)	1,004	$14,498
AAR Corp.* (Aerospace & Defense)	253	16,536
ABM Industries, Inc. (Commercial Services & Supplies)	1,610	84,943
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,850	107,966
Acadia Realty Trust (Retail REITs)	2,702	63,443
ACI Worldwide, Inc.* (Software)	994	50,595
AdaptHealth Corp.* (Health Care Providers & Services)	2,711	30,445
Addus HomeCare Corp.* (Health Care Providers & Services)	266	35,386
Adeia, Inc. (Software)	1,676	19,961
Adient PLC* (Automobile Components)	2,237	50,488
Advance Auto Parts, Inc. (Specialty Retail)	1,530	59,655
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	367	38,623
AdvanSix, Inc. (Chemicals)	685	20,810
Air Lease Corp. (Trading Companies & Distributors)	2,099	95,063
Alaska Air Group, Inc.* (Passenger Airlines)	3,237	146,345
Albany International Corp. (Machinery)	416	36,962
Alexander & Baldwin, Inc. (Diversified REITs)	1,863	35,770
Alkermes PLC* (Biotechnology)	1,521	42,572
Allegiant Travel Co. (Passenger Airlines)	372	20,482
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	609	22,606
American Assets Trust, Inc. (Diversified REITs)	1,219	32,572
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	3,017	18,645
American States Water Co. (Water Utilities)	452	37,648
American Woodmark Corp.* (Building Products)	176	16,447
Ameris Bancorp (Banks)	1,659	103,505
AMERISAFE, Inc. (Insurance)	279	13,484
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	449	19,033
Apogee Enterprises, Inc. (Building Products)	310	21,705
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,241	11,405
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	4,838	75,279
Arch Resources, Inc. (Metals & Mining)	144	19,895
Arcosa, Inc. (Construction & Engineering)	513	48,612
Arcus Biosciences, Inc.* (Biotechnology)	817	12,492
Armada Hoffler Properties, Inc. (Diversified REITs)	993	10,754
ARMOUR Residential REIT, Inc. (Mortgage REITs)	388	7,915
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	789	34,179
Artivion, Inc.* (Health Care Equipment & Supplies)	445	11,846
Asbury Automotive Group, Inc.* (Specialty Retail)	261	62,272
Assured Guaranty, Ltd. (Insurance)	508	40,396
Astec Industries, Inc. (Machinery)	585	18,685
Atlantic Union Bankshares Corp. (Banks)	2,304	86,792
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,179	28,331
Avista Corp. (Multi-Utilities)	2,019	78,236
Axos Financial, Inc.* (Banks)	514	32,320
B&G Foods, Inc. (Food Products)	2,031	18,035
Balchem Corp. (Chemicals)	366	64,416
Banc of California, Inc. (Banks)	3,534	52,056
BancFirst Corp. (Banks)	193	20,313
Bank of Hawaii Corp. (Banks)	612	38,415
BankUnited, Inc. (Banks)	1,918	69,892
Banner Corp. (Banks)	884	52,651
Barnes Group, Inc. (Machinery)	1,172	47,361
Bath & Body Works, Inc. (Specialty Retail)	5,828	186,029
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	926	41,040
Berkshire Hills Bancorp, Inc. (Banks)	552	14,865
BGC Group, Inc. - Class A (Capital Markets)	4,078	37,436
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	369	9,240
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	594	19,341
BlackLine, Inc.* (Software)	437	24,096
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	4,455	84,690
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	990	16,365
Box, Inc.* - Class A (Software)	1,456	47,655
Brady Corp. - Class A (Commercial Services & Supplies)	395	30,269
Brandywine Realty Trust (Office REITs)	4,420	24,045
Bread Financial Holdings, Inc. (Consumer Finance)	1,275	60,665
Brightsphere Investment Group, Inc. (Capital Markets)	285	7,239
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	662	50,663
Bristow Group, Inc.* (Energy Equipment & Services)	631	21,889
Brookline Bancorp, Inc. (Banks)	2,281	23,015
Cable One, Inc. (Media)	118	41,275
Cactus, Inc. - Class A (Energy Equipment & Services)	648	38,667
Caleres, Inc. (Specialty Retail)	901	29,778
California Water Service Group (Water Utilities)	906	49,124
Calix, Inc.* (Communications Equipment)	766	29,713
Capitol Federal Financial, Inc. (Banks)	3,133	18,297
CareTrust REIT, Inc. (Health Care REITs)	1,464	45,179
Cathay General Bancorp (Banks)	981	42,134
Centerspace (Residential REITs)	393	27,695
Central Garden & Pet Co.* (Household Products)	244	8,899
Central Garden & Pet Co.* - Class A (Household Products)	1,334	41,887
Central Pacific Financial Corp. (Banks)	694	20,480
Century Aluminum Co.* (Metals & Mining)	1,333	21,635
Century Communities, Inc. (Household Durables)	347	35,734
Certara, Inc.* (Health Care Technology)	1,179	13,806
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	346	8,356

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas Utilities)	317	$39,362
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	190	7,106
City Holding Co. (Banks)	151	17,726
Clear Secure, Inc. - Class A (Software)	757	25,087
Clearwater Paper Corp.* (Paper & Forest Products)	427	12,187
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	888	25,281
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	2,125	65,195
Cohen & Steers, Inc. (Capital Markets)	351	33,678
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	710	18,247
Comerica, Inc. (Banks)	3,404	203,933
Community Financial System, Inc. (Banks)	1,348	78,278
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,139	12,677
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,945	9,025
Corcept Therapeutics, Inc.* (Pharmaceuticals)	835	38,644
Core Laboratories, Inc. (Energy Equipment & Services)	674	12,489
CoreCivic, Inc.* (Commercial Services & Supplies)	2,829	35,787
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	1,149	7,997
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	570	25,850
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	815	10,954
CSG Systems International, Inc. (Professional Services)	370	18,001
CTS Corp. (Electronic Equipment, Instruments & Components)	343	16,594
Cushman & Wakefield PLC* (Real Estate Management & Development)	5,882	80,171
CVB Financial Corp. (Banks)	3,369	60,036
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	395	9,097
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	2,733	15,141
Dana, Inc. (Automobile Components)	3,310	34,954
Deluxe Corp. (Commercial Services & Supplies)	1,134	22,102
Digi International, Inc.* (Communications Equipment)	934	25,713
DigitalOcean Holdings, Inc.* (IT Services)	731	29,525
Dime Community Bancshares, Inc. (Banks)	904	26,035
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	464	29,738
DNOW, Inc.* (Trading Companies & Distributors)	2,732	35,325
Dorman Products, Inc.* (Automobile Components)	216	24,434
Douglas Emmett, Inc. (Office REITs)	4,295	75,463
DXC Technology Co.* (IT Services)	4,639	96,259
DXP Enterprises, Inc.* (Trading Companies & Distributors)	328	17,502
Dycom Industries, Inc.* (Construction & Engineering)	746	147,036
Eagle Bancorp, Inc. (Banks)	774	17,477
Easterly Government Properties, Inc. (Office REITs)	2,484	33,733
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	3,096	76,842
Edgewell Personal Care Co. (Personal Care Products)	1,265	45,970
Elme Communities (Residential REITs)	2,258	39,718
Embecta Corp. (Health Care Equipment & Supplies)	1,480	20,868
Employers Holdings, Inc. (Insurance)	637	30,557
Encore Capital Group, Inc.* (Consumer Finance)	608	28,740
Energizer Holdings, Inc. (Household Products)	905	28,743
Enerpac Tool Group Corp. (Machinery)	460	19,269
Enova International, Inc.* (Consumer Finance)	677	56,726
Enpro, Inc. (Machinery)	296	48,005
Envestnet, Inc.* (Software)	748	46,840
Enviri Corp.* (Commercial Services & Supplies)	2,055	21,249
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	266	26,158
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,159	73,730
Ethan Allen Interiors, Inc. (Household Durables)	342	10,906
Etsy, Inc.* (Broadline Retail)	1,649	91,569
Extreme Networks, Inc.* (Communications Equipment)	1,338	20,110
EZCORP, Inc.* - Class A (Consumer Finance)	1,328	14,887
FB Financial Corp. (Banks)	898	42,143
First Bancorp (Banks)	1,059	44,044
First Commonwealth Financial Corp. (Banks)	1,414	24,250
First Financial Bancorp (Banks)	2,450	61,814
First Hawaiian, Inc. (Banks)	3,281	75,955
Foot Locker, Inc. (Specialty Retail)	2,114	54,626
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	2,299	45,979
Forward Air Corp. (Air Freight & Logistics)	490	17,346
Four Corners Property Trust, Inc. (Specialized REITs)	1,331	39,012
Fox Factory Holding Corp.* (Automobile Components)	663	27,515
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	2,099	27,413
Fresh Del Monte Produce, Inc. (Food Products)	861	25,434
Fulgent Genetics, Inc.* (Health Care Providers & Services)	513	11,147
Fulton Financial Corp. (Banks)	4,667	84,613
Gates Industrial Corp. PLC* (Machinery)	3,829	67,198
Gentherm, Inc.* (Automobile Components)	434	20,203
Genworth Financial, Inc.* (Insurance)	11,085	75,933
Getty Realty Corp. (Retail REITs)	729	23,189

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,016	$31,008
Global Net Lease, Inc. (Diversified REITs)	5,077	42,748
Gogo, Inc.* (Wireless Telecommunication Services)	811	5,823
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	212	6,739
Granite Construction, Inc. (Construction & Engineering)	549	43,525
Green Dot Corp.* - Class A (Consumer Finance)	1,378	16,136
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,659	22,463
Griffon Corp. (Building Products)	336	23,520
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	2,514	44,121
H.B. Fuller Co. (Chemicals)	713	56,598
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	9,023	66,319
Hanmi Financial Corp. (Banks)	772	14,359
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	2,988	102,996
Harmonic, Inc.* (Communications Equipment)	1,373	20,005
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	441	17,640
Haynes International, Inc. (Metals & Mining)	143	8,514
Hayward Holdings, Inc.* (Building Products)	3,643	55,884
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	1,883	21,033
HealthStream, Inc. (Health Care Technology)	290	8,364
Heartland Express, Inc. (Ground Transportation)	498	6,115
Heidrick & Struggles International, Inc. (Professional Services)	521	20,246
Helen of Troy, Ltd.* (Household Durables)	585	36,182
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,166	35,470
Heritage Financial Corp. (Banks)	885	19,266
Hertz Global Holdings, Inc.* (Ground Transportation)	3,145	10,379
Highwoods Properties, Inc. (Office REITs)	2,720	91,147
Hillenbrand, Inc. (Machinery)	1,802	50,096
Hilltop Holdings, Inc. (Banks)	1,183	38,045
HNI Corp. (Commercial Services & Supplies)	484	26,059
Hope Bancorp, Inc. (Banks)	3,098	38,911
Horace Mann Educators Corp. (Insurance)	1,046	36,558
Hub Group, Inc. - Class A (Air Freight & Logistics)	1,580	71,811
Hudson Pacific Properties, Inc. (Office REITs)	3,619	17,299
IAC, Inc.* (Interactive Media & Services)	1,088	58,556
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	864	27,484
ICU Medical, Inc.* (Health Care Equipment & Supplies)	627	114,252
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	181	39,190
Inari Medical, Inc.* (Health Care Equipment & Supplies)	553	22,806
Independent Bank Corp. (Banks)	1,090	64,452
Independent Bank Group, Inc. (Banks)	925	53,336
Ingevity Corp.* (Chemicals)	932	36,348
Innospec, Inc. (Chemicals)	237	26,802
Innovative Industrial Properties, Inc. (Industrial REITs)	327	44,014
Innovex International, Inc.* (Energy Equipment & Services)	884	12,977
Innoviva, Inc.* (Pharmaceuticals)	706	13,633
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	252	54,279
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	191	40,311
Insteel Industries, Inc. (Building Products)	185	5,752
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,712	31,107
Interface, Inc. (Commercial Services & Supplies)	1,496	28,379
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,551	6,390
Itron, Inc.* (Electronic Equipment, Instruments & Components)	588	62,805
Jackson Financial, Inc. - Class A (Financial Services)	1,930	176,073
JBG SMITH Properties (Office REITs)	2,220	38,806
JetBlue Airways Corp.* (Passenger Airlines)	7,653	50,204
John B Sanfilippo & Son, Inc. (Food Products)	109	10,280
John Bean Technologies Corp. (Machinery)	327	32,213
John Wiley & Sons, Inc. - Class A (Media)	1,058	51,049
Kaiser Aluminum Corp. (Metals & Mining)	409	29,661
Kelly Services, Inc. - Class A (Professional Services)	828	17,727
Kennametal, Inc. (Machinery)	1,999	51,833
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	3,032	33,504
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,494	18,451
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,339	24,142
Kohl’s Corp. (Broadline Retail)	2,853	60,198
Koppers Holdings, Inc. (Chemicals)	247	9,023
Korn Ferry (Professional Services)	568	42,736
Krystal Biotech, Inc.* (Biotechnology)	221	40,229
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	517	23,332
Lakeland Financial Corp. (Banks)	347	22,597
La-Z-Boy, Inc. (Household Durables)	496	21,293
LCI Industries (Automobile Components)	242	29,171
Leggett & Platt, Inc. (Household Durables)	3,442	46,881
Leslie’s, Inc.* (Specialty Retail)	4,740	14,978
LGI Homes, Inc.* (Household Durables)	212	25,126
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	469	46,942
Lincoln National Corp. (Insurance)	4,367	137,605
Lindsay Corp. (Machinery)	142	17,699
LTC Properties, Inc. (Health Care REITs)	636	23,335
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	26,088	185,224

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
LXP Industrial Trust (Industrial REITs)	7,552	$75,898
Marcus & Millichap, Inc. (Real Estate Management & Development)	363	14,386
MarineMax, Inc.* (Specialty Retail)	504	17,776
Marten Transport, Ltd. (Ground Transportation)	786	13,912
Masterbrand, Inc.* (Building Products)	3,260	60,440
Mativ Holdings, Inc. (Chemicals)	1,394	23,684
Matthews International Corp. - Class A (Commercial Services & Supplies)	283	6,566
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	744	10,773
Medical Properties Trust, Inc.(a) (Health Care REITs)	15,396	90,066
Mercury General Corp. (Insurance)	682	42,952
Mercury Systems, Inc.* (Aerospace & Defense)	1,296	47,952
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	612	60,484
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	139	18,051
Metallus, Inc.* (Metals & Mining)	422	6,258
MGE Energy, Inc. (Electric Utilities)	418	38,226
MGP Ingredients, Inc. (Beverages)	152	12,654
Middlesex Water Co. (Water Utilities)	247	16,114
MillerKnoll, Inc. (Commercial Services & Supplies)	1,792	44,370
Minerals Technologies, Inc. (Chemicals)	413	31,896
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,293	8,417
Moelis & Co. - Class A (Capital Markets)	830	56,863
Monro, Inc. (Specialty Retail)	768	22,164
MP Materials Corp.*(a) (Metals & Mining)	1,884	33,253
Mr. Cooper Group, Inc.* (Financial Services)	1,654	152,465
Myers Industries, Inc. (Containers & Packaging)	487	6,730
Myriad Genetics, Inc.* (Biotechnology)	1,188	32,539
N-able, Inc.* (Software)	650	8,489
Nabors Industries, Ltd.* (Energy Equipment & Services)	230	14,828
National Bank Holdings Corp. - Class A (Banks)	973	40,963
National Beverage Corp. (Beverages)	270	12,674
National HealthCare Corp. (Health Care Providers & Services)	168	21,129
National Presto Industries, Inc. (Aerospace & Defense)	73	5,485
National Vision Holdings, Inc.* (Specialty Retail)	2,018	22,016
Navient Corp. (Consumer Finance)	2,021	31,507
NBT Bancorp, Inc. (Banks)	1,210	53,518
NCR Atleos Corp.* (Financial Services)	1,856	52,952
NCR Voyix Corp.* (Software)	3,730	50,616
NetScout Systems, Inc.* (Communications Equipment)	1,830	39,803
Newell Brands, Inc. (Household Durables)	10,673	81,970
NexPoint Residential Trust, Inc. (Residential REITs)	567	24,954
NMI Holdings, Inc.* (Financial Services)	715	29,451
Northwest Bancshares, Inc. (Banks)	3,268	43,726
Northwest Natural Holding Co. (Gas Utilities)	992	40,493
NV5 Global, Inc.* (Professional Services)	334	31,222
O-I Glass, Inc.* (Containers & Packaging)	3,995	52,414
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,180	51,448
OPENLANE, Inc.* (Commercial Services & Supplies)	2,787	47,044
Organon & Co. (Pharmaceuticals)	6,606	126,373
Outfront Media, Inc. (Specialized REITs)	2,050	37,679
Owens & Minor, Inc.* (Health Care Providers & Services)	1,896	29,748
Pacific Premier Bancorp, Inc. (Banks)	2,474	62,246
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,183	17,804
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	444	23,918
Park National Corp. (Banks)	220	36,956
Patterson Cos., Inc. (Health Care Providers & Services)	2,013	43,964
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,130	31,595
Payoneer Global, Inc.* (Financial Services)	3,896	29,337
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	317	23,911
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,777	47,161
Pebblebrook Hotel Trust (Hotel & Resort REITs)	3,092	40,908
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	2,168	25,127
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,838	72,385
PennyMac Mortgage Investment Trust (Mortgage REITs)	2,229	31,786
Perdoceo Education Corp. (Diversified Consumer Services)	697	15,501
Perficient, Inc.* (IT Services)	352	26,569
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	522	11,755
Phillips Edison & Co., Inc. (Retail REITs)	1,540	58,073
Phinia, Inc. (Automobile Components)	1,121	51,599
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	488	12,083
Piper Sandler Cos. (Capital Markets)	207	58,749
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,007	28,570
PJT Partners, Inc. - Class A (Capital Markets)	263	35,068
Plexus Corp.* (Electronic Equipment, Instruments & Components)	391	53,454
PRA Group, Inc.* (Consumer Finance)	1,011	22,606
Premier, Inc. - Class A (Health Care Providers & Services)	2,689	53,780
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	661	47,658
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	645	59,198
ProAssurance Corp.* (Insurance)	1,312	19,732
ProPetro Holding Corp.* (Energy Equipment & Services)	2,058	15,764

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Protagonist Therapeutics, Inc.* (Biotechnology)	438	$19,710
Proto Labs, Inc.* (Machinery)	226	6,638
Provident Financial Services, Inc. (Banks)	3,348	62,139
Quaker Chemical Corp. (Chemicals)	170	28,643
Quanex Building Products Corp. (Building Products)	376	10,434
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	1,484	67,670
QuinStreet, Inc.* (Interactive Media & Services)	1,418	27,126
Radian Group, Inc. (Financial Services)	1,737	60,256
Ready Capital Corp. (Mortgage REITs)	4,316	32,931
REGENXBIO, Inc.* (Biotechnology)	665	6,976
Renasant Corp. (Banks)	1,631	53,008
Resideo Technologies, Inc.* (Building Products)	3,756	75,646
Retail Opportunity Investments Corp. (Retail REITs)	3,270	51,437
Robert Half, Inc. (Professional Services)	2,625	176,952
Rogers Corp.* (Electronic Equipment, Instruments & Components)	143	16,160
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	873	46,121
RXO, Inc.* (Ground Transportation)	1,902	53,256
S&T Bancorp, Inc. (Banks)	461	19,348
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,651	17,069
Safehold, Inc. (Specialized REITs)	1,173	30,768
Safety Insurance Group, Inc. (Insurance)	381	31,158
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,633	35,730
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,402	95,968
Saul Centers, Inc. (Retail REITs)	158	6,630
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	583	28,001
Schneider National, Inc. - Class B (Ground Transportation)	1,206	34,419
Scholastic Corp. (Media)	641	20,518
Schrodinger, Inc.* (Health Care Technology)	625	11,594
Seacoast Banking Corp. of Florida (Banks)	2,169	57,804
Sealed Air Corp. (Containers & Packaging)	2,243	81,422
Select Medical Holdings Corp. (Health Care Providers & Services)	2,702	94,219
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,059	48,354
Sensient Technologies Corp. (Chemicals)	620	49,736
Service Properties Trust (Hotel & Resort REITs)	4,256	19,407
ServisFirst Bancshares, Inc. (Banks)	695	55,913
Shoe Carnival, Inc. (Specialty Retail)	453	19,864
Shutterstock, Inc. (Interactive Media & Services)	307	10,859
Simmons First National Corp. - Class A (Banks)	3,221	69,380
Simulations Plus, Inc. (Health Care Technology)	170	5,443
SITE Centers Corp.* (Retail REITs)	641	38,781
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	202	34,645
SJW Group (Water Utilities)	435	25,278
SkyWest, Inc.* (Passenger Airlines)	473	40,214
SL Green Realty Corp. (Office REITs)	1,663	115,760
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	801	16,781
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	897	20,550
SolarWinds Corp. (Software)	765	9,983
Sonic Automotive, Inc. - Class A (Specialty Retail)	374	21,872
Sonos, Inc.* (Household Durables)	3,105	38,160
Southside Bancshares, Inc. (Banks)	445	14,876
SpartanNash Co. (Consumer Staples Distribution & Retail)	866	19,407
Sprinklr, Inc.* - Class A (Software)	3,089	23,878
STAAR Surgical Co.* (Health Care Equipment & Supplies)	492	18,278
Standard Motor Products, Inc. (Automobile Components)	529	17,563
Stellar Bancorp, Inc. (Banks)	1,223	31,663
Stepan Co. (Chemicals)	542	41,870
StepStone Group, Inc. - Class A (Capital Markets)	1,125	63,935
Stewart Information Services Corp. (Insurance)	710	53,065
StoneX Group, Inc.* (Capital Markets)	726	59,445
Strategic Education, Inc. (Diversified Consumer Services)	369	34,152
Sturm Ruger & Co., Inc. (Leisure Products)	432	18,006
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,362	9,343
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	551	6,177
SunCoke Energy, Inc. (Metals & Mining)	2,158	18,731
Sunrun, Inc.* (Electrical Equipment)	5,735	103,574
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	848	26,441
Sylvamo Corp. (Paper & Forest Products)	884	75,891
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,189	33,006
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	907	38,466
TechTarget, Inc.* (Media)	277	6,773
TEGNA, Inc. (Media)	4,244	66,971
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,251	29,086
The Andersons, Inc. (Consumer Staples Distribution & Retail)	387	19,404
The Buckle, Inc. (Specialty Retail)	292	12,839
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	648	26,276
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	889	37,347
The GEO Group, Inc.* (Commercial Services & Supplies)	3,490	44,847
The Greenbrier Cos., Inc. (Machinery)	799	40,661
The Hain Celestial Group, Inc.* (Food Products)	2,305	19,892
The Macerich Co. (Retail REITs)	5,542	101,086
The ODP Corp.* (Specialty Retail)	862	25,645

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Simply Good Foods Co.* (Food Products)	865	$30,076
Thryv Holdings, Inc.* (Media)	876	15,093
Titan International, Inc.* (Machinery)	1,259	10,236
Tompkins Financial Corp. (Banks)	321	18,551
Tootsie Roll Industries, Inc. (Food Products)	165	5,110
Topgolf Callaway Brands Corp.* (Leisure Products)	3,631	39,868
TreeHouse Foods, Inc.* (Food Products)	1,198	50,292
Tri Pointe Homes, Inc.* (Household Durables)	936	42,410
Trinity Industries, Inc. (Machinery)	1,058	36,861
Triumph Group, Inc.* (Aerospace & Defense)	1,984	25,574
Trupanion, Inc.* (Insurance)	444	18,639
TrustCo Bank Corp. (Banks)	488	16,138
Trustmark Corp. (Banks)	1,570	49,957
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,616	47,742
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	174	14,726
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,155	46,119
UniFirst Corp. (Commercial Services & Supplies)	227	45,093
United Community Banks, Inc. (Banks)	3,058	88,927
United Fire Group, Inc. (Insurance)	546	11,428
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,526	25,667
Uniti Group, Inc. (Specialized REITs)	3,007	16,959
Unitil Corp. (Multi-Utilities)	228	13,812
Universal Corp. (Tobacco)	634	33,672
Universal Health Realty Income Trust (Health Care REITs)	170	7,778
Upbound Group, Inc. (Specialty Retail)	549	17,563
Urban Edge Properties (Retail REITs)	1,276	27,294
USANA Health Sciences, Inc.* (Personal Care Products)	284	10,769
Vector Group, Ltd. (Tobacco)	1,910	28,497
Veris Residential, Inc. (Residential REITs)	1,243	22,200
Veritex Holdings, Inc. (Banks)	1,395	36,716
Vestis Corp. (Commercial Services & Supplies)	1,379	20,547
VF Corp. (Textiles, Apparel & Luxury Goods)	8,487	169,316
Viasat, Inc.* (Communications Equipment)	2,164	25,838
Viavi Solutions, Inc.* (Communications Equipment)	5,694	51,359
Vicor Corp.* (Electrical Equipment)	277	11,662
Victoria’s Secret & Co.* (Specialty Retail)	2,009	51,631
Vir Biotechnology, Inc.* (Biotechnology)	2,349	17,594
Virtu Financial, Inc. - Class A (Capital Markets)	2,103	64,058
Virtus Investment Partners, Inc. (Capital Markets)	63	13,195
Vista Outdoor, Inc.* (Leisure Products)	1,499	58,731
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	360	9,684
Wabash National Corp. (Machinery)	1,129	21,666
WaFd, Inc. (Banks)	2,084	72,627
Walker & Dunlop, Inc. (Financial Services)	469	53,274
Werner Enterprises, Inc. (Ground Transportation)	1,586	61,204
Westamerica BanCorp (Banks)	267	13,195
Whitestone REIT (Retail REITs)	576	7,793
Winnebago Industries, Inc. (Automobiles)	327	19,002
WK Kellogg Co. (Food Products)	1,697	29,036
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,711	16,597
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,053	35,763
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,516	46,860
Worthington Enterprises, Inc. (Household Durables)	247	10,238
Worthington Steel, Inc. (Metals & Mining)	277	9,421
WSFS Financial Corp. (Banks)	836	42,628
Xencor, Inc.* (Biotechnology)	762	15,324
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,073	15,848
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,966	30,787
Ziff Davis, Inc.* (Interactive Media & Services)	1,148	55,862
Zurn Elkay Water Solutions Corp. (Building Products)	2,137	76,803
TOTAL COMMON STOCKS
(Cost $13,835,640)		17,534,324

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $26,003	$26,000	$26,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,000)		26,000

Collateral for Securities Loaned(c) (1.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(d)	228,881	$228,881
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $228,881)		228,881
TOTAL INVESTMENT SECURITIES
(Cost $14,090,521) — 101.4%		17,789,205
Net other assets (liabilities) — (1.4)%		(247,496)
NET ASSETS - 100.0%		$17,541,709

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $217,992.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$95,547	0.5%
Air Freight & Logistics	89,157	0.5%
Automobile Components	274,572	1.6%
Automobiles	19,002	0.1%
Banks	2,502,284	14.4%
Beverages	25,328	0.1%
Biotechnology	193,826	1.1%
Broadline Retail	151,767	0.9%
Building Products	346,631	2.0%
Capital Markets	463,845	2.6%
Chemicals	389,826	2.3%
Commercial Services & Supplies	506,858	2.9%
Communications Equipment	212,541	1.2%
Construction & Engineering	239,173	1.4%
Consumer Finance	231,267	1.3%
Consumer Staples Distribution & Retail	205,144	1.1%
Containers & Packaging	140,566	0.8%
Diversified Consumer Services	58,070	0.3%
Diversified REITs	195,574	1.1%
Diversified Telecommunication Services	271,091	1.6%
Electric Utilities	38,226	0.2%
Electrical Equipment	115,236	0.7%
Electronic Equipment, Instruments & Components	528,877	3.1%
Energy Equipment & Services	183,679	1.1%
Financial Services	553,808	3.2%
Food Products	188,155	1.1%
Gas Utilities	79,855	0.5%
Ground Transportation	179,285	1.0%
Health Care Equipment & Supplies	505,867	2.9%
Health Care Providers & Services	389,658	2.2%
Health Care REITs	166,358	0.9%
Health Care Technology	39,207	0.2%
Hotel & Resort REITs	85,506	0.5%
Hotels, Restaurants & Leisure	265,712	1.5%
Household Durables	348,900	2.0%
Household Products	79,529	0.5%
Independent Power and Renewable Electricity Producers	90,476	0.5%
Industrial REITs	119,912	0.7%
Insurance	511,507	2.9%
Interactive Media & Services	152,403	0.9%
IT Services	152,353	0.9%
Leisure Products	116,605	0.7%
Life Sciences Tools & Services	88,411	0.5%
Machinery	505,383	2.9%
Media	201,679	1.1%
Metals & Mining	147,368	0.8%
Mortgage REITs	392,866	2.2%
Multi-Utilities	92,048	0.5%
Office REITs	396,253	2.2%
Oil, Gas & Consumable Fuels	180,948	1.0%
Paper & Forest Products	88,078	0.5%
Passenger Airlines	263,422	1.5%
Personal Care Products	56,739	0.3%
Pharmaceuticals	346,890	2.0%
Professional Services	306,884	1.7%
Real Estate Management & Development	128,061	0.7%
Residential REITs	114,567	0.7%
Retail REITs	377,726	2.2%
Semiconductors & Semiconductor Equipment	374,855	2.1%
Software	321,698	1.8%
Specialized REITs	124,418	0.7%
Specialty Retail	762,404	4.3%
Technology Hardware, Storage & Peripherals	38,784	0.2%
Textiles, Apparel & Luxury Goods	302,406	1.7%
Tobacco	62,169	0.4%
Trading Companies & Distributors	194,011	1.1%
Water Utilities	128,164	0.7%
Wireless Telecommunication Services	34,909	0.2%
Other**	7,385	NM
Total	$17,541,709	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Technology :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (98.8%)

	Shares	Value
Accenture PLC - Class A (IT Services)	4,085	$1,443,965
Adobe, Inc.* (Software)	2,892	1,497,420
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,555	1,731,864
Akamai Technologies, Inc.* (IT Services)	988	99,739
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	7,854	511,768
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,236	744,830
ANSYS, Inc.* (Software)	570	181,619
Apple, Inc. (Technology Hardware, Storage & Peripherals)	38,031	8,861,223
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,399	1,090,868
Arista Networks, Inc.* (Communications Equipment)	1,680	644,818
Autodesk, Inc.* (Software)	1,405	387,049
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	15,355	2,648,738
Cadence Design Systems, Inc.* (Software)	1,786	484,060
CDW Corp. (Electronic Equipment, Instruments & Components)	871	197,107
Cisco Systems, Inc. (Communications Equipment)	26,273	1,398,249
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,232	249,446
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,022	226,743
Crowdstrike Holdings, Inc.* - Class A (Software)	1,506	422,388
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	1,876	222,381
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	883	99,797
EPAM Systems, Inc.* (IT Services)	371	73,840
F5, Inc.* (Communications Equipment)	380	83,676
Fair Isaac Corp.* (Software)	160	310,963
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	698	174,109
Fortinet, Inc.* (Software)	4,140	321,057
Gartner, Inc.* (IT Services)	503	254,900
Gen Digital, Inc. (Software)	3,532	96,883
GoDaddy, Inc.* - Class A (IT Services)	919	144,081
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,476	173,419
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,382	228,922
Intel Corp. (Semiconductors & Semiconductor Equipment)	27,827	652,821
International Business Machines Corp. (IT Services)	6,007	1,328,028
Intuit, Inc. (Software)	1,823	1,132,083
Jabil, Inc. (Electronic Equipment, Instruments & Components)	740	88,674
Juniper Networks, Inc. (Communications Equipment)	2,147	83,690
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,138	180,862
KLA Corp. (Semiconductors & Semiconductor Equipment)	877	679,158
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	850	693,668
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,499	280,935
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,231	749,927
Microsoft Corp. (Software)	18,593	8,000,567
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	318	293,991
Motorola Solutions, Inc. (Communications Equipment)	1,088	489,197
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,341	165,627
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	61,534	7,472,688
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,661	398,657
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,793	202,800
Oracle Corp. (Software)	10,424	1,776,249
Palantir Technologies, Inc.* - Class A (Software)	13,133	488,548
Palo Alto Networks, Inc.* (Software)	2,112	721,882
PTC, Inc.* (Software)	783	141,457
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	619	63,943
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,265	1,235,413
Roper Technologies, Inc. (Software)	699	388,952
Salesforce, Inc. (Software)	6,319	1,729,573
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,369	149,947
ServiceNow, Inc.* (Software)	1,343	1,201,166
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,042	102,918
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	328	136,579
Synopsys, Inc.* (Software)	999	505,884
TE Connectivity PLC* (Electronic Equipment, Instruments & Components)	1,982	299,262
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	305	133,486
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,064	142,502
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,954	1,229,918
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,593	98,909
Tyler Technologies, Inc.* (Software)	278	162,274
VeriSign, Inc.* (IT Services)	547	103,908
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,129	145,389
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	336	124,428
TOTAL COMMON STOCKS
(Cost $27,741,237)		58,981,882

ProFund VP Technology :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $510,067	$510,000	$510,000
TOTAL REPURCHASE AGREEMENTS
(Cost $510,000)		510,000
TOTAL INVESTMENT SECURITIES
(Cost $28,251,237) — 99.7%		59,491,882
Net other assets (liabilities) — 0.3%		191,997
NET ASSETS - 100.0%		$59,683,879

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$696,321	$13,058

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Communications Equipment	$2,699,630	4.5%
Electronic Equipment, Instruments & Components	1,861,239	3.1%
IT Services	3,697,907	6.2%
Semiconductors & Semiconductor Equipment	20,689,545	34.7%
Software	19,950,074	33.4%
Technology Hardware, Storage & Peripherals	10,083,487	16.9%
Other**	701,997	1.2%
Total	$59,683,879	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (76.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	166	$22,692
A.O. Smith Corp. (Building Products)	36	3,234
Abbott Laboratories (Health Care Equipment & Supplies)	527	60,083
AbbVie, Inc. (Biotechnology)	535	105,651
Accenture PLC - Class A (IT Services)	190	67,161
Adobe, Inc.* (Software)	134	69,383
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	490	80,398
Aflac, Inc. (Insurance)	153	17,105
Agilent Technologies, Inc. (Life Sciences Tools & Services)	88	13,066
Air Products and Chemicals, Inc. (Chemicals)	67	19,948
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	133	16,866
Akamai Technologies, Inc.* (IT Services)	46	4,644
Albemarle Corp. (Chemicals)	36	3,410
Alexandria Real Estate Equities, Inc. (Office REITs)	47	5,581
Align Technology, Inc.* (Health Care Equipment & Supplies)	21	5,341
Allegion PLC (Building Products)	26	3,789
Alliant Energy Corp. (Electric Utilities)	78	4,734
Alphabet, Inc. - Class A (Interactive Media & Services)	1,775	294,384
Alphabet, Inc. - Class C (Interactive Media & Services)	1,455	243,261
Altria Group, Inc. (Tobacco)	517	26,388
Amazon.com, Inc.* (Broadline Retail)	2,830	527,313
Amcor PLC (Containers & Packaging)	438	4,963
Amentum Holdings, Inc.* (Professional Services)	38	1,226
Ameren Corp. (Multi-Utilities)	81	7,084
American Electric Power Co., Inc. (Electric Utilities)	161	16,519
American Express Co. (Consumer Finance)	170	46,103
American International Group, Inc. (Insurance)	195	14,280
American Tower Corp. (Specialized REITs)	142	33,025
American Water Works Co., Inc. (Water Utilities)	59	8,628
Ameriprise Financial, Inc. (Capital Markets)	30	14,094
AMETEK, Inc. (Electrical Equipment)	70	12,020
Amgen, Inc. (Biotechnology)	163	52,520
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	365	23,784
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	150	34,526
ANSYS, Inc.* (Software)	26	8,284
Aon PLC - Class A (Insurance)	66	22,835
APA Corp. (Oil, Gas & Consumable Fuels)	112	2,740
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,606	1,073,197
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	251	50,715
Aptiv PLC* (Automobile Components)	81	5,833
Arch Capital Group, Ltd.* (Insurance)	113	12,642
Archer-Daniels-Midland Co. (Food Products)	145	8,662
Arista Networks, Inc.* (Communications Equipment)	78	29,938
Arthur J. Gallagher & Co. (Insurance)	66	18,570
Assurant, Inc. (Insurance)	16	3,182
AT&T, Inc. (Diversified Telecommunication Services)	2,172	47,784
Atmos Energy Corp. (Gas Utilities)	47	6,519
Autodesk, Inc.* (Software)	65	17,906
Automatic Data Processing, Inc. (Professional Services)	124	34,314
AutoZone, Inc.* (Specialty Retail)	5	15,750
AvalonBay Communities, Inc. (Residential REITs)	43	9,685
Avery Dennison Corp. (Containers & Packaging)	24	5,298
Axon Enterprise, Inc.* (Aerospace & Defense)	22	8,791
Baker Hughes Co. (Energy Equipment & Services)	301	10,881
Ball Corp. (Containers & Packaging)	92	6,248
Bank of America Corp. (Banks)	2,045	81,146
Baxter International, Inc. (Health Care Equipment & Supplies)	155	5,885
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	88	21,217
Berkshire Hathaway, Inc.* - Class B (Financial Services)	555	255,445
Best Buy Co., Inc. (Specialty Retail)	59	6,095
Biogen, Inc.* (Biotechnology)	44	8,529
Bio-Techne Corp. (Life Sciences Tools & Services)	48	3,837
Blackrock Finance, Inc. (Capital Markets)	42	39,879
Blackstone, Inc. (Capital Markets)	218	33,382
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	10	42,121
BorgWarner, Inc. (Automobile Components)	69	2,504
Boston Scientific Corp.* (Health Care Equipment & Supplies)	446	37,375
Bristol-Myers Squibb Co. (Pharmaceuticals)	614	31,768
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,410	243,224
Broadridge Financial Solutions, Inc. (Professional Services)	35	7,526
Brown & Brown, Inc. (Insurance)	72	7,459
Brown-Forman Corp. - Class B (Beverages)	56	2,755
Builders FirstSource, Inc.* (Building Products)	35	6,785
Bunge Global SA (Food Products)	43	4,156
BXP, Inc. (Office REITs)	44	3,540
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	36	3,973
Cadence Design Systems, Inc.* (Software)	83	22,495
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	66	2,755
Camden Property Trust (Residential REITs)	32	3,953
Campbell Soup Co. (Food Products)	60	2,935
Capital One Financial Corp. (Consumer Finance)	116	17,369
Cardinal Health, Inc. (Health Care Providers & Services)	74	8,178

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CarMax, Inc.* (Specialty Retail)	47	$3,637
Carnival Corp.* (Hotels, Restaurants & Leisure)	306	5,655
Carrier Global Corp. (Building Products)	254	20,444
Catalent, Inc.* (Pharmaceuticals)	55	3,331
Caterpillar, Inc. (Machinery)	147	57,494
Cboe Global Markets, Inc. (Capital Markets)	32	6,556
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	91	11,327
CDW Corp. (Electronic Equipment, Instruments & Components)	40	9,052
Celanese Corp. (Chemicals)	33	4,487
Cencora, Inc. (Health Care Providers & Services)	53	11,929
Centene Corp.* (Health Care Providers & Services)	159	11,970
CenterPoint Energy, Inc. (Multi-Utilities)	197	5,796
CF Industries Holdings, Inc. (Chemicals)	55	4,719
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	16	3,152
Charter Communications, Inc.* - Class A (Media)	29	9,398
Chevron Corp. (Oil, Gas & Consumable Fuels)	515	75,844
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	415	23,912
Chubb, Ltd. (Insurance)	114	32,876
Church & Dwight Co., Inc. (Household Products)	74	7,749
Cincinnati Financial Corp. (Insurance)	47	6,398
Cintas Corp. (Commercial Services & Supplies)	104	21,412
Cisco Systems, Inc. (Communications Equipment)	1,221	64,981
Citigroup, Inc. (Banks)	578	36,183
Citizens Financial Group, Inc. (Banks)	136	5,586
CME Group, Inc. (Capital Markets)	109	24,051
CMS Energy Corp. (Multi-Utilities)	91	6,427
Cognizant Technology Solutions Corp. - Class A (IT Services)	150	11,577
Colgate-Palmolive Co. (Household Products)	248	25,745
Comcast Corp. - Class A (Media)	1,170	48,872
Conagra Brands, Inc. (Food Products)	145	4,715
ConocoPhillips (Oil, Gas & Consumable Fuels)	352	37,059
Consolidated Edison, Inc. (Multi-Utilities)	105	10,934
Constellation Brands, Inc. - Class A (Beverages)	47	12,111
Constellation Energy Corp. (Electric Utilities)	95	24,702
Copart, Inc.* (Commercial Services & Supplies)	265	13,886
Corning, Inc. (Electronic Equipment, Instruments & Components)	233	10,520
Corpay, Inc.* (Software)	21	6,568
Corteva, Inc. (Chemicals)	210	12,346
CoStar Group, Inc.* (Real Estate Management & Development)	124	9,355
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	134	118,795
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	224	5,365
Crowdstrike Holdings, Inc.* - Class A (Software)	70	19,633
Crown Castle, Inc. (Specialized REITs)	132	15,659
CSX Corp. (Ground Transportation)	587	20,269
Cummins, Inc. (Machinery)	42	13,599
CVS Health Corp. (Health Care Providers & Services)	381	23,957
D.R. Horton, Inc. (Household Durables)	89	16,979
Danaher Corp. (Life Sciences Tools & Services)	195	54,214
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	36	5,909
DaVita, Inc.* (Health Care Providers & Services)	14	2,295
Dayforce, Inc.* (Professional Services)	48	2,940
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	46	7,335
Deere & Co. (Machinery)	78	32,551
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	87	10,313
Delta Air Lines, Inc. (Passenger Airlines)	194	9,853
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	190	7,433
Dexcom, Inc.* (Health Care Equipment & Supplies)	121	8,112
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	54	9,310
Digital Realty Trust, Inc. (Specialized REITs)	93	15,050
Discover Financial Services (Consumer Finance)	76	10,662
Dollar General Corp. (Consumer Staples Distribution & Retail)	67	5,666
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	61	4,290
Dominion Energy, Inc. (Multi-Utilities)	254	14,679
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	11	4,732
Dover Corp. (Machinery)	42	8,053
Dow, Inc. (Chemicals)	212	11,582
DTE Energy Co. (Multi-Utilities)	63	8,090
Duke Energy Corp. (Electric Utilities)	234	26,980
DuPont de Nemours, Inc. (Chemicals)	126	11,228
Eastman Chemical Co. (Chemicals)	35	3,918
Eaton Corp. PLC (Electrical Equipment)	121	40,104
eBay, Inc. (Broadline Retail)	148	9,636
Ecolab, Inc. (Chemicals)	77	19,660
Edison International (Electric Utilities)	117	10,190
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	183	12,076
Electronic Arts, Inc. (Entertainment)	73	10,471
Elevance Health, Inc. (Health Care Providers & Services)	70	36,401
Eli Lilly & Co. (Pharmaceuticals)	239	211,740
Emerson Electric Co. (Electrical Equipment)	174	19,030

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	41		$4,634
Entergy Corp. (Electric Utilities)	65		8,555
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	172		21,144
EPAM Systems, Inc.* (IT Services)	17		3,384
EQT Corp. (Oil, Gas & Consumable Fuels)	180		6,595
Equifax, Inc. (Professional Services)	37		10,873
Equinix, Inc. (Specialized REITs)	29		25,741
Equity Residential (Residential REITs)	103		7,669
Erie Indemnity Co. - Class A (Insurance)	8		4,319
Essex Property Trust, Inc. (Residential REITs)	19		5,613
Everest Group, Ltd. (Insurance)	13		5,094
Evergy, Inc. (Electric Utilities)	70		4,341
Eversource Energy (Electric Utilities)	108		7,349
Exelon Corp. (Electric Utilities)	303		12,287
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	38		5,625
Expeditors International of Washington, Inc. (Air Freight & Logistics)	43		5,650
Extra Space Storage, Inc. (Specialized REITs)	64		11,532
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,346		157,777
F5, Inc.* (Communications Equipment)	18		3,964
FactSet Research Systems, Inc. (Capital Markets)	12		5,518
Fair Isaac Corp.* (Software)	7		13,605
Fastenal Co. (Trading Companies & Distributors)	173		12,356
Federal Realty Investment Trust (Retail REITs)	23		2,644
FedEx Corp. (Air Freight & Logistics)	68		18,610
Fidelity National Information Services, Inc. (Financial Services)	165		13,819
Fifth Third Bancorp (Banks)	205		8,782
First Horizon Corp. (Banks)	—	(a)	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	32		7,982
FirstEnergy Corp. (Electric Utilities)	155		6,874
Fiserv, Inc.* (Financial Services)	174		31,259
FMC Corp. (Chemicals)	38		2,506
Ford Motor Co. (Automobiles)	1,183		12,492
Fortinet, Inc.* (Software)	192		14,890
Fortive Corp. (Machinery)	106		8,367
Fox Corp. - Class A (Media)	68		2,878
Fox Corp. - Class B (Media)	40		1,552
Franklin Resources, Inc. (Capital Markets)	93		1,874
Freeport-McMoRan, Inc. (Metals & Mining)	435		21,716
Garmin, Ltd. (Household Durables)	47		8,273
Gartner, Inc.* (IT Services)	23		11,655
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	129		12,107
GE Vernova, Inc.* (Electrical Equipment)	83		21,163
Gen Digital, Inc. (Software)	164		4,499
Generac Holdings, Inc.* (Electrical Equipment)	18		2,860
General Dynamics Corp. (Aerospace & Defense)	78		23,572
General Electric Co. (Industrial Conglomerates)	329		62,043
General Mills, Inc. (Food Products)	169		12,481
General Motors Co. (Automobiles)	341		15,290
Genuine Parts Co. (Distributors)	42		5,866
Gilead Sciences, Inc. (Biotechnology)	377		31,608
Global Payments, Inc. (Financial Services)	77		7,886
Globe Life, Inc. (Insurance)	27		2,860
GoDaddy, Inc.* - Class A (IT Services)	43		6,742
Halliburton Co. (Energy Equipment & Services)	267		7,756
Hasbro, Inc. (Leisure Products)	40		2,893
HCA Healthcare, Inc. (Health Care Providers & Services)	56		22,760
Healthpeak Properties, Inc. (Health Care REITs)	213		4,871
Henry Schein, Inc.* (Health Care Providers & Services)	38		2,770
Hess Corp. (Oil, Gas & Consumable Fuels)	84		11,407
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	394		8,061
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	75		17,288
Hologic, Inc.* (Health Care Equipment & Supplies)	70		5,702
Honeywell International, Inc. (Industrial Conglomerates)	197		40,722
Hormel Foods Corp. (Food Products)	88		2,790
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	213		3,749
Howmet Aerospace, Inc. (Aerospace & Defense)	124		12,431
HP, Inc. (Technology Hardware, Storage & Peripherals)	296		10,618
Hubbell, Inc. (Electrical Equipment)	16		6,854
Humana, Inc. (Health Care Providers & Services)	36		11,403
Huntington Bancshares, Inc. (Banks)	440		6,468
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	12		3,173
IDEX Corp. (Machinery)	23		4,934
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	25		12,631
Illinois Tool Works, Inc. (Machinery)	82		21,490
Incyte Corp.* (Biotechnology)	48		3,173
Ingersoll Rand, Inc. (Machinery)	122		11,976
Insulet Corp.* (Health Care Equipment & Supplies)	21		4,888
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,293		30,334
Intercontinental Exchange, Inc. (Capital Markets)	174		27,951
International Business Machines Corp. (IT Services)	279		61,681
International Flavors & Fragrances, Inc. (Chemicals)	77		8,080
International Paper Co. (Containers & Packaging)	105		5,129
Intuit, Inc. (Software)	85		52,785
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	107		52,566
Invesco, Ltd. (Capital Markets)	136		2,388

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Invitation Homes, Inc. (Residential REITs)	173	$6,100
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	52	12,322
Iron Mountain, Inc. (Specialized REITs)	89	10,576
J.B. Hunt Transport Services, Inc. (Ground Transportation)	24	4,136
Jabil, Inc. (Electronic Equipment, Instruments & Components)	34	4,074
Jack Henry & Associates, Inc. (Financial Services)	22	3,884
Jacobs Solutions, Inc. (Professional Services)	38	4,974
Johnson & Johnson (Pharmaceuticals)	729	118,142
Johnson Controls International PLC (Building Products)	202	15,677
JPMorgan Chase & Co. (Banks)	862	181,761
Juniper Networks, Inc. (Communications Equipment)	100	3,898
Kellanova (Food Products)	81	6,538
Kenvue, Inc. (Personal Care Products)	580	13,415
Keurig Dr Pepper, Inc. (Beverages)	320	11,994
KeyCorp (Banks)	281	4,707
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	53	8,423
Kimberly-Clark Corp. (Household Products)	102	14,513
Kimco Realty Corp. (Retail REITs)	204	4,737
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	585	12,923
KKR & Co., Inc. (Capital Markets)	204	26,638
KLA Corp. (Semiconductors & Semiconductor Equipment)	41	31,751
L3Harris Technologies, Inc. (Aerospace & Defense)	57	13,559
Labcorp Holdings, Inc. (Health Care Providers & Services)	25	5,587
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	39	31,827
Lamb Weston Holdings, Inc. (Food Products)	44	2,849
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	107	5,386
Leidos Holdings, Inc. (Professional Services)	41	6,683
Lennar Corp. - Class A (Household Durables)	73	13,686
Linde PLC (Chemicals)	146	69,621
Live Nation Entertainment, Inc.* (Entertainment)	47	5,146
LKQ Corp. (Distributors)	80	3,194
Lockheed Martin Corp. (Aerospace & Defense)	64	37,412
Loews Corp. (Insurance)	55	4,348
Lowe’s Cos., Inc. (Specialty Retail)	173	46,856
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	35	9,497
LyondellBasell Industries N.V. - Class A (Chemicals)	79	7,576
M&T Bank Corp. (Banks)	51	9,084
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	169	4,500
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	101	16,454
MarketAxess Holdings, Inc. (Capital Markets)	11	2,818
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	71	17,714
Marsh & McLennan Cos., Inc. (Insurance)	149	33,240
Martin Marietta Materials, Inc. (Construction Materials)	19	10,227
Masco Corp. (Building Products)	66	5,540
Mastercard, Inc. - Class A (Financial Services)	250	123,450
Match Group, Inc.* (Interactive Media & Services)	78	2,952
McCormick & Co., Inc. (Food Products)	76	6,255
McDonald’s Corp. (Hotels, Restaurants & Leisure)	217	66,078
McKesson Corp. (Health Care Providers & Services)	39	19,282
Medtronic PLC (Health Care Equipment & Supplies)	389	35,022
Merck & Co., Inc. (Pharmaceuticals)	768	87,214
Meta Platforms, Inc. - Class A (Interactive Media & Services)	662	378,956
MetLife, Inc. (Insurance)	178	14,681
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	8,998
MGM Resorts International* (Hotels, Restaurants & Leisure)	70	2,736
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	163	13,087
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	336	34,847
Microsoft Corp. (Software)	2,252	969,035
Mid-America Apartment Communities, Inc. (Residential REITs)	35	5,562
Moderna, Inc.* (Biotechnology)	102	6,817
Mohawk Industries, Inc.* (Household Durables)	16	2,571
Molina Healthcare, Inc.* (Health Care Providers & Services)	18	6,202
Molson Coors Beverage Co. - Class B (Beverages)	53	3,049
Mondelez International, Inc. - Class A (Food Products)	405	29,835
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	15	13,868
Monster Beverage Corp.* (Beverages)	214	11,164
Moody’s Corp. (Capital Markets)	47	22,306
Morgan Stanley (Capital Markets)	377	39,298
Motorola Solutions, Inc. (Communications Equipment)	51	22,931
MSCI, Inc. (Capital Markets)	24	13,990
Nasdaq, Inc. (Capital Markets)	125	9,126
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	62	7,658
Netflix, Inc.* (Entertainment)	130	92,205
Newmont Corp. (Metals & Mining)	348	18,601
News Corp. - Class A (Media)	115	3,062
News Corp. - Class B (Media)	34	950
NextEra Energy, Inc. (Electric Utilities)	622	52,577
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	364	32,178

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NiSource, Inc. (Multi-Utilities)	136	$4,712
Nordson Corp. (Machinery)	16	4,202
Norfolk Southern Corp. (Ground Transportation)	68	16,898
Northern Trust Corp. (Capital Markets)	61	5,492
Northrop Grumman Corp. (Aerospace & Defense)	42	22,179
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	133	2,728
NRG Energy, Inc. (Electric Utilities)	63	5,739
Nucor Corp. (Metals & Mining)	72	10,824
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,453	905,091
NVR, Inc.* (Household Durables)	1	9,812
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	77	18,481
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	204	10,514
Old Dominion Freight Line, Inc. (Ground Transportation)	57	11,322
Omnicom Group, Inc. (Media)	59	6,100
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	130	9,439
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	177	16,130
Oracle Corp. (Software)	484	82,474
O’Reilly Automotive, Inc.* (Specialty Retail)	18	20,729
Otis Worldwide Corp. (Machinery)	121	12,577
PACCAR, Inc. (Machinery)	159	15,690
Packaging Corp. of America (Containers & Packaging)	27	5,816
Palantir Technologies, Inc.* - Class A (Software)	610	22,692
Palo Alto Networks, Inc.* (Software)	98	33,496
Paramount Global - Class B (Media)	180	1,912
Parker-Hannifin Corp. (Machinery)	39	24,640
Paychex, Inc. (Professional Services)	97	13,016
Paycom Software, Inc. (Professional Services)	15	2,499
PayPal Holdings, Inc.* (Financial Services)	310	24,189
Pentair PLC (Machinery)	50	4,890
PepsiCo, Inc. (Beverages)	416	70,741
Pfizer, Inc. (Pharmaceuticals)	1,717	49,690
PG&E Corp. (Electric Utilities)	648	12,811
Philip Morris International, Inc. (Tobacco)	471	57,179
Phillips 66 (Oil, Gas & Consumable Fuels)	127	16,694
Pinnacle West Capital Corp. (Electric Utilities)	34	3,012
Pool Corp. (Distributors)	12	4,522
PPG Industries, Inc. (Chemicals)	71	9,405
PPL Corp. (Electric Utilities)	224	7,410
Principal Financial Group, Inc. (Insurance)	65	5,584
Prologis, Inc. (Industrial REITs)	281	35,485
Prudential Financial, Inc. (Insurance)	108	13,079
PTC, Inc.* (Software)	36	6,504
Public Service Enterprise Group, Inc. (Multi-Utilities)	151	13,471
Public Storage (Specialized REITs)	48	17,466
PulteGroup, Inc. (Household Durables)	63	9,042
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	29	2,996
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	338	57,477
Quanta Services, Inc. (Construction & Engineering)	45	13,417
Quest Diagnostics, Inc. (Health Care Providers & Services)	34	5,279
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	12	2,326
Raymond James Financial, Inc. (Capital Markets)	56	6,858
Realty Income Corp. (Retail REITs)	264	16,743
Regency Centers Corp. (Retail REITs)	49	3,539
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	32	33,640
Regions Financial Corp. (Banks)	277	6,462
Republic Services, Inc. (Commercial Services & Supplies)	62	12,452
ResMed, Inc. (Health Care Equipment & Supplies)	45	10,985
Revvity, Inc. (Life Sciences Tools & Services)	37	4,727
Rockwell Automation, Inc. (Electrical Equipment)	34	9,128
Rollins, Inc. (Commercial Services & Supplies)	85	4,299
Roper Technologies, Inc. (Software)	32	17,806
Ross Stores, Inc. (Specialty Retail)	101	15,202
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	72	12,770
RTX Corp. (Aerospace & Defense)	403	48,827
S&P Global, Inc. (Capital Markets)	97	50,113
Salesforce, Inc. (Software)	294	80,471
SBA Communications Corp. (Specialized REITs)	33	7,943
Schlumberger N.V. (Energy Equipment & Services)	430	18,039
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	64	7,010
Sempra (Multi-Utilities)	192	16,057
ServiceNow, Inc.* (Software)	62	55,452
Simon Property Group, Inc. (Retail REITs)	93	15,719
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	48	4,741
Smurfit WestRock PLC (Containers & Packaging)	149	7,363
Snap-on, Inc. (Machinery)	16	4,635
Solventum Corp.* (Health Care Providers & Services)	42	2,928
Southwest Airlines Co. (Passenger Airlines)	182	5,393
Stanley Black & Decker, Inc. (Machinery)	47	5,176
Starbucks Corp. (Hotels, Restaurants & Leisure)	343	33,439
State Street Corp. (Capital Markets)	90	7,962
Steel Dynamics, Inc. (Metals & Mining)	43	5,421
STERIS PLC (Health Care Equipment & Supplies)	30	7,276
Stryker Corp. (Health Care Equipment & Supplies)	104	37,571
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	15	6,246
Synchrony Financial (Consumer Finance)	120	5,986

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Synopsys, Inc.* (Software)	46	$23,294
Sysco Corp. (Consumer Staples Distribution & Retail)	149	11,631
T. Rowe Price Group, Inc. (Capital Markets)	67	7,298
Take-Two Interactive Software, Inc.* (Entertainment)	49	7,532
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	70	3,289
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	66	9,769
Target Corp. (Consumer Staples Distribution & Retail)	140	21,820
TE Connectivity PLC* (Electronic Equipment, Instruments & Components)	92	13,891
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	6,127
Teleflex, Inc. (Health Care Equipment & Supplies)	14	3,462
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	49	6,563
Tesla, Inc.* (Automobiles)	841	220,032
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	277	57,220
Textron, Inc. (Aerospace & Defense)	57	5,049
The AES Corp. (Independent Power and Renewable Electricity Producers)	215	4,313
The Allstate Corp. (Insurance)	80	15,172
The Bank of New York Mellon Corp. (Capital Markets)	224	16,097
The Boeing Co.* (Aerospace & Defense)	177	26,911
The Charles Schwab Corp. (Capital Markets)	453	29,359
The Cigna Group (Health Care Providers & Services)	85	29,447
The Clorox Co. (Household Products)	38	6,191
The Coca-Cola Co. (Beverages)	1,175	84,435
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	60	6,620
The Estee Lauder Cos., Inc. (Personal Care Products)	71	7,078
The Goldman Sachs Group, Inc. (Capital Markets)	96	47,532
The Hartford Financial Services Group, Inc. (Insurance)	89	10,467
The Hershey Co. (Food Products)	45	8,630
The Home Depot, Inc. (Specialty Retail)	300	121,559
The Interpublic Group of Cos., Inc. (Media)	114	3,606
The J M Smucker Co. (Food Products)	32	3,875
The Kraft Heinz Co. (Food Products)	267	9,374
The Kroger Co. (Consumer Staples Distribution & Retail)	201	11,517
The Mosaic Co. (Chemicals)	97	2,598
The PNC Financial Services Group, Inc. (Banks)	120	22,182
The Procter & Gamble Co. (Household Products)	713	123,491
The Progressive Corp. (Insurance)	177	44,917
The Sherwin-Williams Co. (Chemicals)	70	26,716
The Southern Co. (Electric Utilities)	331	29,849
The TJX Cos., Inc. (Specialty Retail)	342	40,199
The Travelers Cos., Inc. (Insurance)	69	16,154
The Walt Disney Co. (Entertainment)	549	52,808
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	369	16,845
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	116	71,753
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	148	30,541
Tractor Supply Co. (Specialty Retail)	33	9,601
Trane Technologies PLC (Building Products)	68	26,435
TransDigm Group, Inc. (Aerospace & Defense)	17	24,261
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	74	4,595
Truist Financial Corp. (Banks)	406	17,365
Tyler Technologies, Inc.* (Software)	13	7,588
Tyson Foods, Inc. - Class A (Food Products)	87	5,182
U.S. Bancorp (Banks)	473	21,630
Uber Technologies, Inc.* (Ground Transportation)	637	47,877
UDR, Inc. (Residential REITs)	91	4,126
Ulta Beauty, Inc.* (Specialty Retail)	14	5,448
Union Pacific Corp. (Ground Transportation)	185	45,599
United Airlines Holdings, Inc.* (Passenger Airlines)	100	5,706
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	222	30,268
United Rentals, Inc. (Trading Companies & Distributors)	20	16,194
UnitedHealth Group, Inc. (Health Care Providers & Services)	280	163,711
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	18	4,122
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	97	13,098
Ventas, Inc. (Health Care REITs)	125	8,016
Veralto Corp. (Commercial Services & Supplies)	75	8,390
VeriSign, Inc.* (IT Services)	25	4,749
Verisk Analytics, Inc. (Professional Services)	43	11,522
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,275	57,260
Vertex Pharmaceuticals, Inc.* (Biotechnology)	78	36,276
Viatris, Inc. (Pharmaceuticals)	362	4,203
VICI Properties, Inc. (Specialized REITs)	317	10,559
Visa, Inc. - Class A (Financial Services)	506	139,125
Vistra Corp. (Independent Power and Renewable Electricity Producers)	104	12,328
Vulcan Materials Co. (Construction Materials)	40	10,017
W.R. Berkley Corp. (Insurance)	91	5,162
W.W. Grainger, Inc. (Trading Companies & Distributors)	13	13,505
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	217	1,944
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,316	106,267

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Warner Bros. Discovery, Inc.* (Entertainment)	676	$5,577
Waste Management, Inc. (Commercial Services & Supplies)	111	23,043
Waters Corp.* (Life Sciences Tools & Services)	18	6,478
WEC Energy Group, Inc. (Multi-Utilities)	96	9,233
Wells Fargo & Co. (Banks)	1,031	58,241
Welltower, Inc. (Health Care REITs)	175	22,406
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	22	6,604
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	99	6,761
Westinghouse Air Brake Technologies Corp. (Machinery)	53	9,634
Weyerhaeuser Co. (Specialized REITs)	220	7,449
Willis Towers Watson PLC (Insurance)	31	9,130
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	28	2,685
Xcel Energy, Inc. (Electric Utilities)	169	11,036
Xylem, Inc. (Machinery)	74	9,992
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	85	11,875
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	16	5,925
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	62	6,693
Zoetis, Inc. (Pharmaceuticals)	137	26,767
TOTAL COMMON STOCKS
(Cost $4,611,533)		14,746,934

Repurchase Agreements(b)(c) (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $4,178,548	$4,178,000	$4,178,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,178,000)		4,178,000
TOTAL INVESTMENT SECURITIES
(Cost $8,789,533) — 97.6%		18,924,934
Net other assets (liabilities) — 2.4%		468,247
NET ASSETS - 100.0%		$19,393,181

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $2,555,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	12/23/24	$3,488,550	$115,654

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/28/24	5.58%	$10,409,920	$40,203
SPDR S&P 500 ETF	Goldman Sachs International	10/28/24	5.49%	1,978,489	6,995
				$12,388,409	$47,198

S&P 500	UBS AG	10/28/24	5.63%	$4,437,110	$17,035
SPDR S&P 500 ETF	UBS AG	10/28/24	5.63%	3,709,048	13,070
				$8,146,158	$30,105
				$20,534,567	$77,303

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP UltraBull invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$226,165	1.2%
Air Freight & Logistics	58,501	0.3%
Automobile Components	8,337	NM
Automobiles	247,814	1.3%
Banks	459,602	2.4%
Beverages	196,249	1.0%
Biotechnology	278,214	1.4%
Broadline Retail	536,949	2.8%
Building Products	81,904	0.4%
Capital Markets	440,580	2.3%
Chemicals	217,800	1.1%
Commercial Services & Supplies	83,482	0.4%
Communications Equipment	125,712	0.6%
Construction & Engineering	13,417	0.1%
Construction Materials	20,244	0.1%
Consumer Finance	80,120	0.4%
Consumer Staples Distribution & Retail	281,930	1.5%
Containers & Packaging	34,817	0.2%
Distributors	13,582	0.1%
Diversified Telecommunication Services	105,044	0.5%
Electric Utilities	244,965	1.3%
Electrical Equipment	111,159	0.6%
Electronic Equipment, Instruments & Components	86,391	0.4%
Energy Equipment & Services	36,676	0.2%
Entertainment	173,739	0.9%
Financial Services	599,057	3.1%
Food Products	108,277	0.6%
Gas Utilities	6,519	NM
Ground Transportation	146,101	0.8%
Health Care Equipment & Supplies	345,612	1.8%
Health Care Providers & Services	368,221	1.9%
Health Care REITs	35,293	0.2%
Hotel & Resort REITs	3,749	NM
Hotels, Restaurants & Leisure	280,274	1.4%
Household Durables	60,363	0.3%
Household Products	177,689	0.9%
Independent Power and Renewable Electricity Producers	16,641	0.1%
Industrial Conglomerates	125,457	0.6%
Industrial REITs	35,485	0.2%
Insurance	319,554	1.6%
Interactive Media & Services	919,553	4.7%
IT Services	171,593	0.9%
Leisure Products	2,893	NM
Life Sciences Tools & Services	185,151	1.0%
Machinery	249,900	1.3%
Media	78,330	0.4%
Metals & Mining	56,562	0.3%
Multi-Utilities	96,483	0.5%
Office REITs	9,121	NM
Oil, Gas & Consumable Fuels	451,601	2.3%
Passenger Airlines	20,952	0.1%
Personal Care Products	20,493	0.1%
Pharmaceuticals	532,855	2.7%
Professional Services	95,573	0.5%
Real Estate Management & Development	20,682	0.1%
Residential REITs	42,708	0.2%
Retail REITs	43,382	0.2%
Semiconductors & Semiconductor Equipment	1,639,201	8.6%
Software	1,528,860	7.9%
Specialized REITs	155,000	0.9%
Specialty Retail	285,076	1.5%
Technology Hardware, Storage & Peripherals	1,129,864	5.8%
Textiles, Apparel & Luxury Goods	54,625	0.3%
Tobacco	83,567	0.4%
Trading Companies & Distributors	42,055	0.2%
Water Utilities	8,628	NM
Wireless Telecommunication Services	30,541	0.2%
Other**	4,646,247	23.9%
Total	$19,393,181	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (68.8%)

	Shares	Value
AAON, Inc. (Building Products)	168	$18,117
Abercrombie & Fitch Co.* (Specialty Retail)	127	17,767
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	231	14,648
Acuity Brands, Inc. (Electrical Equipment)	77	21,205
Advanced Drainage Systems, Inc. (Building Products)	176	27,660
AECOM (Construction & Engineering)	334	34,492
Affiliated Managers Group, Inc. (Capital Markets)	74	13,157
AGCO Corp. (Machinery)	154	15,070
Agree Realty Corp. (Retail REITs)	250	18,833
Alcoa Corp. (Metals & Mining)	644	24,846
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	387	9,017
ALLETE, Inc. (Electric Utilities)	144	9,243
Ally Financial, Inc. (Consumer Finance)	683	24,307
Altair Engineering, Inc.* - Class A (Software)	148	14,135
Amedisys, Inc.* (Health Care Providers & Services)	81	7,817
American Airlines Group, Inc.* (Passenger Airlines)	1,636	18,389
American Financial Group, Inc. (Insurance)	180	24,228
American Homes 4 Rent - Class A (Residential REITs)	784	30,098
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	282	8,629
Annaly Capital Management, Inc. (Mortgage REITs)	1,248	25,047
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	839	12,627
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	728	20,857
Appfolio, Inc.* - Class A (Software)	57	13,418
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	96	21,420
AptarGroup, Inc. (Containers & Packaging)	165	26,432
Aramark (Hotels, Restaurants & Leisure)	656	25,407
Arcadium Lithium PLC* (Chemicals)	2,679	7,635
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	132	17,534
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	310	6,005
ASGN, Inc.* (Professional Services)	112	10,442
Ashland, Inc. (Chemicals)	122	10,610
Aspen Technology, Inc.* (Software)	66	15,762
Associated Banc-Corp. (Banks)	370	7,970
Autoliv, Inc. (Automobile Components)	182	16,993
AutoNation, Inc.* (Specialty Retail)	65	11,630
Avantor, Inc.* (Life Sciences Tools & Services)	1,694	43,823
Avient Corp. (Chemicals)	227	11,423
Avis Budget Group, Inc. (Ground Transportation)	43	3,766
Avnet, Inc. (Electronic Equipment, Instruments & Components)	220	11,948
Axalta Coating Systems, Ltd.* (Chemicals)	546	19,760
Azenta, Inc.* (Life Sciences Tools & Services)	122	5,910
Bank OZK (Banks)	263	11,306
Belden, Inc. (Electronic Equipment, Instruments & Components)	102	11,947
BellRing Brands, Inc.* (Personal Care Products)	322	19,552
Berry Global Group, Inc. (Containers & Packaging)	286	19,442
BioMarin Pharmaceutical, Inc.* (Biotechnology)	474	33,317
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	48	16,060
BJ’s Wholesale Club Holdings, Inc.* (Household Products)	331	27,301
Black Hills Corp. (Multi-Utilities)	174	10,635
Blackbaud, Inc.* (Software)	99	8,383
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	171	11,055
Brighthouse Financial, Inc.* (Insurance)	151	6,800
Brixmor Property Group, Inc. (Retail REITs)	751	20,923
Bruker Corp. (Life Sciences Tools & Services)	275	18,992
Brunswick Corp. (Leisure Products)	165	13,830
Burlington Stores, Inc.* (Specialty Retail)	157	41,366
BWX Technologies, Inc. (Aerospace & Defense)	228	24,784
Cabot Corp. (Chemicals)	137	15,312
CACI International, Inc.* - Class A (Professional Services)	56	28,256
Cadence Bank (Banks)	455	14,492
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	293	12,435
Carlisle Cos., Inc. (Building Products)	115	51,722
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	90	5,848
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	92	34,565
Celsius Holdings, Inc.* (Beverages)	389	12,199
ChampionX Corp. (Energy Equipment & Services)	475	14,321
Chart Industries, Inc.* (Machinery)	105	13,035
Chemed Corp. (Health Care Providers & Services)	37	22,236
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	56	7,297
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	154	20,055
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	183	24,743
Ciena Corp.* (Communications Equipment)	358	22,049
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	133	16,520
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	225	11,401
Clean Harbors, Inc.* (Commercial Services & Supplies)	126	30,455
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,166	14,890
CNH Industrial NV (Machinery)	2,187	24,276
CNO Financial Group, Inc. (Insurance)	264	9,266
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	377	12,279
Coca-Cola Consolidated, Inc. (Beverages)	15	19,746
Cognex Corp. (Electronic Equipment, Instruments & Components)	427	17,294

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Coherent Corp.* (Electronic Equipment, Instruments & Components)	382	$33,963
Columbia Banking System, Inc. (Banks)	522	13,629
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	82	6,822
Comfort Systems USA, Inc. (Construction & Engineering)	89	34,741
Commerce Bancshares, Inc. (Banks)	292	17,345
Commercial Metals Co. (Metals & Mining)	286	15,719
CommVault Systems, Inc.* (Software)	109	16,770
Concentrix Corp. (Professional Services)	117	5,996
COPT Defense Properties (Office REITs)	280	8,492
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	481	21,356
Coty, Inc.* - Class A (Personal Care Products)	908	8,526
Cousins Properties, Inc. (Office REITs)	379	11,173
Crane Co. (Machinery)	121	19,152
Crane NXT Co. (Electronic Equipment, Instruments & Components)	122	6,844
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	148	21,432
Crown Holdings, Inc. (Containers & Packaging)	297	28,477
CubeSmart (Specialized REITs)	561	30,198
Cullen/Frost Bankers, Inc. (Banks)	160	17,898
Curtiss-Wright Corp. (Aerospace & Defense)	95	31,225
Cytokinetics, Inc.* (Biotechnology)	293	15,470
Darling Ingredients, Inc.* (Food Products)	396	14,715
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	505	13,665
Dick’s Sporting Goods, Inc. (Specialty Retail)	144	30,053
Dolby Laboratories, Inc. - Class A (Software)	149	11,403
Donaldson Co., Inc. (Machinery)	300	22,110
Doximity, Inc.* - Class A (Health Care Technology)	312	13,594
Dropbox, Inc.* - Class A (Software)	591	15,029
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	242	19,036
Duolingo, Inc.* (Diversified Consumer Services)	93	26,228
Dynatrace, Inc.* (Software)	742	39,675
Eagle Materials, Inc. (Construction Materials)	84	24,163
East West Bancorp, Inc. (Banks)	345	28,544
EastGroup Properties, Inc. (Industrial REITs)	121	22,605
elf Beauty, Inc.* (Personal Care Products)	140	15,264
EMCOR Group, Inc. (Construction & Engineering)	116	49,942
Encompass Health Corp. (Health Care Providers & Services)	251	24,257
EnerSys (Electrical Equipment)	100	10,205
Enovis Corp.* (Health Care Equipment & Supplies)	139	5,984
Envista Holdings Corp.* (Health Care Equipment & Supplies)	428	8,457
EPR Properties (Specialized REITs)	189	9,269
Equitable Holdings, Inc. (Financial Services)	797	33,498
Equity LifeStyle Properties, Inc. (Residential REITs)	465	33,173
Esab Corp. (Machinery)	142	15,096
Essent Group, Ltd. (Financial Services)	265	17,037
Essential Utilities, Inc. (Water Utilities)	627	24,183
Euronet Worldwide, Inc.* (Financial Services)	105	10,419
Evercore, Inc. (Capital Markets)	89	22,547
Exelixis, Inc.* (Biotechnology)	711	18,450
ExlService Holdings, Inc.* (Professional Services)	402	15,336
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	515	42,359
Exponent, Inc. (Professional Services)	126	14,525
F.N.B. Corp. (Banks)	896	12,643
Fabrinet* (Electronic Equipment, Instruments & Components)	90	21,280
Federated Hermes, Inc. (Capital Markets)	196	7,207
Fidelity National Financial, Inc. (Insurance)	647	40,152
First American Financial Corp. (Insurance)	256	16,899
First Financial Bankshares, Inc. (Banks)	320	11,843
First Horizon Corp. (Banks)	1,335	20,733
First Industrial Realty Trust, Inc. (Industrial REITs)	330	18,473
FirstCash Holdings, Inc. (Consumer Finance)	97	11,136
Five Below, Inc.* (Specialty Retail)	137	12,104
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	267	33,153
Flowers Foods, Inc. (Food Products)	488	11,258
Flowserve Corp. (Machinery)	327	16,903
Fluor Corp.* (Construction & Engineering)	427	20,372
Fortune Brands Innovations, Inc. (Building Products)	309	27,665
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	551	19,577
FTI Consulting, Inc.* (Professional Services)	88	20,025
GameStop Corp.* - Class A (Specialty Retail)	966	22,150
Gaming and Leisure Properties, Inc. (Specialized REITs)	684	35,191
GATX Corp. (Trading Companies & Distributors)	89	11,788
Genpact, Ltd. (Professional Services)	408	15,998
Gentex Corp. (Automobile Components)	574	17,041
Glacier Bancorp, Inc. (Banks)	283	12,933
Globus Medical, Inc.* (Health Care Equipment & Supplies)	281	20,103
Graco, Inc. (Machinery)	421	36,841
Graham Holdings Co. - Class B (Diversified Consumer Services)	9	7,395
Grand Canyon Education, Inc.* (Diversified Consumer Services)	72	10,213
Graphic Packaging Holding Co. (Containers & Packaging)	748	22,133
Greif, Inc. - Class A (Containers & Packaging)	64	4,010
GXO Logistics, Inc.* (Air Freight & Logistics)	298	15,517

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
H&R Block, Inc. (Diversified Consumer Services)	348	$22,115
Haemonetics Corp.* (Health Care Equipment & Supplies)	128	10,289
Halozyme Therapeutics, Inc.* (Biotechnology)	316	18,088
Hamilton Lane, Inc. - Class A (Capital Markets)	101	17,007
Hancock Whitney Corp. (Banks)	215	11,002
Harley-Davidson, Inc. (Automobiles)	295	11,366
Healthcare Realty Trust, Inc. (Health Care REITs)	904	16,408
HealthEquity, Inc.* (Health Care Providers & Services)	217	17,761
Hexcel Corp. (Aerospace & Defense)	204	12,613
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	404	18,006
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	159	5,775
Home BancShares, Inc. (Banks)	463	12,543
Houlihan Lokey, Inc. (Capital Markets)	132	20,859
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	112	17,046
IDACORP, Inc. (Electric Utilities)	133	13,711
Illumina, Inc.* (Life Sciences Tools & Services)	397	51,772
Independence Realty Trust, Inc. (Residential REITs)	560	11,480
Ingredion, Inc. (Food Products)	162	22,264
Insperity, Inc. (Professional Services)	89	7,832
Interactive Brokers Group, Inc. (Capital Markets)	271	37,767
International Bancshares Corp. (Banks)	133	7,952
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	68	5,054
Iridium Communications, Inc. (Diversified Telecommunication Services)	295	8,983
ITT, Inc. (Machinery)	204	30,500
Janus Henderson Group PLC (Capital Markets)	317	12,068
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	154	17,157
Jefferies Financial Group, Inc. (Capital Markets)	404	24,866
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	118	31,838
KB Home (Household Durables)	180	15,424
KBR, Inc. (Professional Services)	331	21,558
Kemper Corp. (Insurance)	151	9,249
Kilroy Realty Corp. (Office REITs)	263	10,178
Kinsale Capital Group, Inc. (Insurance)	55	25,606
Kirby Corp.* (Marine Transportation)	144	17,630
Kite Realty Group Trust (Retail REITs)	547	14,528
Knife River Corp.* (Construction Materials)	141	12,604
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	403	21,742
Kyndryl Holdings, Inc.* (IT Services)	576	13,236
Lamar Advertising Co. - Class A (Specialized REITs)	219	29,258
Lancaster Colony Corp. (Food Products)	48	8,475
Landstar System, Inc. (Ground Transportation)	88	16,621
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	173	18,987
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	343	18,203
Lear Corp. (Automobile Components)	140	15,281
Lennox International, Inc. (Building Products)	80	48,343
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	221	20,051
Lincoln Electric Holdings, Inc. (Machinery)	141	27,075
Lithia Motors, Inc. (Specialty Retail)	67	21,282
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	62	16,446
LivaNova PLC* (Health Care Equipment & Supplies)	135	7,093
Louisiana-Pacific Corp. (Paper & Forest Products)	156	16,764
Lumentum Holdings, Inc.* (Communications Equipment)	169	10,711
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	144	16,021
Macy’s, Inc. (Broadline Retail)	689	10,810
Manhattan Associates, Inc.* (Software)	153	43,052
ManpowerGroup, Inc. (Professional Services)	118	8,675
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	80	5,878
Masimo Corp.* (Health Care Equipment & Supplies)	110	14,666
MasTec, Inc.* (Construction & Engineering)	153	18,834
Matador Resources Co. (Oil, Gas & Consumable Fuels)	289	14,282
Mattel, Inc.* (Leisure Products)	847	16,136
Maximus, Inc. (Professional Services)	150	13,974
MDU Resources Group, Inc. (Construction & Engineering)	508	13,924
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	63	21,029
MGIC Investment Corp. (Financial Services)	646	16,538
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	168	18,263
Morningstar, Inc. (Capital Markets)	67	21,381
MSA Safety, Inc. (Commercial Services & Supplies)	98	17,379
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	112	9,639
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	353	11,910
Murphy USA, Inc. (Specialty Retail)	46	22,672
National Fuel Gas Co. (Gas Utilities)	228	13,819
National Storage Affiliates Trust (Specialized REITs)	174	8,387
Neogen Corp.* (Health Care Equipment & Supplies)	491	8,254
Neurocrine Biosciences, Inc.* (Biotechnology)	252	29,035
New Jersey Resources Corp. (Gas Utilities)	247	11,658
New York Community Bancorp, Inc. (Banks)	743	8,344

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NewMarket Corp. (Chemicals)	19	$10,486
Nexstar Media Group, Inc. (Media)	76	12,567
NEXTracker, Inc.* - Class A (Electrical Equipment)	357	13,380
NNN REIT, Inc. (Retail REITs)	458	22,208
Nordstrom, Inc. (Broadline Retail)	241	5,420
Northwestern Energy Group, Inc. (Multi-Utilities)	153	8,755
NOV, Inc. (Energy Equipment & Services)	981	15,667
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	89	15,924
nVent Electric PLC (Electrical Equipment)	414	29,088
OGE Energy Corp. (Electric Utilities)	500	20,511
Old National Bancorp (Banks)	795	14,835
Old Republic International Corp. (Insurance)	592	20,969
Olin Corp. (Chemicals)	293	14,058
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	152	14,775
Omega Healthcare Investors, Inc. (Health Care REITs)	642	26,129
ONE Gas, Inc. (Gas Utilities)	141	10,493
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	123	25,530
Option Care Health, Inc.* (Health Care Providers & Services)	426	13,334
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	134	10,310
Oshkosh Corp. (Machinery)	162	16,234
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	658	25,208
Owens Corning (Building Products)	217	38,305
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	520	7,332
Parsons Corp.* (Professional Services)	116	12,027
Paylocity Holding Corp.* (Professional Services)	108	17,817
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	248	7,676
Penske Automotive Group, Inc. (Specialty Retail)	47	7,634
Penumbra, Inc.* (Health Care Equipment & Supplies)	97	18,848
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	388	30,408
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,581	21,517
Perrigo Co. PLC (Pharmaceuticals)	340	8,918
Pilgrim’s Pride Corp.* (Food Products)	100	4,605
Pinnacle Financial Partners, Inc. (Banks)	191	18,712
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	211	17,137
Polaris, Inc. (Leisure Products)	131	10,904
Portland General Electric Co. (Electric Utilities)	257	12,310
Post Holdings, Inc.* (Food Products)	118	13,659
PotlatchDeltic Corp. (Specialized REITs)	179	8,064
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	142	9,105
Primerica, Inc. (Insurance)	84	22,273
Prosperity Bancshares, Inc. (Banks)	237	17,081
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	770	38,685
PVH Corp. (Textiles, Apparel & Luxury Goods)	139	14,015
Qualys, Inc.* (Software)	92	11,818
R1 RCM, Inc.* (Health Care Providers & Services)	389	5,512
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	268	11,315
Range Resources Corp. (Oil, Gas & Consumable Fuels)	603	18,548
Rayonier, Inc. (Specialized REITs)	334	10,748
RB Global, Inc. (Commercial Services & Supplies)	459	36,946
RBC Bearings, Inc.* (Machinery)	72	21,555
Regal Rexnord Corp. (Electrical Equipment)	166	27,536
Reinsurance Group of America, Inc. (Insurance)	164	35,731
Reliance, Inc. (Metals & Mining)	137	39,621
RenaissanceRe Holdings, Ltd. (Insurance)	130	35,412
Repligen Corp.* (Life Sciences Tools & Services)	130	19,347
Rexford Industrial Realty, Inc. (Industrial REITs)	546	27,470
RH* (Specialty Retail)	37	12,374
RLI Corp. (Insurance)	104	16,118
Roivant Sciences, Ltd.* (Biotechnology)	1,087	12,544
Royal Gold, Inc. (Metals & Mining)	164	23,009
RPM International, Inc. (Chemicals)	321	38,841
Ryan Specialty Holdings, Inc. (Insurance)	255	16,929
Ryder System, Inc. (Ground Transportation)	108	15,746
Sabra Health Care REIT, Inc. (Health Care REITs)	584	10,868
Saia, Inc.* (Ground Transportation)	66	28,859
Sarepta Therapeutics, Inc.* (Biotechnology)	238	29,724
Science Applications International Corp. (Professional Services)	128	17,827
SEI Investments Co. (Capital Markets)	246	17,021
Selective Insurance Group, Inc. (Insurance)	152	14,182
Sensata Technologies Holding PLC (Electrical Equipment)	376	13,483
Service Corp. International (Diversified Consumer Services)	363	28,653
Silgan Holdings, Inc. (Containers & Packaging)	202	10,605
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	80	9,246
Simpson Manufacturing Co., Inc. (Building Products)	105	20,083
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	330	22,084
SLM Corp. (Consumer Finance)	542	12,396
Sonoco Products Co. (Containers & Packaging)	245	13,384
Sotera Health Co.* (Life Sciences Tools & Services)	381	6,363
SouthState Corp. (Banks)	190	18,464
Southwest Gas Holdings, Inc. (Gas Utilities)	150	11,064

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Spire, Inc. (Gas Utilities)	144	$9,690
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	249	27,492
STAG Industrial, Inc. (Industrial REITs)	454	17,747
Starwood Property Trust, Inc. (Mortgage REITs)	791	16,121
Stericycle, Inc.* (Commercial Services & Supplies)	231	14,091
Stifel Financial Corp. (Capital Markets)	255	23,945
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	98	7,603
Synovus Financial Corp. (Banks)	359	15,965
Taylor Morrison Home Corp.* (Household Durables)	260	18,268
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	189	22,695
Tempur Sealy International, Inc. (Household Durables)	433	23,642
Tenet Healthcare Corp.* (Health Care Providers & Services)	239	39,721
Teradata Corp.* (Software)	239	7,251
Terex Corp. (Machinery)	167	8,836
Tetra Tech, Inc. (Commercial Services & Supplies)	666	31,409
Texas Capital Bancshares, Inc.* (Banks)	115	8,218
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	47	41,583
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	166	29,316
The Boston Beer Co., Inc.* - Class A (Beverages)	22	6,361
The Brink’s Co. (Commercial Services & Supplies)	110	12,720
The Carlyle Group, Inc. (Capital Markets)	524	22,563
The Chemours Co. (Chemicals)	372	7,559
The Ensign Group, Inc. (Health Care Providers & Services)	141	20,279
The Gap, Inc. (Specialty Retail)	551	12,150
The Goodyear Tire & Rubber Co.* (Automobile Components)	710	6,284
The Hanover Insurance Group, Inc. (Insurance)	90	13,330
The Middleby Corp.* (Machinery)	134	18,643
The New York Times Co. - Class A (Media)	407	22,657
The Scotts Miracle-Gro Co. (Chemicals)	106	9,190
The Timken Co. (Machinery)	159	13,402
The Toro Co. (Machinery)	259	22,463
The Wendy’s Co. (Hotels, Restaurants & Leisure)	425	7,446
The Western Union Co. (Financial Services)	842	10,045
Thor Industries, Inc. (Automobiles)	133	14,616
TKO Group Holdings, Inc.* (Entertainment)	166	20,536
Toll Brothers, Inc. (Household Durables)	256	39,549
TopBuild Corp.* (Household Durables)	75	30,511
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	174	8,018
Trex Co., Inc.* (Building Products)	271	18,043
TXNM Energy, Inc. (Electric Utilities)	225	9,848
UFP Industries, Inc. (Building Products)	152	19,944
UGI Corp. (Gas Utilities)	535	13,386
UMB Financial Corp. (Banks)	111	11,667
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	470	4,188
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	323	2,700
United Bankshares, Inc. (Banks)	336	12,466
United States Steel Corp. (Metals & Mining)	557	19,679
United Therapeutics Corp.* (Biotechnology)	111	39,778
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	110	23,089
Unum Group (Insurance)	426	25,321
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	609	37,454
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	94	16,383
Valaris, Ltd.* (Energy Equipment & Services)	166	9,255
Valley National Bancorp (Banks)	1,066	9,658
Valmont Industries, Inc. (Construction & Engineering)	50	14,498
Valvoline, Inc.* (Specialty Retail)	321	13,434
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	252	11,368
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	283	5,352
Visteon Corp.* (Automobile Components)	69	6,572
Vontier Corp. (Electronic Equipment, Instruments & Components)	383	12,922
Vornado Realty Trust (Office REITs)	413	16,273
Voya Financial, Inc. (Financial Services)	245	19,409
Warner Music Group Corp. - Class A (Entertainment)	353	11,049
Watsco, Inc. (Trading Companies & Distributors)	87	42,794
Watts Water Technologies, Inc. - Class A (Machinery)	68	14,089
Weatherford International PLC (Energy Equipment & Services)	182	15,455
Webster Financial Corp. (Banks)	427	19,902
WESCO International, Inc. (Trading Companies & Distributors)	111	18,646
Western Alliance Bancorp (Banks)	272	23,524
Westlake Corp. (Chemicals)	83	12,474
WEX, Inc.* (Financial Services)	102	21,392
Whirlpool Corp. (Household Durables)	137	14,659
Williams-Sonoma, Inc. (Specialty Retail)	320	49,574
Wingstop, Inc. (Hotels, Restaurants & Leisure)	73	30,375
Wintrust Financial Corp. (Banks)	166	18,016
Woodward, Inc. (Aerospace & Defense)	149	25,555
WP Carey, Inc. (Diversified REITs)	545	33,954
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	197	15,394
XPO, Inc.* (Ground Transportation)	290	31,178
YETI Holdings, Inc.* (Leisure Products)	211	8,657
Zions Bancorp NA (Banks)	368	17,377
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	719	7,420
TOTAL COMMON STOCKS
(Cost $3,985,115)		7,252,699

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(b)(c) (30.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $3,190,419	$3,190,000	$3,190,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,190,000)		3,190,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(e)	7,046	$7,046
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $7,046)		7,046
TOTAL INVESTMENT SECURITIES
(Cost $7,182,161) — 99.2%		10,449,745
Net other assets (liabilities) — 0.8%		80,533
NET ASSETS - 100.0%		$10,530,278

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $6,776.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $1,629,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	4	12/23/24	$1,259,440	$63,111

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/28/24	5.48%	$4,575,359	$4,023
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/28/24	5.25%	2,437,256	989
				$7,012,615	$5,012

S&P MidCap 400	UBS AG	10/28/24	5.63%	$4,175,595	$3,505
SPDR S&P MidCap 400 ETF	UBS AG	10/28/24	5.63%	1,351,666	506
				$5,527,261	$4,011
				$12,539,876	$9,023

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$94,177	0.9%
Air Freight & Logistics	15,517	0.1%
Automobile Components	62,171	0.6%
Automobiles	25,982	0.2%
Banks	415,062	3.8%
Beverages	38,306	0.4%
Biotechnology	202,411	2.0%
Broadline Retail	31,005	0.3%
Building Products	269,882	2.5%
Capital Markets	240,388	2.3%
Chemicals	157,348	1.5%
Commercial Services & Supplies	143,000	1.4%
Communications Equipment	32,760	0.3%
Construction & Engineering	186,803	1.8%
Construction Materials	36,767	0.3%
Consumer Finance	47,839	0.5%
Consumer Staples Distribution & Retail	129,919	1.2%
Containers & Packaging	124,483	1.2%
Diversified Consumer Services	94,604	0.9%
Diversified REITs	33,954	0.3%
Diversified Telecommunication Services	28,560	0.3%
Electric Utilities	65,623	0.6%
Electrical Equipment	114,897	1.1%
Electronic Equipment, Instruments & Components	199,203	1.9%
Energy Equipment & Services	54,698	0.5%
Entertainment	31,585	0.3%
Financial Services	128,338	1.2%
Food Products	74,976	0.7%
Gas Utilities	70,110	0.7%
Ground Transportation	117,912	1.1%
Health Care Equipment & Supplies	126,346	1.2%
Health Care Providers & Services	165,565	1.6%
Health Care REITs	53,405	0.5%
Health Care Technology	13,594	0.1%
Hotel & Resort REITs	7,332	0.1%
Hotels, Restaurants & Leisure	241,321	2.3%
Household Durables	142,053	1.3%
Household Products	27,301	0.3%
Independent Power and Renewable Electricity Producers	10,310	0.1%
Industrial REITs	86,295	0.8%
Insurance	332,465	3.2%
Interactive Media & Services	7,420	0.1%
IT Services	13,236	0.1%
Leisure Products	49,527	0.5%
Life Sciences Tools & Services	183,296	1.7%
Machinery	335,280	3.1%
Marine Transportation	17,630	0.2%
Media	35,224	0.3%
Metals & Mining	137,764	1.3%
Mortgage REITs	41,168	0.4%
Multi-Utilities	19,390	0.2%
Office REITs	46,116	0.4%
Oil, Gas & Consumable Fuels	308,712	3.0%
Paper & Forest Products	16,764	0.2%
Passenger Airlines	18,389	0.2%
Personal Care Products	43,342	0.4%
Pharmaceuticals	26,075	0.2%
Professional Services	210,288	2.0%
Real Estate Management & Development	31,838	0.3%
Residential REITs	74,751	0.7%
Retail REITs	76,492	0.7%
Semiconductors & Semiconductor Equipment	172,541	1.6%
Software	196,696	1.9%
Specialized REITs	131,115	1.3%
Specialty Retail	307,343	2.9%
Technology Hardware, Storage & Peripherals	38,685	0.4%
Textiles, Apparel & Luxury Goods	89,524	0.9%
Trading Companies & Distributors	125,643	1.2%
Water Utilities	24,183	0.2%
Other**	3,277,579	31.2%
Total	$10,530,278	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (70.5%)

	Shares	Value
Adobe, Inc.* (Software)	4,771	$2,470,328
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	17,413	2,857,125
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,734	600,319
Alphabet, Inc. - Class A (Interactive Media & Services)	24,404	4,047,403
Alphabet, Inc. - Class C (Interactive Media & Services)	23,264	3,889,508
Amazon.com, Inc.* (Broadline Retail)	43,720	8,146,347
American Electric Power Co., Inc. (Electric Utilities)	5,725	587,385
Amgen, Inc. (Biotechnology)	5,780	1,862,374
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,342	1,229,568
ANSYS, Inc.* (Software)	940	299,512
Apple, Inc. (Technology Hardware, Storage & Peripherals)	63,333	14,756,589
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,870	1,792,184
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	1,346	192,491
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,014	844,916
AstraZeneca PLCADR (Pharmaceuticals)	6,265	488,106
Atlassian Corp.* - Class A (Software)	1,722	273,471
Autodesk, Inc.* (Software)	2,319	638,838
Automatic Data Processing, Inc. (Professional Services)	4,385	1,213,461
Baker Hughes Co. (Energy Equipment & Services)	10,688	386,371
Biogen, Inc.* (Biotechnology)	1,567	303,747
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	361	1,520,575
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	49,859	8,600,678
Cadence Design Systems, Inc.* (Software)	2,945	798,183
CDW Corp. (Electronic Equipment, Instruments & Components)	1,437	325,193
Charter Communications, Inc.* - Class A (Media)	1,536	497,787
Cintas Corp. (Commercial Services & Supplies)	4,337	892,902
Cisco Systems, Inc. (Communications Equipment)	43,346	2,306,874
Coca-Cola Europacific Partners PLC (Beverages)	4,941	389,104
Cognizant Technology Solutions Corp. - Class A (IT Services)	5,333	411,601
Comcast Corp. - Class A (Media)	41,563	1,736,086
Constellation Energy Corp. (Electric Utilities)	3,363	874,448
Copart, Inc.* (Commercial Services & Supplies)	10,353	542,497
CoStar Group, Inc.* (Real Estate Management & Development)	4,409	332,615
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	4,770	4,228,701
Crowdstrike Holdings, Inc.* - Class A (Software)	2,504	702,297
CSX Corp. (Ground Transportation)	20,853	720,054
Datadog, Inc.* - Class A (Software)	3,347	385,106
Dexcom, Inc.* (Health Care Equipment & Supplies)	4,311	289,009
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,919	330,836
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	2,313	162,650
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,138	590,617
Electronic Arts, Inc. (Entertainment)	2,843	407,800
Exelon Corp. (Electric Utilities)	10,764	436,480
Fastenal Co. (Trading Companies & Distributors)	6,160	439,947
Fortinet, Inc.* (Software)	8,230	638,237
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	4,913	461,085
Gilead Sciences, Inc. (Biotechnology)	13,395	1,123,037
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	5,928	238,602
Honeywell International, Inc. (Industrial Conglomerates)	6,990	1,444,903
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	886	447,625
Illumina, Inc.* (Life Sciences Tools & Services)	1,714	223,523
Intel Corp. (Semiconductors & Semiconductor Equipment)	46,005	1,079,277
Intuit, Inc. (Software)	3,008	1,867,968
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,823	1,878,126
Keurig Dr Pepper, Inc. (Beverages)	14,590	546,833
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,446	1,119,797
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,397	1,140,064
Linde PLC (Chemicals)	5,134	2,448,199
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,266	343,529
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,029	753,009
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,319	672,086
MercadoLibre, Inc.* (Broadline Retail)	545	1,118,318
Meta Platforms, Inc. - Class A (Interactive Media & Services)	14,478	8,287,787
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,772	463,434
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,930	1,237,260
Microsoft Corp. (Software)	30,962	13,322,950
Moderna, Inc.* (Biotechnology)	4,134	276,275
Mondelez International, Inc. - Class A (Food Products)	14,372	1,058,785
MongoDB, Inc.* (IT Services)	795	214,928
Monster Beverage Corp.* (Beverages)	10,539	549,820
Netflix, Inc.* (Entertainment)	4,617	3,274,700
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	102,198	12,410,925
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,741	657,867

ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	2,306	$458,064
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,609	334,659
O’Reilly Automotive, Inc.* (Specialty Retail)	624	718,599
PACCAR, Inc. (Machinery)	5,641	556,654
Palo Alto Networks, Inc.* (Software)	3,484	1,190,831
Paychex, Inc. (Professional Services)	3,870	519,315
PayPal Holdings, Inc.* (Financial Services)	10,998	858,174
PDD Holdings, Inc.*ADR (Broadline Retail)	7,185	968,610
PepsiCo, Inc. (Beverages)	14,778	2,512,998
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	11,985	2,038,049
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,166	1,225,746
Roper Technologies, Inc. (Software)	1,153	641,575
Ross Stores, Inc. (Specialty Retail)	3,589	540,180
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,191	1,188,501
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	630	262,332
Synopsys, Inc.* (Software)	1,653	837,063
Take-Two Interactive Software, Inc.* (Entertainment)	1,886	289,897
Tesla, Inc.* (Automobiles)	20,144	5,270,275
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,823	2,029,137
The Kraft Heinz Co. (Food Products)	13,008	456,711
The Trade Desk, Inc.* - Class A (Media)	4,818	528,294
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	12,553	2,590,437
Verisk Analytics, Inc. (Professional Services)	1,532	410,515
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,777	1,291,527
Warner Bros. Discovery, Inc.* (Entertainment)	26,380	217,635
Workday, Inc.* - Class A (Software)	2,291	559,943
Xcel Energy, Inc. (Electric Utilities)	5,998	391,669
Zscaler, Inc.* (Software)	1,626	277,948
TOTAL COMMON STOCKS
(Cost $63,957,500)		163,266,370

Repurchase Agreements(b)(c) (27.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $63,082,278	$63,074,000	$63,074,000
TOTAL REPURCHASE AGREEMENTS
(Cost $63,074,000)		63,074,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(e)	189,635	$189,635
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $189,635)		189,635
TOTAL INVESTMENT SECURITIES
(Cost $127,221,135) — 97.9%		226,530,005
Net other assets (liabilities) — 2.1%		4,837,314
NET ASSETS - 100.0%		$231,367,319

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $182,624.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $34,900,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	56	12/23/24	$22,692,600	$756,581

ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	10/28/24	5.38%	$43,600,296	$98,454
Nasdaq-100 Index	Goldman Sachs International	10/28/24	5.58%	125,339,191	274,786
				$168,939,487	$373,240

Invesco QQQ Trust, Series 1 ETF	UBS AG	10/28/24	5.63%	$34,237,462	$76,600
Nasdaq-100 Index	UBS AG	10/28/24	5.63%	73,542,490	159,517
				$107,779,952	$236,117
				$276,719,439	$609,357

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Automobiles	$5,270,275	2.3%
Beverages	3,998,755	1.7%
Biotechnology	6,082,706	2.7%
Broadline Retail	10,233,275	4.5%
Chemicals	2,448,199	1.1%
Commercial Services & Supplies	1,435,399	0.6%
Communications Equipment	2,306,874	1.0%
Consumer Staples Distribution & Retail	4,391,351	1.9%
Electric Utilities	2,289,982	1.0%
Electronic Equipment, Instruments & Components	325,193	0.1%
Energy Equipment & Services	386,371	0.2%
Entertainment	4,190,032	1.8%
Financial Services	858,174	0.4%
Food Products	1,515,496	0.7%
Ground Transportation	1,178,118	0.5%
Health Care Equipment & Supplies	3,075,845	1.3%
Hotels, Restaurants & Leisure	4,653,021	2.0%
Industrial Conglomerates	1,444,903	0.6%
Interactive Media & Services	16,224,698	7.0%
IT Services	626,529	0.3%
Life Sciences Tools & Services	223,523	0.1%
Machinery	556,654	0.2%
Media	2,762,167	1.2%
Oil, Gas & Consumable Fuels	330,836	0.1%
Pharmaceuticals	488,106	0.2%
Professional Services	2,143,291	1.0%
Real Estate Management & Development	332,615	0.1%
Semiconductors & Semiconductor Equipment	38,938,119	16.7%
Software	24,904,250	10.8%
Specialty Retail	1,258,779	0.5%
Technology Hardware, Storage & Peripherals	15,018,921	6.5%
Textiles, Apparel & Luxury Goods	343,529	0.1%
Trading Companies & Distributors	439,947	0.2%
Wireless Telecommunication Services	2,590,437	1.1%
Other**	68,100,949	29.5%
Total	$231,367,319	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP UltraShort Dow 30 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreement (73.9%)(a)

	Principal Amount	Value
Repurchase Agreements with UMB Bank N.A., 4.59%, dated 9/30/2024, due 10/1/24, total to be received $2,000	$2,000	$2,000
(Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES
(Cost $2,000) — 73.9%		2,000
Net other assets (liabilities) — 26.1%		708
NET ASSETS - 100.0%		$2,708

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/28/24	(5.33)%	$(2,502)	$–	^
Dow Jones Industrial Average	UBS AG	10/28/24	(5.23)%	(2,891)	–	^
				$(5,393)	$–	^

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
^	Amount is less than $0.50

ProFund VP UltraShort Nasdaq-100 :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (111.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $738,097	$738,000	$738,000
TOTAL REPURCHASE AGREEMENTS
(Cost $738,000)		738,000
TOTAL INVESTMENT SECURITIES
(Cost $738,000) — 111.4%		738,000
Net other assets (liabilities) — (11.4)%		(75,526)
NET ASSETS - 100.0%		$662,474

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $190,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/28/24	(5.33)%	$(971,365)	$(2,263)
Nasdaq-100 Index	UBS AG	10/28/24	(5.23)%	(356,013)	(784)
				$(1,327,378)	$(3,047)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (69.3%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	110	$872
1st Source Corp. (Banks)	78	4,671
1stdibs.com, Inc.* (Broadline Retail)	108	476
2seventy bio, Inc.* (Biotechnology)	207	977
374Water, Inc.* (Machinery)	277	377
3D Systems Corp.* (Machinery)	541	1,536
4D Molecular Therapeutics, Inc.* (Biotechnology)	214	2,313
89bio, Inc.* (Biotechnology)	355	2,627
8x8, Inc.* (Software)	543	1,108
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	101	350
a.k.a. Brands Holding Corp.* (Specialty Retail)	3	71
A10 Networks, Inc. (Software)	301	4,346
AAR Corp.* (Aerospace & Defense)	146	9,543
Abercrombie & Fitch Co.* (Specialty Retail)	213	29,800
ABM Industries, Inc. (Commercial Services & Supplies)	268	14,140
Absci Corp.* (Biotechnology)	339	1,295
Acacia Research Corp.* (Financial Services)	160	746
Academy Sports & Outdoors, Inc. (Specialty Retail)	300	17,508
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	508	7,813
Acadia Realty Trust (Retail REITs)	438	10,284
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	219	2,545
ACCO Brands Corp. (Commercial Services & Supplies)	397	2,172
Accolade, Inc.* (Health Care Providers & Services)	310	1,194
Accuray, Inc.* (Health Care Equipment & Supplies)	407	733
ACELYRIN, Inc.* (Biotechnology)	310	1,528
Achieve Life Sciences, Inc.* (Biotechnology)	146	692
ACI Worldwide, Inc.* (Software)	448	22,803
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	216	4,385
ACNB Corp. (Banks)	35	1,528
Acrivon Therapeutics, Inc.* (Biotechnology)	50	350
Actinium Pharmaceuticals, Inc.* (Biotechnology)	128	241
Acumen Pharmaceuticals, Inc.* (Biotechnology)	178	441
Acushnet Holdings Corp. (Leisure Products)	123	7,840
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	628	12,767
AdaptHealth Corp.* (Health Care Providers & Services)	432	4,851
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	492	2,519
ADC Therapeutics SA* (Biotechnology)	345	1,087
Addus HomeCare Corp.* (Health Care Providers & Services)	74	9,844
Adeia, Inc. (Software)	462	5,502
Adient PLC* (Automobile Components)	380	8,577
ADMA Biologics, Inc.* (Biotechnology)	956	19,110
Adtalem Global Education, Inc.* (Diversified Consumer Services)	159	12,001
ADTRAN Holdings, Inc.* (Communications Equipment)	334	1,981
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	159	16,733
AdvanSix, Inc. (Chemicals)	108	3,281
Advantage Solutions, Inc.* (Media)	454	1,557
Adverum Biotechnologies, Inc.* (Biotechnology)	88	618
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	117	1,503
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	154	354
Aerovate Therapeutics, Inc.* (Biotechnology)	57	119
AeroVironment, Inc.* (Aerospace & Defense)	111	22,255
AerSale Corp.* (Aerospace & Defense)	142	717
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	97	319
AFC Gamma, Inc. (Mortgage REITs)	72	735
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	122	916
Agenus, Inc.* (Biotechnology)	89	488
agilon health, Inc.* (Health Care Providers & Services)	1,309	5,144
Agilysys, Inc.* (Software)	96	10,461
Agios Pharmaceuticals, Inc.* (Biotechnology)	240	10,663
Air Transport Services Group, Inc.* (Air Freight & Logistics)	218	3,529
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	56	284
Airship AI Holdings, Inc.* (Software)	30	69
Akebia Therapeutics, Inc.* (Biotechnology)	883	1,166
Akero Therapeutics, Inc.* (Biotechnology)	288	8,263
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	113	307
Alamo Group, Inc. (Machinery)	43	7,746
Alarm.com Holdings, Inc.* (Software)	205	11,207
Albany International Corp. (Machinery)	132	11,728
Aldeyra Therapeutics, Inc.* (Biotechnology)	211	1,137
Alector, Inc.* (Biotechnology)	343	1,598
Alerus Financial Corp. (Financial Services)	76	1,739
Alexander & Baldwin, Inc. (Diversified REITs)	309	5,933
Alexander’s, Inc. (Retail REITs)	9	2,181
Alico, Inc. (Food Products)	30	839
Alight, Inc.* - Class A (Professional Services)	1,800	13,320
Alignment Healthcare, Inc.* (Health Care Providers & Services)	425	5,024
Alkami Technology, Inc.* (Software)	190	5,993
Alkermes PLC* (Biotechnology)	696	19,481
Allegiant Travel Co. (Passenger Airlines)	66	3,634
ALLETE, Inc. (Electric Utilities)	247	15,855
Allient, Inc. (Electrical Equipment)	62	1,177
Allogene Therapeutics, Inc.* (Biotechnology)	545	1,526

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	100	$3,712
Alpha Metallurgical Resources, Inc. (Metals & Mining)	47	11,100
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	436	2,424
Alpine Income Property Trust, Inc. (Diversified REITs)	53	965
Alta Equipment Group, Inc. (Trading Companies & Distributors)	114	768
Altair Engineering, Inc.* - Class A (Software)	243	23,209
AlTi Global, Inc.* (Capital Markets)	143	535
Altimmune, Inc.* (Biotechnology)	301	1,848
Alto Neuroscience, Inc.* (Pharmaceuticals)	91	1,041
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	322	1,024
Alumis, Inc.* (Pharmaceuticals)	56	598
ALX Oncology Holdings, Inc.* (Biotechnology)	145	264
Amalgamated Financial Corp. (Banks)	76	2,384
A-Mark Precious Metals, Inc. (Financial Services)	74	3,268
Ambac Financial Group, Inc.* (Insurance)	184	2,063
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	161	9,081
AMC Entertainment Holdings, Inc.* (Entertainment)	1,437	6,538
AMC Networks, Inc.* - Class A (Media)	135	1,173
Amerant Bancorp, Inc. (Banks)	126	2,693
Ameresco, Inc.* - Class A (Construction & Engineering)	137	5,198
American Assets Trust, Inc. (Diversified REITs)	203	5,424
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	488	3,016
American Coastal Insurance Corp.* (Insurance)	103	1,161
American Eagle Outfitters, Inc. (Specialty Retail)	773	17,307
American Healthcare REIT, Inc. (Health Care REITs)	350	9,135
American Public Education, Inc.* (Diversified Consumer Services)	67	988
American Realty Investors, Inc.* (Real Estate Management & Development)	6	105
American States Water Co. (Water Utilities)	158	13,160
American Superconductor Corp.* (Electrical Equipment)	148	3,493
American Vanguard Corp. (Chemicals)	107	567
American Woodmark Corp.* (Building Products)	66	6,168
America’s Car-Mart, Inc.* (Specialty Retail)	24	1,006
Ameris Bancorp (Banks)	279	17,407
AMERISAFE, Inc. (Insurance)	81	3,915
Ames National Corp. (Banks)	37	675
Amicus Therapeutics, Inc.* (Biotechnology)	1,245	13,297
AMMO, Inc.* (Leisure Products)	381	545
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	161	6,825
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	675	5,616
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	163	7,910
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	166	1,084
Amplitude, Inc.* - Class A (Software)	324	2,906
Amprius Technologies, Inc.* (Electrical Equipment)	70	78
AnaptysBio, Inc.* (Biotechnology)	83	2,781
Anavex Life Sciences Corp.* (Biotechnology)	318	1,806
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	50	522
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	162	1,260
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	78	4,653
Anika Therapeutics, Inc.* (Biotechnology)	56	1,383
Annexon, Inc.* (Biotechnology)	406	2,404
Anterix, Inc.* (Diversified Telecommunication Services)	43	1,619
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	417	2,118
Apartment Investment and Management Co.* (Residential REITs)	604	5,460
Apogee Enterprises, Inc. (Building Products)	93	6,511
Apogee Therapeutics, Inc.* (Biotechnology)	161	9,457
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	605	5,560
Appian Corp.* - Class A (Software)	171	5,838
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	968	14,375
Applied Digital Corp.* (IT Services)	499	4,117
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	163	36,370
Applied Optoelectronics, Inc.* (Communications Equipment)	157	2,247
Applied Therapeutics, Inc.* (Biotechnology)	409	3,477
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	315	1,569
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	782	12,168
Arbutus Biopharma Corp.* (Biotechnology)	620	2,387
Arcadium Lithium PLC* (Chemicals)	4,600	13,110
ArcBest Corp. (Ground Transportation)	100	10,845
Arcellx, Inc.* (Biotechnology)	183	15,282
Arch Resources, Inc. (Metals & Mining)	75	10,362
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	991	3,003
Archrock, Inc. (Energy Equipment & Services)	708	14,330
Arcosa, Inc. (Construction & Engineering)	206	19,521
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	97	2,251
Arcus Biosciences, Inc.* (Biotechnology)	231	3,532
Arcutis Biotherapeutics, Inc.* (Biotechnology)	451	4,194
Ardagh Metal Packaging SA (Containers & Packaging)	613	2,311
Ardelyx, Inc.* (Biotechnology)	986	6,794
Ardent Health Partners, Inc.* (Health Care Providers & Services)	51	937

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	176	$3,186
Ares Commercial Real Estate Corp. (Mortgage REITs)	227	1,589
Argan, Inc. (Construction & Engineering)	53	5,376
Arhaus, Inc. (Specialty Retail)	217	2,671
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	114	1,923
Arko Corp. (Specialty Retail)	342	2,401
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	404	4,892
Armada Hoffler Properties, Inc. (Diversified REITs)	282	3,054
ARMOUR Residential REIT, Inc. (Mortgage REITs)	208	4,243
Arq, Inc.* (Chemicals)	105	616
Array Technologies, Inc.* (Electrical Equipment)	648	4,277
ArriVent Biopharma, Inc.* (Biotechnology)	120	2,820
Arrow Financial Corp. (Banks)	70	2,006
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	507	9,821
ARS Pharmaceuticals, Inc.* (Biotechnology)	209	3,031
Arteris, Inc.* (Software)	117	903
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	267	11,566
Artiva Biotherapeutics, Inc.* (Biotechnology)	60	927
Artivion, Inc.* (Health Care Equipment & Supplies)	168	4,472
Arvinas, Inc.* (Pharmaceuticals)	273	6,724
Asana, Inc.* - Class A (Software)	345	3,999
Asbury Automotive Group, Inc.* (Specialty Retail)	86	20,520
ASGN, Inc.* (Professional Services)	192	17,900
ASP Isotopes, Inc.* (Chemicals)	214	595
Aspen Aerogels, Inc.* (Chemicals)	247	6,839
Associated Banc-Corp. (Banks)	636	13,699
AST SpaceMobile, Inc.*(a) (Diversified Telecommunication Services)	569	14,879
Astec Industries, Inc. (Machinery)	97	3,098
Astrana Health, Inc.* (Health Care Providers & Services)	183	10,603
Astria Therapeutics, Inc.* (Biotechnology)	191	2,103
Astronics Corp.* (Aerospace & Defense)	122	2,377
Asure Software, Inc.* (Professional Services)	101	914
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	328	1,099
Atkore, Inc. (Electrical Equipment)	156	13,218
Atlanta Braves Holdings, Inc.* (Entertainment)	213	8,477
Atlanta Braves Holdings, Inc.* (Entertainment)	43	1,812
Atlantic Union Bankshares Corp. (Banks)	380	14,315
Atlanticus Holdings Corp.* (Consumer Finance)	23	807
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	288	6,278
Atmus Filtration Technologies, Inc. (Automobile Components)	356	13,360
ATN International, Inc. (Diversified Telecommunication Services)	45	1,455
Atossa Therapeutics, Inc.* (Biotechnology)	537	816
AtriCure, Inc.* (Health Care Equipment & Supplies)	201	5,636
AudioEye, Inc.* (Software)	30	686
Aura Biosciences, Inc.* (Biotechnology)	197	1,755
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	570	4,178
Aurora Innovation, Inc.* (Software)	3,975	23,532
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	392	5,141
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	193	4,638
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	222	1,154
AvePoint, Inc.* (Software)	539	6,344
Aviat Networks, Inc.* (Communications Equipment)	48	1,038
Avid Bioservices, Inc.* (Biotechnology)	264	3,004
Avidity Biosciences, Inc.* (Biotechnology)	459	21,082
AvidXchange Holdings, Inc.* (Financial Services)	738	5,985
Avient Corp. (Chemicals)	383	19,272
Avista Corp. (Multi-Utilities)	332	12,865
Avita Medical, Inc.* (Biotechnology)	108	1,158
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	138	14,469
Axogen, Inc.* (Health Care Equipment & Supplies)	180	2,524
Axonics, Inc.* (Health Care Equipment & Supplies)	216	15,034
Axos Financial, Inc.* (Banks)	232	14,588
Axsome Therapeutics, Inc.* (Pharmaceuticals)	155	13,930
AZZ, Inc. (Building Products)	125	10,326
B Riley Financial, Inc. (Capital Markets)	87	457
B&G Foods, Inc. (Food Products)	330	2,930
Backblaze, Inc.* - Class A (IT Services)	169	1,080
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	125	27,301
Balchem Corp. (Chemicals)	137	24,111
Bally’s Corp.* (Hotels, Restaurants & Leisure)	102	1,760
Banc of California, Inc. (Banks)	590	8,691
BancFirst Corp. (Banks)	85	8,946
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	116	3,769
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	105	1,839
Bank First Corp. (Banks)	42	3,809
Bank of Hawaii Corp. (Banks)	166	10,420
Bank of Marin Bancorp (Banks)	68	1,366
Bank7 Corp. (Banks)	17	637
BankUnited, Inc. (Banks)	317	11,551
Bankwell Financial Group, Inc. (Banks)	27	809
Banner Corp. (Banks)	146	8,696
Bar Harbor Bankshares (Banks)	63	1,943
BARK, Inc.* (Specialty Retail)	563	918

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Barnes Group, Inc. (Machinery)	197	$7,961
Barrett Business Services, Inc. (Professional Services)	109	4,089
BayCom Corp. (Banks)	44	1,044
BCB Bancorp, Inc. (Banks)	63	777
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	270	23,336
Beam Therapeutics, Inc.* (Biotechnology)	325	7,963
Beazer Homes USA, Inc.* (Household Durables)	126	4,305
Bel Fuse, Inc. - Class A (Electronic Equipment, Instruments & Components)	7	696
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	44	3,454
Belden, Inc. (Electronic Equipment, Instruments & Components)	172	20,146
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	151	6,692
Berkshire Hills Bancorp, Inc. (Banks)	182	4,901
Berry Corp. (Oil, Gas & Consumable Fuels)	325	1,671
Beyond Meat, Inc.*(a) (Food Products)	254	1,722
Beyond, Inc.* (Specialty Retail)	193	1,945
BGC Group, Inc. - Class A (Capital Markets)	1,546	14,192
BigBear.ai Holdings, Inc.* (IT Services)	431	629
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	299	1,749
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	516
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	877	6,665
Biohaven, Ltd.* (Biotechnology)	319	15,940
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	153	3,832
Biomea Fusion, Inc.* (Biotechnology)	117	1,182
Biote Corp.* - Class A (Pharmaceuticals)	114	636
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	159	1,900
Bit Digital, Inc.* (Software)	509	1,787
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	80	2,605
Black Diamond Therapeutics, Inc.* (Biotechnology)	169	735
Black Hills Corp. (Multi-Utilities)	291	17,786
Blackbaud, Inc.* (Software)	175	14,819
BlackLine, Inc.* (Software)	245	13,509
BlackSky Technology, Inc.* (Professional Services)	57	270
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	737	14,010
Blade Air Mobility, Inc.* (Passenger Airlines)	246	723
Blend Labs, Inc.* - Class A (Software)	980	3,675
Blink Charging Co.* (Electrical Equipment)	408	702
Bloom Energy Corp.*(a) - Class A (Electrical Equipment)	844	8,913
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	335	5,538
Blue Bird Corp.* (Machinery)	136	6,523
Blue Foundry Bancorp* (Banks)	88	902
Bluebird Bio, Inc.* (Biotechnology)	813	422
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	35	3,690
Blueprint Medicines Corp.* (Biotechnology)	267	24,698
Bluerock Homes Trust, Inc. (Residential REITs)	1	11
Boise Cascade Co. (Trading Companies & Distributors)	168	23,685
Boot Barn Holdings, Inc.* (Specialty Retail)	126	21,078
Borr Drilling, Ltd. (Energy Equipment & Services)	1,006	5,523
Boston Omaha Corp.* - Class A (Media)	105	1,561
Boundless Bio, Inc.* (Biotechnology)	27	94
Bowhead Specialty Holdings, Inc.* (Insurance)	31	868
Bowman Consulting Group, Ltd.* (Construction & Engineering)	57	1,373
Box, Inc.* - Class A (Software)	598	19,573
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	280	865
Brandywine Realty Trust (Office REITs)	719	3,911
Braze, Inc.* - Class A (Software)	280	9,055
BRC, Inc.* - Class A (Food Products)	224	766
Bread Financial Holdings, Inc. (Consumer Finance)	211	10,039
Bridgebio Pharma, Inc.* (Biotechnology)	597	15,200
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	42	93
Bridgewater Bancshares, Inc.* (Banks)	84	1,190
Brightsphere Investment Group, Inc. (Capital Markets)	117	2,972
BrightSpire Capital, Inc. (Mortgage REITs)	548	3,069
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	228	3,347
BrightView Holdings, Inc.* (Commercial Services & Supplies)	247	3,888
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	187	14,310
Bristow Group, Inc.* (Energy Equipment & Services)	104	3,608
Broadstone Net Lease, Inc. (Diversified REITs)	801	15,179
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	812	5,513
Brookfield Business Corp. - Class A (Industrial Conglomerates)	110	2,786
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	509	22,106
Brookline Bancorp, Inc. (Banks)	374	3,774
BRT Apartments Corp. (Residential REITs)	48	844
Build-A-Bear Workshop, Inc. (Specialty Retail)	54	1,856
Bumble, Inc.* - Class A (Interactive Media & Services)	408	2,603
Burford Capital, Ltd. (Financial Services)	850	11,271
Burke & Herbert Financial Services Corp. (Banks)	57	3,476
Business First Bancshares, Inc. (Banks)	102	2,618
Byline Bancorp, Inc. (Banks)	132	3,534
Byrna Technologies, Inc.* (Aerospace & Defense)	73	1,239
C3.ai, Inc.* - Class A (Software)	359	8,699
C4 Therapeutics, Inc.* (Biotechnology)	249	1,419

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cabaletta Bio, Inc.* (Biotechnology)	188	$887
Cable One, Inc. (Media)	24	8,395
Cabot Corp. (Chemicals)	230	25,706
Cactus, Inc. - Class A (Energy Equipment & Services)	278	16,588
Cadence Bank (Banks)	773	24,619
Cadiz, Inc.* (Water Utilities)	179	542
Cadre Holdings, Inc. (Aerospace & Defense)	111	4,212
Caesarstone, Ltd.* (Building Products)	88	401
Calavo Growers, Inc. (Food Products)	71	2,026
Caledonia Mining Corp. PLC (Metals & Mining)	70	1,047
Caleres, Inc. (Specialty Retail)	145	4,792
California BanCorp* (Banks)	103	1,523
California Resources Corp. (Oil, Gas & Consumable Fuels)	293	15,373
California Water Service Group (Water Utilities)	246	13,339
Calix, Inc.* (Communications Equipment)	250	9,697
Cal-Maine Foods, Inc. (Food Products)	174	13,022
Camden National Corp. (Banks)	62	2,562
Camping World Holdings, Inc. - Class A (Specialty Retail)	180	4,360
Candel Therapeutics, Inc.* (Biotechnology)	85	589
Cannae Holdings, Inc. (Financial Services)	239	4,555
Canoo, Inc.* (Automobiles)	278	273
Cantaloupe, Inc.* (Financial Services)	248	1,835
Capital Bancorp, Inc. (Banks)	39	1,003
Capital City Bank Group, Inc. (Banks)	58	2,047
Capitol Federal Financial, Inc. (Banks)	527	3,078
Capricor Therapeutics, Inc.* (Biotechnology)	109	1,658
Cardiff Oncology, Inc.* (Biotechnology)	166	443
Cardlytics, Inc.* (Media)	173	554
CareDx, Inc.* (Biotechnology)	215	6,713
CareTrust REIT, Inc. (Health Care REITs)	606	18,701
Cargo Therapeutics, Inc.* (Biotechnology)	146	2,694
Cargurus, Inc.* (Interactive Media & Services)	375	11,262
Caribou Biosciences, Inc.* (Biotechnology)	349	684
Carpenter Technology Corp. (Metals & Mining)	202	32,236
Carriage Services, Inc. (Diversified Consumer Services)	58	1,904
Cars.com, Inc.* (Interactive Media & Services)	280	4,693
Carter Bankshares, Inc.* (Banks)	97	1,687
Cartesian Therapeutics, Inc.* (Biotechnology)	31	500
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	262	26,065
Cass Information Systems, Inc. (Financial Services)	57	2,364
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	172	5,062
Castle Biosciences, Inc.* (Health Care Providers & Services)	110	3,137
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	475	9,443
Cathay General Bancorp (Banks)	295	12,670
Cavco Industries, Inc.* (Household Durables)	36	15,417
CBIZ, Inc.* (Professional Services)	203	13,660
CBL & Associates Properties, Inc. (Retail REITs)	96	2,419
CECO Environmental Corp.* (Commercial Services & Supplies)	124	3,497
Celcuity, Inc.* (Biotechnology)	114	1,700
Celldex Therapeutics, Inc.* (Biotechnology)	274	9,313
Centerspace (Residential REITs)	65	4,581
Central Garden & Pet Co.* (Household Products)	41	1,495
Central Garden & Pet Co.* - Class A (Household Products)	221	6,939
Central Pacific Financial Corp. (Banks)	113	3,335
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	60	3,291
Centuri Holdings, Inc.*(a) (Construction & Engineering)	58	937
Century Aluminum Co.* (Metals & Mining)	224	3,636
Century Communities, Inc. (Household Durables)	119	12,255
Century Therapeutics, Inc.* (Biotechnology)	199	340
Cerence, Inc.* (Software)	175	551
Cerus Corp.* (Health Care Equipment & Supplies)	766	1,333
CervoMed, Inc.* (Biotechnology)	23	336
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	99	2,391
CG Oncology, Inc.* (Biotechnology)	201	7,584
Champion Homes, Inc.* (Household Durables)	228	21,626
ChampionX Corp. (Energy Equipment & Services)	810	24,423
ChargePoint Holdings, Inc.* (Electrical Equipment)	1,648	2,258
Chart Industries, Inc.* (Machinery)	182	22,593
Chatham Lodging Trust (Hotel & Resort REITs)	204	1,738
Chegg, Inc.* (Diversified Consumer Services)	421	745
Chemung Financial Corp. (Banks)	14	672
Chesapeake Utilities Corp. (Gas Utilities)	94	11,672
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	72	1,117
Chimera Investment Corp. (Mortgage REITs)	342	5,414
ChoiceOne Financial Services, Inc. (Banks)	35	1,082
ChromaDex Corp.* (Life Sciences Tools & Services)	208	759
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	73	2,730
Cibus, Inc.* (Biotechnology)	66	215
Cimpress PLC* (Commercial Services & Supplies)	73	5,980
Cinemark Holdings, Inc.* (Entertainment)	468	13,030
Cipher Mining, Inc.* (Software)	766	2,964
Citi Trends, Inc.* (Specialty Retail)	27	496
Citizens & Northern Corp. (Banks)	63	1,240
Citizens Financial Services, Inc. (Banks)	19	1,116
City Holding Co. (Banks)	62	7,278
City Office REIT, Inc. (Office REITs)	165	964
Civista Bancshares, Inc. (Banks)	65	1,158

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Claros Mortgage Trust, Inc. (Mortgage REITs)	366	$2,741
Clarus Corp. (Leisure Products)	129	581
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	725	2,255
Cleanspark, Inc.* (Software)	970	9,060
Clear Channel Outdoor Holdings, Inc.* (Media)	1,497	2,395
Clear Secure, Inc. - Class A (Software)	373	12,361
Clearfield, Inc.* (Communications Equipment)	51	1,987
Clearwater Analytics Holdings, Inc.* - Class A (Software)	644	16,261
Clearwater Paper Corp.* (Paper & Forest Products)	69	1,969
Climb Bio, Inc.* (Biotechnology)	125	636
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	18	1,792
Clipper Realty, Inc. (Residential REITs)	50	285
CNB Financial Corp. (Banks)	87	2,093
CNO Financial Group, Inc. (Insurance)	447	15,690
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	628	20,453
Coastal Financial Corp.* (Banks)	48	2,592
Codexis, Inc.* (Life Sciences Tools & Services)	296	912
Coeur Mining, Inc.* (Metals & Mining)	1,677	11,538
Cogent Biosciences, Inc.* (Biotechnology)	389	4,201
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	187	14,197
Cohen & Steers, Inc. (Capital Markets)	117	11,226
Coherus Biosciences, Inc.* (Biotechnology)	472	491
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	196	5,037
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	138	5,332
Colony Bankcorp, Inc. (Banks)	70	1,086
Columbia Financial, Inc.* (Banks)	116	1,980
Columbus McKinnon Corp. (Machinery)	121	4,356
Commercial Metals Co. (Metals & Mining)	491	26,986
Commercial Vehicle Group, Inc.* (Machinery)	142	462
CommScope Holding Co., Inc.* (Communications Equipment)	895	5,468
Community Financial System, Inc. (Banks)	222	12,892
Community Health Systems, Inc.* (Health Care Providers & Services)	533	3,235
Community Healthcare Trust, Inc. (Health Care REITs)	115	2,087
Community Trust Bancorp, Inc. (Banks)	65	3,228
Community West Bancshares (Banks)	72	1,387
CommVault Systems, Inc.* (Software)	185	28,462
Compass Diversified Holdings (Financial Services)	283	6,263
Compass Minerals International, Inc. (Metals & Mining)	147	1,767
Compass Therapeutics, Inc.* (Biotechnology)	433	797
Compass, Inc.* - Class A (Real Estate Management & Development)	1,608	9,825
CompoSecure, Inc. - Class A (Technology Hardware, Storage & Peripherals)	104	1,458
CompX International, Inc. (Commercial Services & Supplies)	6	175
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	392	4,363
Concentra Group Holdings Parent, Inc.* (Health Care Providers & Services)	96	2,147
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	101	585
Conduent, Inc.* (Professional Services)	671	2,704
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	98	12
CONMED Corp. (Health Care Equipment & Supplies)	131	9,422
ConnectOne Bancorp, Inc. (Banks)	154	3,858
Consensus Cloud Solutions, Inc.* (Software)	77	1,813
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	124	12,977
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	326	1,513
Consolidated Water Co., Ltd. (Water Utilities)	64	1,613
Constellium SE* (Metals & Mining)	550	8,943
Construction Partners, Inc.* - Class A (Construction & Engineering)	182	12,704
Consumer Portfolio Services, Inc.* (Consumer Finance)	36	338
Contango ORE, Inc.* (Metals & Mining)	44	847
Contineum Therapeutics, Inc.* - Class A (Pharmaceuticals)	24	459
Cooper-Standard Holdings, Inc.* (Automobile Components)	72	999
COPT Defense Properties (Office REITs)	478	14,498
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	44	908
Corcept Therapeutics, Inc.* (Pharmaceuticals)	343	15,875
Core Laboratories, Inc. (Energy Equipment & Services)	199	3,687
Core Molding Technologies, Inc.* (Chemicals)	32	551
Core Scientific, Inc.* (IT Services)	757	8,978
CoreCivic, Inc.* (Commercial Services & Supplies)	468	5,920
CorMedix, Inc.* (Pharmaceuticals)	233	1,883
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	190	1,322
CorVel Corp.* (Health Care Providers & Services)	38	12,422
Costamare, Inc. (Marine Transportation)	182	2,861
Couchbase, Inc.* (IT Services)	165	2,660
Coursera, Inc.* (Diversified Consumer Services)	584	4,637
Covenant Logistics Group, Inc. (Ground Transportation)	34	1,797
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	21	584
CRA International, Inc. (Professional Services)	28	4,909

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	94	$4,263
Crawford & Co. - Class A (Insurance)	64	702
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	547	16,848
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	609	6,669
Cricut, Inc. - Class A (Household Durables)	199	1,379
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	330	16,863
Critical Metals Corp.* (Metals & Mining)	31	231
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	136	1,828
CrossFirst Bankshares, Inc.* (Banks)	193	3,221
CryoPort, Inc.* (Life Sciences Tools & Services)	186	1,508
CS Disco, Inc.* (Software)	123	723
CSG Systems International, Inc. (Professional Services)	126	6,130
CSW Industrials, Inc. (Building Products)	70	25,647
CTO Realty Growth, Inc. (Diversified REITs)	94	1,788
CTS Corp. (Electronic Equipment, Instruments & Components)	128	6,193
Cullinan Therapeutics, Inc.* (Biotechnology)	220	3,683
Cushman & Wakefield PLC* (Real Estate Management & Development)	972	13,249
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	217	749
Customers Bancorp, Inc.* (Banks)	126	5,853
CVB Financial Corp. (Banks)	562	10,015
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	145	3,339
CVRx, Inc.* (Health Care Equipment & Supplies)	56	493
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	515	2,853
Cytokinetics, Inc.* (Biotechnology)	484	25,555
Daily Journal Corp.* (Media)	6	2,941
Dakota Gold Corp.* (Metals & Mining)	287	677
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	157	2,027
Dana, Inc. (Automobile Components)	554	5,850
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	137	4,665
Dave, Inc.* (Software)	33	1,319
Day One Biopharmaceuticals, Inc.* (Biotechnology)	220	3,065
Definitive Healthcare Corp.* (Health Care Technology)	226	1,010
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	269	5,044
Deluxe Corp. (Commercial Services & Supplies)	188	3,664
Denali Therapeutics, Inc.* (Biotechnology)	528	15,381
Denny’s Corp.* (Hotels, Restaurants & Leisure)	214	1,380
Design Therapeutics, Inc.* (Biotechnology)	133	716
Designer Brands, Inc. - Class A (Specialty Retail)	180	1,328
Despegar.com Corp.* (Hotels, Restaurants & Leisure)	261	3,236
Destination XL Group, Inc.* (Specialty Retail)	227	667
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	573	6,320
Diamond Hill Investment Group, Inc. (Capital Markets)	11	1,778
DiamondRock Hospitality Co. (Hotel & Resort REITs)	893	7,796
Dianthus Therapeutics, Inc.* (Biotechnology)	101	2,765
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	107	4,779
Digi International, Inc.* (Communications Equipment)	152	4,185
Digimarc Corp.* (Software)	64	1,720
Digital Turbine, Inc.* (Software)	407	1,249
DigitalBridge Group, Inc. (Real Estate Management & Development)	675	9,538
DigitalOcean Holdings, Inc.* (IT Services)	279	11,268
Dime Community Bancshares, Inc. (Banks)	150	4,320
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	65	2,030
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	194	12,433
Disc Medicine, Inc.* (Biotechnology)	84	4,128
Distribution Solutions Group, Inc.* (Building Products)	45	1,733
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	199	2,265
Diversified Healthcare Trust (Health Care REITs)	927	3,884
DLH Holdings Corp.* (Professional Services)	36	337
DMC Global, Inc.* (Energy Equipment & Services)	83	1,077
DNOW, Inc.* (Trading Companies & Distributors)	448	5,793
DocGo, Inc.* (Health Care Providers & Services)	432	1,434
Dole PLC (Food Products)	319	5,197
Domo, Inc.* - Class B (Software)	144	1,081
Donegal Group, Inc. - Class A (Insurance)	66	973
Donnelley Financial Solutions, Inc.* (Capital Markets)	110	7,241
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	154	5,301
Dorman Products, Inc.* (Automobile Components)	111	12,556
Douglas Dynamics, Inc. (Machinery)	96	2,648
Douglas Emmett, Inc. (Office REITs)	685	12,035
Dream Finders Homes, Inc.* - Class A (Household Durables)	119	4,309
Drilling Tools International Corp.* (Energy Equipment & Services)	50	187
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	254	3,625
Ducommun, Inc.* (Aerospace & Defense)	58	3,818
D-Wave Quantum, Inc.* (Software)	372	366
DXP Enterprises, Inc.* (Trading Companies & Distributors)	53	2,828
Dycom Industries, Inc.* (Construction & Engineering)	121	23,848

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Dynavax Technologies Corp.* (Biotechnology)	559	$6,227
Dyne Therapeutics, Inc.* (Biotechnology)	343	12,321
Dynex Capital, Inc. (Mortgage REITs)	316	4,032
E2open Parent Holdings, Inc.* (Software)	869	3,832
Eagle Bancorp, Inc. (Banks)	125	2,823
Easterly Government Properties, Inc. (Office REITs)	412	5,595
Eastern Bankshares, Inc. (Banks)	819	13,423
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	257	1,213
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	517	12,832
Ecovyst, Inc.* (Chemicals)	494	3,384
Edgewell Personal Care Co. (Personal Care Products)	209	7,595
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	308	8,221
Editas Medicine, Inc.* (Biotechnology)	352	1,200
eGain Corp.* (Software)	82	418
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	108	1,480
Elevation Oncology, Inc.* (Biotechnology)	221	133
Ellington Financial, Inc. (Mortgage REITs)	351	4,524
Elme Communities (Residential REITs)	374	6,579
Embecta Corp. (Health Care Equipment & Supplies)	246	3,469
Emerald Holding, Inc. (Media)	64	319
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	61	320
Empire State Realty Trust, Inc. (Diversified REITs)	569	6,305
Employers Holdings, Inc. (Insurance)	105	5,037
Enact Holdings, Inc. (Financial Services)	124	4,505
Enanta Pharmaceuticals, Inc.* (Biotechnology)	85	881
Encore Capital Group, Inc.* (Consumer Finance)	99	4,680
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	771	3,115
Energizer Holdings, Inc. (Household Products)	305	9,687
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	785	4,310
Energy Recovery, Inc.* (Machinery)	241	4,191
Energy Vault Holdings, Inc.* (Electrical Equipment)	437	420
Enerpac Tool Group Corp. (Machinery)	231	9,677
EnerSys (Electrical Equipment)	170	17,348
Enfusion, Inc.* - Class A (Software)	208	1,974
Enhabit, Inc.* (Health Care Providers & Services)	211	1,667
Enliven Therapeutics, Inc.* (Pharmaceuticals)	149	3,805
Ennis, Inc. (Commercial Services & Supplies)	108	2,627
Enova International, Inc.* (Consumer Finance)	108	9,049
Enovix Corp.*(a) (Electrical Equipment)	651	6,080
Enpro, Inc. (Machinery)	89	14,434
Enstar Group, Ltd.* (Insurance)	54	17,366
Enterprise Bancorp, Inc. (Banks)	42	1,342
Enterprise Financial Services Corp. (Banks)	157	8,048
Entrada Therapeutics, Inc.* (Biotechnology)	105	1,678
Entravision Communications Corp. - Class A (Media)	261	540
Envestnet, Inc.* (Software)	215	13,463
Enviri Corp.* (Commercial Services & Supplies)	336	3,474
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	112	11,014
Equity Bancshares, Inc. - Class A (Banks)	61	2,494
Equity Commonwealth* (Office REITs)	449	8,935
Erasca, Inc.* (Biotechnology)	753	2,056
Escalade, Inc. (Leisure Products)	42	591
ESCO Technologies, Inc. (Machinery)	110	14,188
Esperion Therapeutics, Inc.* (Pharmaceuticals)	802	1,323
Esquire Financial Holdings, Inc. (Banks)	30	1,956
ESSA Bancorp, Inc. (Banks)	36	692
Essent Group, Ltd. (Financial Services)	443	28,480
Essential Properties Realty Trust, Inc. (Diversified REITs)	745	25,441
Ethan Allen Interiors, Inc. (Household Durables)	97	3,093
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	144	979
Eve Holding, Inc.* (Aerospace & Defense)	128	415
Eventbrite, Inc.* - Class A (Interactive Media & Services)	342	934
EverCommerce, Inc.* (Software)	91	943
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	335	4,402
EverQuote, Inc.* - Class A (Interactive Media & Services)	107	2,257
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	83	490
EVERTEC, Inc. (Financial Services)	274	9,286
EVgo, Inc.* (Specialty Retail)	427	1,768
EVI Industries, Inc. (Trading Companies & Distributors)	22	425
Evolent Health, Inc.* - Class A (Health Care Technology)	490	13,856
Evolus, Inc.* (Pharmaceuticals)	235	3,807
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	130	690
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	555	2,248
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	73	1,607
ExlService Holdings, Inc.* (Professional Services)	667	25,445
eXp World Holdings, Inc. (Real Estate Management & Development)	348	4,903
Exponent, Inc. (Professional Services)	215	24,784
Expro Group Holdings N.V.* (Energy Equipment & Services)	402	6,902
Extreme Networks, Inc.* (Communications Equipment)	533	8,011

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	212	$1,694
F&G Annuities & Life, Inc. (Insurance)	79	3,533
Fabrinet* (Electronic Equipment, Instruments & Components)	155	36,649
Farmers & Merchants Bancorp, Inc. (Banks)	54	1,493
Farmers National Banc Corp. (Banks)	155	2,344
Farmland Partners, Inc. (Specialized REITs)	187	1,954
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	81	1,550
Fastly, Inc.* - Class A (IT Services)	547	4,141
Fate Therapeutics, Inc.* (Biotechnology)	425	1,488
FB Financial Corp. (Banks)	151	7,086
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	39	7,309
Federal Signal Corp. (Machinery)	255	23,832
Fennec Pharmaceuticals, Inc.* (Biotechnology)	99	495
Fibrobiologics, Inc.* (Biotechnology)	118	365
Fidelis Insurance Holdings, Ltd. (Insurance)	221	3,991
Fidelity D&D Bancorp, Inc. (Banks)	20	987
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	552	3,776
Financial Institutions, Inc. (Banks)	64	1,630
First Advantage Corp.* (Professional Services)	216	4,288
First Bancorp (Banks)	170	7,070
First BanCorp (Banks)	687	14,544
First Bank/Hamilton NJ (Banks)	89	1,353
First Busey Corp. (Banks)	226	5,881
First Business Financial Services, Inc. (Banks)	33	1,504
First Commonwealth Financial Corp. (Banks)	429	7,357
First Community Bankshares, Inc. (Banks)	72	3,107
First Financial Bancorp (Banks)	401	10,117
First Financial Bankshares, Inc. (Banks)	552	20,429
First Financial Corp. (Banks)	49	2,149
First Financial Northwest, Inc. (Banks)	30	676
First Foundation, Inc. (Banks)	267	1,666
First Internet Bancorp (Banks)	34	1,165
First Interstate BancSystem, Inc. - Class A (Banks)	337	10,339
First Merchants Corp. (Banks)	248	9,226
First Mid Bancshares, Inc. (Banks)	97	3,774
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	129	2,012
First Western Financial, Inc.* (Banks)	34	680
FirstCash Holdings, Inc. (Consumer Finance)	163	18,712
FiscalNote Holdings, Inc.* (Professional Services)	256	328
Five Star Bancorp (Banks)	71	2,111
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	130	3,307
Flexsteel Industries, Inc. (Household Durables)	20	886
Fluence Energy, Inc.* (Electrical Equipment)	258	5,859
Fluor Corp.* (Construction & Engineering)	725	34,589
Flushing Financial Corp. (Banks)	117	1,706
Flywire Corp.* (Financial Services)	513	8,408
Foghorn Therapeutics, Inc.* (Biotechnology)	107	996
Foot Locker, Inc. (Specialty Retail)	354	9,147
Forafric Global PLC* (Food Products)	23	261
Forestar Group, Inc.* (Real Estate Management & Development)	81	2,622
Forge Global Holdings, Inc.* (Capital Markets)	487	638
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	329	15,134
Forrester Research, Inc.* (Professional Services)	50	901
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	50	773
Forward Air Corp. (Air Freight & Logistics)	106	3,752
Four Corners Property Trust, Inc. (Specialized REITs)	390	11,431
Fox Factory Holding Corp.* (Automobile Components)	179	7,429
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	145	367
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	348	4,545
Franklin Covey Co.* (Professional Services)	48	1,974
Franklin Electric Co., Inc. (Machinery)	192	20,125
Franklin Street Properties Corp. (Office REITs)	414	733
Fresh Del Monte Produce, Inc. (Food Products)	143	4,224
Freshworks, Inc.* - Class A (Software)	878	10,079
Freyr Battery, Inc.* (Electrical Equipment)	476	462
Frontdoor, Inc.* (Diversified Consumer Services)	333	15,982
Frontier Group Holdings, Inc.* (Passenger Airlines)	179	958
FRP Holdings, Inc.* (Real Estate Management & Development)	57	1,702
FS Bancorp, Inc. (Banks)	28	1,246
FTAI Aviation, Ltd. (Trading Companies & Distributors)	431	57,280
FTAI Infrastructure, Inc. (Ground Transportation)	427	3,997
fuboTV, Inc.* (Interactive Media & Services)	1,246	1,769
FuelCell Energy, Inc.*(a) (Electrical Equipment)	2,118	805
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	263	939
Fulgent Genetics, Inc.* (Health Care Providers & Services)	86	1,869
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	139	698
Fulton Financial Corp. (Banks)	771	13,978
Funko, Inc.* - Class A (Leisure Products)	133	1,625
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	111	638
FVCBankcorp, Inc.* (Banks)	70	914
Galectin Therapeutics, Inc.* (Biotechnology)	86	237
Gambling.com Group, Ltd.* (Media)	73	731
Gannett Co., Inc.* (Media)	602	3,383

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
GATX Corp. (Trading Companies & Distributors)	151	$20,000
GCM Grosvenor, Inc. - Class A (Capital Markets)	181	2,049
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	32	107
Genco Shipping & Trading, Ltd. (Marine Transportation)	179	3,491
Gencor Industries, Inc.* (Machinery)	44	918
GeneDx Holdings Corp.* (Health Care Providers & Services)	53	2,249
Generation Bio Co.* (Biotechnology)	210	519
Genesco, Inc.* (Specialty Retail)	46	1,250
Genie Energy, Ltd. - Class B (Electric Utilities)	55	894
Gentherm, Inc.* (Automobile Components)	133	6,191
Genworth Financial, Inc.* (Insurance)	1,827	12,515
Geospace Technologies Corp.* (Energy Equipment & Services)	53	548
German American Bancorp, Inc. (Banks)	121	4,689
Geron Corp.* (Biotechnology)	2,470	11,214
Getty Images Holdings, Inc.* (Interactive Media & Services)	426	1,623
Getty Realty Corp. (Retail REITs)	210	6,680
Gibraltar Industries, Inc.* (Building Products)	130	9,091
GigaCloud Technology, Inc.* - Class A (Distributors)	100	2,298
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	172	5,249
Glacier Bancorp, Inc. (Banks)	484	22,118
Gladstone Commercial Corp. (Diversified REITs)	170	2,761
Gladstone Land Corp. (Specialized REITs)	143	1,988
Glaukos Corp.* (Health Care Equipment & Supplies)	208	27,097
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	533	4,099
Global Industrial Co. (Trading Companies & Distributors)	58	1,970
Global Medical REIT, Inc. (Health Care REITs)	258	2,557
Global Net Lease, Inc. (Diversified REITs)	852	7,174
Global Water Resources, Inc. (Water Utilities)	49	617
Globalstar, Inc.* (Diversified Telecommunication Services)	3,096	3,839
GMS, Inc.* (Trading Companies & Distributors)	170	15,397
Gogo, Inc.* (Wireless Telecommunication Services)	275	1,975
GoHealth, Inc.* - Class A (Insurance)	19	178
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	420	15,438
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	86	2,734
Golden Matrix Group, Inc.* (Entertainment)	86	200
Golden Ocean Group, Ltd. (Marine Transportation)	516	6,904
Goosehead Insurance, Inc.* - Class A (Insurance)	95	8,484
GoPro, Inc.* - Class A (Household Durables)	531	722
GrafTech International, Ltd.* (Electrical Equipment)	1,099	1,451
Graham Corp.* (Machinery)	44	1,302
Graham Holdings Co. - Class B (Diversified Consumer Services)	14	11,504
Granite Construction, Inc. (Construction & Engineering)	187	14,825
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	214	678
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	223	1,325
Gray Television, Inc. (Media)	363	1,946
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	280	2,948
Great Southern Bancorp, Inc. (Banks)	37	2,120
Green Brick Partners, Inc.* (Household Durables)	132	11,025
Green Dot Corp.* - Class A (Consumer Finance)	226	2,646
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	270	3,656
Greene County Bancorp, Inc. (Banks)	30	927
Greenlight Capital Re, Ltd.* - Class A (Insurance)	117	1,597
Greenwich Lifesciences, Inc.* (Biotechnology)	25	359
Greif, Inc. - Class A (Containers & Packaging)	106	6,642
Greif, Inc. - Class B (Containers & Packaging)	20	1,397
Grid Dynamics Holdings, Inc.* (IT Services)	242	3,388
Griffon Corp. (Building Products)	160	11,200
Grindr, Inc.* (Interactive Media & Services)	104	1,241
Group 1 Automotive, Inc. (Specialty Retail)	56	21,451
Groupon, Inc.* (Broadline Retail)	99	968
GrowGeneration Corp.* (Specialty Retail)	244	520
Guaranty Bancshares, Inc. (Banks)	34	1,169
Guardant Health, Inc.* (Health Care Providers & Services)	501	11,493
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	55	8,324
Gyre Therapeutics, Inc.* (Biotechnology)	30	376
H&E Equipment Services, Inc. (Trading Companies & Distributors)	137	6,669
H.B. Fuller Co. (Chemicals)	232	18,416
Haemonetics Corp.* (Health Care Equipment & Supplies)	213	17,121
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	107	1,009
Halozyme Therapeutics, Inc.* (Biotechnology)	529	30,280
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	35	1,065
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	168	3,249
Hamilton Lane, Inc. - Class A (Capital Markets)	163	27,447
Hancock Whitney Corp. (Banks)	368	18,831
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,500	11,025
Hanmi Financial Corp. (Banks)	128	2,381

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	477	$16,443
HarborOne Bancorp, Inc. (Banks)	163	2,116
Harmonic, Inc.* (Communications Equipment)	469	6,833
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	128	5,120
Harrow, Inc.* (Pharmaceuticals)	129	5,800
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	173	465
Haverty Furniture Cos., Inc. (Specialty Retail)	61	1,676
Hawaiian Electric Industries, Inc.* (Electric Utilities)	699	6,766
Hawkins, Inc. (Chemicals)	82	10,453
Haynes International, Inc. (Metals & Mining)	54	3,215
HBT Financial, Inc. (Banks)	54	1,182
HCI Group, Inc. (Insurance)	35	3,747
Health Catalyst, Inc.* (Health Care Technology)	248	2,019
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	312	3,485
HealthEquity, Inc.* (Health Care Providers & Services)	359	29,384
HealthStream, Inc. (Health Care Technology)	103	2,971
Heartland Express, Inc. (Ground Transportation)	198	2,431
Heartland Financial USA, Inc. (Banks)	180	10,206
Hecla Mining Co. (Metals & Mining)	2,493	16,629
Heidrick & Struggles International, Inc. (Professional Services)	85	3,303
Helen of Troy, Ltd.* (Household Durables)	97	5,999
Helios Technologies, Inc. (Machinery)	141	6,726
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	612	6,793
Helmerich & Payne, Inc. (Energy Equipment & Services)	410	12,472
Herbalife, Ltd.* (Personal Care Products)	424	3,049
Herc Holdings, Inc. (Trading Companies & Distributors)	119	18,972
Heritage Commerce Corp. (Banks)	253	2,500
Heritage Financial Corp. (Banks)	145	3,157
Heritage Insurance Holdings, Inc.* (Insurance)	97	1,187
Heron Therapeutics, Inc.* (Biotechnology)	498	991
Hertz Global Holdings, Inc.* (Ground Transportation)	521	1,719
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	169	603
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	62	861
Hillenbrand, Inc. (Machinery)	298	8,284
HilleVax, Inc.* (Biotechnology)	134	236
Hillman Solutions Corp.* (Machinery)	834	8,807
Hilltop Holdings, Inc. (Banks)	198	6,368
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	313	11,368
Himalaya Shipping, Ltd. (Marine Transportation)	126	1,091
Hims & Hers Health, Inc.* (Health Care Providers & Services)	805	14,828
Hingham Institution For Savings The (Banks)	7	1,703
Hippo Holdings, Inc.* (Insurance)	84	1,418
HireQuest, Inc. (Professional Services)	23	326
HNI Corp. (Commercial Services & Supplies)	199	10,714
Holley, Inc.* (Automobile Components)	198	584
Home Bancorp, Inc. (Banks)	30	1,337
Home BancShares, Inc. (Banks)	800	21,671
HomeStreet, Inc. (Banks)	78	1,229
HomeTrust Bancshares, Inc. (Banks)	63	2,147
Hooker Furnishings Corp. (Household Durables)	45	814
Hope Bancorp, Inc. (Banks)	492	6,180
Horace Mann Educators Corp. (Insurance)	175	6,116
Horizon Bancorp, Inc. (Banks)	184	2,861
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	21	4,292
Hub Group, Inc. - Class A (Air Freight & Logistics)	259	11,772
Hudson Pacific Properties, Inc. (Office REITs)	581	2,777
Hudson Technologies, Inc.* (Trading Companies & Distributors)	189	1,576
Humacyte, Inc.* (Biotechnology)	373	2,029
Huron Consulting Group, Inc.* (Professional Services)	75	8,153
Hut 8 Corp.* (Software)	344	4,217
Hyliion Holdings Corp.* (Machinery)	598	1,483
Hyster-Yale, Inc. (Machinery)	49	3,125
I3 Verticals, Inc.* - Class A (Financial Services)	96	2,046
i-80 Gold Corp.* (Metals & Mining)	1,344	1,559
IBEX Holdings, Ltd.* (Professional Services)	37	739
Ibotta, Inc.* - Class A (Media)	32	1,972
ICF International, Inc. (Professional Services)	79	13,176
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	140	4,453
ICU Medical, Inc.* (Health Care Equipment & Supplies)	91	16,582
Ideaya Biosciences, Inc.* (Biotechnology)	353	11,183
IDT Corp. - Class B (Diversified Telecommunication Services)	65	2,481
IES Holdings, Inc.* (Construction & Engineering)	35	6,987
IGM Biosciences, Inc.*(a) (Biotechnology)	64	1,059
iHeartMedia, Inc.* - Class A (Media)	439	812
iLearningEngines Holdings, Inc.* (Software)	124	207
IMAX Corp.* (Entertainment)	182	3,733
Immersion Corp. (Technology Hardware, Storage & Peripherals)	128	1,142
ImmunityBio, Inc.*(a) (Biotechnology)	614	2,284
Immunome, Inc.* (Biotechnology)	218	3,187
Immunovant, Inc.* (Biotechnology)	246	7,013
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	97	21,001
Inari Medical, Inc.* (Health Care Equipment & Supplies)	225	9,279

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Independence Realty Trust, Inc. (Residential REITs)	959	$19,660
Independent Bank Corp. (Banks)	85	2,835
Independent Bank Corp. (Banks)	180	10,643
Independent Bank Group, Inc. (Banks)	154	8,880
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	696	2,777
Industrial Logistics Properties Trust (Industrial REITs)	277	1,319
Infinera Corp.*(a) (Communications Equipment)	859	5,798
Information Services Group, Inc. (IT Services)	150	495
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	84	563
Ingevity Corp.* (Chemicals)	155	6,045
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	62	4,625
Inhibrx Biosciences, Inc.* (Biotechnology)	49	767
Inmode, Ltd.* (Health Care Equipment & Supplies)	337	5,712
Inmune Bio, Inc.* (Biotechnology)	57	307
Innodata, Inc.* (Professional Services)	115	1,929
Innospec, Inc. (Chemicals)	106	11,988
Innovage Holding Corp.* (Health Care Providers & Services)	81	486
Innovative Industrial Properties, Inc. (Industrial REITs)	120	16,152
Innovex International, Inc.* (Energy Equipment & Services)	145	2,129
Innovid Corp.* (Media)	452	814
Innoviva, Inc.* (Pharmaceuticals)	235	4,538
Inogen, Inc.* (Health Care Equipment & Supplies)	101	980
Inovio Pharmaceuticals, Inc.* (Biotechnology)	110	636
Inozyme Pharma, Inc.* (Biotechnology)	219	1,145
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	118	25,416
Insmed, Inc.* (Biotechnology)	667	48,690
Insperity, Inc. (Professional Services)	152	13,376
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	93	862
Installed Building Products, Inc. (Household Durables)	102	25,120
Insteel Industries, Inc. (Building Products)	79	2,456
Instructure Holdings, Inc.* (Software)	94	2,214
Intapp, Inc.* (Software)	166	7,940
Integer Holdings Corp.* (Health Care Equipment & Supplies)	142	18,460
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	287	5,215
Integral Ad Science Holding Corp.* (Media)	307	3,319
Intellia Therapeutics, Inc.* (Biotechnology)	409	8,405
Inter Parfums, Inc. (Personal Care Products)	77	9,971
InterDigital, Inc. (Software)	107	15,154
Interface, Inc. (Commercial Services & Supplies)	244	4,629
International Bancshares Corp. (Banks)	229	13,692
International Game Technology PLC (Hotels, Restaurants & Leisure)	483	10,288
International Money Express, Inc.* (Financial Services)	135	2,496
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	171	8,817
Intrepid Potash, Inc.* (Chemicals)	46	1,104
Intuitive Machines, Inc.* (Aerospace & Defense)	121	974
InvenTrust Properties Corp. (Retail REITs)	289	8,199
Invesco Mortgage Capital, Inc. (Mortgage REITs)	208	1,953
Investar Holding Corp. (Banks)	39	757
Investors Title Co. (Insurance)	6	1,379
Invivyd, Inc.* (Biotechnology)	337	344
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	842	7,359
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,075	10,094
iRadimed Corp. (Health Care Equipment & Supplies)	34	1,710
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	133	9,874
iRobot Corp.* (Household Durables)	121	1,051
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	600	2,472
Ispire Technology, Inc.* (Tobacco)	82	509
iTeos Therapeutics, Inc.* (Biotechnology)	113	1,154
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	181	1,292
Itron, Inc.* (Electronic Equipment, Instruments & Components)	195	20,828
Ivanhoe Electric, Inc.* (Metals & Mining)	355	3,003
J & J Snack Foods Corp. (Food Products)	65	11,188
J Jill, Inc. (Specialty Retail)	23	567
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	83	3,863
Jackson Financial, Inc. - Class A (Financial Services)	324	29,558
JAKKS Pacific, Inc.* (Leisure Products)	34	868
James River Group Holdings, Ltd. (Insurance)	133	834
Jamf Holding Corp.* (Software)	348	6,038
Janus International Group, Inc.* (Building Products)	602	6,086
Janux Therapeutics, Inc.* (Biotechnology)	119	5,406
Jasper Therapeutics, Inc.* (Biotechnology)	48	903
JBG SMITH Properties (Office REITs)	355	6,205
JELD-WEN Holding, Inc.* (Building Products)	365	5,771
JetBlue Airways Corp.* (Passenger Airlines)	1,326	8,699
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,706	8,581
John B Sanfilippo & Son, Inc. (Food Products)	38	3,584
John Bean Technologies Corp. (Machinery)	135	13,299
John Marshall Bancorp, Inc. (Banks)	53	1,048
John Wiley & Sons, Inc. - Class A (Media)	153	7,382
Johnson Outdoors, Inc. - Class A (Leisure Products)	20	724
Kadant, Inc. (Machinery)	50	16,900
Kaiser Aluminum Corp. (Metals & Mining)	68	4,931

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Kaltura, Inc.* (Software)	408	$555
KalVista Pharmaceuticals, Inc.* (Biotechnology)	164	1,899
Karat Packaging, Inc. (Trading Companies & Distributors)	29	751
KB Home (Household Durables)	286	24,507
Kearny Financial Corp. (Banks)	232	1,594
Kelly Services, Inc. - Class A (Professional Services)	131	2,805
Kennametal, Inc. (Machinery)	336	8,712
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	483	5,337
Keros Therapeutics, Inc.* (Biotechnology)	125	7,259
Kforce, Inc. (Professional Services)	79	4,855
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	104	1,925
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	162	7,332
Kingsway Financial Services, Inc.* (Insurance)	55	455
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	158	3,948
Kite Realty Group Trust (Retail REITs)	922	24,489
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	250	3,088
Knife River Corp.* (Construction Materials)	241	21,544
Knowles Corp.* (Electronic Equipment, Instruments & Components)	369	6,653
Kodiak Gas Services, Inc. (Energy Equipment & Services)	86	2,494
Kodiak Sciences, Inc.* (Biotechnology)	138	360
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	236	19,300
Koppers Holdings, Inc. (Chemicals)	87	3,178
Korn Ferry (Professional Services)	220	16,553
Korro Bio, Inc.* (Biotechnology)	26	869
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,986	8,004
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	627	14,609
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	363	3,899
Kronos Worldwide, Inc. (Chemicals)	92	1,145
Krystal Biotech, Inc.* (Biotechnology)	105	19,113
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	229	10,335
Kura Oncology, Inc.* (Biotechnology)	308	6,018
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	25	2,014
Kymera Therapeutics, Inc.* (Biotechnology)	189	8,945
Kyverna Therapeutics, Inc.* (Biotechnology)	71	347
L B Foster Co.* - Class A (Machinery)	38	776
Ladder Capital Corp. (Mortgage REITs)	482	5,591
Lakeland Financial Corp. (Banks)	106	6,903
Lancaster Colony Corp. (Food Products)	83	14,655
Lands’ End, Inc.* (Specialty Retail)	60	1,036
Landsea Homes Corp.* (Household Durables)	76	939
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	292	32,046
LanzaTech Global, Inc.* (Commercial Services & Supplies)	474	905
Larimar Therapeutics, Inc.* (Biotechnology)	179	1,172
Latham Group, Inc.* (Leisure Products)	172	1,170
Laureate Education, Inc. (Diversified Consumer Services)	569	9,451
La-Z-Boy, Inc. (Household Durables)	180	7,727
LCI Industries (Automobile Components)	105	12,657
LCNB Corp. (Banks)	54	814
Legacy Housing Corp.* (Household Durables)	48	1,313
Legalzoom.com, Inc.* (Professional Services)	585	3,715
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	86	7,989
Lemonade, Inc.* (Insurance)	219	3,611
LendingClub Corp.* (Consumer Finance)	464	5,304
LendingTree, Inc.* (Consumer Finance)	42	2,437
LENZ Therapeutics, Inc.* (Biotechnology)	53	1,258
Leonardo DRS, Inc.* (Aerospace & Defense)	312	8,805
Leslie’s, Inc.* (Specialty Retail)	763	2,411
Lexeo Therapeutics, Inc.* (Biotechnology)	100	904
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	487	765
LGI Homes, Inc.* (Household Durables)	89	10,548
Liberty Energy, Inc. (Energy Equipment & Services)	685	13,077
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	136	1,303
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	550	5,220
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	253	6,178
Life360, Inc.* (Software)	25	984
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	96	473
LifeMD, Inc.* (Health Care Technology)	150	786
LifeStance Health Group, Inc.* (Health Care Providers & Services)	592	4,144
Lifetime Brands, Inc. (Household Durables)	53	347
Lifeway Foods, Inc.* (Food Products)	19	492
Lifezone Metals, Ltd.* (Metals & Mining)	155	1,085
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	72	7,206
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	510	1,408
Limbach Holdings, Inc.* (Construction & Engineering)	43	3,258
Limoneira Co. (Food Products)	70	1,855
Lincoln Educational Services Corp.* (Diversified Consumer Services)	111	1,325
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	150	1,388
Lindsay Corp. (Machinery)	46	5,733
Lineage Cell Therapeutics, Inc.* (Biotechnology)	627	568
LINKBANCORP, Inc. (Banks)	94	603
Lions Gate Entertainment Corp.* - Class A (Entertainment)	253	1,981
Lions Gate Entertainment Corp.* - Class B (Entertainment)	528	3,654
Liquidia Corp.* (Pharmaceuticals)	245	2,450

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Liquidity Services, Inc.* (Commercial Services & Supplies)	91	$2,075
LivaNova PLC* (Health Care Equipment & Supplies)	232	12,189
Live Oak Bancshares, Inc. (Banks)	147	6,963
LiveOne, Inc.* (Entertainment)	318	302
LiveRamp Holdings, Inc.* (Software)	280	6,938
Livewire Group, Inc.* (Automobiles)	77	470
Logility Supply Chain Solutions, Inc. (Software)	133	1,488
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	137	4,566
LSB Industries, Inc.* (Chemicals)	226	1,817
LSI Industries, Inc. (Electrical Equipment)	119	1,922
LTC Properties, Inc. (Health Care REITs)	182	6,678
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,296	30,501
Luminar Technologies, Inc.*(a) (Automobile Components)	1,423	1,280
Luxfer Holdings PLC (Machinery)	116	1,502
LXP Industrial Trust (Industrial REITs)	1,234	12,402
Lyell Immunopharma, Inc.* (Biotechnology)	682	941
Lyra Therapeutics, Inc.* (Pharmaceuticals)	205	53
M/I Homes, Inc.* (Household Durables)	113	19,364
MacroGenics, Inc.* (Biotechnology)	261	859
Madison Square Garden Entertainment Corp.* (Entertainment)	166	7,060
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	74	15,704
Magnite, Inc.* (Media)	534	7,396
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	735	17,948
Maiden Holdings, Ltd.* (Insurance)	374	662
Malibu Boats, Inc.* - Class A (Leisure Products)	86	3,338
Mama’s Creations, Inc.* (Food Products)	140	1,022
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	103	421
MannKind Corp.* (Biotechnology)	1,125	7,076
MARA Holdings, Inc.* (Software)	1,161	18,831
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	469	3,898
Marcus & Millichap, Inc. (Real Estate Management & Development)	100	3,963
Marine Products Corp. (Leisure Products)	37	359
MarineMax, Inc.* (Specialty Retail)	92	3,245
MarketWise, Inc. (Capital Markets)	164	110
Marqeta, Inc.* - Class A (Financial Services)	1,979	9,737
Marten Transport, Ltd. (Ground Transportation)	247	4,372
Masterbrand, Inc.* (Building Products)	538	9,975
MasterCraft Boat Holdings, Inc.* (Leisure Products)	71	1,293
Materion Corp. (Metals & Mining)	87	9,732
Mativ Holdings, Inc. (Chemicals)	229	3,891
Matrix Service Co.* (Construction & Engineering)	112	1,291
Matson, Inc. (Marine Transportation)	144	20,537
Matterport, Inc.* (Software)	1,127	5,072
Matthews International Corp. - Class A (Commercial Services & Supplies)	126	2,923
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	32	718
MaxCyte, Inc.* (Life Sciences Tools & Services)	444	1,727
Maximus, Inc. (Professional Services)	259	24,128
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	339	4,909
Mayville Engineering Co., Inc.* (Machinery)	54	1,138
MBIA, Inc. (Insurance)	189	675
McGrath RentCorp (Trading Companies & Distributors)	104	10,949
Medallion Financial Corp. (Consumer Finance)	79	643
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	127	2,300
Medifast, Inc.* (Personal Care Products)	46	880
MediWound, Ltd.* (Pharmaceuticals)	33	596
MeiraGTx Holdings PLC* (Biotechnology)	165	688
Mercantile Bank Corp. (Banks)	67	2,929
Merchants Bancorp (Financial Services)	77	3,462
Mercury General Corp. (Insurance)	114	7,180
Mercury Systems, Inc.* (Aerospace & Defense)	233	8,621
Meridianlink, Inc.* (Software)	114	2,345
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	243	24,015
Meritage Homes Corp. (Household Durables)	152	31,171
Mersana Therapeutics, Inc.* (Biotechnology)	481	909
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	22	2,857
Metagenomi, Inc.* (Biotechnology)	27	59
Metallus, Inc.* (Metals & Mining)	182	2,699
Metals Acquisition, Ltd.* - Class A (Metals & Mining)	229	3,172
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	150	1,794
Metrocity Bankshares, Inc. (Banks)	78	2,388
Metropolitan Bank Holding Corp.* (Banks)	45	2,366
MFA Financial, Inc. (Mortgage REITs)	434	5,520
MGE Energy, Inc. (Electric Utilities)	155	14,175
MGP Ingredients, Inc. (Beverages)	60	4,995
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	876	999
Mid Penn Bancorp, Inc. (Banks)	63	1,879
Middlefield Banc Corp. (Banks)	31	893
Middlesex Water Co. (Water Utilities)	75	4,893
Midland States Bancorp, Inc. (Banks)	87	1,947
MidWestOne Financial Group, Inc. (Banks)	62	1,769
Miller Industries, Inc. (Machinery)	47	2,867
MillerKnoll, Inc. (Commercial Services & Supplies)	296	7,329
MiMedx Group, Inc.* (Biotechnology)	503	2,973
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	306	1,741
Minerals Technologies, Inc. (Chemicals)	136	10,503
Mineralys Therapeutics, Inc.* (Biotechnology)	121	1,465

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	848	$9,387
Mirum Pharmaceuticals, Inc.* (Biotechnology)	166	6,474
Mission Produce, Inc.* (Food Products)	184	2,359
Mister Car Wash, Inc.* (Diversified Consumer Services)	397	2,584
Mistras Group, Inc.* (Professional Services)	89	1,012
Mitek Systems, Inc.* (Software)	196	1,699
Modine Manufacturing Co.* (Automobile Components)	219	29,080
ModivCare, Inc.* (Health Care Providers & Services)	47	671
Moelis & Co. - Class A (Capital Markets)	300	20,553
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	54	4,281
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	162	225
Moneylion, Inc.* (Consumer Finance)	36	1,496
Monro, Inc. (Specialty Retail)	127	3,665
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	280	1,459
Monte Rosa Therapeutics, Inc.* (Biotechnology)	175	928
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	135	3,551
Moog, Inc. - Class A (Aerospace & Defense)	121	24,443
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	64	1,190
Mr. Cooper Group, Inc.* (Financial Services)	271	24,981
MRC Global, Inc.* (Trading Companies & Distributors)	358	4,561
Mueller Industries, Inc. (Machinery)	474	35,124
Mueller Water Products, Inc. - Class A (Machinery)	659	14,300
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	616	20,783
MVB Financial Corp. (Banks)	49	949
Myers Industries, Inc. (Containers & Packaging)	156	2,156
MYR Group, Inc.* (Construction & Engineering)	70	7,156
Myriad Genetics, Inc.* (Biotechnology)	380	10,408
N-able, Inc.* (Software)	303	3,957
Nabors Industries, Ltd.* (Energy Equipment & Services)	39	2,514
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	17	482
NANO Nuclear Energy, Inc.* (Electrical Equipment)	17	245
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	230	1,398
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	149	6,029
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	12	971
National Bank Holdings Corp. - Class A (Banks)	157	6,610
National Bankshares, Inc. (Banks)	24	718
National Beverage Corp. (Beverages)	100	4,694
National CineMedia, Inc.* (Media)	301	2,122
National Health Investors, Inc. (Health Care REITs)	178	14,963
National HealthCare Corp. (Health Care Providers & Services)	53	6,666
National Presto Industries, Inc. (Aerospace & Defense)	22	1,653
National Research Corp. (Health Care Providers & Services)	65	1,486
National Vision Holdings, Inc.* (Specialty Retail)	330	3,600
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	46	879
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	40	1,188
Nature’s Sunshine Products, Inc.* (Personal Care Products)	55	749
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	207	590
Navient Corp. (Consumer Finance)	335	5,223
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	536	1,313
NB Bancorp, Inc.* (Banks)	165	3,062
NBT Bancorp, Inc. (Banks)	195	8,625
NCR Atleos Corp.* (Financial Services)	306	8,730
NCR Voyix Corp.* (Software)	618	8,386
Nektar Therapeutics* (Pharmaceuticals)	758	985
Nelnet, Inc. - Class A (Consumer Finance)	60	6,797
Neogen Corp.* (Health Care Equipment & Supplies)	926	15,566
NeoGenomics, Inc.* (Health Care Providers & Services)	541	7,980
NerdWallet, Inc.* - Class A (Consumer Finance)	168	2,135
Nerdy, Inc.* (Diversified Consumer Services)	309	304
NET Lease Office Properties* (Office REITs)	63	1,929
Net Power, Inc.* (Electrical Equipment)	90	631
NETGEAR, Inc.* (Communications Equipment)	120	2,407
NetScout Systems, Inc.* (Communications Equipment)	294	6,395
NETSTREIT Corp. (Retail REITs)	330	5,455
Neumora Therapeutics, Inc.* (Pharmaceuticals)	357	4,716
Neurogene, Inc.* (Biotechnology)	44	1,846
NeuroPace, Inc.* (Health Care Equipment & Supplies)	58	404
Nevro Corp.* (Health Care Equipment & Supplies)	153	855
New Jersey Resources Corp. (Gas Utilities)	417	19,682
New York Community Bancorp, Inc. (Banks)	1,076	12,083
New York Mortgage Trust, Inc. (Mortgage REITs)	385	2,439
Newmark Group, Inc. - Class A (Real Estate Management & Development)	569	8,837
Newpark Resources, Inc.* (Energy Equipment & Services)	352	2,439
NewtekOne, Inc. (Financial Services)	99	1,234

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NexPoint Diversified Real Estate Trust* (Diversified REITs)	140	$875
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	35	547
NexPoint Residential Trust, Inc. (Residential REITs)	96	4,225
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	491	2,313
Nextdoor Holdings, Inc.* (Interactive Media & Services)	740	1,835
NextNav, Inc.* (Software)	318	2,382
NEXTracker, Inc.* - Class A (Electrical Equipment)	612	22,937
NI Holdings, Inc.* (Insurance)	33	517
Nicolet Bankshares, Inc. (Banks)	56	5,355
Nkarta, Inc.* (Biotechnology)	225	1,017
NL Industries, Inc. (Commercial Services & Supplies)	36	267
nLight, Inc.* (Electronic Equipment, Instruments & Components)	195	2,085
NMI Holdings, Inc.* (Financial Services)	333	13,716
NN, Inc.* (Machinery)	195	761
Noble Corp. PLC (Energy Equipment & Services)	586	21,178
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	865	3,175
Northeast Bank (Banks)	28	2,160
Northeast Community Bancorp, Inc. (Banks)	52	1,375
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	421	14,907
Northern Technologies International Corp. (Chemicals)	33	406
Northfield Bancorp, Inc. (Banks)	167	1,937
Northrim BanCorp, Inc. (Banks)	23	1,638
Northwest Bancshares, Inc. (Banks)	541	7,239
Northwest Natural Holding Co. (Gas Utilities)	161	6,572
Northwest Pipe Co.* (Construction & Engineering)	41	1,850
Northwestern Energy Group, Inc. (Multi-Utilities)	262	14,992
Norwood Financial Corp. (Banks)	31	855
Novagold Resources, Inc.* (Metals & Mining)	1,035	4,244
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	152	27,196
Novavax, Inc.* (Biotechnology)	600	7,578
Novocure, Ltd.* (Health Care Equipment & Supplies)	452	7,065
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	211	1,555
Nurix Therapeutics, Inc.* (Biotechnology)	271	6,089
NuScale Power Corp.*(a) (Electrical Equipment)	336	3,891
Nuvalent, Inc.* - Class A (Biotechnology)	147	15,038
Nuvation Bio, Inc.* (Pharmaceuticals)	770	1,763
NV5 Global, Inc.* (Professional Services)	61	5,702
NVE Corp. (Semiconductors & Semiconductor Equipment)	20	1,597
Oak Valley Bancorp (Banks)	29	771
Oceaneering International, Inc.* (Energy Equipment & Services)	429	10,669
OceanFirst Financial Corp. (Banks)	244	4,536
Ocugen, Inc.*(a) (Biotechnology)	1,086	1,078
Ocular Therapeutix, Inc.* (Pharmaceuticals)	660	5,742
Offerpad Solutions, Inc.* (Real Estate Management & Development)	44	179
OFG Bancorp (Banks)	195	8,759
O-I Glass, Inc.* (Containers & Packaging)	658	8,633
Oil States International, Inc.* (Energy Equipment & Services)	261	1,201
Oil-Dri Corp. of America (Household Products)	21	1,449
Olaplex Holdings, Inc.* (Personal Care Products)	589	1,384
Old National Bancorp (Banks)	1,336	24,929
Old Second Bancorp, Inc. (Banks)	185	2,884
Olema Pharmaceuticals, Inc.* (Biotechnology)	169	2,018
Olo, Inc.* - Class A (Software)	445	2,207
Olympic Steel, Inc. (Metals & Mining)	42	1,638
Omega Flex, Inc. (Machinery)	15	749
Omeros Corp.* (Pharmaceuticals)	237	941
OmniAb, Inc.* (Life Sciences Tools & Services)	392	1,658
Omnicell, Inc.* (Health Care Equipment & Supplies)	194	8,458
ON24, Inc.* (Software)	117	716
ONE Gas, Inc. (Gas Utilities)	239	17,786
One Liberty Properties, Inc. (Diversified REITs)	67	1,845
OneSpan, Inc.* (Software)	161	2,684
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	426	7,033
OneWater Marine, Inc.* (Specialty Retail)	51	1,219
Onity Group, Inc.* (Financial Services)	27	862
Ooma, Inc.* (Diversified Telecommunication Services)	105	1,196
Open Lending Corp.* (Capital Markets)	434	2,656
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,630	5,260
OPENLANE, Inc.* (Commercial Services & Supplies)	456	7,697
OPKO Health, Inc.* (Health Care Providers & Services)	1,382	2,059
OppFi, Inc. (Consumer Finance)	79	374
OptimizeRx Corp.* (Health Care Technology)	75	579
Option Care Health, Inc.* (Health Care Providers & Services)	728	22,786
Orange County Bancorp, Inc. (Banks)	22	1,327
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	306	1,307
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	99	509
Orchid Island Capital, Inc. (Mortgage REITs)	304	2,499
Organogenesis Holdings, Inc.* (Biotechnology)	306	875
ORIC Pharmaceuticals, Inc.* (Biotechnology)	261	2,675

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Origin Bancorp, Inc. (Banks)	125	$4,020
Orion Group Holdings, Inc.* (Construction & Engineering)	132	762
Orion Office REIT, Inc. (Office REITs)	238	952
Orion SA (Chemicals)	244	4,346
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	229	17,619
Orrstown Financial Services, Inc. (Banks)	78	2,805
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	143	2,234
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	69	1,871
Oscar Health, Inc.* - Class A (Insurance)	825	17,498
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	69	10,476
Otter Tail Corp. (Electric Utilities)	176	13,756
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	184	1,159
Outbrain, Inc.* (Interactive Media & Services)	164	797
Outfront Media, Inc. (Specialized REITs)	628	11,542
Outlook Therapeutics, Inc.* (Biotechnology)	64	342
Ovid Therapeutics, Inc.* (Biotechnology)	250	295
Owens & Minor, Inc.* (Health Care Providers & Services)	320	5,021
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	63	5,466
P10, Inc. - Class A (Capital Markets)	173	1,853
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,161	1,974
Pacific Premier Bancorp, Inc. (Banks)	407	10,240
Pacira BioSciences, Inc.* (Pharmaceuticals)	195	2,935
PACS Group, Inc.* (Health Care Providers & Services)	168	6,715
Pactiv Evergreen, Inc. (Containers & Packaging)	172	1,980
Pagaya Technologies, Ltd.* - Class A (Software)	198	2,093
PagerDuty, Inc.* (Software)	390	7,235
Pagseguro Digital, Ltd.* - Class A (Financial Services)	800	6,888
Palomar Holdings, Inc.* (Insurance)	104	9,846
PAM Transportation Services, Inc.* (Ground Transportation)	25	463
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	133	962
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	141	7,596
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	237	4,171
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	155	8,072
Paragon 28, Inc.* (Health Care Equipment & Supplies)	200	1,336
Paramount Group, Inc. (Office REITs)	783	3,852
Park Aerospace Corp. (Aerospace & Defense)	79	1,029
Park National Corp. (Banks)	61	10,247
Parke Bancorp, Inc. (Banks)	45	941
Park-Ohio Holdings Corp. (Machinery)	36	1,105
Pathward Financial, Inc. (Banks)	107	7,063
Patria Investments, Ltd. - Class A (Capital Markets)	233	2,603
Patrick Industries, Inc. (Automobile Components)	92	13,097
Patterson Cos., Inc. (Health Care Providers & Services)	334	7,295
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,650	12,623
Payoneer Global, Inc.* (Financial Services)	1,202	9,051
Paysafe, Ltd.* (Financial Services)	137	3,073
Paysign, Inc.* (Financial Services)	140	514
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	441	13,649
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	49	3,696
PCB Bancorp (Banks)	46	864
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	132	4,182
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	537	14,251
Peakstone Realty Trust (Office REITs)	155	2,113
Peapack-Gladstone Financial Corp. (Banks)	71	1,946
Pebblebrook Hotel Trust (Hotel & Resort REITs)	507	6,708
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	358	4,149
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,452	6,795
PennyMac Financial Services, Inc. (Financial Services)	113	12,879
PennyMac Mortgage Investment Trust (Mortgage REITs)	369	5,262
Peoples Bancorp of North Carolina, Inc. (Banks)	19	482
Peoples Bancorp, Inc. (Banks)	147	4,423
Peoples Financial Services Corp. (Banks)	39	1,828
PepGen, Inc.* (Biotechnology)	66	564
Perdoceo Education Corp. (Diversified Consumer Services)	278	6,183
Perella Weinberg Partners (Capital Markets)	223	4,306
Perficient, Inc.* (IT Services)	147	11,096
Performant Financial Corp.* (Commercial Services & Supplies)	300	1,122
Perimeter Solutions SA* (Chemicals)	568	7,640
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	62	761
Perpetua Resources Corp.* (Metals & Mining)	163	1,524
Perspective Therapeutics, Inc.* (Biotechnology)	229	3,057
Petco Health & Wellness Co., Inc.* (Specialty Retail)	358	1,629
PetIQ, Inc.* (Health Care Providers & Services)	115	3,539
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	145	2,622
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	87	1,959
Phillips Edison & Co., Inc. (Retail REITs)	521	19,647
Phinia, Inc. (Automobile Components)	184	8,470
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	261	6,462

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Phreesia, Inc.* (Health Care Technology)	235	$5,356
Piedmont Lithium, Inc.* (Metals & Mining)	77	688
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	524	5,292
Pioneer Bancorp, Inc.* (Banks)	49	538
Piper Sandler Cos. (Capital Markets)	74	21,001
Pitney Bowes, Inc. (Commercial Services & Supplies)	682	4,863
PJT Partners, Inc. - Class A (Capital Markets)	100	13,334
Planet Labs PBC* (Professional Services)	906	2,020
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	164	1,868
Playstudios, Inc.* (Entertainment)	374	565
Plexus Corp.* (Electronic Equipment, Instruments & Components)	115	15,722
Pliant Therapeutics, Inc.* (Pharmaceuticals)	242	2,713
Plug Power, Inc.* (Electrical Equipment)	3,160	7,142
Plumas Bancorp (Banks)	23	938
Plymouth Industrial REIT, Inc. (Industrial REITs)	170	3,842
Ponce Financial Group, Inc.* (Banks)	82	959
Porch Group, Inc.* (Software)	331	508
Portillo’s, Inc.* - Class A (Hotels, Restaurants & Leisure)	229	3,085
Portland General Electric Co. (Electric Utilities)	431	20,645
Poseida Therapeutics, Inc.* (Biotechnology)	292	835
Postal Realty Trust, Inc. - Class A (Office REITs)	91	1,332
Potbelly Corp.* (Hotels, Restaurants & Leisure)	117	976
PotlatchDeltic Corp. (Specialized REITs)	337	15,181
Powell Industries, Inc. (Electrical Equipment)	40	8,880
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	240	15,389
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	401	2,005
PRA Group, Inc.* (Consumer Finance)	164	3,667
Prairie Operating Co.* (Software)	18	158
Praxis Precision Medicines, Inc.* (Biotechnology)	73	4,200
Precigen, Inc.* (Biotechnology)	537	509
Preferred Bank (Banks)	53	4,253
Preformed Line Products Co. (Electrical Equipment)	10	1,281
Prelude Therapeutics, Inc.* (Biotechnology)	56	116
Premier Financial Corp. (Banks)	150	3,522
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	210	15,141
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	106	9,729
Prime Medicine, Inc.* (Biotechnology)	241	933
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	413
Primis Financial Corp. (Banks)	86	1,047
Primo Water Corp. (Beverages)	670	16,917
Primoris Services Corp. (Construction & Engineering)	227	13,184
Princeton Bancorp, Inc. (Banks)	21	777
Priority Technology Holdings, Inc.* (Financial Services)	77	526
Privia Health Group, Inc.* (Health Care Providers & Services)	433	7,885
ProAssurance Corp.* (Insurance)	216	3,249
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	180	14,422
Proficient Auto Logistics, Inc.* (Ground Transportation)	64	908
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	94	638
PROG Holdings, Inc. (Consumer Finance)	176	8,534
Progress Software Corp. (Software)	180	12,127
Progyny, Inc.* (Health Care Providers & Services)	358	6,000
ProKidney Corp.* (Biotechnology)	441	847
ProPetro Holding Corp.* (Energy Equipment & Services)	374	2,865
PROS Holdings, Inc.* (Software)	194	3,593
Protagonist Therapeutics, Inc.* (Biotechnology)	248	11,160
Prothena Corp. PLC* (Biotechnology)	180	3,011
Proto Labs, Inc.* (Machinery)	109	3,201
Provident Bancorp, Inc.* (Banks)	67	723
Provident Financial Services, Inc. (Banks)	534	9,911
PTC Therapeutics, Inc.* (Biotechnology)	323	11,983
PubMatic, Inc.* - Class A (Media)	177	2,632
Pulmonx Corp.* (Health Care Equipment & Supplies)	161	1,335
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	78	1,368
Puma Biotechnology, Inc.* (Biotechnology)	176	449
Pure Cycle Corp.* (Water Utilities)	88	948
PureCycle Technologies, Inc.*(a) (Chemicals)	523	4,969
Purple Innovation, Inc.* (Household Durables)	241	238
Pyxis Oncology, Inc.* (Biotechnology)	207	760
Q2 Holdings, Inc.* (Software)	250	19,943
Q32 Bio, Inc.* (Biotechnology)	26	1,160
QCR Holdings, Inc. (Banks)	70	5,182
Quad/Graphics, Inc. (Commercial Services & Supplies)	131	595
Quaker Chemical Corp. (Chemicals)	59	9,941
Qualys, Inc.* (Software)	158	20,297
Quanex Building Products Corp. (Building Products)	188	5,217
Quanterix Corp.* (Life Sciences Tools & Services)	153	1,983
Quantum-Si, Inc.* (Life Sciences Tools & Services)	425	375
Quest Resource Holding Corp.* (Commercial Services & Supplies)	73	583
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	59	453
QuinStreet, Inc.* (Interactive Media & Services)	224	4,285
Quipt Home Medical Corp.* (Health Care Providers & Services)	173	505

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Qurate Retail, Inc.* - Class B (Broadline Retail)	4	$17
Rackspace Technology, Inc.* (IT Services)	284	696
Radian Group, Inc. (Financial Services)	643	22,306
Radiant Logistics, Inc.* (Air Freight & Logistics)	151	971
Radius Recycling, Inc. (Metals & Mining)	112	2,076
RadNet, Inc.* (Health Care Providers & Services)	281	19,499
Ramaco Resources, Inc. - Class A (Metals & Mining)	113	1,322
Ramaco Resources, Inc. - Class B (Metals & Mining)	21	226
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	462	19,506
Ranger Energy Services, Inc. (Energy Equipment & Services)	66	786
Ranpak Holdings Corp.* (Containers & Packaging)	182	1,188
Rapid7, Inc.* (Software)	263	10,491
Rapport Therapeutics, Inc.* (Pharmaceuticals)	39	799
RAPT Therapeutics, Inc.* (Biotechnology)	127	255
Rayonier Advanced Materials, Inc.* (Chemicals)	272	2,328
RBB Bancorp (Banks)	71	1,634
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	36	1,604
RE/MAX Holdings, Inc.* (Real Estate Management & Development)	76	946
Ready Capital Corp. (Mortgage REITs)	686	5,234
Recursion Pharmaceuticals, Inc.*(a) - Class A (Biotechnology)	1,012	6,669
Red River Bancshares, Inc. (Banks)	19	988
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	209	11,377
Red Violet, Inc.* (Software)	47	1,337
Redfin Corp.* (Real Estate Management & Development)	498	6,240
Redwire Corp.* (Aerospace & Defense)	95	653
Redwood Trust, Inc. (Mortgage REITs)	559	4,321
REGENXBIO, Inc.* (Biotechnology)	195	2,046
Regional Management Corp. (Consumer Finance)	35	1,145
Regulus Therapeutics, Inc.* (Biotechnology)	268	421
Rekor Systems, Inc.* (Software)	313	369
Relay Therapeutics, Inc.* (Biotechnology)	422	2,988
Remitly Global, Inc.* (Financial Services)	624	8,355
Renasant Corp. (Banks)	261	8,483
Renovaro, Inc.* (Biotechnology)	212	102
Repay Holdings Corp.* (Financial Services)	384	3,133
Replimune Group, Inc.* (Biotechnology)	258	2,828
ReposiTrak, Inc. (Software)	50	924
Republic Bancorp, Inc. - Class A (Banks)	35	2,286
Reservoir Media, Inc.* (Entertainment)	83	673
Resideo Technologies, Inc.* (Building Products)	620	12,487
Resources Connection, Inc. (Professional Services)	137	1,329
Retail Opportunity Investments Corp. (Retail REITs)	526	8,274
REV Group, Inc. (Machinery)	218	6,117
Revance Therapeutics, Inc.* (Pharmaceuticals)	442	2,294
REVOLUTION Medicines, Inc.* (Biotechnology)	647	29,341
Revolve Group, Inc.* (Specialty Retail)	163	4,039
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	65	3,009
RGC Resources, Inc. (Gas Utilities)	35	790
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	232	12,154
Ribbon Communications, Inc.* (Communications Equipment)	389	1,264
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	52	642
Rigel Pharmaceuticals, Inc.* (Biotechnology)	74	1,197
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	600	470
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	48	1,272
Rimini Street, Inc.* (Software)	225	416
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	629	1,006
Riot Platforms, Inc.* (Software)	1,211	8,986
RLJ Lodging Trust (Hotel & Resort REITs)	647	5,939
Roadzen, Inc.* (Software)	64	76
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,477	14,371
Rocket Pharmaceuticals, Inc.* (Biotechnology)	279	5,153
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	31	988
Rogers Corp.* (Electronic Equipment, Instruments & Components)	80	9,041
Root, Inc.* - Class A (Insurance)	37	1,398
RPC, Inc. (Energy Equipment & Services)	361	2,296
RumbleON, Inc.* - Class B (Specialty Retail)	68	326
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	258	13,630
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	38	1,822
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	323	3,505
RXO, Inc.* (Ground Transportation)	576	16,127
RxSight, Inc.* (Health Care Equipment & Supplies)	152	7,513
Ryerson Holding Corp. (Metals & Mining)	119	2,369
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	249	26,703
S&T Bancorp, Inc. (Banks)	162	6,799
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	214	5,057
Sabra Health Care REIT, Inc. (Health Care REITs)	982	18,275
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,597	5,861
Safe Bulkers, Inc. (Marine Transportation)	256	1,326
Safehold, Inc. (Specialized REITs)	220	5,771
Safety Insurance Group, Inc. (Insurance)	62	5,070
Sage Therapeutics, Inc.* (Biotechnology)	232	1,675

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sally Beauty Holdings, Inc.* (Specialty Retail)	437	$5,930
Sana Biotechnology, Inc.* (Biotechnology)	561	2,334
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	17	514
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	137	1,676
Sandy Spring Bancorp, Inc. (Banks)	187	5,866
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	228	15,607
Sapiens International Corp. N.V. (Software)	131	4,882
Saul Centers, Inc. (Retail REITs)	45	1,888
Savara, Inc.* (Biotechnology)	490	2,078
Savers Value Village, Inc.* (Broadline Retail)	99	1,042
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	104	4,995
Scholar Rock Holding Corp.* (Biotechnology)	291	2,331
Scholastic Corp. (Media)	98	3,137
Schrodinger, Inc.* (Health Care Technology)	236	4,378
Scilex Holding Co.* (Pharmaceuticals)	279	258
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	199	14,189
scPharmaceuticals, Inc.* (Pharmaceuticals)	121	552
Seacoast Banking Corp. of Florida (Banks)	359	9,567
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	104	1,004
Seadrill, Ltd.* (Energy Equipment & Services)	291	11,564
Select Medical Holdings Corp. (Health Care Providers & Services)	460	16,040
Select Water Solutions, Inc. (Energy Equipment & Services)	387	4,307
Selective Insurance Group, Inc. (Insurance)	258	24,072
Selectquote, Inc.* (Insurance)	568	1,233
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	20	471
SEMrush Holdings, Inc.* - Class A (Software)	154	2,419
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	275	12,557
Seneca Foods Corp.* - Class A (Food Products)	20	1,247
Sensient Technologies Corp. (Chemicals)	179	14,359
Sera Prognostics, Inc.* - Class A (Biotechnology)	117	913
Service Properties Trust (Hotel & Resort REITs)	700	3,192
ServisFirst Bancshares, Inc. (Banks)	215	17,297
SES AI Corp.* (Electrical Equipment)	553	354
Seven Hills Realty Trust (Mortgage REITs)	54	744
Sezzle, Inc.* (Financial Services)	10	1,706
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	505	5,843
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	161	16,616
Shattuck Labs, Inc.* (Biotechnology)	166	579
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	207	2,921
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	728	4,084
Shoe Carnival, Inc. (Specialty Retail)	76	3,333
Shore Bancshares, Inc. (Banks)	130	1,819
Shutterstock, Inc. (Interactive Media & Services)	106	3,749
SI-BONE, Inc.* (Health Care Equipment & Supplies)	173	2,419
Sierra Bancorp (Banks)	55	1,588
SIGA Technologies, Inc. (Pharmaceuticals)	197	1,330
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	149	939
Signet Jewelers, Ltd. (Specialty Retail)	181	18,668
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	136	15,718
Silvaco Group, Inc.* (Software)	26	372
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	40	690
Simmons First National Corp. - Class A (Banks)	527	11,352
Simulations Plus, Inc. (Health Care Technology)	67	2,145
Sinclair, Inc. (Media)	136	2,081
SiriusPoint, Ltd.* (Insurance)	419	6,008
SITE Centers Corp.* (Retail REITs)	202	12,221
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	78	13,378
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	343	7,148
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	394	15,881
SJW Group (Water Utilities)	140	8,135
Sky Harbour Group Corp.* (Transportation Infrastructure)	48	530
Skye Bioscience, Inc.* (Biotechnology)	73	285
Skyward Specialty Insurance Group, Inc.* (Insurance)	158	6,435
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	116	1,053
SkyWest, Inc.* (Passenger Airlines)	168	14,283
SL Green Realty Corp. (Office REITs)	278	19,353
Sleep Number Corp.* (Specialty Retail)	92	1,685
SM Energy Co. (Oil, Gas & Consumable Fuels)	486	19,424
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	221	4,630
SmartFinancial, Inc. (Banks)	67	1,952
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	811	1,403
Smith & Wesson Brands, Inc. (Leisure Products)	193	2,505
Smith-Midland Corp.* (Construction Materials)	19	634
Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	107	1,365
SolarMax Technology, Inc.* (Electrical Equipment)	22	14
SolarWinds Corp. (Software)	231	3,015
Soleno Therapeutics, Inc.* (Biotechnology)	98	4,948
Solid Biosciences, Inc.* (Biotechnology)	97	676

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Solid Power, Inc.* (Automobile Components)	650	$878
Solidion Technology, Inc.* (Electrical Equipment)	38	14
Solo Brands, Inc.* - Class A (Leisure Products)	119	168
Sonic Automotive, Inc. - Class A (Specialty Retail)	62	3,626
Sonida Senior Living, Inc.* (Health Care Providers & Services)	15	401
Sonos, Inc.* (Household Durables)	523	6,428
SoundHound AI, Inc.*(a) - Class A (Software)	1,241	5,783
SoundThinking, Inc.* (Software)	42	487
South Plains Financial, Inc. (Banks)	50	1,696
Southern First Bancshares, Inc.* (Banks)	33	1,125
Southern Missouri Bancorp, Inc. (Banks)	40	2,260
Southern States Bancshares, Inc. (Banks)	35	1,076
Southland Holdings, Inc.* (Construction & Engineering)	43	159
Southside Bancshares, Inc. (Banks)	122	4,078
SouthState Corp. (Banks)	323	31,388
Southwest Gas Holdings, Inc. (Gas Utilities)	259	19,104
SpartanNash Co. (Consumer Staples Distribution & Retail)	143	3,205
Sphere Entertainment Co.* (Entertainment)	113	4,992
Spire Global, Inc.* (Professional Services)	95	949
Spire, Inc. (Gas Utilities)	241	16,217
Spirit Airlines, Inc.(a) (Passenger Airlines)	466	1,118
Spok Holdings, Inc. (Wireless Telecommunication Services)	78	1,175
SpringWorks Therapeutics, Inc.* (Biotechnology)	292	9,356
Sprinklr, Inc.* - Class A (Software)	537	4,151
Sprout Social, Inc.* - Class A (Software)	210	6,105
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	428	47,256
SPS Commerce, Inc.* (Software)	158	30,680
SPX Technologies, Inc.* (Machinery)	191	30,457
Spyre Therapeutics, Inc.* (Biotechnology)	147	4,323
Squarespace, Inc.* - Class A (IT Services)	258	11,978
SSR Mining, Inc. (Metals & Mining)	861	4,890
STAAR Surgical Co.* (Health Care Equipment & Supplies)	210	7,802
Stagwell, Inc.* (Media)	365	2,562
Standard BioTools, Inc.* (Life Sciences Tools & Services)	1,252	2,416
Standard Motor Products, Inc. (Automobile Components)	89	2,955
Standex International Corp. (Machinery)	49	8,956
Star Holdings* (Diversified REITs)	55	761
Steelcase, Inc. - Class A (Commercial Services & Supplies)	393	5,302
Stellar Bancorp, Inc. (Banks)	209	5,411
Stem, Inc.* (Electrical Equipment)	644	224
Stepan Co. (Chemicals)	91	7,030
StepStone Group, Inc. - Class A (Capital Markets)	264	15,003
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	233	475
Sterling Bancorp, Inc.* (Banks)	90	410
Sterling Check Corp.* (Professional Services)	141	2,358
Sterling Infrastructure, Inc.* (Construction & Engineering)	128	18,563
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	308	15,089
Stewart Information Services Corp. (Insurance)	115	8,595
Stitch Fix, Inc.* - Class A (Specialty Retail)	382	1,077
Stock Yards Bancorp, Inc. (Banks)	109	6,757
Stoke Therapeutics, Inc.* (Biotechnology)	151	1,856
StoneCo, Ltd.* - Class A (Financial Services)	1,215	13,681
Stoneridge, Inc.* (Automobile Components)	116	1,298
StoneX Group, Inc.* (Capital Markets)	116	9,498
Strategic Education, Inc. (Diversified Consumer Services)	94	8,700
Stratus Properties, Inc.* (Real Estate Management & Development)	24	624
Strawberry Fields REIT, Inc. (Health Care REITs)	25	317
Stride, Inc.* (Diversified Consumer Services)	181	15,441
Sturm Ruger & Co., Inc. (Leisure Products)	70	2,918
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	445	3,053
Summit Materials, Inc.* - Class A (Construction Materials)	514	20,061
Summit Therapeutics, Inc.*(a) (Biotechnology)	372	8,147
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	167	1,872
SunCoke Energy, Inc. (Metals & Mining)	356	3,090
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	461	4,490
SunOpta, Inc.* (Food Products)	389	2,482
Sunrise Realty Trust, Inc. (Mortgage REITs)	24	345
Sunrun, Inc.* (Electrical Equipment)	928	16,759
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	863	8,906
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	636	2,309
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	55	852
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	213	6,641
Surgery Partners, Inc.* (Health Care Providers & Services)	326	10,510
Surmodics, Inc.* (Health Care Equipment & Supplies)	59	2,288
Sutro Biopharma, Inc.* (Biotechnology)	347	1,201
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	419	14,853
SWK Holdings Corp.* (Financial Services)	14	242
Sylvamo Corp. (Paper & Forest Products)	149	12,792
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	165	12,801
Syndax Pharmaceuticals, Inc.* (Biotechnology)	349	6,718
System1, Inc.* (Interactive Media & Services)	99	111

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	100	$1,461
Talkspace, Inc.* (Health Care Providers & Services)	522	1,091
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	628	6,500
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	275	11,663
Tanger, Inc. (Retail REITs)	452	14,997
Tango Therapeutics, Inc.* (Biotechnology)	202	1,555
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	140	1,089
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	156	5,131
Taylor Devices, Inc.* (Machinery)	10	499
Taylor Morrison Home Corp.* (Household Durables)	434	30,493
Taysha Gene Therapies, Inc.* (Biotechnology)	731	1,469
TechTarget, Inc.* (Media)	110	2,690
Tecnoglass, Inc. (Building Products)	95	6,523
Teekay Corp.* (Oil, Gas & Consumable Fuels)	243	2,236
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	102	5,942
TEGNA, Inc. (Media)	720	11,361
Tejon Ranch Co.* (Real Estate Management & Development)	89	1,562
Teladoc Health, Inc.* (Health Care Technology)	723	6,637
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	419	9,741
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	20	128
Telos Corp.* (Software)	234	840
Tenable Holdings, Inc.* (Software)	501	20,301
Tenaya Therapeutics, Inc.* (Biotechnology)	234	452
Tennant Co. (Machinery)	80	7,683
Terawulf, Inc.* (Software)	991	4,638
Terex Corp. (Machinery)	283	14,974
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	244	2,035
Terran Orbital Corp.* (Aerospace & Defense)	661	166
Terreno Realty Corp. (Industrial REITs)	405	27,065
TETRA Technologies, Inc.* (Energy Equipment & Services)	533	1,652
Tevogen Bio Holdings, Inc.* (Biotechnology)	95	35
Texas Capital Bancshares, Inc.* (Banks)	197	14,078
TG Therapeutics, Inc.* (Biotechnology)	593	13,870
The Aaron’s Co., Inc. (Specialty Retail)	132	1,313
The Andersons, Inc. (Consumer Staples Distribution & Retail)	139	6,969
The Baldwin Insurance Group, Inc.* (Insurance)	280	13,944
The Bancorp, Inc.* (Banks)	212	11,342
The Bank of NT Butterfield & Son, Ltd. (Banks)	197	7,265
The Beauty Health Co.* (Personal Care Products)	316	455
The Brink’s Co. (Commercial Services & Supplies)	191	22,087
The Buckle, Inc. (Specialty Retail)	131	5,760
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	205	8,313
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	149	6,259
The Duckhorn Portfolio, Inc.* (Beverages)	226	1,313
The E.W. Scripps Co.* - Class A (Media)	257	577
The Eastern Co. (Machinery)	22	714
The Ensign Group, Inc. (Health Care Providers & Services)	236	33,942
The First Bancorp, Inc. (Banks)	45	1,184
The First Bancshares, Inc. (Banks)	129	4,145
The First of Long Island Corp. (Banks)	91	1,171
The GEO Group, Inc.* (Commercial Services & Supplies)	527	6,772
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,209	10,700
The Gorman-Rupp Co. (Machinery)	89	3,467
The Greenbrier Cos., Inc. (Machinery)	130	6,616
The Hackett Group, Inc. (IT Services)	107	2,811
The Hain Celestial Group, Inc.* (Food Products)	381	3,288
The Honest Co., Inc.* (Personal Care Products)	346	1,235
The Joint Corp.* (Health Care Providers & Services)	46	526
The Lovesac Co.* (Household Durables)	60	1,719
The Macerich Co. (Retail REITs)	920	16,781
The Manitowoc Co., Inc.* (Machinery)	148	1,424
The Marcus Corp. (Entertainment)	102	1,537
The ODP Corp.* (Specialty Retail)	148	4,403
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	88	324
The Pennant Group, Inc.* (Health Care Providers & Services)	121	4,320
The Real Brokerage, Inc.* (Real Estate Management & Development)	409	2,270
The RealReal, Inc.* (Specialty Retail)	415	1,303
The RMR Group, Inc. - Class A (Real Estate Management & Development)	66	1,675
The Shyft Group, Inc. (Machinery)	143	1,795
The Simply Good Foods Co.* (Food Products)	387	13,456
The St. Joe Co. (Real Estate Management & Development)	153	8,921
The Vita Coco Co., Inc.* (Beverages)	167	4,728
The York Water Co. (Water Utilities)	61	2,285
Theravance Biopharma, Inc.* (Pharmaceuticals)	156	1,257
Thermon Group Holdings, Inc.* (Electrical Equipment)	142	4,237
Third Coast Bancshares, Inc.* (Banks)	48	1,285
Third Harmonic Bio, Inc.* (Pharmaceuticals)	84	1,138
Thoughtworks Holding, Inc.* (IT Services)	425	1,879
ThredUp, Inc.* - Class A (Specialty Retail)	334	281
Thryv Holdings, Inc.* (Media)	135	2,326
Tidewater, Inc.* (Energy Equipment & Services)	207	14,861
Tile Shop Holdings, Inc.* (Specialty Retail)	122	804

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Tilly’s, Inc.* - Class A (Specialty Retail)	63	$321
Timberland Bancorp, Inc. (Banks)	32	968
Tiptree, Inc. (Insurance)	107	2,094
Titan International, Inc.* (Machinery)	212	1,724
Titan Machinery, Inc.* (Trading Companies & Distributors)	88	1,226
Tompkins Financial Corp. (Banks)	54	3,121
Topgolf Callaway Brands Corp.* (Leisure Products)	602	6,610
Torrid Holdings, Inc.* (Specialty Retail)	52	204
Tourmaline Bio, Inc.* (Biotechnology)	98	2,520
Towne Bank (Banks)	298	9,852
Townsquare Media, Inc. - Class A (Media)	56	569
TPG RE Finance Trust, Inc. (Mortgage REITs)	253	2,158
TPI Composites, Inc.* (Electrical Equipment)	196	892
Traeger, Inc.* (Household Durables)	145	534
Transcat, Inc.* (Trading Companies & Distributors)	38	4,589
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	144
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	136	21,351
Transocean, Ltd.* (Energy Equipment & Services)	3,096	13,158
Travere Therapeutics, Inc.* (Biotechnology)	313	4,379
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	207	1,201
Tredegar Corp.* (Metals & Mining)	113	824
TreeHouse Foods, Inc.* (Food Products)	203	8,522
Trevi Therapeutics, Inc.* (Pharmaceuticals)	249	832
Tri Pointe Homes, Inc.* (Household Durables)	391	17,716
TriCo Bancshares (Banks)	136	5,800
TriMas Corp. (Containers & Packaging)	172	4,391
TriNet Group, Inc. (Professional Services)	136	13,188
Trinity Industries, Inc. (Machinery)	347	12,089
Triumph Financial, Inc.* (Banks)	94	7,477
Triumph Group, Inc.* (Aerospace & Defense)	311	4,009
Tronox Holdings PLC (Chemicals)	503	7,359
TrueBlue, Inc.* (Professional Services)	127	1,002
TrueCar, Inc.* (Interactive Media & Services)	364	1,256
Trupanion, Inc.* (Insurance)	140	5,877
TrustCo Bank Corp. (Banks)	79	2,613
Trustmark Corp. (Banks)	258	8,210
TScan Therapeutics, Inc.* (Biotechnology)	163	812
TTEC Holdings, Inc. (Professional Services)	83	487
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	429	7,829
Tucows, Inc.* - Class A (IT Services)	34	710
Turning Point Brands, Inc. (Tobacco)	73	3,150
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	73	1,120
Tutor Perini Corp.* (Construction & Engineering)	184	4,997
Twin Disc, Inc. (Machinery)	47	587
Twist Bioscience Corp.* (Biotechnology)	244	11,024
Two Harbors Investment Corp. (Mortgage REITs)	441	6,121
TXNM Energy, Inc. (Electric Utilities)	382	16,720
Tyra Biosciences, Inc.* (Biotechnology)	86	2,022
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	64	5,416
Udemy, Inc.* (Diversified Consumer Services)	406	3,021
UFP Industries, Inc. (Building Products)	257	33,721
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	31	9,818
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	188	7,507
Ultralife Corp.* (Electrical Equipment)	43	389
UMB Financial Corp. (Banks)	190	19,971
UMH Properties, Inc. (Residential REITs)	275	5,409
UniFirst Corp. (Commercial Services & Supplies)	64	12,714
Unisys Corp.* (IT Services)	279	1,585
United Bankshares, Inc. (Banks)	561	20,812
United Community Banks, Inc. (Banks)	508	14,773
United Fire Group, Inc. (Insurance)	89	1,863
United Homes Group, Inc.* (Household Durables)	22	135
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	249	4,188
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	150	7,590
United States Lime & Minerals, Inc. (Construction Materials)	45	4,395
Uniti Group, Inc. (Specialized REITs)	1,015	5,725
Unitil Corp. (Multi-Utilities)	68	4,119
Unity Bancorp, Inc. (Banks)	31	1,056
Universal Corp. (Tobacco)	102	5,417
Universal Health Realty Income Trust (Health Care REITs)	55	2,516
Universal Insurance Holdings, Inc. (Insurance)	102	2,260
Universal Logistics Holdings, Inc. (Ground Transportation)	29	1,250
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	37	1,429
Universal Technical Institute, Inc.* (Diversified Consumer Services)	168	2,732
Univest Financial Corp. (Banks)	123	3,461
Upbound Group, Inc. (Specialty Retail)	228	7,294
Upstart Holdings, Inc.* (Consumer Finance)	327	13,083
Upwork, Inc.* (Professional Services)	528	5,518
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,693	10,514
Urban Edge Properties (Retail REITs)	519	11,101
Urban Outfitters, Inc.* (Specialty Retail)	272	10,420
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,440	1,714
UroGen Pharma, Ltd.* (Biotechnology)	161	2,045
USANA Health Sciences, Inc.* (Personal Care Products)	48	1,820
USCB Financial Holdings, Inc. (Banks)	44	671
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	14	937
Utz Brands, Inc. (Food Products)	276	4,885
V2X, Inc.* (Aerospace & Defense)	52	2,905

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	442	$2,537
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	40	112
Valaris, Ltd.* (Energy Equipment & Services)	266	14,830
Valhi, Inc. (Chemicals)	10	334
Valley National Bancorp (Banks)	1,832	16,598
Value Line, Inc. (Capital Markets)	3	140
Vanda Pharmaceuticals, Inc.* (Biotechnology)	242	1,135
Varex Imaging Corp.* (Health Care Equipment & Supplies)	165	1,967
Varonis Systems, Inc.* (Software)	468	26,442
Vaxcyte, Inc.* (Biotechnology)	507	57,934
Vector Group, Ltd. (Tobacco)	623	9,295
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	236	7,819
Velocity Financial, Inc.* (Financial Services)	38	745
Ventyx Biosciences, Inc.* (Pharmaceuticals)	258	562
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	109	595
Vera Therapeutics, Inc.* (Biotechnology)	165	7,293
Veracyte, Inc.* (Biotechnology)	326	11,097
Verastem, Inc.* (Biotechnology)	165	493
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	14	56
Vericel Corp.* (Biotechnology)	206	8,704
Verint Systems, Inc.* (Software)	259	6,560
Veris Residential, Inc. (Residential REITs)	333	5,947
Veritex Holdings, Inc. (Banks)	223	5,869
Verra Mobility Corp.* (Professional Services)	707	19,662
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	80	116
Vertex, Inc.* - Class A (Software)	230	8,857
Veru, Inc.* (Personal Care Products)	561	431
Verve Therapeutics, Inc.* (Biotechnology)	302	1,462
Viad Corp.* (Commercial Services & Supplies)	87	3,117
Viant Technology, Inc.* - Class A (Software)	66	731
Viasat, Inc.* (Communications Equipment)	525	6,269
Viavi Solutions, Inc.* (Communications Equipment)	935	8,434
Vicor Corp.* (Electrical Equipment)	97	4,084
Victoria’s Secret & Co.* (Specialty Retail)	333	8,558
Victory Capital Holdings, Inc. - Class A (Capital Markets)	175	9,695
Viemed Healthcare, Inc.* (Health Care Providers & Services)	146	1,070
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	37	1,176
Vimeo, Inc.* (Interactive Media & Services)	629	3,176
Vir Biotechnology, Inc.* (Biotechnology)	380	2,846
Virco Mfg. Corp. (Commercial Services & Supplies)	47	649
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	81	497
Virginia National Bankshares Corp. (Banks)	20	833
Viridian Therapeutics, Inc.* (Biotechnology)	266	6,052
VirTra, Inc.* (Aerospace & Defense)	45	280
Virtus Investment Partners, Inc. (Capital Markets)	29	6,074
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	536	10,136
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	51	1,321
Vista Outdoor, Inc.* (Leisure Products)	247	9,676
Visteon Corp.* (Automobile Components)	116	11,048
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	121	3,255
Vital Farms, Inc.* (Food Products)	138	4,840
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	106	2,546
Vivid Seats, Inc.* - Class A (Entertainment)	328	1,214
Vizio Holding Corp.* - Class A (Household Durables)	377	4,211
Voyager Therapeutics, Inc.* (Biotechnology)	195	1,141
VSE Corp. (Commercial Services & Supplies)	67	5,543
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	419	901
Wabash National Corp. (Machinery)	185	3,550
WaFd, Inc. (Banks)	283	9,863
Waldencast PLC* - Class A (Personal Care Products)	104	379
Walker & Dunlop, Inc. (Financial Services)	136	15,448
Warby Parker, Inc.* - Class A (Specialty Retail)	370	6,042
Warrior Met Coal, Inc. (Metals & Mining)	220	14,058
Washington Trust Bancorp, Inc. (Banks)	72	2,319
Waterstone Financial, Inc. (Financial Services)	68	1,000
Watts Water Technologies, Inc. - Class A (Machinery)	116	24,034
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	329	2,698
Waystar Holding Corp.* (Health Care Technology)	183	5,104
WD-40 Co. (Household Products)	58	14,957
Weave Communications, Inc.* (Software)	166	2,125
Webtoon Entertainment, Inc.* (Interactive Media & Services)	64	732
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	70	4,825
Werewolf Therapeutics, Inc.* (Biotechnology)	129	273
Werner Enterprises, Inc. (Ground Transportation)	262	10,111
WesBanco, Inc. (Banks)	244	7,266
West Bancorp, Inc. (Banks)	68	1,293
Westamerica BanCorp (Banks)	109	5,387
Westrock Coffee Co.* (Food Products)	146	949
Weyco Group, Inc. (Distributors)	26	885
Wheels Up Experience, Inc.* (Passenger Airlines)	381	922
Whitestone REIT (Retail REITs)	207	2,801
WideOpenWest, Inc.* (Media)	212	1,113

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Willdan Group, Inc.* (Professional Services)	53	$2,170
Willis Lease Finance Corp. (Trading Companies & Distributors)	12	1,786
Winmark Corp. (Specialty Retail)	12	4,595
Winnebago Industries, Inc. (Automobiles)	120	6,973
WisdomTree, Inc. (Capital Markets)	592	5,914
WK Kellogg Co. (Food Products)	278	4,757
WM Technology, Inc.* (Software)	359	312
WNS Holdings, Ltd.* (Professional Services)	192	10,120
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	337	5,871
Workiva, Inc.* (Software)	214	16,932
World Acceptance Corp.* (Consumer Finance)	15	1,770
World Kinect Corp. (Oil, Gas & Consumable Fuels)	247	7,635
Worthington Enterprises, Inc. (Household Durables)	134	5,554
Worthington Steel, Inc. (Metals & Mining)	138	4,693
WSFS Financial Corp. (Banks)	251	12,798
X4 Pharmaceuticals, Inc.* (Biotechnology)	713	477
XBiotech, Inc.* (Biotechnology)	85	657
Xencor, Inc.* (Biotechnology)	252	5,068
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	433	6,395
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	595	1,696
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	494	5,128
XOMA Royalty Corp.* (Biotechnology)	34	900
Xometry, Inc.* - Class A (Trading Companies & Distributors)	178	3,270
XPEL, Inc.* (Automobile Components)	107	4,641
Xperi, Inc.* (Software)	191	1,765
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	102	1,265
Yelp, Inc.* (Interactive Media & Services)	278	9,752
Yext, Inc.* (Software)	445	3,079
Y-mAbs Therapeutics, Inc.* (Biotechnology)	156	2,051
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	243	894
Zeta Global Holdings Corp.* - Class A (Software)	759	22,641
Zevra Therapeutics, Inc.* (Pharmaceuticals)	179	1,242
Ziff Davis, Inc.* (Interactive Media & Services)	193	9,391
Zimvie, Inc.* (Health Care Equipment & Supplies)	115	1,825
ZipRecruiter, Inc.* (Interactive Media & Services)	304	2,888
Zumiez, Inc.* (Specialty Retail)	70	1,491
Zuora, Inc.* - Class A (Software)	592	5,103
Zura Bio, Ltd.* (Biotechnology)	188	763
Zurn Elkay Water Solutions Corp. (Building Products)	611	21,959
Zymeworks, Inc.* (Biotechnology)	237	2,974
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	65	530
TOTAL COMMON STOCKS
(Cost $7,487,283)		11,363,252

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+(Pharmaceuticals)	403	73
Chinook Therapeutics CVR*+(Health Care Providers & Services)	243	–
Empire Petroleum Corp.; expiring 10/16/24*+ (Oil, Gas & Consumable Fuels)	61	—	(b)
TOTAL RIGHTS
(Cost $–)		73

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(c)(d) (28.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $4,599,604	$4,599,000	$4,599,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,599,000)		4,599,000

Collateral for Securities Loaned(e) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.84%(f)	109,488	$109,488
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $109,488)		109,488
TOTAL INVESTMENT SECURITIES
(Cost $12,195,771) — 98.1%		16,071,813
Net other assets (liabilities) — 1.9%		308,511
NET ASSETS - 100.0%		$16,380,324

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $103,313.
(b)	Amount is less than $0.50.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $2,664,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2024.

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2024.
NM	Not meaningful, amount is less than 0.05%
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	21	12/23/24	$2,361,660	$109,818

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	10/28/24	5.03%	$4,294,434	$9,087
Russell 2000 Index	Goldman Sachs International	10/28/24	5.38%	3,400,701	8,115
				$7,695,135	$17,202

iShares Russell 2000 ETF	UBS AG	10/28/24	5.63%	$1,334,133	$2,757
Russell 2000 Index	UBS AG	10/28/24	5.53%	10,010,335	23,764
				$11,344,468	$26,521
				$19,039,603	$43,723

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$130,594	0.8%
Air Freight & Logistics	20,024	0.1%
Automobile Components	154,666	0.9%
Automobiles	7,716	NM
Banks	1,113,584	6.7%
Beverages	32,647	0.2%
Biotechnology	1,024,436	6.2%
Broadline Retail	2,503	NM
Building Products	175,272	1.1%
Capital Markets	193,531	1.2%
Chemicals	225,284	1.3%
Commercial Services & Supplies	197,693	1.2%
Communications Equipment	72,014	0.4%
Construction & Engineering	180,111	1.1%
Construction Materials	46,634	0.3%
Consumer Finance	98,879	0.6%
Consumer Staples Distribution & Retail	90,023	0.5%
Containers & Packaging	28,698	0.2%
Distributors	3,183	NM
Diversified Consumer Services	105,514	0.6%
Diversified REITs	77,505	0.5%
Diversified Telecommunication Services	95,795	0.6%
Electric Utilities	88,811	0.5%
Electrical Equipment	144,521	0.9%
Electronic Equipment, Instruments & Components	339,172	2.1%
Energy Equipment & Services	242,139	1.5%
Entertainment	55,768	0.3%
Financial Services	296,152	1.8%
Food Products	110,568	0.7%
Gas Utilities	113,929	0.7%
Ground Transportation	54,020	0.3%
Health Care Equipment & Supplies	373,276	2.3%
Health Care Providers & Services	321,178	2.0%
Health Care REITs	79,113	0.5%
Health Care Technology	44,841	0.3%
Hotel & Resort REITs	85,670	0.5%
Hotels, Restaurants & Leisure	210,564	1.3%
Household Durables	276,302	1.8%
Household Products	34,527	0.2%
Independent Power and Renewable Electricity Producers	24,592	0.2%
Industrial Conglomerates	2,786	NM
Industrial REITs	60,780	0.4%
Insurance	218,545	1.3%
Interactive Media & Services	66,654	0.4%
IT Services	69,260	0.4%
Leisure Products	47,606	0.3%
Life Sciences Tools & Services	31,118	0.2%
Machinery	416,973	2.6%
Marine Transportation	37,172	0.2%
Media	78,360	0.5%
Metals & Mining	198,466	1.2%
Mortgage REITs	128,128	0.8%
Multi-Utilities	49,762	0.3%
Office REITs	90,476	0.6%
Oil, Gas & Consumable Fuels	357,250	2.2%
Paper & Forest Products	14,761	0.1%
Passenger Airlines	40,790	0.2%
Personal Care Products	29,503	0.2%
Pharmaceuticals	197,686	1.2%
Professional Services	280,528	1.8%
Real Estate Management & Development	90,738	0.6%
Residential REITs	53,001	0.3%
Retail REITs	147,417	0.8%
Semiconductors & Semiconductor Equipment	253,900	1.6%
Software	669,449	4.1%
Specialized REITs	53,592	0.3%
Specialty Retail	274,253	1.7%
Technology Hardware, Storage & Peripherals	24,105	0.1%
Textiles, Apparel & Luxury Goods	69,401	0.4%
Tobacco	18,371	0.1%
Trading Companies & Distributors	262,092	1.6%
Transportation Infrastructure	530	NM
Water Utilities	45,532	0.3%
Wireless Telecommunication Services	12,891	0.1%
Other**	5,016,999	30.7%
Total	$16,380,324	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP U.S. Government Plus :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

U.S. Treasury Obligation (39.7%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.25%, 8/15/54	$3,040,000	$3,104,363
TOTAL U.S. TREASURY OBLIGATION
(Cost $3,069,862)		3,104,363

Repurchase Agreements(a)(b) (60.5%)

Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $4,730,621	4,730,000	4,730,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,730,000)		4,730,000
TOTAL INVESTMENT SECURITIES
(Cost $7,799,862) — 100.2%		7,834,363
Net other assets (liabilities) — (0.2)%		(13,068)
NET ASSETS - 100.0%		$7,821,295

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2024, the aggregate amount held in a segregated account was $55,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25% due on 8/15/54	Citibank North America	10/15/24	5.10%	$2,052,555	$(74,363)
30-Year U.S. Treasury Bond, 4.25% due on 8/15/54	Societe’ Generale	10/15/24	5.09%	4,523,791	(155,292)
				$6,576,346	$(229,655)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Common Stocks (97.2%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	7,318	$444,129
Ameren Corp. (Multi-Utilities)	7,612	665,746
American Electric Power Co., Inc. (Electric Utilities)	15,181	1,557,571
American Water Works Co., Inc. (Water Utilities)	5,559	812,948
Atmos Energy Corp. (Gas Utilities)	4,428	614,208
CenterPoint Energy, Inc. (Multi-Utilities)	18,595	547,065
CMS Energy Corp. (Multi-Utilities)	8,523	601,979
Consolidated Edison, Inc. (Multi-Utilities)	9,867	1,027,451
Constellation Energy Corp. (Electric Utilities)	8,921	2,319,638
Dominion Energy, Inc. (Multi-Utilities)	23,935	1,383,204
DTE Energy Co. (Multi-Utilities)	5,906	758,389
Duke Energy Corp. (Electric Utilities)	22,026	2,539,598
Edison International (Electric Utilities)	11,018	959,558
Entergy Corp. (Electric Utilities)	6,100	802,821
Evergy, Inc. (Electric Utilities)	6,561	406,848
Eversource Energy (Electric Utilities)	10,197	693,906
Exelon Corp. (Electric Utilities)	28,532	1,156,973
FirstEnergy Corp. (Electric Utilities)	14,625	648,619
NextEra Energy, Inc. (Electric Utilities)	58,617	4,954,894
NiSource, Inc. (Multi-Utilities)	12,797	443,416
NRG Energy, Inc. (Electric Utilities)	5,889	536,488
PG&E Corp. (Electric Utilities)	60,985	1,205,673
Pinnacle West Capital Corp. (Electric Utilities)	3,240	287,032
PPL Corp. (Electric Utilities)	21,049	696,301
Public Service Enterprise Group, Inc. (Multi-Utilities)	14,213	1,267,942
Sempra (Multi-Utilities)	18,064	1,510,692
The AES Corp. (Independent Power and Renewable Electricity Producers)	20,284	406,897
The Southern Co. (Electric Utilities)	31,196	2,813,255
Vistra Corp. (Independent Power and Renewable Electricity Producers)	9,802	1,161,929
WEC Energy Group, Inc. (Multi-Utilities)	9,018	867,351
Xcel Energy, Inc. (Electric Utilities)	15,906	1,038,662
TOTAL COMMON STOCKS
(Cost $14,021,100)		35,131,183

Repurchase Agreements(a) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.80%, dated 9/30/2024, due 10/1/24, total to be received $794,104	$794,000	$794,000
TOTAL REPURCHASE AGREEMENTS
(Cost $794,000)		794,000
TOTAL INVESTMENT SECURITIES
(Cost $14,815,100) — 99.4%		35,925,183
Net other assets (liabilities) — 0.6%		216,292
NET ASSETS - 100.0%		$36,141,475

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Utilities :: Schedule of Portfolio Investments :: September 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	10/23/24	5.58%	$1,151,772	$1,077

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of September 30, 2024:

	Value	% of Net Assets
Electric Utilities	$23,061,966	63.9%
Gas Utilities	614,208	1.7%
Independent Power and Renewable Electricity Producers	1,568,826	4.3%
Multi-Utilities	9,073,235	25.1%
Water Utilities	812,948	2.2%
Other**	1,010,292	2.8%
Total	$36,141,475	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2024 (unaudited)                            :: APPENDIX ::

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of September 30, 2024, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Credit Agricole CIB,	HSBC Securities (USA), Inc.,	Natwest Markets, PLC	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	4.72%	4.80%	4.72%	4.64%	4.72%	4.59%
	dated 9/30/2024,	dated 9/30/2024,	dated 9/30/2024,	dated 9/30/2024,	dated 9/30/2024,	dated 9/30/2024,
	due 10/1/24(1)	due 10/1/24(2)	due 10/1/24(3)	due 10/1/24(4)	due 10/1/24(5)	due 10/1/24(6)
ProFund Access VP High Yield	$935,000	$2,078,000	$935,000	$692,000	$1,558,000	$618,000
ProFund VP Banks	2,000	4,000	2,000	1,000	3,000	3,000
ProFund VP Bear	223,000	497,000	223,000	165,000	372,000	155,000
ProFund VP Biotechnology	62,000	139,000	62,000	46,000	104,000	46,000
ProFund VP Bull	1,264,000	2,811,000	1,264,000	936,000	2,107,000	841,000
ProFund VP Communication Services	39,000	86,000	39,000	28,000	65,000	28,000
ProFund VP Consumer Discretionary	114,000	254,000	114,000	84,000	191,000	79,000
ProFund VP Consumer Staples	40,000	89,000	40,000	29,000	67,000	28,000
ProFund VP Dow 30	54,000	121,000	54,000	39,000	91,000	46,000
ProFund VP Emerging Markets	27,000	62,000	27,000	20,000	47,000	23,000
ProFund VP Energy	92,000	206,000	92,000	68,000	154,000	64,000
ProFund VP Falling U.S. Dollar	91,000	204,000	91,000	67,000	152,000	65,000
ProFund VP Financials	48,000	107,000	48,000	35,000	80,000	36,000
ProFund VP Health Care	46,000	103,000	46,000	34,000	77,000	35,000
ProFund VP Industrials	11,000	26,000	11,000	8,000	19,000	12,000
ProFund VP International	1,523,000	3,387,000	1,523,000	1,128,000	2,540,000	1,011,000
ProFund VP Internet	18,000	40,000	18,000	13,000	30,000	14,000
ProFund VP Japan	1,528,000	3,397,000	1,528,000	1,132,000	2,547,000	1,008,000
ProFund VP Large-Cap Growth	8,000	17,000	8,000	5,000	13,000	8,000
ProFund VP Large-Cap Value	4,000	9,000	4,000	3,000	7,000	4,000
ProFund VP Materials	4,000	9,000	4,000	3,000	7,000	4,000
ProFund VP Mid-Cap	1,435,000	3,191,000	1,435,000	1,063,000	2,392,000	953,000
ProFund VP Mid-Cap Growth	5,000	11,000	5,000	3,000	8,000	7,000
ProFund VP Mid-Cap Value	2,000	6,000	2,000	2,000	4,000	5,000
ProFund VP Nasdaq-100	5,479,000	12,180,000	5,479,000	4,059,000	9,134,000	3,613,000
ProFund VP Pharmaceuticals	7,000	16,000	7,000	5,000	12,000	8,000
ProFund VP Precious Metals	4,176,000	9,281,000	4,176,000	3,092,000	6,960,000	2,757,000
ProFund VP Real Estate	7,000	16,000	7,000	5,000	12,000	8,000
ProFund VP Rising Rates Opportunity	920,000	2,046,000	920,000	681,000	1,535,000	612,000
ProFund VP Semiconductor	302,000	671,000	302,000	223,000	503,000	202,000
ProFund VP Short Dow 30	—	1,000	—	—	—	4,000
ProFund VP Short Emerging Markets	62,000	140,000	62,000	46,000	105,000	48,000
ProFund VP Short International	60,000	135,000	60,000	44,000	101,000	46,000
ProFund VP Short Mid-Cap	11,000	26,000	11,000	8,000	20,000	15,000
ProFund VP Short Nasdaq-100	390,000	869,000	390,000	289,000	652,000	266,000
ProFund VP Short Small-Cap	143,000	322,000	143,000	106,000	242,000	105,000
ProFund VP Small-Cap	387,000	863,000	387,000	286,000	646,000	266,000
ProFund VP Small-Cap Growth	4,000	10,000	4,000	3,000	7,000	5,000
ProFund VP Small-Cap Value	3,000	7,000	3,000	2,000	5,000	6,000
ProFund VP Technology	69,000	155,000	69,000	51,000	116,000	50,000
ProFund VP UltraBull	572,000	1,272,000	572,000	423,000	955,000	384,000
ProFund VP UltraMid-Cap	437,000	972,000	437,000	323,000	729,000	292,000
ProFund VP UltraNasdaq-100	8,654,000	19,233,000	8,654,000	6,410,000	14,424,000	5,699,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	2,000
ProFund VP UltraShort Nasdaq-100	100,000	224,000	100,000	74,000	168,000	72,000
ProFund VP UltraSmall-Cap	629,000	1,402,000	629,000	466,000	1,050,000	423,000
ProFund VP U.S. Government Plus	648,000	1,441,000	648,000	480,000	1,081,000	432,000
ProFund VP Utilities	108,000	242,000	108,000	80,000	181,000	75,000
	$30,743,000	$68,378,000	$30,743,000	$22,760,000	$51,273,000	$20,483,000

Each repurchase agreement was fully collateralized by U.S. government securities as of September 30, 2024 as follows:

(1)	U.S. Treasury Notes, 4.50%, due 5/31/2029, total value $31,398,759.
(2)	U.S. Treasury Bonds, 3.25%, due 5/15/2042, total value $69,749,792.
(3)	U.S. Treasury Notes, 4.375%, due 5/15/2034, total value $31,362,495.
(4)	U.S. Treasury Floating Rate Notes, coupon rate in effect at September 30, 2024, 4.692%, due 10/31/2024, total value $23,219,603.
(5)	U.S. Treasury Bonds, 3.125%, due 5/15/2048, U.S. Treasury Inflation-Protected Securities (TIPS), 1.375%, due 2/15/2044, which had an aggregate value of $52,302,578.
(6)	U.S. Treasury Notes, 4.00% to 4.25%, due 1/31/2026 to 2/29/2028, which had an aggregate value of $20,898,104.